                               TABLE OF CONTENTS

President's Letter..........................................        3
Performance Summaries.......................................        4
NYLIAC Variable Annuity Separate Account - III
Financial Statements........................................        7
Statement of Assets and Liabilities.........................        8
Statement of Operations.....................................       12
Statement of Changes in Net Assets..........................       16
Notes to Financial Statements...............................       22
Report of Independent Accountants...........................       52

MainStay VP Series Fund, Inc.
Chairman's Letter...........................................      M-1
Portfolio Managers' Comments................................      M-2
Glossary....................................................     M-50
Directors and Officers......................................     M-52
Bond Portfolio..............................................     M-56
Capital Appreciation Portfolio..............................     M-61
Cash Management Portfolio...................................     M-65
Convertible Portfolio.......................................     M-70
Equity Income Portfolio*....................................     M-78
Government Portfolio........................................     M-82
Growth Equity Portfolio.....................................     M-87
High Yield Corporate Bond Portfolio.........................     M-92
Indexed Equity Portfolio*...................................    M-104
International Equity Portfolio*.............................    M-114
Mid Cap Core Portfolio*.....................................    M-119
Mid Cap Growth Portfolio*...................................    M-127
Small Cap Growth Portfolio*.................................    M-131
Total Return Portfolio......................................    M-136
Value Portfolio.............................................    M-145
American Century Income & Growth Portfolio..................    M-149
Dreyfus Large Company Value Portfolio.......................    M-156
Eagle Asset Management Growth Equity Portfolio..............    M-161
Lord Abbett Developing Growth Portfolio.....................    M-165
Notes to Financial Statements...............................    M-171
Report of Independent Accountants...........................    M-194

* The MainStay VP Equity Income, MainStay VP Indexed Equity, MainStay
  VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid
  Cap Growth and MainStay VP Small Cap Growth Portfolios are not available under the AmSouth Premium Plus Variable Annuity policies.

The Annual Reports for the Portfolios listed below follow:
AmSouth Enhanced Market Fund Portfolio
AmSouth International Equity Fund Portfolio
AmSouth Large Cap Fund Portfolio
AmSouth Mid Cap Fund Portfolio
Janus Aspen Series Balanced Portfolio
MFS(R) Research Series Portfolio
Morgan Stanley UIF Emerging Markets Equity Portfolio

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present the Annual Report for the year ending December 31, 2001.

The year 2001 is without question a year that we will never forget. Even before the terrorist attacks of September 11, virtually all businesses and consumers were feeling the effects of the economic downturn. We watched the price of gasoline and oil reach near record highs in the early months before falling sharply in the latter half of the year. California was in the dark from rolling electrical blackouts. Companies announced layoffs on an almost daily basis as unemployment reached a four-year high. And, in an effort to stimulate the economy, the Federal Reserve cut short-term interest rates eleven times during the year to levels not seen since 1961.

The concerns over the struggling economy and weakened consumer confidence were compounded by the horror we witnessed on September 11. Within hours of the attacks, we were grateful and relieved to confirm that all of New York Life's employees and facilities were safe. At the same time, we moved quickly to reassure our clients and the public of our unwavering commitment to meet our obligations. The very next day, the chairman of our parent company, New York Life Insurance Company, Sy Sternberg, announced New York Life's straightforward response to the disaster: "We will pay our claims quickly and compassionately."

Thanks to the deep financial reserves we maintain, even a crisis of this magnitude combined with an overall economic decline did not weaken the strength of this Company. While we are not immune to events and downturns such as those in 2001, our conservative investing strategies, prudent expense management and product diversification enable us to grow and continue to serve you in both good and difficult times.

This 2001 Annual Report for AmSouth Premium Plus Variable Annuity provides you an opportunity to review your investment allocations within your variable annuity contract. It contains important information such as performance data, portfolio manager commentaries, individual portfolio holdings and separate account financial statements for each of the investment options available within the AmSouth Premium Plus Variable Annuity contracts offered by New York Life Insurance and Annuity Corporation (NYLIAC).

The market fluctuations in 2001 were reminders of the importance of asset allocation and diversification when making investment choices. AmSouth Premium Plus Variable Annuity offers an extensive selection of allocation alternatives, including cash, bond, and equity sector choices covering the domestic and international markets -- all of which can help you customize a portfolio to suit your individual investment style, risk tolerance and time horizon.

When choosing your allocations, you can be assured that you are reaping the benefits from the professional expertise and skilled portfolio management of some of the industry's leading investment advisers, including New York Life Investment Management LLC, AmSouth Investment Management Company, Janus Capital Corporation, MFS Investment Management(R) and Morgan Stanley Asset Management.

It's been said that the true test of a company is not how it performs during the good times, but how it manages through the rough spots. While we continue to navigate through our nation's and our economy's recovery, I sincerely believe that, down the road, we will look back at 2001 as one of our finest hours. I'm proud of our performance in light of the events of the past year, and I am confident of the direction we're heading. And we are pleased that you have placed your trust with New York Life Insurance and Annuity Corporation for your financial needs. We remain committed to being the soundest, strongest, and easiest company to do business with -- and one that will be here for you whenever you need us.

/S/ FREDERICK J. SIEVERT

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

AMSOUTH PREMIUM PLUS VARIABLE ANNUITY
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
ASSUMING CONTRACT NOT SURRENDERED(%)(1)
--------------------------------------------------------------------------------

                                                              INVESTMENT                                          SINCE
                                                  PORTFOLIO    DIVISION                                         INVESTMENT
                                                  INCEPTION   INCEPTION      1        3        5        10       DIVISION
INVESTMENT DIVISIONS                                DATE         DATE       YEAR    YEARS    YEARS    YEARS    INCEPTION(3)
AmSouth Enhanced Market Fund                      12/29/00      1/18/01    (14.31)     N/A      N/A      N/A      (12.47)
AmSouth International Equity Fund                 12/29/00      1/18/01    (25.31)     N/A      N/A      N/A      (18.38)
AmSouth Large Cap Fund                            12/29/00      1/18/01    (10.25)     N/A      N/A      N/A      (12.85)
AmSouth Mid Cap Fund                              12/29/00      1/18/01    (25.31)     N/A      N/A      N/A      (26.22)
Janus Aspen Series Balanced                        9/13/93      7/10/00     (6.18)    4.04    12.33      N/A       (6.84)
MainStay VP American Century Income & Growth        5/1/98      7/10/00     (9.96)   (2.89)     N/A      N/A      (13.64)
MainStay VP Bond                                   1/23/84      7/10/00      7.53     4.06     5.48     5.41        8.77
MainStay VP Capital Appreciation                   1/29/93      7/10/00    (24.44)   (6.41)    6.26      N/A      (25.87)
MainStay VP Cash Management(4)                     1/29/93      7/10/00      2.19     3.26     3.39      N/A        2.90
MainStay VP Convertible                            10/1/96      7/10/00     (3.73)    7.95     8.01      N/A      (12.71)
MainStay VP Dreyfus Large Company Value             5/1/98      7/10/00     (6.02)    1.18      N/A      N/A       (1.85)
MainStay VP Eagle Asset Mgt Growth Equity           5/1/98      7/10/00    (17.89)    5.84      N/A      N/A      (24.85)
MainStay VP Government                             1/29/93      7/10/00      4.95     3.89     5.33      N/A        7.82
MainStay VP Growth Equity                          1/23/84      7/10/00    (18.40)   (0.23)    9.07    11.35      (16.84)
MainStay VP High Yield Corporate Bond               5/1/95      7/10/00      3.25     2.04     3.62      N/A       (4.12)
MainStay VP Lord Abbett Dev Growth                  5/1/98      7/10/00     (8.81)   (1.86)     N/A      N/A      (11.93)
MainStay VP Total Return                           1/29/93      7/10/00    (12.11)   (1.59)    6.70      N/A      (17.29)
MainStay VP Value                                   5/1/95      7/10/00     (1.19)    5.55     6.06      N/A        3.39
MFS(R) Research Series                             7/26/95      7/10/00    (22.50)   (3.94)    4.49      N/A      (26.32)
Morgan Stanley UIF Emerging Markets Equity         10/1/96      7/10/00     (7.98)    1.98    (4.81)     N/A      (26.96)
---------------------------------------------------------------------------------------------------------------------------
                                                                   Negative numbers appear in parentheses.

ASSUMING CONTRACT SURRENDERED(%)(2)
--------------------------------------------------------------------------------

                                                              INVESTMENT                                          SINCE
                                                  PORTFOLIO    DIVISION                                         INVESTMENT
                                                  INCEPTION   INCEPTION      1        3        5        10       DIVISION
INVESTMENT DIVISIONS                                DATE         DATE       YEAR    YEARS    YEARS    YEARS    INCEPTION(3)
AmSouth Enhanced Market Fund                      12/29/00      1/18/01    (20.48)     N/A      N/A      N/A      (18.77)
AmSouth International Equity Fund                 12/29/00      1/18/01    (30.69)     N/A      N/A      N/A      (24.26)
AmSouth Large Cap Fund                            12/29/00      1/18/01    (16.71)     N/A      N/A      N/A      (19.12)
AmSouth Mid Cap Fund                              12/29/00      1/18/01    (30.68)     N/A      N/A      N/A      (31.53)
Janus Aspen Series Balanced                        9/13/93      7/10/00    (12.93)    1.51    11.44      N/A      (11.68)
MainStay VP American Century Income & Growth        5/1/98      7/10/00    (16.44)   (5.28)     N/A      N/A      (18.14)
MainStay VP Bond                                   1/23/84      7/10/00     (0.21)    1.53     4.33     5.41        3.02
MainStay VP Capital Appreciation                   1/29/93      7/10/00    (29.88)   (8.71)    5.14      N/A      (29.68)
MainStay VP Cash Management(4)                     1/29/93      7/10/00     (5.17)    0.72     2.13      N/A       (2.41)
MainStay VP Convertible                            10/1/96      7/10/00    (10.66)    5.61     6.96      N/A      (17.48)
MainStay VP Dreyfus Large Company Value             5/1/98      7/10/00    (12.79)   (1.31)     N/A      N/A       (6.96)
MainStay VP Eagle Asset Mgt Growth Equity           5/1/98      7/10/00    (23.80)    3.40      N/A      N/A      (28.72)
MainStay VP Government                             1/29/93      7/10/00     (2.61)    1.36     4.16      N/A        1.72
MainStay VP Growth Equity                          1/23/84      7/10/00    (24.28)   (2.68)    8.07    11.35      (21.12)
MainStay VP High Yield Corporate Bond               5/1/95      7/10/00     (4.18)   (0.47)    2.38      N/A       (9.24)
MainStay VP Lord Abbett Dev Growth                  5/1/98      7/10/00    (15.37)   (4.28)     N/A      N/A      (16.54)
MainStay VP Total Return                           1/29/93      7/10/00    (18.44)   (4.01)    5.59      N/A      (21.78)
MainStay VP Value                                   5/1/95      7/10/00     (8.31)    3.10     4.93      N/A       (2.36)
MFS(R) Research Series                             7/26/95      7/10/00    (28.08)   (6.31)    3.29      N/A      (30.23)
Morgan Stanley UIF Emerging Markets Equity         10/1/96      7/10/00    (14.60)   (0.53)   (6.04)     N/A      (31.04)
---------------------------------------------------------------------------------------------------------------------------
                                                                   Negative numbers appear in parentheses.

(1) Assumes no deduction for contingent deferred sales charge.

(2) The maximum contingent deferred sales charge for each premium payment is 8%, declining to 4% by the 8th year after that premium payment has been in the contract, with no charge thereafter. Withdrawals may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value.

Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.60%, but does not include any credits applied. A policy service fee, equal to the lesser of $30 is not included in these charges but will be deducted each year on the contract anniversary and if surrendered if the accumulation value is less than $100,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less than $100,000.

AmSouth Premium Plus Variable Annuity was first offered for sale on January 18, 2001. Each of the Portfolios and Investment Divisions existed prior to this date, except for AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund Investment Divisions. The hypothetical performance shown has been modified to reflect Separate Account and Fund annual expenses as if the contract had been available during the periods shown.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The AmSouth Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. There are certain states that allow only a single premium. Under either of these contracts, we will apply a Credit to premium(s) paid in a percentage amount according to the Credit rate schedule then in effect. Fees and charges for a contract with a Credit may be higher than those for other contracts, and over time, the amount of the Credits may be more than those higher charges. There may be circumstances in which the purchase of an AmSouth Premium Plus Variable Annuity is less advantageous than the purchase of another variable annuity which might have lower fees but no Credit. This may be the case, for example, if you intended to make fewer and smaller premium payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001


                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $568,441,308     $309,049,808     $155,818,927

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................      2,163,680        1,144,303          569,011
                                                               ------------     ------------     ------------
      Total net assets......................................   $566,277,628     $307,905,505     $155,249,916
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $553,783,261     $260,067,316     $144,131,486
    Series II Policies......................................      1,333,308       16,214,187        1,733,429
    Series III Policies.....................................     11,161,059       31,624,002        9,385,001
                                                               ------------     ------------     ------------
      Total net assets......................................   $566,277,628     $307,905,505     $155,249,916
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      19.03     $       1.27     $      15.36
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       7.17     $       1.05     $       8.71
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       6.55     $       1.04     $       8.34
                                                               ============     ============     ============
Identified Cost of Investment...............................   $751,137,941     $309,048,956     $181,292,668
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 INDEXED         SMALL CAP          EQUITY
                                                                  EQUITY           GROWTH           INCOME
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $668,537,395     $ 13,287,615     $ 19,076,216

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................      2,522,102           36,005           57,224
                                                               ------------     ------------     ------------
      Total net assets......................................   $666,015,293     $ 13,251,610     $ 19,018,992
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $647,390,700     $  7,456,329     $ 12,587,672
    Series II Policies......................................      1,825,748          268,450          108,550
    Series III Policies.....................................     16,798,845          785,981        1,408,534
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........             --        4,740,850        4,914,236
                                                               ------------     ------------     ------------
      Total net assets......................................   $666,015,293     $ 13,251,610     $ 19,018,992
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      21.39     $       9.48     $       9.83
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       8.14     $       9.76     $       9.78
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       7.92     $       9.47     $       9.96
                                                               ============     ============     ============
Identified Cost of Investment...............................   $749,085,680     $ 13,001,201     $ 18,629,696
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $126,291,942     $444,138,585     $ 21,276,365     $305,843,252     $226,432,009     $168,567,750     $378,199,072

          439,172        1,588,470           81,309        1,138,869          817,350          563,738        1,410,783
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $125,852,770     $442,550,115     $ 21,195,056     $304,704,383     $225,614,659     $168,004,012     $376,788,289
     ============     ============     ============     ============     ============     ============     ============
     $115,641,033     $426,004,364     $ 19,878,277     $296,703,933     $213,976,894     $158,984,492     $359,198,126
        1,420,016        1,427,891          254,207        2,443,711          801,837        1,100,018        1,763,098
        8,791,721       15,117,860        1,062,572        5,556,739       10,835,928        7,919,502       15,827,065
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $125,852,770     $442,550,115     $ 21,195,056     $304,704,383     $225,614,659     $168,004,012     $376,788,289
     ============     ============     ============     ============     ============     ============     ============
     $      13.94     $      15.09     $      12.94     $      17.52     $      18.64     $      14.02     $      21.84
     ============     ============     ============     ============     ============     ============     ============
     $      11.13     $       9.60     $       7.92     $       8.09     $      10.92     $      11.43     $       7.65
     ============     ============     ============     ============     ============     ============     ============
     $      11.01     $       9.44     $       7.95     $       7.75     $      10.44     $      11.21     $       7.70
     ============     ============     ============     ============     ============     ============     ============
     $127,009,415     $580,351,867     $ 24,565,999     $340,184,962     $234,324,585     $171,448,301     $464,913,696
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP      MAINSTAY VP        CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP          MID CAP           INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH            CORE           & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    -----------------------------------------------------------------------------------------------------------------
     $  8,219,009     $  7,123,684     $ 57,604,706     $ 49,427,020     $142,866,247     $ 26,723,531     $ 72,412,983

           25,120           23,752          216,136          179,924          562,959          103,032          292,517
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  8,193,889     $  7,099,932     $ 57,388,570     $ 49,247,096     $142,303,288     $ 26,620,499     $ 72,120,466
     ============     ============     ============     ============     ============     ============     ============
     $  3,227,099     $  2,184,461     $ 45,929,994     $ 34,068,783     $132,751,453     $ 16,990,378     $ 66,444,764
           55,449               --           70,876          335,503          536,818           52,472          513,754
          365,009          240,981        1,388,326        4,231,302        9,015,017          905,810        5,161,948
        4,546,332        4,674,490        9,999,374       10,611,508               --        8,671,839               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  8,193,889     $  7,099,932     $ 57,388,570     $ 49,247,096     $142,303,288     $ 26,620,499     $ 72,120,466
     ============     ============     ============     ============     ============     ============     ============
     $       9.09     $       9.35     $      10.00     $      10.61     $      13.92     $       8.67     $       8.45
     ============     ============     ============     ============     ============     ============     ============
     $      11.65     $      10.00     $       8.29     $       9.86     $       7.81     $       8.33     $       5.94
     ============     ============     ============     ============     ============     ============     ============
     $       9.30     $       9.74     $       8.15     $       9.74     $       6.68     $       8.38     $       5.51
     ============     ============     ============     ============     ============     ============     ============
     $  8,500,945     $  7,362,126     $ 62,669,420     $ 49,484,535     $204,660,718     $ 32,575,305     $ 79,258,902
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2001

                                                                                     FIDELITY              FIDELITY
                                                                 CALVERT                VIP                   VIP
                                                                 SOCIAL            CONTRAFUND(R)         EQUITY-INCOME
                                                                BALANCED          (INITIAL CLASS)       (INITIAL CLASS)
                                                              ---------------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $ 29,543,812          $290,435,494          $188,917,261

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................       108,130             1,077,548               690,622
                                                              ------------          ------------          ------------
      Total net assets......................................  $ 29,435,682          $289,357,946          $188,226,639
                                                              ============          ============          ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................  $ 27,380,164          $279,421,673          $175,540,670
    Series II Policies......................................        98,122               882,593               529,025
    Series III Policies.....................................     1,957,396             9,053,680            12,156,944
                                                              ------------          ------------          ------------
      Total net assets......................................  $ 29,435,682          $289,357,946          $188,226,639
                                                              ============          ============          ============
    Series I variable accumulation unit value...............  $      16.41          $      16.28          $      15.26
                                                              ============          ============          ============
    Series II variable accumulation unit value..............  $       8.57          $       8.58          $       9.97
                                                              ============          ============          ============
    Series III variable accumulation unit value.............  $       8.34          $       8.26          $       9.83
                                                              ============          ============          ============
Identified Cost of Investment...............................  $ 35,156,715          $343,592,143          $199,790,744
                                                              ============          ============          ============

                                                                                     VAN ECK
                                                              T. ROWE PRICE         WORLDWIDE            AMSOUTH
                                                                 EQUITY               HARD              ENHANCED
                                                                 INCOME              ASSETS              MARKET
                                                              -----------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $ 96,425,702        $  3,791,173        $  1,115,699

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................       335,523              14,000               3,735
                                                              ------------        ------------        ------------
      Total net assets......................................  $ 96,090,179        $  3,777,173        $  1,111,964
                                                              ============        ============        ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................  $ 85,476,117        $  3,510,464        $         --
    Series II Policies......................................       901,720              28,768                  --
    Series III Policies.....................................     9,712,342             237,941           1,111,964
                                                              ------------        ------------        ------------
      Total net assets......................................  $ 96,090,179        $  3,777,173        $  1,111,964
                                                              ============        ============        ============
    Series I variable accumulation unit value...............  $      11.55        $       9.28        $         --
                                                              ============        ============        ============
    Series II variable accumulation unit value..............  $      11.07        $       9.24        $         --
                                                              ============        ============        ============
    Series III variable accumulation unit value.............  $      10.85        $       9.37        $       8.75
                                                              ============        ============        ============
Identified Cost of Investment...............................  $ 96,827,518        $  4,056,202        $  1,119,319
                                                              ============        ============        ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                    MORGAN STANLEY
                         JANUS ASPEN           MFS(R)                                                    UIF
      JANUS ASPEN           SERIES           INVESTORS                                                 EMERGING
         SERIES           WORLDWIDE            TRUST              MFS(R)             MFS(R)            MARKETS
        BALANCED            GROWTH             SERIES        RESEARCH SERIES    UTILITIES SERIES        EQUITY
    ---------------------------------------------------------------------------------------------------------------
      $638,222,829       $399,277,470       $ 34,467,065       $ 52,742,866       $    394,182       $ 31,558,061

         2,347,182          1,519,278            126,361            201,828                785            120,357
      ------------       ------------       ------------       ------------       ------------       ------------
      $635,875,647       $397,758,192       $ 34,340,704       $ 52,541,038       $    393,397       $ 31,437,704
      ============       ============       ============       ============       ============       ============
      $607,298,847       $385,522,931       $ 29,963,318       $ 46,895,784       $    134,772       $ 25,015,549
         2,538,163          1,111,235            231,093            376,307                375          5,827,730
        26,038,637         11,124,026          4,146,293          5,268,947            258,250            594,425
      ------------       ------------       ------------       ------------       ------------       ------------
      $635,875,647       $397,758,192       $ 34,340,704       $ 52,541,038       $    393,397       $ 31,437,704
      ============       ============       ============       ============       ============       ============
      $      18.48       $      16.36       $       9.07       $       9.66       $       8.83       $       7.89
      ============       ============       ============       ============       ============       ============
      $       9.61       $       7.00       $       8.07       $       6.87       $      10.43       $       5.72
      ============       ============       ============       ============       ============       ============
      $       9.06       $       6.43       $       7.94       $       6.58       $       8.35       $       6.64
      ============       ============       ============       ============       ============       ============
      $701,632,974       $552,509,514       $ 39,733,959       $ 74,608,865       $    401,797       $ 48,894,782
      ============       ============       ============       ============       ============       ============

                                                                DREYFUS IP      NEUBERGER BERMAN
        AMSOUTH                                                 TECHNOLOGY            AMT
     INTERNATIONAL         AMSOUTH            AMSOUTH             GROWTH            MID-CAP
         EQUITY           LARGE CAP           MID CAP        (INITIAL SHARES)        GROWTH
------------------------------------------------------------------------------------------------
      $    116,199       $  1,889,991       $    517,121       $  3,815,300       $    649,252

               457              6,733              1,946              8,663              1,351
      ------------       ------------       ------------       ------------       ------------
      $    115,742       $  1,883,258       $    515,175       $  3,806,637       $    647,901
      ============       ============       ============       ============       ============
      $         --       $         --       $         --       $  3,197,055       $    463,772
                --                 --                 --             22,969                538
           115,742          1,883,258            515,175            586,613            183,591
      ------------       ------------       ------------       ------------       ------------
      $    115,742       $  1,883,258       $    515,175       $  3,806,637       $    647,901
      ============       ============       ============       ============       ============
      $         --       $         --       $         --       $       9.84       $       9.64
      ============       ============       ============       ============       ============
      $         --       $         --       $         --       $      12.03       $       9.98
      ============       ============       ============       ============       ============
      $       8.16       $       8.72       $       7.38       $      10.03       $      10.05
      ============       ============       ============       ============       ============
      $    125,912       $  1,858,924       $    548,586       $  3,563,879       $    618,775
      ============       ============       ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2001


                                                                MAINSTAY VP       MAINSTAY VP
                                                                  CAPITAL            CASH           MAINSTAY VP
                                                              APPRECIATION(a)    MANAGEMENT(a)    CONVERTIBLE(a)
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     553,870     $   8,771,105     $   5,564,428
  Mortality and expense risk and administrative charges.....      (8,613,948)       (3,517,406)       (1,995,839)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................      (8,060,078)        5,253,699         3,568,589
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     111,790,566       841,256,489        12,323,226
  Cost of investments sold..................................     (92,093,203)     (841,256,524)      (13,452,823)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............      19,697,363               (35)       (1,129,597)
  Realized gain distribution received.......................              --               825                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (199,254,900)            1,111        (8,063,968)
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................    (179,557,537)            1,901        (9,193,565)
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $(187,617,615)    $   5,255,600     $  (5,624,976)
                                                               =============     =============     =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                  INDEXED          SMALL CAP          EQUITY
                                                                  EQUITY           GROWTH(b)         INCOME(b)
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   6,969,673     $          --     $      93,864
  Mortality and expense risk and administrative charges.....      (9,673,891)          (49,757)          (79,835)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................      (2,704,218)          (49,757)           14,029
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      61,506,091           594,064           828,448
  Cost of investments sold..................................     (46,724,252)         (626,749)         (841,488)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............      14,781,839           (32,685)          (13,040)
  Realized gain distribution received.......................       6,998,998                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (124,392,572)          286,415           446,521
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................    (102,611,735)          253,730           433,481
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $(105,315,953)    $     203,973     $     447,510
                                                               =============     =============     =============

Not all investment divisions are available under all policies.
(a) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP        HIGH YIELD       INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
    GOVERNMENT(a)    CORPORATE BOND(a)       EQUITY         RETURN(a)         VALUE(a)         BOND(a)         EQUITY(a)
    -----------------------------------------------------------------------------------------------------------------------
    $   5,021,103      $  51,189,724     $     295,592    $   7,844,806    $   3,151,853    $   7,652,777    $   2,644,792
       (1,272,860)        (5,829,686)         (308,250)      (4,388,312)      (2,767,990)      (1,650,068)      (5,349,745)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
        3,748,243         45,360,038           (12,658)       3,456,494          383,863        6,002,709       (2,704,953)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
       11,859,467         30,658,430        60,291,719       25,517,524        8,333,213        6,664,195       43,414,484
      (12,069,683)       (40,584,091)      (62,715,428)     (22,217,915)      (7,971,430)      (6,754,437)     (43,515,129)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
         (210,216)        (9,925,661)       (2,423,709)       3,299,609          361,783          (90,242)        (100,645)
               --                 --            64,702          458,366        9,774,140               --               --
          117,370        (22,979,947)       (1,034,458)     (49,626,251)     (12,824,685)       1,937,501      (78,152,350)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
          (92,846)       (32,905,608)       (3,393,465)     (45,868,276)      (2,688,762)       1,847,259      (78,252,995)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
    $   3,655,397      $  12,454,430     $  (3,406,123)   $ (42,411,782)   $  (2,304,899)   $   7,849,968    $ (80,957,948)
    =============      =============     =============    =============    =============    =============    =============

                                          MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                            AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP        MAINSTAY VP         CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP            MID CAP            INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
      GROWTH(b)           CORE(b)         & GROWTH(a)        VALUE(a)        EQUITY(a)        GROWTH(a)      CAPITALIZATION
    -----------------------------------------------------------------------------------------------------------------------
    $          --      $      11,403     $     468,043    $     339,049    $          --    $          --    $      38,389
          (39,774)           (39,483)         (806,248)        (595,768)      (2,034,650)        (355,152)      (1,099,874)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
          (39,774)           (28,080)         (338,205)        (256,719)      (2,034,650)        (355,152)      (1,061,485)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
           42,186            101,804         5,983,837        2,515,102       21,612,407        4,729,741      319,839,573
          (49,585)          (113,192)       (5,959,118)      (2,441,346)     (26,582,873)      (4,605,734)    (359,223,826)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
           (7,399)           (11,388)           24,719           73,756       (4,970,466)         124,007      (39,384,253)
               --                 --                --        1,084,369               --               --               --
         (281,933)          (238,442)       (5,773,609)      (3,193,323)     (24,045,004)      (2,352,165)      10,366,014
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
         (289,332)          (249,830)       (5,748,890)      (2,035,198)     (29,015,470)      (2,228,158)     (29,018,239)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
    $    (329,106)     $    (277,910)    $  (6,087,095)   $  (2,291,917)   $ (31,050,120)   $  (2,583,310)   $ (30,079,724)
    =============      =============     =============    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2001

                                                                                                   FIDELITY
                                                                                 FIDELITY             VIP
                                                                 CALVERT            VIP             EQUITY-
                                                                 SOCIAL        CONTRAFUND(R)        INCOME
                                                                BALANCED      (INITIAL CLASS)   (INITIAL CLASS)
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  1,113,980     $   2,325,451     $   2,713,083
  Mortality and expense risk and administrative charges.....      (391,987)       (4,095,496)       (2,422,805)
                                                              -------------    -------------     -------------
      Net investment income (loss)..........................       721,993        (1,770,045)          290,278
                                                              -------------    -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     2,365,692        22,830,991        13,038,458
  Cost of investments sold..................................    (2,593,222)      (22,074,351)      (14,030,404)
                                                              -------------    -------------     -------------
      Net realized gain (loss) on investments...............      (227,530)          756,640          (991,946)
  Realized gain distribution received.......................       542,740         8,207,473         7,622,468
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (3,432,236)      (52,015,544)      (18,435,392)
                                                              -------------    -------------     -------------
      Net gain (loss) on investments........................    (3,117,026)      (43,051,431)      (11,804,870)
                                                              -------------    -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $ (2,395,033)    $ (44,821,476)    $ (11,514,592)
                                                              =============    =============     =============

                                                                                 VAN ECK
                                                              T. ROWE PRICE     WORLDWIDE        AMSOUTH
                                                                 EQUITY           HARD          ENHANCED
                                                                 INCOME          ASSETS         MARKET(a)
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  1,057,167    $     56,456    $         598
  Mortality and expense risk and administrative charges.....      (950,532)        (54,425)          (6,579)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................       106,635           2,031           (5,981)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     3,879,370       4,176,213            9,936
  Cost of investments sold..................................    (4,031,253)     (4,103,009)         (11,194)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............      (151,883)         73,204           (1,258)
  Realized gain distribution received.......................     1,394,154              71               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (1,334,107)       (588,213)          (3,620)
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................       (91,836)       (514,938)          (4,878)
                                                              -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
          from operations...................................  $     14,799    $   (512,907)   $     (10,859)
                                                              =============   =============   =============

Not all investment divisions are available under all policies.
(a) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                    MORGAN STANLEY
                         JANUS ASPEN           MFS(R)                                                    UIF
      JANUS ASPEN           SERIES           INVESTORS            MFS(R)             MFS(R)            EMERGING
         SERIES           WORLDWIDE            TRUST             RESEARCH          UTILITIES           MARKETS
      BALANCED(a)           GROWTH             SERIES           SERIES(a)          SERIES(b)          EQUITY(a)
    ---------------------------------------------------------------------------------------------------------------
     $  16,653,583      $   2,114,821      $     146,588      $       6,944      $          --      $          --
        (8,638,361)        (6,095,251)          (439,367)          (750,781)              (958)          (419,886)
     -------------      -------------      -------------      -------------      -------------      -------------
         8,015,222         (3,980,430)          (292,779)          (743,837)              (958)          (419,886)
     -------------      -------------      -------------      -------------      -------------      -------------
        31,654,402         50,404,034          3,237,578          9,952,290              4,209        316,847,031
       (24,639,898)       (46,466,956)        (3,550,180)       (12,530,865)            (4,801)      (316,347,013)
     -------------      -------------      -------------      -------------      -------------      -------------
         7,014,504          3,937,078           (312,602)        (2,578,575)              (592)           500,018
                --                 --            752,387          6,671,889                 --                 --
       (53,765,457)      (125,576,221)        (6,014,855)       (17,689,841)            (7,614)           129,236
     -------------      -------------      -------------      -------------      -------------      -------------
       (46,750,953)      (121,639,143)        (5,575,070)       (13,596,527)            (8,206)           629,254
     -------------      -------------      -------------      -------------      -------------      -------------
     $ (38,735,731)     $(125,619,573)     $  (5,867,849)     $ (14,340,364)     $      (9,164)     $     209,368
     =============      =============      =============      =============      =============      =============

                                                                 DREYFUS IP
        AMSOUTH                                                  TECHNOLOGY        NEUBERGER BERMAN
     INTERNATIONAL         AMSOUTH            AMSOUTH              GROWTH            AMT MID-CAP
       EQUITY(a)         LARGE CAP(a)        MID CAP(a)      (INITIAL SHARES)(b)      GROWTH(b)
    -----------------------------------------------------------------------------------------------
     $          --      $          --      $          --        $          --       $          --
              (925)           (11,188)            (3,736)              (9,124)             (1,406)
     -------------      -------------      -------------        -------------       -------------
              (925)           (11,188)            (3,736)              (9,124)             (1,406)
     -------------      -------------      -------------        -------------       -------------
               675             46,334                818              197,523              17,598
              (802)           (49,123)            (1,048)            (210,573)            (18,921)
     -------------      -------------      -------------        -------------       -------------
              (127)            (2,789)              (230)             (13,050)             (1,323)
                --                 --                 --                   --                  --
            (9,713)            31,067            (31,465)             251,418              30,477
     -------------      -------------      -------------        -------------       -------------
            (9,840)            28,278            (31,695)             238,368              29,154
     -------------      -------------      -------------        -------------       -------------
     $     (10,765)     $      17,090      $     (35,431)       $     229,244       $      27,748
     =============      =============      =============        =============       =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000


                                                                MAINSTAY VP                     MAINSTAY VP
                                                           CAPITAL APPRECIATION               CASH MANAGEMENT
                                                       -----------------------------   -----------------------------
                                                          2001(b)         2000(a)         2001(b)         2000(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (8,060,078)  $ (10,602,340)  $   5,253,699   $   8,420,513
    Net realized gain (loss) on investments..........     19,697,363      25,100,430             (35)          1,001
    Realized gain distribution received..............             --      50,255,513             825              --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (199,254,900)   (165,613,796)          1,111            (249)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................   (187,617,615)   (100,860,193)      5,255,600       8,421,265
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     48,764,262     111,319,611     115,572,144     733,667,989
    Policyowners' surrenders.........................    (37,140,495)    (34,544,718)    (33,746,398)    (20,222,444)
    Policyowners' annuity and death benefits.........     (4,477,315)     (4,586,371)     (2,777,629)     (2,226,423)
    Net transfers from (to) Fixed Account............     31,280,588      18,702,189      25,775,174      (3,940,505)
    Transfers between Investment Divisions...........    (36,654,158)    104,018,850      26,391,518    (838,452,951)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....             --              --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      1,772,882     194,909,561     131,214,809    (131,174,334)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        247,350         496,733         (22,924)        (31,510)
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............   (185,597,383)     94,546,101     136,447,485    (122,784,579)
NET ASSETS:
    Beginning of year................................    751,875,011     657,328,910     171,458,020     294,242,599
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 566,277,628   $ 751,875,011   $ 307,905,505   $ 171,458,020
                                                       =============   =============   =============   =============


                                                                MAINSTAY VP                     MAINSTAY VP
                                                           INTERNATIONAL EQUITY                TOTAL RETURN
                                                       -----------------------------   -----------------------------
                                                           2001           2000(a)         2001(b)         2000(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     (12,658)  $    (159,518)  $   3,456,494   $   2,573,198
    Net realized gain (loss) on investments..........     (2,423,709)      1,432,834       3,299,609       2,236,321
    Realized gain distribution received..............         64,702       1,319,785         458,366      27,774,424
    Change in unrealized appreciation (depreciation)
      on investments.................................     (1,034,458)     (7,570,836)    (49,626,251)    (53,020,104)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     (3,406,123)     (4,977,735)    (42,411,782)    (20,436,161)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      1,637,861       2,723,634      24,120,215      39,597,773
    Policyowners' surrenders.........................       (952,640)     (1,153,047)    (19,179,525)    (16,123,878)
    Policyowners' annuity and death benefits.........       (207,511)       (176,519)     (2,789,716)     (2,585,778)
    Net transfers from (to) Fixed Account............      2,023,975       1,119,482      15,226,924       6,784,878
    Transfers between Investment Divisions...........     (1,923,946)      3,737,007     (12,181,398)     28,553,657
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............        577,739       6,250,557       5,196,500      56,226,652
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          6,175          15,804          33,777         117,458
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (2,822,209)      1,288,626     (37,181,505)     35,907,949
NET ASSETS:
    Beginning of year................................     24,017,265      22,728,639     341,885,888     305,977,939
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  21,195,056   $  24,017,265   $ 304,704,383   $ 341,885,888
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.

(a) For Series II and III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                                             MAINSTAY VP
             MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD
             CONVERTIBLE                     GOVERNMENT                    CORPORATE BOND
    -----------------------------   -----------------------------   -----------------------------
       2001(b)         2000(a)         2001(b)         2000(a)         2001(b)         2000(a)
    ---------------------------------------------------------------------------------------------
    $   3,568,589   $   3,097,598   $   3,748,243   $   2,811,167   $  45,360,038   $  45,067,565
       (1,129,597)      1,171,629        (210,216)     (1,358,534)     (9,925,661)     (2,805,144)
               --       8,506,734              --              --              --          18,304
       (8,063,968)    (24,166,144)        117,370       3,457,642     (22,979,947)    (71,659,164)
    -------------   -------------   -------------   -------------   -------------   -------------
       (5,624,976)    (11,390,183)      3,655,397       4,910,275      12,454,430     (29,378,439)
    -------------   -------------   -------------   -------------   -------------   -------------
       20,568,184      35,826,218      18,215,477       7,725,487      41,236,119      34,654,297
       (8,730,708)     (3,786,921)     (6,903,821)     (3,508,145)    (28,224,414)    (23,653,886)
       (1,256,654)     (1,014,467)       (587,901)       (368,014)     (5,487,895)     (4,519,386)
       29,547,519      10,625,948      14,823,488       2,374,856      23,393,433       4,296,836
         (953,011)     42,067,416      36,559,984     (11,015,259)     23,150,243      (6,403,431)
       (5,677,182)    (10,000,000)             --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------
       33,498,148      73,718,194      62,107,227      (4,791,075)     54,067,486       4,374,430
    -------------   -------------   -------------   -------------   -------------   -------------
          (19,381)         33,834         (13,411)        (16,752)        (25,869)         65,335
    -------------   -------------   -------------   -------------   -------------   -------------
       27,853,791      62,361,845      65,749,213         102,448      66,496,047     (24,938,674)
      127,396,125      65,034,280      60,103,557      60,001,109     376,054,068     400,992,742
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 155,249,916   $ 127,396,125   $ 125,852,770   $  60,103,557   $ 442,550,115   $ 376,054,068
    =============   =============   =============   =============   =============   =============


             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                VALUE                           BOND                        GROWTH EQUITY
    -----------------------------   -----------------------------   -----------------------------
       2001(b)         2000(a)         2001(b)         2000(a)         2001(b)         2000(a)
    ---------------------------------------------------------------------------------------------
    $     383,863   $      15,346   $   6,002,709   $   4,338,546   $  (2,704,953)  $  (2,996,696)
          361,783       1,972,003         (90,242)       (628,925)       (100,645)      3,535,546
        9,774,140       5,072,294              --              --              --      38,589,711
      (12,824,685)      8,725,818       1,937,501       2,831,475     (78,152,350)    (59,601,372)
    -------------   -------------   -------------   -------------   -------------   -------------
       (2,304,899)     15,785,461       7,849,968       6,541,096     (80,957,948)    (20,472,811)
    -------------   -------------   -------------   -------------   -------------   -------------
       27,030,064      10,319,353      19,177,542       5,472,326      36,935,798      64,316,841
      (10,834,343)     (9,385,090)     (7,267,424)     (4,394,982)    (21,064,604)    (16,395,828)
       (1,759,852)     (1,272,666)     (1,445,576)       (784,749)     (2,809,354)     (1,798,646)
       21,738,403       1,380,397      15,892,116       2,564,107      35,868,212      14,515,024
       22,755,024     (13,186,883)     47,742,242      (5,852,549)    (13,899,021)     65,007,661
    -------------   -------------   -------------   -------------   -------------   -------------
       58,929,296     (12,144,889)     74,098,900      (2,995,847)     35,031,031     125,645,052
    -------------   -------------   -------------   -------------   -------------   -------------
          (28,886)        (18,755)        (27,572)        (23,092)        113,227         157,041
    -------------   -------------   -------------   -------------   -------------   -------------
       56,595,511       3,621,817      81,921,296       3,522,157     (45,813,690)    105,329,282
      169,019,148     165,397,331      86,082,716      82,560,559     422,601,979     317,272,697
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 225,614,659   $ 169,019,148   $ 168,004,012   $  86,082,716   $ 376,788,289   $ 422,601,979
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2001
and December 31, 2000


                                                                                        MAINSTAY VP     MAINSTAY VP
                                                                MAINSTAY VP              SMALL CAP        EQUITY
                                                              INDEXED EQUITY              GROWTH          INCOME
                                                       -----------------------------   -------------   -------------
                                                           2001           2000(a)         2001(c)         2001(c)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (2,704,218)  $  (3,237,978)  $    (49,757)   $      14,029
    Net realized gain (loss) on investments..........     14,781,839       9,749,317        (32,685)         (13,040)
    Realized gain distribution received..............      6,998,998      14,116,026             --               --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (124,392,572)   (106,168,978)       286,415          446,521
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................   (105,315,953)    (85,541,613)       203,973          447,510
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     49,283,835      87,989,207      2,065,855        3,456,428
    Policyowners' surrenders.........................    (39,897,427)    (33,770,454)       (93,246)        (170,727)
    Policyowners' annuity and death benefits.........     (5,988,184)     (5,347,452)           (95)          (2,227)
    Net transfers from (to) Fixed Account............     38,924,875      28,159,875        950,710        2,578,262
    Transfers between Investment Divisions...........    (29,451,263)     81,869,947      5,125,746        7,711,239
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....             --              --      5,000,000        5,000,000
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     12,871,836     158,901,123     13,048,970       18,572,975
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         37,902         361,322         (1,333)          (1,493)
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............    (92,406,215)     73,720,832     13,251,610       19,018,992
NET ASSETS:
    Beginning of year................................    758,421,508     684,700,676             --               --
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 666,015,293   $ 758,421,508   $ 13,251,610    $  19,018,992
                                                       =============   =============   =============   =============

                                                                MAINSTAY VP                        ALGER
                                                                LORD ABBETT                      AMERICAN
                                                                DEVELOPING                         SMALL
                                                                  GROWTH                      CAPITALIZATION
                                                       -----------------------------   -----------------------------
                                                          2001(b)         2000(a)          2001           2000(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (355,152)  $    (478,118)  $  (1,061,485)  $  (1,296,468)
    Net realized gain (loss) on investments..........        124,007         566,218     (39,384,253)    (41,988,748)
    Realized gain distribution received..............             --         943,627              --      34,726,123
    Change in unrealized appreciation (depreciation)
      on investments.................................     (2,352,165)     (8,512,850)     10,366,014     (27,682,001)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     (2,583,310)     (7,481,123)    (30,079,724)    (36,241,094)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      1,429,247       3,736,916       8,308,559      27,374,775
    Policyowners' surrenders.........................       (925,315)     (1,173,756)     (6,938,545)     (3,433,805)
    Policyowners' annuity and death benefits.........       (197,906)        (45,347)       (442,172)       (373,087)
    Net transfers from (to) Fixed Account............      1,277,592       1,523,807      11,036,302      11,298,510
    Transfers between Investment Divisions...........     (2,309,358)      6,271,420      (4,603,579)     44,204,440
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............       (725,740)     10,313,040       7,360,565      79,070,833
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (3,406)         29,293          43,117         106,785
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (3,312,456)      2,861,210     (22,676,042)     42,936,524
NET ASSETS:
    Beginning of year................................     29,932,955      27,071,745      94,796,508      51,859,984
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  26,620,499   $  29,932,955   $  72,120,466   $  94,796,508
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series II and III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                             MAINSTAY VP                     MAINSTAY VP
                                                                               DREYFUS                       EAGLE ASSET
     MAINSTAY VP     MAINSTAY VP             MAINSTAY VP                        LARGE                        MANAGEMENT
       MID CAP         MID CAP            AMERICAN CENTURY                     COMPANY                         GROWTH
       GROWTH           CORE               INCOME & GROWTH                      VALUE                          EQUITY
    -------------   -------------   -----------------------------   -----------------------------   -----------------------------
       2001(c)         2001(c)         2001(b)         2000(a)         2001(b)         2000(a)         2001(b)         2000(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $    (39,774)   $    (28,080)   $    (338,205)  $    (420,475)  $    (256,719)  $    (185,290)  $  (2,034,650)  $  (1,824,284)
          (7,399)        (11,388)          24,719         259,120          73,756         122,839      (4,970,466)      7,688,979
              --              --               --          88,249       1,084,369         615,857              --      15,711,265
        (281,933)       (238,442)      (5,773,609)     (7,348,735)     (3,193,323)      1,282,595     (24,045,004)    (53,995,450)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        (329,106)       (277,910)      (6,087,095)     (7,421,841)     (2,291,917)      1,836,001     (31,050,120)    (32,419,490)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       1,444,081         807,903        2,880,801       7,574,559       4,431,543       4,230,310      17,857,249      56,917,203
         (13,270)        (26,398)      (2,765,876)     (1,866,785)     (1,704,673)       (925,689)     (7,954,018)     (4,319,692)
              --              --         (616,401)       (185,365)       (363,242)       (319,276)       (843,385)       (578,460)
         776,372         491,164        4,697,305       4,727,285       8,071,316       2,556,929      27,838,244      15,876,356
       1,316,123       1,105,194       (1,535,328)      7,631,772       2,958,512       5,068,496     (21,803,324)     87,344,821
       5,000,000       5,000,000               --              --              --              --      (1,685,468)    (15,000,000)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       8,523,306       7,377,863        2,660,501      17,881,466      13,393,456      10,610,770      13,409,298     140,240,228
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
            (311)            (21)          (1,611)         29,647          (1,476)         (1,064)         11,401          96,937
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       8,193,889       7,099,932       (3,428,205)     10,489,272      11,100,063      12,445,707     (17,629,421)    107,917,675
              --              --       60,816,775      50,327,503      38,147,033      25,701,326     159,932,709      52,015,034
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  8,193,889    $  7,099,932    $  57,388,570   $  60,816,775   $  49,247,096   $  38,147,033   $ 142,303,288   $ 159,932,709
    =============   =============   =============   =============   =============   =============   =============   =============

                                              FIDELITY                        FIDELITY
               CALVERT                           VIP                             VIP                         JANUS ASPEN
               SOCIAL                       CONTRAFUND(R)                   EQUITY-INCOME                      SERIES
              BALANCED                     (INITIAL CLASS)                 (INITIAL CLASS)                    BALANCED
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2001           2000(a)          2001           2000(a)          2001           2000(a)         2001(b)         2000(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $     721,993   $     135,980   $  (1,770,045)  $  (3,283,844)  $     290,278   $     246,478   $   8,015,222   $   7,635,454
         (227,530)         55,563         756,640       2,527,567        (991,946)      1,030,636       7,014,504         939,866
          542,740         813,413       8,207,473      32,205,119       7,622,468       8,082,585              --      44,689,221
       (3,432,236)     (2,265,814)    (52,015,544)    (56,999,558)    (18,435,392)      1,267,673     (53,765,457)    (74,511,518)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (2,395,033)     (1,260,858)    (44,821,476)    (25,550,716)    (11,514,592)     10,627,372     (38,735,731)    (21,246,977)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,188,471       4,494,907      20,708,009      46,270,381      20,221,481      17,665,558      58,493,388     117,758,343
       (1,678,884)     (1,057,669)    (15,195,570)    (12,902,569)     (9,776,105)     (6,681,888)    (35,937,935)    (21,229,768)
         (132,045)       (173,038)     (2,097,626)     (1,334,398)     (2,083,049)       (816,611)     (6,074,284)     (3,092,621)
        4,990,518       2,043,766      26,992,249      25,809,383      26,470,182       8,090,642      74,568,408      45,061,269
       (1,357,626)      4,278,613     (17,710,932)     43,697,704       5,361,000       6,691,225     (19,005,838)    147,098,302
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        5,010,434       9,586,579      12,696,130     101,540,501      40,193,509      24,948,926      72,043,739     285,595,525
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
              896           6,423          57,617         130,531            (118)        (10,400)           (446)         94,957
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,616,297       8,332,144     (32,067,729)     76,120,316      28,678,799      35,565,898      33,307,562     264,443,505
       26,819,385      18,487,241     321,425,675     245,305,359     159,547,840     123,981,942     602,568,085     338,124,580
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  29,435,682   $  26,819,385   $ 289,357,946   $ 321,425,675   $ 188,226,639   $ 159,547,840   $ 635,875,647   $ 602,568,085
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2001
and December 31, 2000

                                                                                                  MFS(R)
                                                            JANUS ASPEN SERIES                   INVESTORS
                                                             WORLDWIDE GROWTH                  TRUST SERIES
                                                       -----------------------------   -----------------------------
                                                           2001           2000(a)          2001           2000(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (3,980,430)  $  (4,583,321)  $    (292,779)  $    (241,238)
    Net realized gain (loss) on investments..........      3,937,078       2,919,298        (312,602)        174,748
    Realized gain distribution received..............             --      41,057,453         752,387         182,991
    Change in unrealized appreciation (depreciation)
      on investments.................................   (125,576,221)   (147,911,692)     (6,014,855)       (483,943)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................   (125,619,573)   (108,518,262)     (5,867,849)       (367,442)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     35,310,655     119,333,550       3,956,045       5,227,254
    Policyowners' surrenders.........................    (24,210,872)    (19,051,964)     (1,691,749)       (931,527)
    Policyowners' annuity and death benefits.........     (2,798,185)     (2,596,140)       (315,935)       (197,218)
    Net transfers from (to) Fixed Account............     42,740,447      36,925,717       8,532,352       3,457,791
    Transfers between Investment Divisions...........    (38,195,934)    154,207,110        (190,099)      3,983,700
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     12,846,111     288,818,273      10,290,614      11,540,000
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        170,553         367,196           7,670           5,342
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............   (112,602,909)    180,667,207       4,430,435      11,177,900
NET ASSETS:
    Beginning of year................................    510,361,101     329,693,894      29,910,269      18,732,369
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 397,758,192   $ 510,361,101   $  34,340,704   $  29,910,269
                                                       =============   =============   =============   =============

                                                                  VAN ECK
                                                                 WORLDWIDE                AMSOUTH         AMSOUTH
                                                                   HARD                  ENHANCED      INTERNATIONAL
                                                                  ASSETS                  MARKET          EQUITY
                                                       -----------------------------   -------------   -------------
                                                           2001           2000(a)         2001(b)         2001(b)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       2,031   $     (19,482)  $      (5,981)  $        (925)
    Net realized gain (loss) on investments..........         73,204          71,880          (1,258)           (127)
    Realized gain distribution received..............             71              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................       (588,213)        230,672          (3,620)         (9,713)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................       (512,907)        283,070         (10,859)        (10,765)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        624,703         679,098         370,427          37,240
    Policyowners' surrenders.........................       (220,660)       (169,224)        (15,636)           (257)
    Policyowners' annuity and death benefits.........       (158,406)        (79,360)             --              --
    Net transfers from (to) Fixed Account............        499,311         245,403         739,076          89,241
    Transfers between Investment Divisions...........     (1,463,391)      1,983,406          28,991             260
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............       (718,443)      2,659,323       1,122,858         126,484
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            627             (20)            (35)             23
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (1,230,723)      2,942,373       1,111,964         115,742
NET ASSETS:
    Beginning of year................................      5,007,896       2,065,523              --              --
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $   3,777,173   $   5,007,896   $   1,111,964   $     115,742
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series II and III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       MFS(R)              MORGAN STANLEY                   T. ROWE PRICE
               MFS(R)                 UTILITIES         UIF EMERGING MARKETS                   EQUITY
           RESEARCH SERIES             SERIES                  EQUITY                          INCOME
    -----------------------------   -------------   -----------------------------   -----------------------------
       2001(b)         2000(a)         2001(c)         2001(b)         2000(a)          2001           2000(a)
-----------------------------------------------------------------------------------------------------------------
    $    (743,837)  $    (443,355)  $        (958)  $    (419,886)  $    (490,056)  $     106,635   $     213,118
       (2,578,575)        147,776            (592)        500,018         848,625        (151,883)        (45,639)
        6,671,889       1,404,903              --              --       4,991,556       1,394,154       2,070,066
      (17,689,841)     (6,283,009)         (7,614)        129,236     (23,965,687)     (1,334,107)      2,057,980
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (14,340,364)     (5,173,685)         (9,164)        209,368     (18,615,562)         14,799       4,295,525
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,274,231      17,653,674         106,217       2,004,189       9,211,505      14,939,826       6,188,074
       (2,554,508)     (1,225,528)           (496)     (1,712,868)     (1,431,130)     (3,667,396)     (1,453,153)
         (478,208)       (217,255)             --        (150,065)       (139,645)       (567,683)       (175,568)
       13,960,004       8,587,290         167,782       2,439,885       2,708,654      18,561,014       3,456,556
       (2,853,894)     19,640,292         129,055        (166,737)     13,347,824      24,088,954       5,699,471
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
       14,347,625      44,438,473         402,558       2,414,404      23,697,208      53,354,715      13,715,380
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
           14,296          18,827               3             815          54,600          (7,183)         (7,068)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
           21,557      39,283,615         393,397       2,624,587       5,136,246      53,362,331      18,003,837
       52,519,481      13,235,866              --      28,813,117      23,676,871      42,727,848      24,724,011
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  52,541,038   $  52,519,481   $     393,397   $  31,437,704   $  28,813,117   $  96,090,179   $  42,727,848
    =============   =============   =============   =============   =============   =============   =============

                                       DREYFUS IP      NEUBERGER BERMAN
                                       TECHNOLOGY            AMT
       AMSOUTH         AMSOUTH           GROWTH            MID-CAP
      LARGE CAP        MID CAP      (INITIAL SHARES)        GROWTH
    -------------   -------------   ----------------   ----------------
       2001(b)         2001(b)          2001(c)            2001(c)
-----------------------------------------------------------------------
    $     (11,188)  $      (3,736)   $      (9,124)     $      (1,406)
           (2,789)           (230)         (13,050)            (1,323)
               --              --               --                 --
           31,067         (31,465)         251,418             30,477
    -------------   -------------    -------------      -------------
           17,090         (35,431)         229,244             27,748
    -------------   -------------    -------------      -------------
          367,533         220,473          873,736            137,432
          (16,802)         (2,885)         (25,538)            (5,977)
               --              --           (5,046)            (4,654)
        1,562,334         332,710          583,932            203,987
          (46,789)            294        2,150,667            289,409
    -------------   -------------    -------------      -------------
        1,866,276         550,592        3,577,751            620,197
    -------------   -------------    -------------      -------------
             (108)             14             (358)               (44)
    -------------   -------------    -------------      -------------
        1,883,258         515,175        3,806,637            647,901
               --              --               --                 --
    -------------   -------------    -------------      -------------
    $   1,883,258   $     515,175    $   3,806,637      $     647,901
    =============   =============    =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account" formerly, "LifeStages Annuity Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages()(R) Variable Annuity, LifeStages()(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages()(R) Access Variable Annuity and MainStay Access Variable Annuity), and Series III policies (LifeStages()(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity). This account was established to receive and invest premium payments under Non-Qualified and Tax Qualified Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Variable Insurance Funds, the Dreyfus Investment Portfolios, and the Neuberger Berman Advisors Management Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

  The following Investment Divisions, with their respective fund portfolios, are available for all LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity, LifeStages(R) Access Variable Annuity and LifeStages(R) Premium Plus Variable Annuity Policyholders to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Core, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly, "MFS(R) Growth With Income Series"), MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, and Dreyfus IP Technology Growth (Initial Shares). Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  The following Investment Divisions, with their respective fund portfolios, are available for all MainStay Plus Variable Annuity, MainStay Access Variable Annuity and MainStay Premium Plus Variable Annuity Policyholders to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Responsible"), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly, "MFS(R) Growth With Income Series"), MFS(R) Research Series, MFS(R) Utilities Series, Morgan Stanley UIF Emerging Markets Equity (formerly "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, Dreyfus IP Technology Growth (Initial Shares) and Neuberger Berman AMT Mid-Cap Growth. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  The following Investment Divisions are available for AmSouth Premium Plus Variable Annuity policies: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Janus Aspen Series Balanced, MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), AmSouth Enhanced Market, AmSouth International Equity, AmSouth Large Cap, and AmSouth Mid Cap. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  For all policies within Series I, II, & III, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For all policies, subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where available) at the close of the Business Day they are received. In addition, for all policies, the Policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2001, the investments of the Separate Account are as follows:


                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Number of shares.........................................      24,049             309,050              15,417
Identified cost..........................................    $751,138            $309,049            $181,293


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              INDEXED            SMALL CAP            EQUITY
                                                              EQUITY              GROWTH              INCOME
                                                            ---------------------------------------------------
Number of shares..........................................     28,895               1,392               1,937
Identified cost...........................................   $749,086            $ 13,001            $ 18,630

  Investment activity for the year ended December 31, 2001, was as follows:


                                                            MAINSTAY VP          MAINSTAY VP
                                                              CAPITAL               CASH             MAINSTAY VP
                                                            APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                            ----------------------------------------------------
Purchases.................................................    $105,526            $978,271            $ 49,500
Proceeds from sales.......................................     111,791             841,256              12,323


                                                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                             INDEXED            SMALL CAP            EQUITY
                                                             EQUITY              GROWTH              INCOME
                                                           ---------------------------------------------------
Purchases................................................   $ 78,670            $ 13,628            $ 19,471
Proceeds from sales......................................     61,506                 594                 828

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
         12,206           54,929            2,114           18,322           14,752           12,858           18,921
       $127,009         $580,352         $ 24,566         $340,185         $234,325         $171,448         $464,914

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP        MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH        MID CAP CORE       & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
            898              758            5,624            4,727           11,515            3,067            4,375
       $  8,501         $  7,362         $ 62,669         $ 49,485         $204,661         $ 32,575         $ 79,259


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
       $ 77,950         $130,356         $ 60,928         $ 34,673         $ 77,615         $ 86,997         $ 75,878
         11,859           30,658           60,292           25,518            8,333            6,664           43,414

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP        MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH        MID CAP CORE       & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
       $  8,551         $  7,475         $  8,318         $ 16,788         $ 33,031         $  3,649         $326,178
             42              102            5,984            2,515           21,612            4,730          319,840

--------------------------------------------------------------------------------

                                                 FIDELITY             FIDELITY                            JANUS ASPEN
                               CALVERT              VIP                 VIP             JANUS ASPEN         SERIES
                                SOCIAL         CONTRAFUND(R)       EQUITY-INCOME           SERIES          WORLDWIDE
                               BALANCED       (INITIAL CLASS)     (INITIAL CLASS)         BALANCED          GROWTH
                            ------------------------------------------------------------------------------------------
Number of shares..........       16,796             14,428               8,304              28,277           13,990
Identified cost...........     $ 35,157           $343,592            $199,791            $701,633         $552,510

                                                                                        DREYFUS IP         NEUBERGER
                               AMSOUTH                                                  TECHNOLOGY        BERMAN AMT
                            INTERNATIONAL        AMSOUTH            AMSOUTH               GROWTH            MID-CAP
                                EQUITY          LARGE CAP           MID CAP          (INITIAL SHARES)       GROWTH
                            ------------------------------------------------------------------------------------------
Number of shares..........           15              207                  68                  402                38
Identified cost...........     $    126         $  1,859            $    549             $  3,564          $    619

                                                 FIDELITY             FIDELITY                            JANUS ASPEN
                               CALVERT              VIP                 VIP             JANUS ASPEN         SERIES
                                SOCIAL         CONTRAFUND(R)       EQUITY-INCOME           SERIES          WORLDWIDE
                               BALANCED       (INITIAL CLASS)     (INITIAL CLASS)         BALANCED          GROWTH
                            ------------------------------------------------------------------------------------------
Purchases.................     $  8,661           $ 42,035            $ 61,291            $112,050         $ 59,292
Proceeds from sales.......        2,366             22,831              13,038              31,654           50,404

                                                                                        DREYFUS IP         NEUBERGER
                               AMSOUTH                                                  TECHNOLOGY        BERMAN AMT
                            INTERNATIONAL        AMSOUTH            AMSOUTH               GROWTH            MID-CAP
                                EQUITY          LARGE CAP           MID CAP          (INITIAL SHARES)       GROWTH
                            ------------------------------------------------------------------------------------------
Purchases.................     $    127         $  1,908            $    550             $  3,774          $    638
Proceeds from sales.......            1               46                   1                  198                18

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                       MORGAN STANLEY
        MFS(R)                                              UIF                             VAN ECK
      INVESTORS          MFS(R)           MFS(R)          EMERGING      T. ROWE PRICE      WORLDWIDE         AMSOUTH
        TRUST           RESEARCH        UTILITIES         MARKETS           EQUITY            HARD           ENHANCED
        SERIES           SERIES           SERIES           EQUITY           INCOME           ASSETS           MARKET
    --------------------------------------------------------------------------------------------------------------------
          2,012            3,683               25            4,760            5,030              355              128
       $ 39,734         $ 74,609         $    402         $ 48,895         $ 96,828         $  4,056         $  1,119

                                                       MORGAN STANLEY
        MFS(R)                                              UIF                             VAN ECK
      INVESTORS          MFS(R)           MFS(R)          EMERGING      T. ROWE PRICE      WORLDWIDE         AMSOUTH
        TRUST           RESEARCH        UTILITIES         MARKETS           EQUITY            HARD           ENHANCED
        SERIES           SERIES           SERIES           EQUITY           INCOME           ASSETS           MARKET
    --------------------------------------------------------------------------------------------------------------------
       $ 14,022         $ 30,286         $    407         $318,873         $ 58,924         $  3,458         $  1,131
          3,238            9,952                4          316,847            3,879            4,176               10

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I and Series III policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn, this charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn, this charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn, this charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, Mainstay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity, there is a lower surrender charge. These charges are recorded as surrenders in the accompanying statements of changes in net assets.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity contracts which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies this charge is $40 per policy (may be lower in some states). For Series III policies, this charge is $30 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II and III policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, Series II, and Series III policies these charges are made daily at an annual rate of 1.40%, 1.55%, and 1.60%, respectively of the daily net asset value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2001 and December 31, 2000, were as follows:


                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              CAPITAL APPRECIATION                     CASH MANAGEMENT
                                                           ---------------------------           ---------------------------
                                                           2001(b)            2000(a)            2001(b)            2000(a)
                                                           -----------------------------------------------------------------
SERIES I POLICIES
Units issued (redeemed) on contributions by NYLIAC.....         --                  --                --                  --
Units issued on payments received from policyowners....      2,071               3,837            70,068             604,129
Units redeemed on surrenders...........................     (1,807)             (1,216)          (23,961)            (14,313)
Units redeemed on annuity and death benefits...........       (211)               (163)           (2,196)             (1,838)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................      1,127                 648             1,752              (3,589)
Units issued (redeemed) on transfers between Investment
  Divisions............................................     (1,874)              3,663            26,556            (700,084)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................       (694)              6,769            72,219            (115,695)
Units outstanding, beginning of year...................     29,793              23,024           133,091             248,786
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................     29,099              29,793           205,310             133,091
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on payments received from policyowners....        109                 117            18,944               7,189
Units redeemed on surrenders...........................        (25)                 (5)           (2,737)             (2,874)
Units redeemed on annuity and death benefits...........         (1)                 --               (12)                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --               (40)                245
Units issued (redeemed) on transfers between Investment
  Divisions............................................        (20)                 11            (4,775)               (486)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         63                 123            11,380               4,074
Units outstanding, beginning of year...................        123                  --             4,074                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        186                 123            15,454               4,074
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on payments received from policyowners....        563                 130             7,770               2,624
Units redeemed on surrenders...........................        (28)                 (1)             (738)                (58)
Units redeemed on annuity and death benefits...........        (10)                 --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................      1,080                  70            22,767                 122
Units issued (redeemed) on transfers between Investment
  Divisions............................................       (111)                 11            (2,009)               (102)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................      1,494                 210            27,790               2,586
Units outstanding, beginning of year...................        210                  --             2,586                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................      1,704                 210            30,376               2,586
                                                           ========           ========           ========           ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                    MAINSTAY VP
        MAINSTAY VP           MAINSTAY VP           HIGH YIELD
        CONVERTIBLE           GOVERNMENT          CORPORATE BOND
    -------------------   -------------------   -------------------
    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)
    ---------------------------------------------------------------
       (371)       (629)       --          --        --          --
      1,113       1,955     1,106         579     2,405       2,139
       (541)       (220)     (487)       (283)   (1,850)     (1,512)
        (71)        (60)      (42)        (30)     (353)       (289)
      1,473         625       676         187       928         266
        (91)      2,376     2,532        (953)    1,405        (420)
    --------   --------   --------   --------   --------   --------
      1,512       4,047     3,785        (500)    2,535         184
      7,873       3,826     4,508       5,008    25,693      25,509
    --------   --------   --------   --------   --------   --------
      9,385       7,873     8,293       4,508    28,228      25,693
    ========   ========   ========   ========   ========   ========
         86         163        84          21       102          89
        (16)         (2)       (6)         --       (39)         (3)
         (9)         --        (1)         --        (3)         --
        (12)         (8)       --          --        --          --
         --          (3)       24           6         4          (1)
    --------   --------   --------   --------   --------   --------
         49         150       101          27        64          85
        150          --        27          --        85          --
    --------   --------   --------   --------   --------   --------
        199         150       128          27       149          85
    ========   ========   ========   ========   ========   ========
        274          59       189           4       424          45
        (29)         --       (11)         --       (17)         --
        (10)         --        --          --       (17)         --
        799          16       505           1     1,011          17
         10           6       110          --       146          (8)
    --------   --------   --------   --------   --------   --------
      1,044          81       793           5     1,547          54
         81          --         5          --        54          --
    --------   --------   --------   --------   --------   --------
      1,125          81       798           5     1,601          54
    ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              INTERNATIONAL EQUITY                      TOTAL RETURN
                                                           ---------------------------           ---------------------------
                                                             2001             2000(a)            2001(b)            2000(a)
                                                           -----------------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners....         99                 155             1,232               1,727
Units redeemed on surrenders...........................        (71)                (68)           (1,065)               (765)
Units redeemed on annuity and death benefits...........         (9)                (11)             (148)               (123)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         74                  65               591                 316
Units issued (redeemed) on transfers between Investment
  Divisions............................................       (112)                211              (698)              1,363
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        (19)                352               (88)              2,518
Units outstanding, beginning of year...................      1,556               1,204            17,027              14,509
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................      1,537               1,556            16,939              17,027
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on payments received from policyowners....         13                  13                43                 295
Units redeemed on surrenders...........................         --                  --                (4)                 --
Units redeemed on annuity and death benefits...........        (10)                 --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --               (10)                 --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         11                   5               (24)                  2
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         14                  18                 5                 297
Units outstanding, beginning of year...................         18                  --               297                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................         32                  18               302                 297
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on payments received from policyowners....         23                   4               152                  39
Units redeemed on surrenders...........................         (1)                 --               (17)                 --
Units redeemed on annuity and death benefits...........         (1)                 --               (13)                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................        129                   8               567                  17
Units issued (redeemed) on transfers between Investment
  Divisions............................................        (28)                 --               (28)                 --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        122                  12               661                  56
Units outstanding, beginning of year...................         12                  --                56                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        134                  12               717                  56
                                                           ========           ========           ========           ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           VALUE                 BOND              GROWTH EQUITY        INDEXED EQUITY
    -------------------   -------------------   -------------------   -------------------
    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)      2001     2000(a)
    -------------------------------------------------------------------------------------
      1,272         591     1,191         418     1,319       2,211     1,899       3,173
       (577)       (564)     (518)       (356)     (909)       (586)   (1,775)     (1,266)
        (84)        (76)     (106)        (64)     (120)        (64)     (265)       (201)
        747          80       813         202     1,093         501     1,248       1,047
      1,161        (850)    3,371        (483)     (650)      2,331    (1,437)      3,037
    --------   --------   --------   --------   --------   --------   --------   --------
      2,519        (819)    4,751        (283)      733       4,393      (330)      5,790
      8,963       9,782     6,588       6,871    15,714      11,321    30,595      24,805
    --------   --------   --------   --------   --------   --------   --------   --------
     11,482       8,963    11,339       6,588    16,447      15,714    30,265      30,595
    ========   ========   ========   ========   ========   ========   ========   ========
         59          22        74          17        97         141       135         142
         (7)         --        (7)         --        (8)         (2)      (35)         (4)
         (7)         --        --          --        (3)         --        (2)         --
         (2)         --        (1)         --         7          (3)        3          (4)
          8          --        14          (1)       (2)          3       (12)          1
    --------   --------   --------   --------   --------   --------   --------   --------
         51          22        80          16        91         139        89         135
         22          --        16          --       139          --       135          --
    --------   --------   --------   --------   --------   --------   --------   --------
         73          22        96          16       230         139       224         135
    ========   ========   ========   ========   ========   ========   ========   ========
        252           6       176          13       649          86       636         176
         (8)         --        (7)         --       (25)         (2)      (31)         --
         (9)         --        --          --        --          --        --          --
        765           1       426           5     1,354          76     1,322          38
         30          --        93          --       (87)          3       (24)          3
    --------   --------   --------   --------   --------   --------   --------   --------
      1,030           7       688          18     1,891         163     1,903         217
          7          --        18          --       163          --       217          --
    --------   --------   --------   --------   --------   --------   --------   --------
      1,037           7       706          18     2,054         163     2,120         217
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                     MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                                                      SMALL CAP      EQUITY        MID CAP       MID CAP
                                                       GROWTH        INCOME        GROWTH         CORE
                                                     -----------   -----------   -----------   -----------
                                                       2001(c)       2001(c)       2001(c)       2001(c)
                                                     -----------------------------------------------------
SERIES I POLICIES
Units issued (redeemed) on contributions by
  NYLIAC...........................................        500           500           500           500
Units issued on payments received from
  policyowners.....................................        184           301           151            87
Units redeemed on surrenders.......................        (16)          (16)           (2)           (3)
Units redeemed on annuity and death benefits.......         --            --            --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         75           188            57            40
Units issued (redeemed) on transfers between
  Investment Divisions.............................        543           808           149           110
                                                      --------      --------      --------      --------
  Net increase (decrease)..........................      1,286         1,781           855           734
Units outstanding, beginning of year...............         --            --            --            --
                                                      --------      --------      --------      --------
Units outstanding, end of year.....................      1,286         1,781           855           734
                                                      ========      ========      ========      ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................         29             9             5            --
Units redeemed on surrenders.......................         --            --            --            --
Units redeemed on annuity and death benefits.......         --            --            --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         --            --            --            --
Units issued (redeemed) on transfers between
  Investment Divisions.............................         (1)            2            --            --
                                                      --------      --------      --------      --------
  Net increase (decrease)..........................         28            11             5            --
Units outstanding, beginning of year...............         --            --            --            --
                                                      --------      --------      --------      --------
Units outstanding, end of year.....................         28            11             5            --
                                                      ========      ========      ========      ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................         23            55             8             2
Units redeemed on surrenders.......................         --            (1)           --            --
Units redeemed on annuity and death benefits.......         --            --            --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         32            84            31            14
Units issued (redeemed) on transfers between
  Investment Divisions.............................         28             3            --             9
                                                      --------      --------      --------      --------
  Net increase (decrease)..........................         83           141            39            25
Units outstanding, beginning of year...............         --            --            --            --
                                                      --------      --------      --------      --------
Units outstanding, end of year.....................         83           141            39            25
                                                      ========      ========      ========      ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                    MainStay VP
        MainStay VP           MainStay VP           Eagle Asset           MAINSTAY VP
     American Century        Dreyfus Large          Management            LORD ABBETT
      Income & Growth        Company Value         Growth Equity       DEVELOPING GROWTH
    -------------------   -------------------   -------------------   -------------------
    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)
    -------------------------------------------------------------------------------------
         --         --         --         --       (120)      (880)        --          --
        253        611        341        371        984      2,728        132         325
       (266)      (157)      (156)       (87)      (540)      (212)      (110)       (112)
        (52)       (16)       (27)       (29)       (48)       (29)       (15)         (4)
        361        386        460        231      1,457        780        105         141
       (157)       633        237        473     (1,519)     4,206       (294)        515
    --------   --------   --------   --------   --------   --------   --------   --------
        139      1,457        855        959        214      6,593       (182)        865
      5,454      3,997      3,356      2,397      9,323      2,730      3,141       2,276
    --------   --------   --------   --------   --------   --------   --------   --------
      5,593      5,454      4,211      3,356      9,537      9,323      2,959       3,141
    ========   ========   ========   ========   ========   ========   ========   ========
          4         17         17         13         60         69          6           9
         --         --         (1)        (1)        (3)        (7)        --          --
         (9)        --         (8)        --        (18)        --         (9)         --
         (2)        --         --         --         (5)        (5)        --          --
         (1)        --          9          5        (20)        (2)        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
         (8)        17         17         17         14         55         (3)          9
         17         --         17         --         55         --          9          --
    --------   --------   --------   --------   --------   --------   --------   --------
          9         17         34         17         69         55          6           9
    ========   ========   ========   ========   ========   ========   ========   ========
         29         10         66          6        342        149         30          23
         (2)        --         (5)        --        (22)        (5)        (1)         --
         (1)        --         --         --         --         --         --          --
        120         14        336          8        906         73         51           2
         --         --         23         --        (83)       (10)        24         (21)
    --------   --------   --------   --------   --------   --------   --------   --------
        146         24        420         14      1,143        207        104           4
         24         --         14         --        207         --          4          --
    --------   --------   --------   --------   --------   --------   --------   --------
        170         24        434         14      1,350        207        108           4
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                                                   CALVERT
                                                        ALGER AMERICAN             SOCIAL
                                                     SMALL CAPITALIZATION         BALANCED
                                                     ---------------------   -------------------
                                                       2001       2000(a)      2001     2000(a)
                                                     -------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................       674       1,664         140        227
Units redeemed on surrenders.......................      (467)       (221)        (96)       (56)
Units redeemed on annuity and death benefits.......       (42)        (24)         (7)        (9)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       789         726         228        104
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (747)      2,449         (81)       231
                                                     --------    --------    --------   --------
  Net increase (decrease)..........................       207       4,594         184        497
Units outstanding, beginning of year...............     7,657       3,063       1,484        987
                                                     --------    --------    --------   --------
Units outstanding, end of year.....................     7,864       7,657       1,668      1,484
                                                     ========    ========    ========   ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................       112          68           4         11
Units redeemed on surrenders.......................      (473)         (1)         (2)        --
Units redeemed on annuity and death benefits.......        (9)         --          (1)        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        (2)         (2)         --         --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       390           4          (1)        --
                                                     --------    --------    --------   --------
  Net increase (decrease)..........................        18          69          --         11
Units outstanding, beginning of year...............        69          --          11         --
                                                     --------    --------    --------   --------
Units outstanding, end of year.....................        87          69          11         11
                                                     ========    ========    ========   ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................       189          94          91         11
Units redeemed on surrenders.......................        (9)         (5)         (4)        --
Units redeemed on annuity and death benefits.......        (1)         --          --         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       641          52         133         10
Units issued (redeemed) on transfers between
  Investment Divisions.............................       (26)          1          (4)        (2)
                                                     --------    --------    --------   --------
  Net increase (decrease)..........................       794         142         216         19
Units outstanding, beginning of year...............       142          --          19         --
                                                     --------    --------    --------   --------
Units outstanding, end of year.....................       936         142         235         19
                                                     ========    ========    ========   ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


         FIDELITY              FIDELITY                                   JANUS ASPEN
            VIP                   VIP               JANUS ASPEN             SERIES
       CONTRAFUND(R)         EQUITY-INCOME            SERIES               WORLDWIDE
      (INITIAL CLASS)       (INITIAL CLASS)          BALANCED               GROWTH
    -------------------   -------------------   -------------------   -------------------
      2001     2000(a)      2001     2000(a)    2001(b)    2000(a)      2001     2000(a)
    -------------------------------------------------------------------------------------
       1,057     2,249       1,098      1,137     2,693      5,644      1,690       4,553
        (908)     (651)       (619)      (442)   (1,877)    (1,051)    (1,306)       (748)
        (125)      (67)       (123)       (54)     (314)      (154)      (153)       (102)
       1,246     1,280       1,112        533     2,976      2,184      1,916       1,451
      (1,093)    2,168         271        449    (1,041)     7,227     (2,256)      5,702
    --------   --------   --------   --------   --------   --------   --------   --------
         177     4,979       1,739      1,623     2,437     13,850       (109)     10,856
      16,983    12,004       9,762      8,139    30,425     16,575     23,672      12,816
    --------   --------   --------   --------   --------   --------   --------   --------
      17,160    16,983      11,501      9,762    32,862     30,425     23,563      23,672
    ========   ========   ========   ========   ========   ========   ========   ========
          69        45          25         24       160        157         81         135
          (8)       (1)         (3)        --       (29)        --        (89)         (8)
          --        --          (8)        --        (4)        --         (1)         --
          (1)       --          (1)        --        (5)        --          2          (2)
          (3)        2          13          3       (18)         3         39           2
    --------   --------   --------   --------   --------   --------   --------   --------
          57        46          26         27       104        160         32         127
          46        --          27         --       160         --        127          --
    --------   --------   --------   --------   --------   --------   --------   --------
         103        46          53         27       264        160        159         127
    ========   ========   ========   ========   ========   ========   ========   ========
         277       101         264         18       654        189        443         229
         (21)       --         (17)        --       (56)        (2)       (38)         (6)
          (1)       --          (6)        --       (12)        --        (10)         --
         737        47         946          8     2,037        106      1,103         106
         (42)       (1)         24         --       (42)         1       (101)          4
    --------   --------   --------   --------   --------   --------   --------   --------
         950       147       1,211         26     2,581        294      1,397         333
         147        --          26         --       294         --        333          --
    --------   --------   --------   --------   --------   --------   --------   --------
       1,097       147       1,237         26     2,875        294      1,730         333
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                     MFS(R) INVESTORS TRUST      MFS(R) RESEARCH
                                                             SERIES                  SERIES
                                                     -----------------------   -------------------
                                                        2001       2000(a)     2001(b)    2000(a)
                                                     ---------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................        318          457        458       1,163
Units redeemed on surrenders.......................       (168)         (84)      (235)        (86)
Units redeemed on annuity and death benefits.......        (33)         (18)       (39)        (16)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        537          291        984         598
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (46)         364       (365)      1,396
                                                      --------     --------    --------   --------
  Net increase (decrease)..........................        608        1,010        803       3,055
Units outstanding, beginning of year...............      2,695        1,685      4,054         999
                                                      --------     --------    --------   --------
Units outstanding, end of year.....................      3,303        2,695      4,857       4,054
                                                      ========     ========    ========   ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................         10           10         19          74
Units redeemed on surrenders.......................         (2)          --         (7)         (1)
Units redeemed on annuity and death benefits.......         --           --        (10)         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         --           --        (16)         (8)
Units issued (redeemed) on transfers between
  Investment Divisions.............................         10            1          3           1
                                                      --------     --------    --------   --------
  Net increase (decrease)..........................         18           11        (11)         66
Units outstanding, beginning of year...............         11           --         66          --
                                                      --------     --------    --------   --------
Units outstanding, end of year.....................         29           11         55          66
                                                      ========     ========    ========   ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................         87            7        136          96
Units redeemed on surrenders.......................        (10)          --        (11)         (4)
Units redeemed on annuity and death benefits.......         --           --         --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        422           25        486          62
Units issued (redeemed) on transfers between
  Investment Divisions.............................         (9)          --         11          25
                                                      --------     --------    --------   --------
  Net increase (decrease)..........................        490           32        622         179
Units outstanding, beginning of year...............         32           --        179          --
                                                      --------     --------    --------   --------
Units outstanding, end of year.....................        522           32        801         179
                                                      ========     ========    ========   ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                       MORGAN STANLEY
        MFS(R)               UIF
      UTILITIES           EMERGING            T. ROWE PRICE
        SERIES         MARKETS EQUITY         EQUITY INCOME
    --------------   -------------------   -------------------
       2001(c)       2001(b)    2000(a)      2001     2000(a)
    ----------------------------------------------------------
              2          218        721       1,056        583
             --         (217)      (118)       (311)      (143)
             --          (20)       (11)        (43)       (17)
              2          254        233       1,026        331
             11         (421)       874       1,991        538
       --------      --------   --------   --------   --------
             15         (186)     1,699       3,719      1,292
             --        3,358      1,659       3,679      2,387
       --------      --------   --------   --------   --------
             15        3,172      3,358       7,398      3,679
       ========      ========   ========   ========   ========
             --           12          7          66          5
             --           (1)        (1)         (4)        --
             --           --         --          --         --
             --           --         --          (1)        --
             --        1,002         --           7          8
       --------      --------   --------   --------   --------
             --        1,013          6          68         13
             --            6         --          13         --
       --------      --------   --------   --------   --------
             --        1,019          6          81         13
       ========      ========   ========   ========   ========
             10           33          4         189          6
             --           (1)        --          (8)        --
             --           --         --          (7)        --
             18           60          3         640          6
              3          (10)        --          72         (3)
       --------      --------   --------   --------   --------
             31           82          7         886          9
             --            7         --           9         --
       --------      --------   --------   --------   --------
             31           89          7         895          9
       ========      ========   ========   ========   ========

--------------------------------------------------------------------------------


                                                           VAN ECK           AMSOUTH        AMSOUTH
                                                          WORLDWIDE         ENHANCED     INTERNATIONAL
                                                         HARD ASSETS         MARKET         EQUITY
                                                     -------------------   -----------   -------------
                                                       2001     2000(a)      2001(b)        2001(b)
                                                     -------------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................        39        66           --             --
Units redeemed on surrenders.......................       (22)      (17)          --             --
Units redeemed on annuity and death benefits.......       (16)       (8)          --             --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        37        24           --             --
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (129)      188           --             --
                                                     --------   --------    --------       --------
  Net increase (decrease)..........................       (91)      253           --             --
Units outstanding, beginning of year...............       469       216           --             --
                                                     --------   --------    --------       --------
Units outstanding, end of year.....................       378       469           --             --
                                                     ========   ========    ========       ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................        10         2           --             --
Units redeemed on surrenders.......................        --        --           --             --
Units redeemed on annuity and death benefits.......        --        --           --             --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        --        --           --             --
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (9)       --           --             --
                                                     --------   --------    --------       --------
  Net increase (decrease)..........................         1         2           --             --
Units outstanding, beginning of year...............         2        --           --             --
                                                     --------   --------    --------       --------
Units outstanding, end of year.....................         3         2           --             --
                                                     ========   ========    ========       ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................        14        --           41              4
Units redeemed on surrenders.......................        (1)       --           (2)            --
Units redeemed on annuity and death benefits.......        --        --           --             --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        15        --           85             10
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (8)        5            3             --
                                                     --------   --------    --------       --------
  Net increase (decrease)..........................        20         5          127             14
Units outstanding, beginning of year...............         5        --           --             --
                                                     --------   --------    --------       --------
Units outstanding, end of year.....................        25         5          127             14
                                                     ========   ========    ========       ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                   DREYFUS IP         NEUBERGER
                                   TECHNOLOGY           BERMAN
      AMSOUTH       AMSOUTH          GROWTH          AMT MID-CAP
     LARGE CAP      MID CAP     (INITIAL SHARES)        GROWTH
    -----------   -----------   ----------------   ----------------
      2001(b)       2001(b)         2001(c)            2001(c)
    ---------------------------------------------------------------
           --            --               78                 11
           --            --               (3)                (1)
           --            --               (1)                --
           --            --               24                  8
           --            --              227                 30
     --------      --------         --------           --------
           --            --              325                 48
           --            --               --                 --
     --------      --------         --------           --------
           --            --              325                 48
     ========      ========         ========           ========
           --            --                1                 --
           --            --               --                 --
           --            --               --                 --
           --            --               --                 --
           --            --                1                 --
     --------      --------         --------           --------
           --            --                2                 --
           --            --               --                 --
     --------      --------         --------           --------
           --            --                2                 --
     ========      ========         ========           ========
           42            26               16                  4
           (2)           --               --                 --
           --            --               --                 --
          182            44               39                 13
           (6)           --                3                  1
     --------      --------         --------           --------
          216            70               58                 18
           --            --               --                 --
     --------      --------         --------           --------
          216            70               58                 18
     ========      ========         ========           ========

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                       CAPITAL APPRECIATION
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $553,783   $748,887   $657,329   $367,978   $186,437
Units Outstanding..................................      29,099     29,793     23,024     15,940     11,001
Unit Value.........................................    $  19.03   $  25.14   $  28.55   $  23.09   $  16.95
Total Return.......................................      (24.3%)    (12.0%)     23.7%      36.2%      21.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.3%)

SERIES II POLICIES (b)
Net Assets.........................................    $  1,333   $  1,171   $     --   $     --   $     --
Units Outstanding..................................         186        123         --         --         --
Unit Value.........................................    $   7.17   $   9.48   $     --   $     --   $     --
Total Return.......................................      (24.4%)     (5.2%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.5%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,161   $  1,817   $     --   $     --   $     --
Units Outstanding..................................       1,704        210         --         --         --
Unit Value.........................................    $   6.55   $   8.67   $     --   $     --   $     --
Total Return.......................................      (24.5%)    (13.3%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.4%)


                                                                           MAINSTAY VP
                                                                            GOVERNMENT
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $115,641   $ 59,775   $ 60,001   $ 39,674   $ 12,687
Units Outstanding..................................       8,293      4,508      5,008      3,208      1,103
Unit Value.........................................    $  13.94   $  13.26   $  11.98   $  12.37   $  11.51
Total Return.......................................        5.1%      10.7%      (3.1%)      7.5%       7.9%
Ratio of Net Investment Income to Average Net
  Assets...........................................        4.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,420   $    281   $     --   $     --   $     --
Units Outstanding..................................         128         27         --         --         --
Unit Value.........................................    $  11.13   $  10.60   $     --   $     --   $     --
Total Return.......................................        5.0%       6.0%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        3.9%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,792   $     47   $     --   $     --   $     --
Units Outstanding..................................         798          5         --         --         --
Unit Value.........................................    $  11.01   $  10.49   $     --   $     --   $     --
Total Return.......................................        5.0%       5.0%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        9.1%

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                      CASH MANAGEMENT                                          CONVERTIBLE
    ----------------------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
    -----------------------------------------------------------------------------------------------------------
    $260,067   $164,643   $294,243   $121,079   $ 47,593   $144,131   $125,337   $ 65,034   $ 38,111   $ 25,985
     205,310    133,091    248,786    105,842     43,157      9,385      7,873      3,826      3,139      2,205
    $   1.27   $   1.24   $   1.18   $   1.14   $   1.10   $  15.36   $  15.92   $  17.00   $  12.14   $  11.78
        2.4%       4.6%       3.4%       3.7%       4.0%      (3.5%)     (6.3%)     40.0%       3.0%      13.8%
        2.2%                                                   2.4%

    $ 16,214   $  4,180   $     --   $     --   $     --   $  1,733   $  1,356   $     --   $     --   $     --
      15,454      4,074         --         --         --        199        150         --         --         --
    $   1.05   $   1.03   $     --   $     --   $     --   $   8.71   $   9.04   $     --   $     --   $     --
        2.3%       2.6%         --         --         --      (3.7%)     (9.6%)        --         --         --
        1.9%                                                   2.3%

    $ 31,624   $  2,635   $     --   $     --   $     --   $  9,385   $    703   $     --   $     --   $     --
      30,376      2,586         --         --         --      1,125         81         --         --         --
    $   1.04   $   1.02   $     --   $     --   $     --   $   8.34   $   8.67   $     --   $     --   $     --
        2.1%       1.9%         --         --         --      (3.8%)     (1.3%)        --         --         --
        1.4%                                                   6.0%

                        MAINSTAY VP
                         HIGH YIELD                                           MAINSTAY VP
                       CORPORATE BOND                                    INTERNATIONAL EQUITY
    ----------------------------------------------------   -------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000      1999      1998      1997
    --------------------------------------------------------------------------------------------------------
    $426,004   $374,764   $400,993   $310,120   $203,336   $ 19,878   $ 23,737   $22,729   $15,136   $11,476
      28,228     25,693     25,509     21,960     14,577      1,537      1,556     1,204     1,012       932
    $  15.09   $  14.59   $  15.72   $  14.12   $  13.95   $  12.94   $  15.26   $ 18.88   $ 14.95   $ 12.32
        3.4%      (7.2%)     11.3%       1.2%      11.4%     (15.2%)    (19.2%)    26.3%     21.4%      3.7%
       10.7%                                                     --

    $  1,428   $    793   $     --   $     --   $     --   $    254   $    169   $    --   $    --   $    --
         149         85         --         --         --         32         18        --        --        --
    $   9.60   $   9.29   $     --   $     --   $     --   $   7.92   $   9.35   $    --   $    --   $    --
        3.3%      (7.1%)        --         --         --     (15.3%)     (6.5%)       --        --        --
       12.6%                                                  (1.0%)

    $ 15,118   $    498   $     --   $     --   $     --   $  1,063   $    111   $    --   $    --   $    --
       1,601         54         --         --         --        134         12        --        --        --
    $   9.44   $   9.15   $     --   $     --   $     --   $   7.95   $   9.40   $    --   $    --   $    --
        3.2%      (8.5%)        --         --         --     (15.4%)     (6.0%)       --        --        --
       27.1%                                                   0.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                           TOTAL RETURN
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $296,704   $338,661   $305,978   $203,518   $111,216
Units Outstanding..................................      16,939     17,027     14,509     11,136      7,629
Unit Value.........................................    $  17.52   $  19.89   $  21.09   $  18.28   $  14.58
Total Return.......................................      (11.9%)     (5.7%)     15.4%      25.4%      16.2%
Ratio of Net Investment Income to Average Net
  Assets...........................................        1.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  2,444   $  2,730   $     --   $     --   $     --
Units Outstanding..................................         302        297         --         --         --
Unit Value.........................................    $   8.09   $   9.20   $     --   $     --   $     --
Total Return.......................................      (12.1%)     (8.0%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        1.5%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,557   $    495   $     --   $     --   $     --
Units Outstanding..................................         717         56         --         --         --
Unit Value.........................................    $   7.75   $   8.82   $     --   $     --   $     --
Total Return.......................................      (12.1%)    (11.8%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        3.6%


                                                                           MAINSTAY VP
                                                                          GROWTH EQUITY
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $359,198   $419,759   $317,273   $180,165   $ 87,211
Units Outstanding..................................      16,447     15,714     11,321      8,239      4,979
Unit Value.........................................    $  21.84   $  26.71   $  28.02   $  21.87   $  17.52
Total Return.......................................      (18.2%)     (4.7%)     28.2%      24.8%      25.0%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)

SERIES II POLICIES (b)
Net Assets.........................................    $  1,763   $  1,300   $     --   $     --   $     --
Units Outstanding..................................         230        139         --         --         --
Unit Value.........................................    $   7.65   $   9.37   $     --   $     --   $     --
Total Return.......................................      (18.4%)     (6.3%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 15,827   $  1,542   $     --   $     --   $     --
Units Outstanding..................................       2,054        163         --         --         --
Unit Value.........................................    $   7.70   $   9.44   $     --   $     --   $     --
Total Return.......................................      (18.4%)     (5.6%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.2%)

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                          MAINSTAY VP
                           VALUE                                                 BOND
    ----------------------------------------------------   ------------------------------------------------
      2001       2000       1999       1998       1997       2001      2000      1999      1998      1997
    -------------------------------------------------------------------------------------------------------
    $213,977   $168,711   $165,397   $157,643   $120,622   $158,984   $85,728   $82,561   $61,788   $22,786
      11,482      8,963      9,782     10,004      7,236     11,339     6,588     6,871     4,993     1,981
    $  18.64   $  18.82   $  16.91   $  15.76   $  16.67   $  14.02   $ 13.01   $ 12.02   $ 12.37   $ 11.50
       (1.0%)     11.3%       7.3%      (5.5%)     21.2%       7.8%      8.3%     (2.9%)     7.6%      8.1%
        0.2%                                                   5.0%

    $    802   $    239   $     --   $     --   $     --   $  1,100   $   167   $    --   $    --   $    --
          73         22         --         --         --         96        16        --        --        --
    $  10.92   $  11.04   $     --   $     --   $     --   $  11.43   $ 10.62   $    --   $    --   $    --
       (1.1%)     10.4%         --         --         --       7.6%      6.2%        --        --        --
        0.7%                                                   4.6%

    $ 10,836   $     69   $     --   $     --   $     --   $  7,920   $   188   $    --   $    --   $    --
       1,037          7         --         --         --        706        18        --        --        --
    $  10.44   $  10.57   $     --   $     --   $     --   $  11.21   $ 10.43   $    --   $    --   $    --
       (1.2%)      5.7%         --         --         --       7.5%      4.3%        --        --        --
        2.3%                                                  11.7%

                                                           MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                        MAINSTAY VP                         SMALL CAP      EQUITY        MID CAP       MID CAP
                       INDEXED EQUITY                        GROWTH        INCOME        GROWTH         CORE
    ----------------------------------------------------   -----------   -----------   -----------   -----------
      2001       2000       1999       1998       1997        2001          2001          2001          2001
    ------------------------------------------------------------------------------------------------------------
    $647,391   $755,167   $684,701   $407,588   $182,709    $ 12,197       $17,502       $ 7,773       $ 6,859
      30,265     30,595     24,805     17,575      9,982       1,286         1,781           855           734
    $  21.39   $  24.68   $  27.60   $  23.19   $  18.30    $   9.48       $  9.83       $  9.09       $  9.35
      (13.3%)    (10.6%)     19.0%      26.7%      31.0%       (5.2%)        (1.7%)        (9.1%)        (6.5%)
       (0.4%)                                                  (1.4%)         0.2%         (1.4%)        (1.0%)

    $  1,826   $  1,266   $     --   $     --   $     --    $    268       $   109       $    55       $    --
         224        135         --         --         --          28            11             5            --
    $   8.14   $   9.40   $     --   $     --   $     --    $   9.76       $  9.78       $ 11.65       $ 10.00
      (13.4%)     (6.0%)        --         --         --       (2.4%)        (2.2%)        16.5%            --
       (0.4%)                                                  (1.6%)         0.9%         (1.6%)           --

    $ 16,799   $  1,988   $     --   $     --   $     --    $    786       $ 1,409       $   365       $   241
       2,120        217         --         --         --          83           141            39            25
    $   7.92   $   9.16   $     --   $     --   $     --    $   9.47       $  9.96       $  9.30       $  9.74
      (13.5%)     (8.4%)        --         --         --       (5.3%)        (0.4%)        (7.0%)        (2.6%)
        0.7%                                                   (1.6%)         1.6%         (1.6%)        (0.3%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                    MAINSTAY VP
                                                                 AMERICAN CENTURY
                                                                  INCOME & GROWTH
                                                       -------------------------------------
                                                        2001      2000      1999      1998
                                                       -------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $55,929   $60,445   $50,328   $24,568
Units Outstanding..................................      5,593     5,454     3,997     2,263
Unit Value.........................................    $ 10.00   $ 11.08   $ 12.59   $ 10.86
Total Return.......................................      (9.8%)   (12.0%)    16.0%      8.6%
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.6%)

SERIES II POLICIES (b)
Net Assets.........................................    $    71   $   154   $    --   $    --
Units Outstanding..................................          9        17        --        --
Unit Value.........................................    $  8.29   $  9.21   $    --   $    --
Total Return.......................................     (10.0%)    (7.9%)       --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.7%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 1,388   $   218   $    --   $    --
Units Outstanding..................................        170        24        --        --
Unit Value.........................................    $  8.15   $  9.05   $    --   $    --
Total Return.......................................      (9.9%)    (9.5%)       --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................         --

                                                                            ALGER
                                                                          AMERICAN
                                                                            SMALL
                                                                       CAPITALIZATION
                                                       -----------------------------------------------
                                                        2001      2000      1999      1998      1997
                                                       -----------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $66,445   $93,083   $51,860   $22,802   $11,141
Units Outstanding..................................      7,864     7,657     3,063     1,904     1,060
Unit Value.........................................    $  8.45   $ 12.16   $ 16.93   $ 11.97   $ 10.51
Total Return.......................................     (30.5%)   (28.2%)    41.4%     13.9%      9.8%
Ratio of Net Investment Income to Average Net
  Assets...........................................      (1.4%)

SERIES II POLICIES (b)
Net Assets.........................................    $   514   $   588   $    --   $    --   $    --
Units Outstanding..................................         87        69        --        --        --
Unit Value.........................................    $  5.94   $  8.56   $    --   $    --   $    --
Total Return.......................................     (30.6%)   (14.4%)       --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (1.5%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 5,162   $ 1,125   $    --   $    --   $    --
Units Outstanding..................................        936       142        --        --        --
Unit Value.........................................    $  5.51   $  7.95   $    --   $    --   $    --
Total Return.......................................     (30.7%)   (20.5%)       --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (1.6%)

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                          MAINSTAY VP
                                                          EAGLE ASSET                              MAINSTAY VP
                 MAINSTAY VP                              MANAGEMENT                               LORD ABBETT
                   DREYFUS                                  GROWTH                                 DEVELOPING
             LARGE COMPANY VALUE                            EQUITY                                   GROWTH
    -------------------------------------   ---------------------------------------   -------------------------------------
     2001      2000      1999      1998       2001       2000      1999      1998      2001      2000      1999      1998
    -----------------------------------------------------------------------------------------------------------------------
    $44,680   $37,822   $25,701   $16,599   $132,751   $157,719   $52,015   $16,434   $25,662   $29,808   $27,072   $14,349
      4,211     3,356     2,397     1,629      9,537      9,323     2,730     1,408     2,959     3,141     2,276     1,573
    $ 10.61   $ 11.27   $ 10.72   $ 10.19   $  13.92   $  16.92   $ 19.06   $ 11.68   $  8.67   $  9.49   $ 11.89   $  9.12
      (5.9%)     5.1%      5.2%      1.9%     (17.7%)    (11.2%)    63.2%     16.8%     (8.6%)   (20.2%)    30.4%     (8.8%)
      (0.6%)                                   (1.4%)                                   (1.4%)

    $   336   $   178   $    --   $    --   $    537   $    528   $    --   $    --   $    52   $    85   $    --   $    --
         34        17        --        --         69         55        --        --         6         9        --        --
    $  9.86   $ 10.49   $    --   $    --   $   7.81   $   9.51   $    --   $    --   $  8.33   $  9.13   $    --   $    --
      (6.0%)     4.9%        --        --     (17.9%)     (4.9%)       --        --     (8.8%)    (8.7%)       --        --
      (0.7%)                                   (1.6%)                                   (1.6%)

    $ 4,231   $   147   $    --   $    --   $  9,015   $  1,686   $    --   $    --   $   906   $    40   $    --   $    --
        434        14        --        --      1,350        207        --        --       108         4        --        --
    $  9.74   $ 10.37   $    --   $    --   $   6.68   $   8.13   $    --   $    --   $  8.38   $  9.19   $    --   $    --
      (6.1%)     3.7%        --        --     (17.8%)    (18.7%)       --        --     (8.8%)    (8.1%)       --        --
       0.2%                                    (1.6%)                                   (1.6%)

                                                                          FIDELITY
                       CALVERT                                               VIP
                        SOCIAL                                          CONTRAFUND(R)
                       BALANCED                                        (INITIAL CLASS)
    ----------------------------------------------   ---------------------------------------------------
     2001      2000      1999      1998      1997      2001       2000       1999       1998      1997
    ----------------------------------------------------------------------------------------------------
    $27,380   $26,540   $18,487   $10,047   $4,160   $279,422   $319,564   $245,305   $117,113   $40,060
      1,668     1,484       987       594      282     17,160     16,983     12,004      7,022     3,079
    $ 16.41   $ 17.89   $ 18.72   $ 16.92   $14.76   $  16.28   $  18.82   $  20.44   $  16.68   $ 13.01
      (8.3%)    (4.5%)    10.7%     14.7%    18.4%     (13.5%)     (7.9%)     22.5%      28.2%     22.4%
       2.5%                                             (0.6%)

    $    98   $   103   $    --   $    --   $   --   $    883   $    452   $     --   $     --   $    --
         11        11        --        --       --        103         46         --         --        --
    $  8.57   $  9.36   $    --   $    --   $   --   $   8.58   $   9.93   $     --   $     --   $    --
      (8.4%)    (6.4%)       --        --       --     (13.6%)     (0.7%)        --         --        --
       2.0%                                             (1.0%)

    $ 1,957   $   177   $    --   $    --   $   --   $  9,054   $  1,410   $     --   $     --   $    --
        235        19        --        --       --      1,097        147         --         --        --
    $  8.34   $  9.10   $    --   $    --   $   --   $   8.26   $   9.56   $     --   $     --   $    --
      (8.4%)    (9.0%)       --        --       --     (13.6%)     (4.4%)        --         --        --
       5.7%                                             (1.3%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             FIDELITY
                                                                               VIP
                                                                          EQUITY-INCOME
                                                                         (INITIAL CLASS)
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $175,541   $158,987   $123,982   $ 84,984   $ 29,915
Units Outstanding..................................      11,501      9,762      8,139      5,850      2,267
Unit Value.........................................    $  15.26   $  16.29   $  15.23   $  14.53   $  13.20
Total Return.......................................       (6.3%)      6.9%       4.9%      10.1%      26.3%
Ratio of Net Investment Income to Average Net
  Assets...........................................        0.2%

SERIES II POLICIES (b)
Net Assets.........................................    $    529   $    286   $     --   $     --   $     --
Units Outstanding..................................          53         27         --         --         --
Unit Value.........................................    $   9.97   $  10.65   $     --   $     --   $     --
Total Return.......................................       (6.4%)      6.5%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.3%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 12,157   $    275   $     --   $     --   $     --
Units Outstanding..................................       1,237         26         --         --         --
Unit Value.........................................    $   9.83   $  10.51   $     --   $     --   $     --
Total Return.......................................       (6.5%)      5.1%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.4%)

                                                                        MFS(R)
                                                                       INVESTORS
                                                                         TRUST
                                                                        SERIES
                                                       -----------------------------------------
                                                         2001       2000       1999       1998
                                                       -----------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 29,963   $ 29,503   $ 18,732   $  4,598
Units Outstanding..................................       3,303      2,695      1,685        435
Unit Value.........................................    $   9.07   $  10.95   $  11.12   $  10.57
Total Return.......................................      (17.2%)     (1.5%)      5.2%       5.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)

SERIES II POLICIES (b)
Net Assets.........................................    $    231   $    102   $     --   $     --
Units Outstanding..................................          29         11         --         --
Unit Value.........................................    $   8.07   $   9.75   $     --   $     --
Total Return.......................................      (17.2%)     (2.5%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.2%)

SERIES III POLICIES (c)
Net Assets.........................................    $  4,146   $    305   $     --   $     --
Units Outstanding..................................         522         32         --         --
Unit Value.........................................    $   7.94   $   9.60   $     --   $     --
Total Return.......................................      (17.3%)     (4.0%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.4%)

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
                          BALANCED                                                GROWTH
    ----------------------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
    -----------------------------------------------------------------------------------------------------------
    $607,299   $598,090   $338,125   $104,735   $ 25,175   $385,523   $506,390   $329,694   $124,614   $ 54,807
      32,862     30,425     16,575      6,418      2,043     23,563     23,672     12,816      7,855      4,392
    $  18.48   $  19.66   $  20.40   $  16.32   $  12.32   $  16.36   $  21.39   $  25.73   $  15.86   $  12.48
       (6.0%)     (3.6%)     25.0%      32.4%      20.4%     (23.5%)    (16.8%)     62.2%      27.1%      20.4%
        1.3%                                                  (0.9%)

    $  2,538   $  1,636   $     --   $     --   $     --   $  1,111   $  1,165   $     --   $     --   $     --
         264        160         --         --         --        159        127         --         --         --
    $   9.61   $  10.24   $     --   $     --   $     --   $   7.00   $   9.16   $     --   $     --   $     --
       (6.2%)      2.4%         --         --         --     (23.6%)     (8.4%)        --         --         --
        1.4%                                                  (1.1%)

    $ 26,039   $  2,842   $     --   $     --   $     --   $ 11,124   $  2,806   $     --   $     --   $     --
       2,875        294         --         --         --      1,730        333         --         --         --
    $   9.06   $   9.65   $     --   $     --   $     --   $   6.43   $   8.42   $     --   $     --   $     --
       (6.1%)     (3.5%)        --         --         --     (23.6%)    (15.8%)        --         --         --
        2.4%                                                  (0.9%)

                                                                               MORGAN STANLEY
                     MFS(R)                      MFS(R)                             UIF
                    RESEARCH                    UTILITIES                     EMERGING MARKETS
                     SERIES                      SERIES                            EQUITY
    -----------------------------------------   ---------   ----------------------------------------------------
      2001       2000       1999       1998       2001        2001       2000       1999       1998       1997
    ------------------------------------------------------------------------------------------------------------
    $ 46,896   $ 50,417   $ 13,236   $  2,729   $    135    $ 25,016   $ 28,721   $ 23,677   $  6,216   $  8,180
       4,857      4,054        999        252         15       3,172      3,358      1,659        841        827
    $   9.66   $  12.44   $  13.25   $  10.83   $   8.83    $   7.89   $   8.55   $  14.27   $   7.40   $   9.89
      (22.4%)     (6.2%)     22.3%       8.3%     (11.7%)      (7.7%)    (40.1%)     93.0%     (25.2%)     (1.1%)
       (1.4%)                                      (1.4%)      (1.4%)

    $    376   $    586   $     --   $     --   $     --    $  5,828   $     38   $     --   $     --   $     --
          55         66         --         --         --       1,019          6         --         --         --
    $   6.87   $   8.86   $     --   $     --   $  10.43    $   5.72   $   6.21   $     --   $     --   $     --
      (22.5%)    (11.4%)        --         --       4.3%       (7.9%)    (37.9%)        --         --         --
       (1.5%)                                      (1.6%)      (1.6%)

    $  5,269   $  1,516   $     --   $     --   $    258    $    594   $     54   $     --   $     --   $     --
         801        179         --         --         31          89          7         --         --         --
    $   6.58   $   8.49   $     --   $     --   $   8.35    $   6.64   $   7.22   $     --   $     --   $     --
      (22.5%)    (15.1%)        --         --     (16.5%)      (8.0%)    (27.8%)        --         --         --
       (1.6%)                                      (1.6%)      (1.6%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                        T. ROWE PRICE
                                                                           EQUITY
                                                                           INCOME
                                                            -------------------------------------
                                                             2001      2000      1999      1998
                                                            -------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................    $85,476   $42,484   $24,724   $10,082
Units Outstanding.......................................     7,398      3,679    2,387        995
Unit Value..............................................    $11.55    $ 11.55   $10.36    $ 10.13
Total Return............................................        --      11.5%     2.3%       1.3%
Ratio of Net Investment Income to Average Net Assets....      0.2%

SERIES II POLICIES (b)
Net Assets..............................................    $  902    $   146   $   --    $    --
Units Outstanding.......................................        81         13       --         --
Unit Value..............................................    $11.07    $ 11.08   $   --    $    --
Total Return............................................        --      10.8%       --         --
Ratio of Net Investment Income to Average Net Assets....        --

SERIES III POLICIES (c)
Net Assets..............................................    $9,712    $    98   $   --    $    --
Units Outstanding.......................................       895          9       --         --
Unit Value..............................................    $10.85    $ 10.86   $   --    $    --
Total Return............................................        --       8.6%       --         --
Ratio of Net Investment Income to Average Net Assets....      0.3%

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                                   NEUBERGER
                   VAN ECK                                                                         DREYFUS IP       BERMAN
                  WORLDWIDE                   AMSOUTH        AMSOUTH       AMSOUTH                 TECHNOLOGY         AMT
                    HARD                     ENHANCED     INTERNATIONAL     LARGE     AMSOUTH        GROWTH         MID-CAP
                   ASSETS                     MARKET         EQUITY          CAP      MID CAP   (INITIAL SHARES)    GROWTH
    -------------------------------------   -----------   -------------   ---------   -------   ----------------   ---------
     2001      2000      1999      1998        2001           2001          2001       2001           2001           2001
    ------------------------------------------------------------------------------------------------------------------------
    $3,510    $4,929    $2,066    $  424      $   --         $   --        $    --    $   --         $3,197         $  464
       378       469       216        53          --             --             --        --            325             48
    $ 9.28    $10.51    $ 9.57    $ 8.02      $   --         $   --        $    --    $   --         $ 9.84         $ 9.64
    (11.7%)     9.9%     19.3%    (19.8%)         --             --             --        --          (1.6%)         (3.6%)
        --                                        --             --             --        --          (1.4%)         (1.4%)

    $   29    $   25    $   --    $   --      $   --         $   --        $    --    $   --         $   23         $    1
         3         2        --        --          --             --             --        --              2             --
    $ 9.24    $10.48    $   --    $   --      $   --         $   --        $    --    $   --         $12.03         $ 9.98
    (11.8%)     4.8%        --        --          --             --             --        --          20.3%          (0.2%)
      2.2%                                        --             --             --        --          (1.6%)         (1.6%)

    $  238    $   53    $   --    $   --      $1,112         $  116        $ 1,883    $  515         $  587         $  184
        25         5        --        --         127             14            216        70             58             18
    $ 9.37    $10.63    $   --    $   --      $ 8.75         $ 8.16        $  8.72    $ 7.38         $10.03         $10.05
    (11.9%)     6.3%        --        --      (12.5%)        (18.4%)        (12.8%)   (26.2%)          0.3%           0.5%
     (0.5%)                                    (1.5%)         (1.6%)         (1.6%)    (1.6%)         (1.6%)         (1.6%)

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Core, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly known as Calvert Socially Responsible), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly known as MFS(R) Growth with Income Series), MFS(R) Research Series, MFS(R) Utilities Series, Morgan Stanley UIF Emerging Markets Equity (formerly known as Morgan Stanley Dean Witter Emerging Markets Equity), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, AmSouth Enhanced Market, AmSouth International Equity, AmSouth Large Cap, AmSouth Mid Cap, Dreyfus IP Technology Growth (Initial Shares), and Neuberger Berman AMT Mid-Cap Growth Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 26, 2002

--------------------------------------------------------------------------------

Dear Policyowners,

This Annual Report contains commentaries from the Portfolio Managers and financial highlights from each of the Portfolios offered under the MainStay VP Series Fund, Inc. (the "Fund") We hope that you will find this information helpful when making your financial decisions. All of us look forward to serving your financial needs, now and in the many years to come.

New York Life Insurance and Annuity Corporation has always conducted our business based on the values of financial strength, integrity, and humanity. These are our values today and will be our values tomorrow. As Chairman of the Board of Directors for the MainStay VP Series Fund, Inc., Richard M. Kernan, Jr. has truly embodied these values. That's why it is bittersweet to announce that Dick has decided to retire from his position, effective January 1, 2002.

Dick has served as Director of the MainStay VP Series Fund, Inc. since 1987, and was named Chairman of the Board of Directors in 1989. As Chairman and Director, Dick's integrity -- his leadership, business expertise, and loyalty to the interests of the Fund and its shareholders -- has been critical to the success and growth of the Fund. During that period, the Portfolios of the Fund increased in number from three to nineteen, and assets under management grew from $7 million to approximately $6.75 billion.

As the new Chairman of the Board of Directors of the MainStay VP Series Fund, Inc. I am committed to the continued strong performance of the Portfolios in which you invest your money, while always placing the interests of our policyowners first. We will always maintain our values as we serve your evolving financial needs.

Sincerely,

/s/ Gary E. Wendlandt

Gary E. Wendlandt
Chairman of the Board
and Chief Executive Officer
MAINSTAY VP SERIES FUND, INC.

MAINSTAY VP BOND PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The Federal Reserve Bank (the "Fed") initiated an aggressive easing policy early in the year. Citing a bias of economic weakness the Fed lowered short-term rates three times by late March. Bond market participants embraced the Fed's policy while short-term U.S. Treasury security yields declined significantly during the first quarter.

The Fed eased short-term rates three more times during the second quarter. As we approached mid-year, the fixed-income market began to anticipate the end of the Fed's easing cycle. The yield of most U.S. Treasury securities rose during the second quarter.

The events of September 11th had a pronounced effect on the bond market. The Fed eased short-term rates twice during the third quarter. U.S. Treasury security yields declined across the entire yield curve. During the third quarter, the yield curve (30-year U.S. Treasury bond and 2-year U.S. Treasury note) steepened by over 100 basis points(1) as many investors sought a safe haven in the short part of the Treasury curve.

The Fed continued its policy of monetary easing in the fourth quarter. The Fed lowered short-term rates three times during the quarter. As the year drew to a close, many investors once again began to anticipate the end to the Fed's easing cycle. Interest rates rose across the yield curve (excluding U.S. Treasury bills) during the fourth quarter.

PERFORMANCE/MARKET REVIEW
For the year ended December 31, 2001, the MainStay VP Bond Portfolio had a return of 9.27%, outperforming the average portfolio in its Lipper(2) peer group (Corporate Debt A Rated), which returned 7.68% and the Merrill Lynch Corporate and Government Master Index(3), which returned 8.43% for the same period. Market risk was limited by maintaining a relatively neutral duration posture throughout the year. Credit risk was limited by maintaining an average quality of the investments in the portfolio of at least Aa1(4) throughout the year.

The Federal Reserve Bank's monetary policy actions along with the events of September 11th and the Treasury's decision to terminate issuance of 30-year U.S. Treasury bonds put severe pressure on the shape of the yield curve. The Fed lowered short-term rates eleven times during the year. By year-end, the federal funds rate stood at 1.75% down from 6.50% at the beginning of the year. The yield on the two-year U.S. Treasury note decreased 207 basis points during the year. The yield curve steepened by 208 basis points during the course of 2001. At the beginning of the year, the yield on the 30-year bond was 37 basis points more than the 2-year note. By year-end, this relationship was 245 basis points. Volatility in the corporate bond market was high all year. The combination of impending recession, terrorism, war and escalating high yield defaults led to an environment of zero tolerance. Despite these uncertainties, investment grade corporate bonds outperformed U.S. Treasury securities by a wide margin in 2001; rebounding from a bleak performance in 2000. Mortgage-backed securities underperformed U.S. Treasury securities as negative convexity hampered performance in this sector during the course of the year.

PORTFOLIO STRATEGY
The Portfolio experienced positive cash flow during the year. Our focus was to maintain the Portfolio's strong asset quality given the uncertainty in the market. The Portfolio's concentration in the government sector increased during the course of the year. Within the corporate sector, the average quality of our holdings improved from A3 to A2(5). The primary issue calendar was the focal point of our activity in the corporate sector as we sought to take advantage of opportunities provided by new issue concessions.

LOOKING AHEAD
We expect the Federal Reserve Bank to remain in the easing mode during the first quarter. We believe the yield curve should flatten as the Fed nears the end of its easing cycle. We expect corporate securities to perform well as investors pursue reduced supply relative to 2001's record levels.

Albert R. Corapi, Jr.
Donald F. Serek
Portfolio Managers
New York Life Investment Management LLC

                            $10,000 INVESTED IN THE
                           MAINSTAY VP BOND PORTFOLIO
                   ON 1/23/84 VS MERRILL LYNCH CORPORATE AND
                          GOVERNMENT MASTER INDEX AND
                          THE CONSUMER PRICE INDEX(6)
[LINE CHART]

                                                                             MERRILL LYNCH CORPORATE
                                                                              AND GOVERNMENT MASTER
                                                     BOND PORTFOLIO                   INDEX               CONSUMER PRICE INDEX
                                                     --------------          -----------------------      --------------------
1/23/84                                                 10000.00                    10000.00                    10000.00
1984                                                    11028.00                    11422.00                    10365.00
1985                                                    13370.40                    13583.00                    10758.90
1986                                                    15532.30                    15706.10                    10877.20
1987                                                    17637.00                    16035.90                    11359.10
1988                                                    17390.00                    17273.90                    11861.10
1989                                                    19396.90                    19714.70                    12412.70
1990                                                    20948.60                    21388.40                    13171.10
1991                                                    24390.50                    24787.10                    13574.10
1992                                                    26373.40                    26690.70                    13967.80
1993                                                    29380.00                    29642.70                    14351.90
1994                                                    28384.00                    28673.40                    14735.10
1995                                                    33581.10                    34138.50                    15065.20
1996                                                    34269.50                    35132.00                    15563.80
1997                                                    37576.50                    38567.90                    15828.40
1998                                                    42243.00                    41004.00                    16083.00
1999                                                    40376.00                    41377.00                    16514.00
2000                                                    44341.00                    46322.00                    17072.00
2001                                                    49271.00                    50862.00                    17365.00

  One Year: 9.27% Three Years: 5.72% Five Years: 7.17% Ten Years: 7.10% Since
                           Inception: 9.29% (1/23/84)

(1) A basis point is one one-hundredth of one percent, so 100 basis points equals 1.00%.

(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges. Past performance does not guarantee future results.

(3) The Merrill Lynch Corporate and Government Master Index is an unmanaged index consisting of issues of the U.S. Government and agencies as well as investment-grade corporate securities. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.

(4) Bonds and preferred stock which are rated Aa by Moody's Investors Service are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

(5) Bonds and preferred stock which are rated A by Moody's Investors Service possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

(6) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO

MARKET REVIEW
Although the equity market was highly volatile in 2001, many of the factors that influenced stock prices were the results of seeds sown in previous years. The technology and Internet boom that ended in March of 2000 was still in the process of unwinding as we entered 2001. As many technology companies faltered, the seemingly unstoppable expansion of the telecommunications and cellular industries came to an abrupt halt, as earlier build-outs quickly turned into excess capacity.

The Federal Reserve, which had tightened the money supply in 2000, started easing on January 3, 2001. This was the first of 11 successive moves to revive the economy that reduced the targeted federal funds rate from 6.50% to 1.75%, its lowest level in several decades.

As the economy slowed and demand decreased, corporations began to adjust their earnings and profit projections downward. By the third quarter, gross domestic product had slipped into negative territory, and it became evident that the economy had been in a recession since March. The September terrorist attacks hastened the downturn and brought many businesses to a near standstill.

Despite isolated anthrax scares, the news about the war on terrorism remained optimistic. Investors gradually recovered their composure, and the markets that hit a low point in mid-September staged a broad rally through the end of December. Throughout most of 2001, value stocks outperformed growth stocks by a wide margin.

PERFORMANCE REVIEW
For the 12 months ended December 31, 2001, the MainStay VP Capital Appreciation Portfolio returned -23.22%. The Portfolio underperformed the -18.76% return of the average Lipper(1) Variable Products Capital Appreciation Portfolio and the -11.87% return of the S&P 500(R)(2) Index for the same period.

The Portfolio's relative underperformance resulted largely from our efforts to position the Portfolio defensively in sectors that failed to perform as we anticipated. Some of the Portfolio's technology holdings also hurt performance, in a particularly difficult market for the sector as a whole.

STRONG AND WEAK PERFORMERS
Several holdings made positive contributions to the Portfolio's overall results. Microsoft, the Portfolio's worst-performing stock in 2000, was one of the Portfolio's strongest contributors in 2001. Encouraging antitrust decisions and the long-awaited release of Windows XP helped the stock appreciate 53% for the year ended December 31, 2001. Home-products retailer Bed Bath & Beyond also strengthened the Portfolio's performance as positive earnings surprises helped the stock gain 52% for the year. Harley-Davidson saw continuing demand for its coveted motorcycles, as sales and earnings reached record levels and the stock advanced 37% for the 12-month period ended December 31, 2001.

Baxter International is a classic medical growth story. The company specializes in blood-related equipment, components, and supplies and holds a leading position in a stable growth market. Solid operating results in 2001 helped Baxter's stock price appreciate 22% for the year. Department-store owner Kohl's also delivered solid operating results in a difficult environment. Despite declines in the spring and fall, the stock recovered faster than the market in the fourth quarter, advancing 16% for the year.

Not all of the Portfolio's stocks were as strong, however. EMC, a technology storage leader, was negatively impacted by the decline in technology spending and the general demise of dot.coms. As prospects for a recovery continued to dim, we sold some of the stock. Corning, the world leader in fiber-optic cable, was another weak performer. The company suffered when telecommunications spending dried up and demand for cable slowed. We sold the stock and it continued to decline through the end of the year. Finally, Cisco Systems was hurt by contractions in both technology and telecommunications. Although prices improved after mid-September lows, the stock lost about half of its value in 2001. The Portfolio continues to hold the stock, since we believe it is well positioned to benefit if the economy improves in 2002.

TECHNOLOGY STOCKS
The decision to reduce its technology exposure early in 2001 helped the Portfolio's relative performance, as the sector experienced widespread declines. Despite gains from Microsoft, our decision to hold onto other technology leaders, including Cisco Systems, Sun Microsystems, EMC, and Oracle, hurt performance as the industry's fundamentals deteriorated.

By the fourth quarter, we realized that many technology names had been oversold and began increasing the Portfolio's technology exposure. New positions in IBM, Electronic Data Systems, and SunGard Data Systems made positive contributions to the Portfolio's performance. As of December 31, 2001, the Portfolio had no exposure to telecommunications services, which proved beneficial in a difficult year for most telecommunications-related stocks.

CONSUMER CYCLICALS
The Portfolio's overweighted position in consumer cyclicals throughout the year strengthened overall performance, as this group was by far the strongest sector in 2001.

The Portfolio added to its consumer cyclical weighting with the addition of Best Buy, Cendant, Lowe's, and Target. Each of these purchases contributed positively to the Portfolio's performance. At the close of 2001, the Portfolio remained overweighted in consumer cyclical issues.

FINANCIAL STOCKS
Over the course of 2001, the Portfolio shifted its mix of financial stocks by adding Bank of America, FleetBoston Financial, Fannie Mae, and Washington Mutual (which we sold in December). The Portfolio eliminated its positions in Mellon Financial and Providian Financial, which had shown inconsistent performance. We also sold the Portfolio's position in Goldman Sachs Group, which underperformed through much of the year. The financial sector slightly underperformed the market as a whole, but most of the Portfolio's sector shifts had a positive impact on performance.

DEFENSIVE POSITIONING
Although defensive stocks typically outperform when volatility increases, our decision to increase the Portfolio's utility, health care, and consumer staples stocks early in 2001 failed to produce the desired results. We later sold all of the Portfolio's utility holdings, including AES, El Paso, Calpine, and Enron, before the energy problems in California sent the sector into a steep decline. Although the sales detracted from the Portfolio's performance, our decision was well timed and helped the Portfolio avoid Enron's catastrophic price decline.

Heath care stocks also had a negative impact on the Portfolio in 2001, as weak earnings caused drug companies to underperform and competitive issues took a toll on medical-device manufacturers. Over the course of the year, we reduced the Portfolio's exposure to slower-growth pharmaceutical companies, including Merck, Schering-Plough, and Bristol-Myers. We also sold Genentech, Guidant, and Applied Biosystems. The net impact of the Portfolio's health care sales was positive.

We added drug companies with faster-growth profiles, as well as service companies and biotechnology names. Abbott Laboratories, Genzyme, and UnitedHealth Group were new purchases that contributed positively to performance, while new positions in HCA, Cardinal Health, and Pfizer detracted from the Portfolio's return.

A defensive move that helped performance was holding a 10% cash position in early September. In the weeks following the terrorist attacks, the Portfolio became fully invested, which helped it outperform the market in the fourth quarter.

The Portfolio added to its capital goods holdings by establishing positions in General Dynamics and Illinois Tool Works, with a neutral to positive impact on performance. We also sold inconsistent performers, including CVS, Kimberly-Clark, and Walt Disney, in moves that helped strengthen the Portfolio's positioning in a volatile market environment.

LOOKING AHEAD
We anticipate a positive investment environment in 2002, but any advances will depend on a number of factors. In particular, we would be encouraged by favorable economic news, stronger corporate earnings, positive developments in the war on terrorism, a fiscal stimulus package from Congress, and accommodative Federal Reserve policies.

Current valuations in the stock market remain high relative to earning expectations. As a result, we believe stocks are still vulnerable to negative surprises. Our disciplined investment process continues to emphasize diversification, with a focus on health care, financial services, information technology, and consumer sectors.

Whatever the markets or the economy may bring, the Portfolio will continue to seek long-term growth of capital. Dividend income, if any, will remain an incidental consideration.

                               Rudolph C. Carryl
                               Edmund C. Spelman
                               Portfolio Managers
                               MacKay Shields LLC
                            $10,000 INVESTED IN THE
                   MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO
                       ON 1/29/93 VS S&P 500(R) INDEX AND
                          THE CONSUMER PRICE INDEX(3)
[Line Chart]

                                                  CAPITAL APPRECIATION
                                                        PORTFOLIO               S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                                  --------------------          ----------------          --------------------
1/29/93                                                 10000.00                    10000.00                    10000.00
1993                                                    12054.00                    11007.00                    10275.00
1994                                                    11526.00                    11149.00                    10549.30
1995                                                    15650.00                    15338.80                    10785.60
1996                                                    18584.40                    18857.50                    11142.60
1997                                                    22950.00                    25148.00                    11332.00
1998                                                    31703.00                    32336.00                    11515.00
1999                                                    39759.00                    39139.00                    11823.00
2000                                                    35497.00                    35578.00                    12223.00
2001                                                    27255.00                    31112.00                    12416.00

One Year: -23.22%    Three Years: -4.91%    Five Years: 7.96%   Since Inception:
11.89% (1/29/93)

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges. Past performance does not guarantee future results.
(2) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(3) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP CASH MANAGEMENT PORTFOLIO

MARKET REVIEW
Money market investors will remember 2001 as a year of unprecedented Federal Reserve intervention. To counter signs of a slowing economy, the Federal Reserve began the year with a surprise easing move on January 3, 2001. By year end, the Fed had lowered the federal funds rate 11 times -- from 6.50% to 1.75%. Congress also worked to stimulate the economy by reducing tax rates and approving $38 billion in tax rebates that were mailed to Americans in the third quarter.

Despite these efforts, gross domestic product slipped into negative territory in the third quarter. Following the September terrorist attacks, a general flight to quality and liquidity caused stock prices to drop precipitously and credit spreads on income securities to widen. Aggressive easing by the Federal Reserve and other central banks helped restore order, but also resulted in a much steeper yield curve. In November, the National Bureau of Economic Research announced that the United States had been in recession since March 2001. Although layoffs and earnings disappointments eroded consumer confidence throughout most of the year, the stock market rebounded in the fourth quarter on positive economic data and encouraging news from the war front. This caused bond prices to fall and yields to rise in the fourth quarter. For the entire year, however, three-month Treasury-bill yields declined 420 basis points(1) to 1.70%. The yield on the two-year Treasury note declined 205 basis points to 3.05%, and at year-end, 30-year Treasury-bond yields stood at 5.47%, essentially unchanged from the previous year.

In the money markets, supplies of commercial paper continued to shrink, as corporate issuers took advantage of lower interest rates to replace short-term commercial paper with longer-term debt. In anticipation of rating-agency downgrades, several large commercial paper issuers, including Ford, GM, and DaimlerChrysler, reduced commercial-paper issuance, opting instead to issue debt in the asset-backed securities market.

PERFORMANCE REVIEW
For the seven-day period ended December 31, 2001, the MainStay VP Cash Management Portfolio provided a current yield of 1.74% and an effective yield of 1.76%. For the 12 months ended December 31, 2001, the Portfolio returned 3.84%, exceeding the 3.73% return of the average Lipper(2) Variable Products Money Market Portfolio over the same period.

STRATEGIC POSITIONING
Throughout 2001, the Portfolio maintained an average maturity somewhat longer than the average money market portfolio. This strategy proved effective as Federal Reserve easing caused yields on money market instruments to decline sharply during the year. As of December 31, 2001, the average maturity of the Portfolio was 68 days.

Throughout 2001, the Portfolio's investments centered on floating-rate notes, bank certificates of deposit (CDs), commercial paper, and higher-yielding asset-backed securities, including asset-backed commercial paper. By industry, the Portfolio mainly invested in securities of finance, insurance, and brokerage companies, industrial issuers, banks, and bank holding companies. The Portfolio also invested in securities issued by government-sponsored agencies, such as Fannie Maes(3).

During the period, we remained focused on buying only high-quality instruments, with all securities purchased for the Portfolio rated A-1/P-1 or higher. These are first-tier securities or generally those money market instruments in the highest rating category. The Portfolio was not invested in any split-rated issues (those rated in the highest rating category by one credit rating agency and in the second-highest rating category by another). A concentration on the highest-quality securities helped manage Portfolio risk.

LOOKING AHEAD
Recent economic reports have been better than many investors expected, suggesting that the worst of the slowdown may be over. Consumer spending continued to hold steady in the fourth quarter of 2001, as consumers took advantage of retail discounts and low-cost financing packages on big-ticket items such as cars. We believe the Federal Reserve is near the end of its easing cycle, and we expect that it will refrain from raising interest rates until the second half of 2002.

As we move into 2002, we intend to bring the average maturity of the Portfolio closer to the average of all money market portfolios. As the market continues to look for signs of an economic recovery, we intend to remain focused on high-quality liquid investments, as the Portfolio seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity.

Claude Athaide
Portfolio Manager
MacKay Shields LLC

(1) A basis point is one one-hundredth of one percent, so 100 basis points equals 1.00%.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges. Past performance does not guarantee future results.
(3) While some securities in the Portfolio may carry government backing or guaranteed payment of interest and principal, shares of the Portfolio are not guaranteed and prices will fluctuate so that when shares are sold, they may be worth more or less than their original price.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP CONVERTIBLE PORTFOLIO

MARKET REVIEW
The performance of convertible securities is affected by the stock, bond, and high-yield markets. As a result, 2001 was a challenging year. Technology stocks suffered major setbacks, dragging telecommunications and related stocks lower. As the difficulties spread to other sectors, layoffs and earnings disappointments became widespread.

In early January, the Federal Reserve started a series of aggressive easing moves to help keep the economy on track. During the year, the Fed lowered the federal funds rate 11 times -- from 6.50% to 1.75%. The lower interest rates were generally positive for bond prices, and provided corporations with access to capital at lower costs. Unfortunately, in the third quarter, gross domestic product slipped into negative territory and concerns over a possible recession were confirmed.

The September terrorist attacks pushed stock prices to their low point for the year. As the war on terrorism advanced and investors regained their composure, economic indicators suggested that the economy might rebound in 2002. This stimulated a general rally in the stock market, which caused money to flow away from bonds. Although some high-yield sectors, such as telecommunications and cable, faced severe challenges during the year, the high-yield market as a whole provided positive returns in 2001.

PERFORMANCE REVIEW
For the year ended December 31, 2001, the MainStay VP Convertible Portfolio returned -2.18%. The Portfolio outperformed the -21.29% return of the average Lipper(1) Variable Products Specialty/Miscellaneous Portfolio and the -6.42% return of the Credit Suisse First Boston Convertible Securities Index(2) for the same period.

The Portfolio outperformed its peers due to our strategy of seeking more upside potential than downside risk in each of the Portfolio's securities. Our decision to overweight defensive sectors, such as health care, contributed positively to the Portfolio's performance in a year when the market rewarded companies with consistent earnings. The fact that the Portfolio's top performers were spread across several industries underscores the value of careful bottom-up security selection.

STRONG AND WEAK PERFORMERS
Cendant, a provider of global services, managed to move past its earlier accounting difficulties and provide positive earnings surprises. Although the company's travel-related business was hurt in mid-September, Cendant's diversified real-estate holdings helped provide a buffer. When indicators suggested that travel might bounce back earlier than anticipated, Cendant stock recovered strongly in the fourth quarter. Cendant convertibles were among the Portfolio's best-performing securities for 2001.

Efficient Networks, a provider of high-speed Internet-access equipment, also made a strong positive contribution to performance. The Portfolio purchased Efficient Networks' bonds when the stock was out of favor. We consulted with our high-yield team and determined that the company was a strong credit and a takeover candidate. When the company was acquired, a "change of control put" allowed us to sell the bonds back to the company at par, even though the Portfolio had purchased them at around 65-70 cents on the dollar.

Canadian National Railway's market strength, management prowess, and efforts to improve efficiency helped the company's bonds contribute positively to the Portfolio's performance in 2001. Although the stock is economically sensitive, investors rewarded the company's ability to take market share away from truckers and other railways.

AmeriSource Health was also among the Portfolio's strong performers. Despite the economic slowdown, drug distributor AmeriSource Health provided consistent earnings on the simple premise that older Americans have to take their medicine regardless of where the economy may move. The company's consistent results were particularly attractive in a year marked by widespread earnings disappointments.

Unfortunately, not all of the Portfolio's holdings had positive results. AES, like other independent power producers, was negatively impacted by declining energy prices, a warm winter, and unfavorable supply-and-demand dynamics. At the end of the year, the entire utility sector suffered when Enron declared bankruptcy.

Although the Portfolio generally benefited from an underweighted position in the telecommunications sector, the telephone-related securities that the Portfolio did own, including Qwest, hurt performance as the sector as a whole declined. Crown Castle International builds towers and rents space to cellular phone companies. The stock detracted from the Portfolio's performance when cell-phone subscriber growth faltered. We sold the Portfolio's position in the stock to deploy the assets in more productive ways.

STRATEGY SHIFTS AND SECTOR WEIGHTING CHANGES
With telecommunications stock prices dropping, we decided the Portfolio needed to take a stand -- either build a large position in a strong name or sell. We focused on XO Communications, which competes with regional Bell operating companies by laying fiber-optic cable in cities, then signing up customers for telephone service. XO Communications was able to offer customers lower rates because their network was newer and more efficient. We were attracted to the stock, believing that this competitive advantage might allow the company to survive and flourish.

After consulting with company management, industry analysts, and our high-yield team, however, we determined that XO Communications had too much debt. We sold the Portfolio's entire position at a loss, but the decision was well-timed and well-supported. The company eventually had to restructure its debt, which resulted in even larger losses for bond holders. This example illustrates the value of our disciplined and integrated approach to managing investment risk.

In the energy sector, the Portfolio entered 2001 with a heavily overweighted position. Energy holdings had helped the Portfolio's performance in 2000 and continued to do so in the early months of 2001. With careful attention to our valuation disciplines, however, we sold energy-related convertibles as their underlying stocks hit our price targets. As a result, by mid-year the Portfolio was underweighted in energy-related holdings. This proved beneficial as energy prices declined, the California energy crisis unwound, and the Enron bankruptcy caused investors to reexamine their energy-related holdings.

LOOKING AHEAD
After the stock market rally in the fourth quarter of 2001, finding attractive opportunities has become more challenging. Sectors that were neglected in the rally, however, may provide opportunities. For example, we purchased a bond which is convertible into stock of American International Group ("AIG") -- one of the world's strongest insurance companies. AIG may benefit from the higher insurance rates in the future, yet its stock lagged the market, rising only 1.7% in the fourth quarter of 2001. We believe the AIG convertible offers strong upside potential with relatively low downside risk -- the very combination we try to pursue in all of the Portfolio's investments.

Whatever the markets or the economy may bring, the Portfolio will continue to seek capital appreciation together with current income.

Edmund C. Spelman
Thomas Wynn
Edward Silverstein
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                       MAINSTAY VP CONVERTIBLE PORTFOLIO
                    ON 10/1/96 VS CREDIT SUISSE FIRST BOSTON
                        CONVERTIBLE SECURITIES INDEX AND
                          THE CONSUMER PRICE INDEX(3)
[LINE CHART]

                                                                          CREDIT SUISSE FIRST BOSTON
                                               CONVERTIBLE PORTFOLIO     CONVERTIBLE SECURITIES INDEX     CONSUMER PRICE INDEX
                                               ---------------------     ----------------------------     --------------------
10/1/96                                              10000.00                      10000.00                     10000.00
1996                                                 10389.00                      10243.00                     10082.00
1997                                                 11992.00                      11948.00                     10222.00
1998                                                 12530.00                      13342.00                     10386.00
1999                                                 17791.00                      17812.00                     10665.00
2000                                                 16898.00                      16715.00                     11025.00
2001                                                 16530.00                      15739.00                     11236.00

One Year: -2.18%  Three Years: 9.67%  Five Years: 9.73%  Since Inception: 10.04%
                                   (10/1/96)

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges. Past performance does not guarantee future results.

(2) The Credit Suisse First Boston Convertible Securities Index generally includes 250-300 issues. Convertibles must have a minimum issue size of $50 million; bonds and preferreds must be rated B- or better by S&P; and preferreds must have a minimum of 500,000 shares outstanding. Eurobonds are also included if they are issued by U.S.-domiciled companies, rated B- or higher by S&P, and have an issue size greater than $100 million. An investment cannot be made directly into an index.

(3) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

High-yield securities ("junk bonds") are generally considered speculative because they present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP EQUITY INCOME PORTFOLIO

MARKET REVIEW
During 2001, the equity markets were exceedingly volatile, with companies in the technology and communications services sectors suffering severe price corrections. As the economy slowed, problems spread to other industries and left many equity investors struggling with concerns over a possible recession. As gross domestic product slipped into negative territory in the third quarter of 2001, those concerns were confirmed when economists determined that the U.S. had been in recession since March.

Despite the Federal Reserve's aggressive reduction in interest rates, the market extended its decline in response to widespread earnings disappointments that weakened prospects for a rapid turnaround. Several industries that had added substantial capacity in recent years were among the hardest hit when declining demand caused operating margins to all but evaporate.

The September terrorist attacks added a new level of uncertainty to the investment outlook and caused most stocks to drop to multi-year lows. In the fourth quarter, major indices rallied, but few were able to regain their levels at the beginning of the year. By year-end, several factors, including apparent success in the war on terrorism, aggressive Federal Reserve easing, and gradual improvements in consumer confidence, helped provide a more optimistic outlook for 2002.

PERFORMANCE REVIEW
The MainStay VP Equity Income Portfolio commenced operations on July 2, 2001. The Portfolio returned -1.03% for the period since its inception through December 31, 2001. Performance was due in a large part to our disciplined stock selection process. Sector allocation had a neutral impact on the Portfolio's performance.

Sears, Roebuck, the Portfolio's top-performing stock, gained 37% in 2001. We continue to hold the shares, because we believe the stock is still underpriced on both an absolute and historical valuation basis, and the company has catalysts that may move the stock higher. The multi-line retailer benefited from strong earnings, a high dividend yield, and new management initiatives that included business-line restructuring and an aggressive share repurchase program.

FirstEnergy, an integrated Midwest utility, also made a substantial positive contribution to the Portfolio's performance. We were attracted to the company for its strong cash flow and earnings and we liked the stock for its high dividend yield and meaningful discount to its peer group. The Portfolio has maintained a portion of its position in this undervalued utility.

Navistar International, a manufacturer of commercial trucks and engines, also made a strong positive contribution for the year. The stock did particularly well as heavy-duty truck orders showed signs of stabilizing after previous declines. By year-end, some investors began to view Navistar International's operating results as potentially advantageous if the economy recovers in 2002.

PG&E was the Portfolio's fifth-strongest performer. The company's compelling asset value attracted investors, even though the utility is currently operating under Chapter 11 creditor protection due to the California energy crisis.

Unfortunately, not all of the Portfolio's holdings results were positive. Gateway was the Portfolio's worst-performing stock. We bought Gateway shares after a significant decline, but poor operating results and a dismal personal computer market continued to drive the stock price lower. When it became evident that the PC business was unlikely to turn around soon, we began to sell the position, incurring a substantial loss.

Reinsurer PartnerRe faced severe setbacks as a result of the September terrorist attacks. The stock lost about 20% of its value following this unforeseen event. While we appreciate the arguments for future improvements in property and casualty insurance pricing, we felt we could deploy the assets more productively even though we sold the stock at a loss.

While the Portfolio had a generally positive experience with retailers in 2001, Limited bucked the trend. Merchandising and operational problems caused the stock to underperform our expectations, and we sold the Portfolio's position with a negative impact on performance.

LOOKING AHEAD
We believe stock prices may already reflect adjustments for a robust economic recovery in 2002, which has caused us to remain somewhat defensive. While we are cautiously optimistic that Federal Reserve easing will help to stabilize economic activity, we believe different companies may respond in different ways. In particular, we are concerned that structural issues may prevent some companies from taking full advantage of available liquidity. As a result, we believe recoveries for some companies may be more muted than many market participants expect. We also see high corporate and consumer debt levels as potential challenges to a swift recovery.

Whatever the markets or the economy may bring, the Portfolio will continue to seek to realize maximum long-term total return from a combination of capital appreciation and income.

Michael C. Sheridan
Richard A. Rosen
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                      MAINSTAY VP EQUITY INCOME PORTFOLIO
                      ON 7/2/01 VS S&P 500(R) INDEX(1) AND
                          THE CONSUMER PRICE INDEX(2)
[LINE CHART]

                                                 EQUITY INCOME PORTFOLIO        S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                                 -----------------------        ----------------          --------------------
7/2/01                                                  10000.00                    10000.00                    10000.00
12/31/01                                                 9897.00                     9445.00                     9966.00

                        Since Inception: -1.03% (7/2/01)

(1) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(2) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP GOVERNMENT PORTFOLIO

MARKET REVIEW
Although bonds generally outperformed stocks in 2001, domestic bond investors alternated between periods of optimism and pessimism.

Early in the year, Federal Reserve easing suggested it might be possible to engineer a rapid economic recovery, which brought an enthusiastic response from the bond markets. By June, however, investors became impatient with the lag time between interest rate cuts and economic improvements, and optimism began to wane. The September terrorist attacks reinforced the gloomy outlook, and in October, recession concerns were officially confirmed. By November, a variety of indicators suggested that the economy had possibly reached its bottom. Over the 12-month period ended December 31, 2001, the Federal Reserve lowered the targeted federal funds rate 11 times, from 6.50% to 1.75%.

Ten-year Treasury yields tended to track investor sentiment throughout the year -- rising in January, falling in February and March, and ascending to a peak in May. Treasury yields continued to drop off until early November, finally rising for the last seven weeks of the year. Despite this volatility, the yields on 10- and 30-year Treasuries at year end were virtually unchanged from their levels when 2001 began, while the yields on two-year and five-year Treasuries declined.

At the start of 2001, the yield spread between two-year and 30-year Treasuries was 50 basis points(1). This spread widened as short-term interest rates declined, then ballooned to 275 basis points after the September attacks. Following the Treasury's announcement that it would no longer offer 30-year bonds, this spread settled to 250 basis points.

PERFORMANCE REVIEW
For the 12 months ended December 31, 2001, the MainStay VP Government Portfolio returned 6.64%. The Portfolio underperformed the 6.68% return of the average Lipper(2) Variable Products General U.S. Government Portfolio and the 7.23% return of the Lehman Brothers Government Bond Index(3) for 2001.

A variety of factors affected the Portfolio's general performance over the course of the year. In February, anticipating investor dissatisfaction with declining Treasury yields, the Portfolio increased its exposure to agency securities, including Fannie Mae and Freddie Mac bonds, which, in our opinion, had become attractive as a result of an overreaction to earlier congressional remarks about government-sponsored entities. The Portfolio also invested in higher yielding double-A rated agency debt(4).

MORTGAGE-BACKED, ASSET-BACKED, AND CORPORATE SECURITIES
When interest rates began to decline early in the year, we became concerned about prepayment risk on residential mortgage-backed securities. Our early move to a neutral weighting had a negative impact in April and May. But our defensive positioning proved beneficial later, as demand increased for the types of issues we had selected -- including seasoned loans, Ginnie Maes, and bonds with 15-year maturities. In the fall, we moved to an underweighted position in mortgage-backed securities, selling into strong bids. In November, the sector softened, and we found attractive buying opportunities. By the end of the year, we had returned to an overweighted position. If interest rates rise in 2002, we believe that prepayment risk and volatility are likely to decline.

In the commercial mortgage-backed securities sector, we purchased Fannie Mae issues collateralized by loans on multi-family properties. This move was designed to reduce economic sensitivity, but failed to perform in line with our expectations. The Portfolio continues to hold the securities, as we believe they have solid potential for total return.

The Portfolio favored asset-backed securities, which performed well throughout the year. We emphasized rate reduction bonds, which were among the Portfolio's best performers. These triple-A rated securities(5) are issued by utilities in states facing deregulation. Sensing a strong reaction to California's energy problems, the Portfolio was able to identify attractively priced new issues and take profits at the end of the year when rate reduction bonds moved closer to what we considered to be their fair market value.

In August, we used a controlled and disciplined process to invest in high quality corporate bonds. We believe this sector holds tremendous potential and it contributed positively to performance in 2001.

DURATION AND YIELD-CURVE STRATEGIES
The Portfolio's duration varied from 5.1 to 5.5 years, averaging 5.3 years, which we believe, was slightly longer than the average Lipper Variable Products General U.S. Government Portfolio. The variations were largely due to the Portfolio's residential mortgage-backed securities, where duration varied with changes in Treasury yields.

Although there were opportunities to benefit from duration and yield-curve positioning during the year, they were easier to identify after the fact. When we lengthened duration in April, the market disagreed, so we closed the position in May at a loss. In hindsight, we should have held the position through November to track Treasury yields lower.

During the summer, we positioned the Portfolio for a flatter yield-curve but, after the September terrorist attacks, a flight to quality caused the yield-curve to steepen dramatically. By the time we had repositioned the Portfolio for a steepening bias, the Treasury announced that it would suspend the 30-year bond auction. Had we been able to foresee this surprise move, we would have retained our bias toward a flattening yield-curve, which would have been more profitable.

LOOKING AHEAD
Accommodative fiscal and monetary policy, a deep inventory correction, low energy prices, and other indicators all suggest that a recovery may lead to economic healing in 2002. We expect the recovery to start slowly and build momentum over time, which may create a market preference for yield and risk. To take advantage of this possibility, we have overweighted residential mortgage-backed securities, and we see potential in seasoned commercial mortgage-backed securities with minimal exposure to economically sensitive sectors.

Although the Portfolio is overweighted in agency debentures, we may sell agencies to purchase asset-backed securities in the coming months if new supply among asset-backed securities softens prices enough to create buying opportunities. We are currently maintaining a modest exposure to corporate issues, with an emphasis on infrastructure sectors, such as telecommunications, utilities, and environmental services, where we believe the market may have overestimated inherent risks.

As the new year develops, we may move to a neutral yield-curve posture, seeking to benefit from a gradual economic recovery. We may also trim duration to slightly short-of-neutral to take advantage of an anticipated rise in Treasury yields as the economy strengthens. Whatever the markets or the economy may bring, the Portfolio will continue to seek a high level of current income, consistent with safety of principal.

Gary Goodenough
Joseph Portera
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                        MAINSTAY VP GOVERNMENT PORTFOLIO
            ON 1/29/93 VS LEHMAN BROTHERS GOVERNMENT BOND INDEX AND
                          THE CONSUMER PRICE INDEX(6)
[LINE CHART]

                                                                                 LEHMAN BROTHERS
                                                  GOVERNMENT PORTFOLIO        GOVERNMENT BOND INDEX       CONSUMER PRICE INDEX
                                                  --------------------        ---------------------       --------------------
1/29/93                                                 10000.00                    10000.00                    10000.00
1993                                                    10563.00                    10914.00                    10275.00
1994                                                    10368.60                    10546.20                    10549.30
1995                                                    12102.30                    12480.40                    10785.60
1996                                                    12378.20                    12826.10                    11142.60
1997                                                    13552.00                    14056.00                    11332.00
1998                                                    14771.00                    15441.00                    11515.00
1999                                                    14514.00                    15096.00                    11823.00
2000                                                    16288.00                    17095.00                    12223.00
2001                                                    17369.00                    18198.00                    12416.00

     One Year: 6.64%     Three Years: 5.55%     Five Years: 7.01%     Since
                           Inception: 6.38% (1/29/93)

(1) A basis point is one one-hundredth of one percent, so 100 basis points equals 1.00%.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges. Past performance does not guarantee future results.
(3) The Lehman Brothers Government Bond Index is an unmanaged index comprised of U.S. Government and Agency issues as well as investment-grade fixed rate debt securities. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(4) Bonds rated AA by Standard & Poor's differ from the highest-rated issues only in small degree, and according to Standard & Poor's, the obligor's capacity to meet its commitment on the obligation is very strong. When applied to Portfolio holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Portfolio.
(5) Bonds rated AAA by Standard & Poor's have the highest quality rating, and according to Standard & Poor's, the obligor's capacity to meet its financial commitment on the obligation is extremely strong. When applied to Portfolio holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Portfolio.
(6) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

While some securities in the Portfolio may carry government backing or guaranteed payment of interest and principal, shares of the Portfolio are not guaranteed and prices will fluctuate so that when shares are sold, they may be worth more or less than their original cost.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP GROWTH EQUITY PORTFOLIO

MARKET REVIEW
The U.S. stock market faced a challenging period in 2001, with several major indices finishing the year in negative territory for the second year in a row. This marked the first two-year string of losses since the early 1970s. Small-cap value stocks were among the few equity-market sectors to provide positive results in 2001, primarily due to entering the year with favorable valuations relative to the broader U.S. equity market.

Stocks in general were negatively affected by falling corporate profits that brought an end to one of the longest economic expansions in U.S. history. In response to economic weakness, the Federal Reserve began to ease interest rates in early January. By year-end the Fed had lowered the federal funds rate 11 times -- from 6.50% to 1.75%.

As the summer came to a close and the U.S. economy was beginning to show signs of stability, the September terrorist attacks caused a major market setback. By mid-December, initial success in the war against terrorism and supportive action by the Federal Reserve helped investors regain their composure, and generally stock prices rose from their mid-September lows. While the Federal Reserve's moves to lower short-term interest rates didn't immediately reignite the economy, by year-end, they had helped improve several economic indicators. With better-than-anticipated retail sales in the fourth quarter, investors began to look forward to a stronger economy in 2002.

Consumer discretionary stocks were among the strongest performers in 2001. After disappointing results in 2000, these economically sensitive issues benefited from lower interest rates throughout 2001. The worst-performing sector for the second consecutive year was technology, which suffered from falling revenues and profits, as well as extended valuations relative to the broader market. Despite a strong fourth-quarter rally, the technology sector of the S&P 500(R) Index(1) declined 26% for 2001.

PERFORMANCE REVIEW
For the 12 months ended December 31, 2001, the MainStay VP Growth Equity Portfolio returned -17.09%. The Portfolio slightly outperformed the average Lipper(2) Variable Products Growth Portfolio, which returned -17.61% over the same period. However, it underperformed the -11.87% return of the S&P 500(R) Index for 2001.

The Portfolio's relative performance was due primarily to disappointing stock selection. In general, the Portfolio was positioned too defensively in most sectors. As a result, it lagged the S&P 500(R) Index when the Federal Reserve aggressively injected liquidity into the market in early January and again in mid-September.

STRATEGIC STYLE AND SECTOR ALLOCATION
Throughout most of 2001, the Portfolio's allocation to growth and value stocks was relatively neutral. Anticipating continued economic weakness to continue from year-end 2000 into 2001, we positioned the Portfolio defensively early in the year. Like most investors, we were surprised by the Federal Reserve's preemptive lowering of interest rates on January 3, 2001. The market reacted by selling off many of the Portfolio's strongest performers from the previous year, especially in the consumer staples and health care sectors. The timing of the Federal Reserve's cut in interest rates made it difficult for the Portfolio to move quickly into more aggressive or early cyclical stocks.

Overall, the Portfolio was prudently positioned in most of its sector allocations, but stock selection within those sectors negatively impacted performance. For instance, the Portfolio wisely underweighted technology stocks throughout most of 2001, but the Portfolio's holdings within the sector underperformed. The Portfolio was correctly overweighted in the consumer discretionary sector, but, again, stock selection within this sector was disappointing. On the positive side, both the Portfolio's overweighted position and stock selection in the industrial sector benefited performance.

By year-end 2001, the Portfolio was generally market-neutral among most sectors with the exception of industrial and financial stocks. The Portfolio continued to overweight industrial stocks, since we believed industrials were positioned for earnings improvements in a strengthening economy. We have underweighted the Portfolio in financial stocks, since we believe interest rates may be near their bottom, and rising interest rates are typically challenging for financial firms.

STRONG AND WEAK PERFORMERS
The Portfolio's top-performing stocks came from a wide array of sectors. One of the Portfolio's strongest holdings in 2001 was International Business Machines ("IBM") (+43%)(3), the world's largest computer company. IBM benefited from strong operating performance in its mainframe and computer services division. Another strong performer was USA Networks (+40%), a diversified media and electronic commerce company, which benefited by selling its cable networks at an advantageous price. Lockheed Martin (+38%), a large defense contractor, benefited from an expected increase in defense spending and from winning a large defense program bid. Fiserv (+33%), an information management company for the financial services industry, advanced by providing consistent earnings growth while other companies announced disappointments. SPX (+26%), a diversified industrial products provider, also benefited from positive earnings growth despite the difficult economic environment.

The Portfolio's best-performing stock was a new purchase, Boston Scientific (+53%). After several years of poor performance, this maker of medical-supplies was able to stabilize its financial performance, and the stock responded favorably. Another new purchase that performed well in 2001 was Concord EFS (+43%), a company that specializes in payment processing. The company is currently benefiting from the increased use of debit cards, a niche in which Concord EFS is the leading processor.

Not surprisingly, many of the Portfolio's worst-performing holdings were technology companies. Some of the Portfolio's telecommunications-equipment stocks were hit hard by slowing revenues and earnings, especially in light of their extended valuations. These stocks included Nortel Networks (-52%), ADC Telecommunications (-49%), and Comverse Technology (-50%). With limited prospects for an upturn in the near future, we sold each of these stocks in 2001. Another poor performer was Watson Pharmaceuticals (-43%), which suffered from a negative earnings disappointment and from major strategic changes within the company that were not well received. Anticipating that it would take over a year for the stock to recover, we sold the Portfolio's position.

The Portfolio managed to avoid some losses with timely sales. Our decision to sell Enron in April at $54.30 per share was particularly noteworthy. When we decided to reduce utility exposure, the first position we sold was Enron, based on its high-risk profile. By year-end, the company was bankrupt.

LOOKING AHEAD
Our outlook for U.S. stocks remains generally positive. We anticipate an improving U.S. economy, better corporate earnings, and continued low inflation in 2002. But in light of equity valuations, we are not overly optimistic. Despite two consecutive years of negative market returns, equity valuations remain at historically high levels. We have never entered an economic recovery with valuations this high at the inception of the cycle. As a result, we believe corporate earnings are likely to be the key to performance in 2002.

We have positioned the Portfolio with companies that we believe are leaders in their respective industries. We prefer names that have improved their competitive positions through superior operational strength during the current recession. To justify stock valuations in 2002, we believe companies will have to demonstrate consistently strong operating results. Given this view, we plan to closely monitor all of the Portfolio's holdings and revisit their fundamental investment thesis. No matter how the markets may move, the Portfolio will continue to seek long-term growth of capital, with income as a secondary consideration.

James Agostisi
Patricia S. Rossi
Portfolio Managers
New York Life Investment Management LLC

                            $10,000 INVESTED IN THE
                      MAINSTAY VP GROWTH EQUITY PORTFOLIO
                       ON 1/23/84 VS S&P 500(R) INDEX AND
                          THE CONSUMER PRICE INDEX(4)
[LINE CHART]

                                                 GROWTH EQUITY PORTFOLIO        S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                                 -----------------------        ----------------          --------------------
1/23/84                                                 10000.00                    10000.00                    10000.00
1984                                                     9824.00                    10755.00                    10365.00
1985                                                    12162.10                    14199.80                    10758.90
1986                                                    12648.60                    16833.90                    10877.20
1987                                                    13035.60                    17712.60                    11359.10
1988                                                    14791.50                    20691.90                    11861.10
1989                                                    18632.90                    27216.00                    12421.70
1990                                                    17535.40                    26350.60                    13171.10
1991                                                    23472.90                    34405.90                    13574.10
1992                                                    26423.50                    37051.80                    13967.80
1993                                                    30046.10                    40753.20                    14351.90
1994                                                    30406.70                    41278.90                    14735.10
1995                                                    39273.30                    56791.50                    15065.20
1996                                                    48895.20                    69829.60                    15563.80
1997                                                    61975.00                    93111.00                    15828.00
1998                                                    78454.00                   119723.00                    16083.00
1999                                                   101959.00                   144912.00                    16514.00
2000                                                    98553.00                   131725.00                    17072.00
2001                                                    81737.00                   115245.00                    17365.00

One Year: -17.09%  Three Years: 1.37%  Five Years: 10.82%  Ten Years:
13.29%  Since Inception: 12.42% (1/23/84)

(1) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.

(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges. Past performance does not guarantee future results.

(3) Unless otherwise indicated, all returns reflect performance for the 12 months ended December 31, 2001.

(4) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO

MARKET REVIEW
The high-yield bond market began 2001 on a positive note, when early Federal Reserve easing prompted investors to look for ways to improve current yields. With wide yield spreads relative to historical norms, high-yield bonds were particularly attractive and money quickly flowed into the high-yield market.

Unfortunately, the continuing sell off in the stock market caused high-yield momentum to reverse course in February and March. Telecommunications, the largest single industry in the high-yield market, was particularly hard hit, as a steady stream of operating disappointments affected Competitive Local Exchange Carriers (CLECs), long haul carriers, and data center operators, among others.

Throughout the year, the Federal Reserve moved aggressively to ease monetary policy, lowering the federal funds rate 11 times -- from 6.50% to 1.75%. Despite these moves to stabilize the slowing economy, default rates continued to rise. After the September terrorist attacks, the high-yield market gave back all of its year-to-date gains. In the fourth quarter, however, most high-yield bonds rallied as the war on terrorism progressed, encouraging economic data improved the outlook for 2002, and attractive yields and spreads in the high-yield market attracted substantial money flows.

PERFORMANCE REVIEW
For the year ended December 31, 2001, the MainStay VP High Yield Corporate Bond Portfolio returned 4.91%. The Portfolio outperformed the 1.13% return of the average Lipper(1) Variable Products High Current Yield Portfolio and underperformed the 5.80% return of the Credit Suisse First Boston (CSFB) High Yield Index(2) for the same period.

The Portfolio benefited from an underweighted position in the telecommunications sector throughout 2001. Even with the massive telecommunications sell off, we continued to see more risk than opportunity in the sector, since asset values were continuing to plummet with no likely buyers. While telecommunications bonds saw a broad-based rally in the fourth quarter, we believed the gains outpaced any fundamental improvements, and as of the end of the year, our outlook for the sector remained unchanged.

We have offset the Portfolio's underweighted position in telecommunications with an overweighted position in broadcast/media, where we have seen much better risk-adjusted market opportunity. Cable television companies tended to have strong franchise value and improving cash flow. Among our favorite holdings in this sector was Charter Communications. The Portfolio also held positions in Frontier Vision, Comcast UK, and Ono Finance. Unfortunately, during 2001, international cable credits tended to trade in line with telecommunications issues. As a result, they faced considerable pressure, which detracted from the Portfolio's performance through much of the year.

The Portfolio overweighted utilities, real estate investment trusts (REITs), cable and media, and health care bonds, while it underweighted cyclical issues, such as paper, retail, and automotive bonds. Our approach to cyclical sectors reflected our concern over the possibility of a recession. The Portfolio's underweighted position had a positive impact on performance during the first half of the year, when the pace and extent of the economic slowdown remained relatively uncertain. In the third quarter, economists confirmed that the U.S. had been in recession since March 2001.

The health care sector benefited from increased government reimbursement, which has improved revenues and earnings for many companies. Hospitals and nursing homes were among the beneficiaries, and investors were attracted to these defensive issues. Despite the economic and market uncertainties in 2001, health care issues remained relatively resilient. The Portfolio held positions in Apria Healthcare, Magellan Healthcare, Alaris Medical Systems, Medaphis, Team Health, and Harborside Healthcare. While all of these companies showed strong performance for the year, results weakened in the fourth quarter, as demand for defensive issues declined.

The Portfolio ended the year overweighted relative to its benchmark (CSFB High Yield Index) in gaming, lodging, and transportation investments. In late September, we found several bonds at depressed prices that were issued by companies with strong fundamentals. Many of the Portfolio's holdings -- including Hilton Hotels, MeriStar Hospitality, Venetian, Mandalay Resort Group, Pinnacle Entertainment, and Delta Air Lines -- rebounded strongly from their September lows, and provided positive results in the fourth quarter of 2001.

Although the Portfolio did not hold any Enron securities, other utility holdings, including AES Eastern Energy and Calpine, experienced technical pressure as the entire utility sector was impacted by the Enron bankruptcy. The media sector saw strong gains in the fourth quarter of 2001, and the Portfolio benefited from advances at Garden State Newspapers, Key3Media (the operator of COMDEX), and Quebecor (a Canadian French-language newspaper and cable company). Technology companies also participated in the fourth-quarter rally, with strong performance from Lucent Technologies and LSI Logic.

STRONG AND WEAK PERFORMERS
Among the Portfolio's strongest performers for the year were Digital Island, IPC Magazine Group, Alaris Medical, Medaphis, Efficient Networks, and Sovereign Bank. We liquidated the Portfolio's position in Digital Island when it was announced that the company would be acquired by Cable and Wireless and the bonds would be repurchased. Efficient Networks bonds benefited from a takeover by investment-grade acquirer, Siemans.

The Portfolio also had its share of disappointments. Among the weakest performing securities in the portfolio were UIH Australia, Nextel International, Cablevision, At Home, Ziff Davis Media, 360 Networks, and Pagemart Nationwide. These securities suffered from declines in their respective industries. Cablevision, an Argentinean cable company, also felt the impact of a pending default by Argentina on its Sovereign debt.

SIGNIFICANT PURCHASES AND SALES
The Portfolio purchased bonds of Alamosa Holdings, the largest Sprint PCS affiliate, early in 2001, and they proved to be among the Portfolio's top performing holdings for the year. Our Nextel International purchases, on the other hand, were among the Portfolio's worst performing securities. Following its restructuring, nursing home operator Harborside Healthcare has emerged as a solvent and stronger company. As bond holders, we received a new note as well as cash and equity in the company. Ziff Davis Media is a leader in technology and Internet magazines, but the securities we purchased in 2001 suffered when fallout in the technology sector led to declining advertising revenues.

LOOKING AHEAD
We believe the near term outlook for the high-yield bond market is generally positive. In our opinion, default rates have probably peaked and are likely to decline in 2002. More importantly, the prices of troubled credits now generally reflect their likelihood of financial restructuring, which suggests that declines from 2001 defaults may have already been priced into the market.

Economic indicators have been generally positive in recent months, but the jury is still out on how sustainable a recovery is likely to be. The Federal Reserve interest rate cuts have had a positive effect, but U.S. consumers must still cope with higher unemployment, increased personal debt, and negative wealth effects from two years of falling stock prices. It is difficult to have conviction that the economic recovery will be strong and broad-based without assurances that consumers will be able to increase demand.

We believe the high-yield market has priced in the potential for a mild recovery and should perform well, barring a protracted global recession. Whatever the markets or the economy may bring, the Portfolio will continue to seek maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation will remain a secondary objective.

Donald E. Morgan
J. Matthew Philo
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO
          ON 5/1/95 VS CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX AND
                          THE CONSUMER PRICE INDEX(3)
[LINE GRAPH]

                                               CREDIT SUISSE FIRST BOSTON   HIGH YIELD CORPORATE BOND
                                                    HIGH YIELD INDEX                PORTFOLIO             CONSUMER PRICE INDEX
                                               --------------------------   -------------------------     --------------------
5/1/95                                                  10000.00                    10000.00                    10000.00
1995                                                    11006.00                    10968.00                    10102.00
1996                                                    12894.60                    12329.00                    10436.40
1997                                                    14574.80                    13885.00                    10613.80
1998                                                    14962.00                    13966.00                    10785.00
1999                                                    14424.00                    16884.00                    11074.00
2000                                                    13721.00                    15893.00                    11448.00
2001                                                    14467.00                    16675.00                    11672.00

One Year: 4.91%       Three Years: 3.68%       Five Years: 5.28%       Since
Inception: 7.96% (5/1/95)

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges. Past performance does not guarantee future results.
(2) The Credit Suisse First Boston High Yield Index is a market-weighted index that includes publicly traded bonds rated below BBB by Standard & Poor's and Baa by Moody's. The Index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the Portfolio will not precisely match those in the Index, and so, performance of the Portfolio will differ. An investment cannot be made directly into an index.
(3) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

High yield securities ("junk bonds") are generally considered speculative because they present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater for emerging markets than in developed markets.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP INDEXED EQUITY PORTFOLIO

MARKET REVIEW
For the U.S. equity markets, 2001 was one of the most turbulent years in history. The S&P 500(R) Index,(1) the Dow Jones Industrial Average,(2) and the NASDAQ Composite Index(3) all posted losses for the second consecutive year, something investors hadn't seen since the energy crisis of 1973-1974.

The markets corrected sharply from the lofty valuations they had attained after a decade of bullish exuberance. Despite aggressive moves by the Federal Reserve to engineer a "soft landing," the slowing economy slipped into recession. Following the September terrorist attacks, stocks suffered further setbacks, dipping to levels not seen since 1998.

Despite increased uncertainty, however, the equity markets staged a strong comeback in the fourth quarter of 2001. Investors were encouraged by advances in the war on terrorism, improving economic indicators, and continued Federal Reserve easing. Lower interest rates spurred record mortgage refinancing, which made household debt more manageable and gave consumers more money to spend. As a result, retail sales came in ahead of expectations in the fourth quarter. Oil prices fell to their lowest levels in two and a half years, which reduced inflation concerns and improved discretionary income. Institutional investors and money managers also supported the fourth-quarter rally by moving out of low-yielding income securities into stocks they believed had reached attractive valuations.

Together, these forces resulted in impressive fourth-quarter gains. The S&P 500(R) Index rose 10.71%, the Dow Jones Industrial Average advanced 13.84%, and the NASDAQ Composite Index increased 30.13%, all in the last three months of 2001. Unfortunately, these improvements were not enough to overcome earlier losses.

PERFORMANCE REVIEW
For the 12 months ended December 31, 2001, the MainStay VP Indexed Equity Portfolio returned -12.11%. The Portfolio slightly outperformed the -12.22% return of the average Lipper(4) Variable Products S&P 500(R) Index Objective Portfolio over the same period. However, the Portfolio underperformed the -11.87% return of the S&P 500(R) Index over the same period. Investors should expect the Portfolio to lag the Index somewhat, since the Portfolio incurs real-world expenses that a hypothetical index does not.

STRONG PERFORMERS
Taking both total returns and weightings into account, the sector that provided the greatest positive contribution to the performance of the S&P 500(R) Index for 2001 was retail -- general merchandise (+11.39%),(5) followed by banks -- money center (+30.00%), retail -- building supply (+24.38%) and retail -- specialty (+61.33%).

On the basis of total return alone, the leading sector was retail -- specialty (+61.33%), followed by containers -- metal and glass (+53.49%) and specialty printing (+39.66%).

Taking both total returns and weightings into account, the company whose stock made the greatest positive contribution to the return of the S&P 500(R) Index was Microsoft (+52.74%), followed by International Business Machines ("IBM") (+43.00%), Bank of America (+42.73%), Dell Computer (+55.87%), and Johnson & Johnson (+14.01%).

On the basis of total return alone, the stocks of several companies had even more impressive performance. The five best-performing S&P 500(R) Index stocks for 2001 were NVIDIA (+308.35%), Office Depot (+160.21%), J.C. Penney (+154.65%), Best Buy (+151.94%), and AutoZone (+151.93%).

WEAK PERFORMERS
Measured by total return alone, the worst performing sectors in the S&P 500(R) Index were communications equipment (-63.38%), natural gas (-57.65%), and networking (-52.14%).

The company whose stock had the greatest negative impact on the Index, taking both weightings and total returns into account was Cisco Systems (-52.65%), followed by EMC (-79.37%), Oracle (-52.48%), Nortel Networks (-76.78%), and Merck (-35.94%). Measured by total return alone, the worst performing stocks in the S&P 500(R) Index over the reporting period were Providian Financial Group (-93.81%), Palm (-86.30%), Applied Micro Circuits (-84.92%), US Airways Group (-84.37%), and Corning (-83.02%).

The sector with the greatest negative impact on the performance of the Index, taking both total returns and weightings into consideration, was communications equipment (-63.38%), followed by computers -- networking (-52.14%) and electrical equipment (-20.23%).

INDEX ADJUSTMENTS
From time to time, Standard & Poor's adjusts the makeup of the Index following corporate actions, such as mergers, acquisitions, spin-offs, and similar events. In addition, Standard & Poor's may adjust the makeup of the Index to reflect its changing assessment of which businesses and industries are having a major impact on the U.S. economy. In 2001, there were 30 additions and 30 deletions from the S&P 500(R) Index, considerably fewer than the record 58 changes posted in 2000. Introduction of Real Estate Investment Trusts (REITs) to the Index was of particular interest in 2001. Perhaps the most notable deletion from the Index was Enron, which was dropped in early December 2001 after the company filed for bankruptcy and its stock price plummeted.

LOOKING AHEAD
By the end of 2001, the market was clearly anticipating an upturn in corporate profitability. It remains to be seen, however, whether this optimistic fervor will carry over into 2002. Capital investment remains sluggish, which could slow the rate of recovery -- and unemployment continues to rise, which may dampen consumer spending. We believe that unless expectations align with realities, we are likely to see further turbulence.

Whatever the markets or the economy may bring, the Portfolio will continue to seek to provide investment results that correspond to the total return performance (and reflect reinvestment of dividends) of publicly traded common stocks represented by the S&P 500(R) Index.

Jefferson C. Boyce
Stephen B. Killian
Portfolio Managers
New York Life Investment Management LLC

                            $10,000 INVESTED IN THE
                      MAINSTAY VP INDEXED EQUITY PORTFOLIO
                       ON 1/29/93 VS S&P 500(R) INDEX AND
                          THE CONSUMER PRICE INDEX(6)
[LINE CHART]

                                                INDEXED EQUITY PORTFOLIO        S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                                ------------------------        ----------------          --------------------
                                                        10000.00                    10000.00                    10000.00
1993                                                    10853.00                    11008.00                    10275.00
1994                                                    10935.50                    11149.00                    10549.30
1995                                                    14969.60                    15338.80                    10785.60
1996                                                    18325.80                    18857.50                    11142.60
1997                                                    24344.00                    25148.00                    11332.00
1998                                                    31280.00                    32336.00                    11515.00
1999                                                    37754.00                    39139.00                    11823.00
2000                                                    34236.00                    35578.00                    12223.00
2001                                                    30084.00                    31112.00                    12416.00

One Year: -12.11%     Three Years: -1.28%     Five Years: 10.42%     Since
Inception: 13.13% (1/29/93)

(1) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by New York Life Investment Management LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(2) The Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure and other service oriented firms. An investment cannot be made directly into an index.
(3) NASDAQ Composite Index is an unmanaged, market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by the total shares outstanding, is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.
(4) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges. Past performance does not guarantee future results.
(5) Unless otherwise indicated, total returns are for the year ended December 31, 2001. Differences in Index weightings explain why overall contributions to the performance of the Index do not always correlate directly with the total returns shown.
(6) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO

MARKET REVIEW
International equity markets were generally weak and volatile during 2001. Of the 22 countries in the Morgan Stanley Capital International (MSCI) EAFE Index(1), only Australia and New Zealand managed positive returns in U.S. dollar terms. Sixteen MSCI EAFE nations recorded double-digit losses, and four lost more than 25% of their U.S. dollar value in 2001.

Early in the year, Japan elected a new prime minister. Although his radical economic reforms are expected to have positive long-term effects, in the short run they are placing additional strain on an already fragile Japanese economy. Reduced technology spending in the United States has had a negative impact on most other Asian markets.

The European economy, once considered an oasis, had decelerated at a rapid pace, mirroring the global slowdown in business activity. While few sectors had been exempt from the downturn, volatility had been particularly concentrated in the stocks of telecommunications, media, and technology companies. Earnings expectations in these sectors have fallen faster than stock prices, so valuations remain stretched. Fortunately, there are some indications that expectations are beginning to rebound.

Until the United States can demonstrate clear signs of recovery, the rest of the world may be hard pressed to grow. Even if the U.S. economy improves, however, it may take time for the effects to be felt in the global economy.

PERFORMANCE REVIEW
For the year ended December 31, 2001, the MainStay VP International Equity Portfolio returned -14.02%. The Portfolio outperformed the -21.48% return of the average Lipper(2) Variable Products International Portfolio and the -21.44% return of the MSCI EAFE Index for 2001.

The Portfolio's strong relative performance was a direct result of its "bottom-up", stock-by-stock investment process, which seeks to identify attractive companies using proprietary quantitative and qualitative assessments of performance and business potential. This approach, adopted in the second quarter of 2001, replaced the Portfolio's earlier "country first" approach. In the process, the Portfolio reduced its holdings from over 250 stocks to about 70 stocks. In addition, the Portfolio took a more defensive approach, which proved beneficial in an extremely difficult market environment.

STRONG AND WEAK PERFORMERS
The best-performing stock in the Portfolio was also its largest holding -- Hong Kong Electric. This regulated Hong Kong utility company provided strong results throughout an otherwise difficult year. Diageo, a world leader in spirits and beer with operations in both developed and emerging markets, was also a strong performer.

Canon, the Japanese manufacturer of copiers, cameras, and video devices, closed the year virtually flat, but was strong relative to a Japanese stock market that declined 29.40%. Deutsche Boerse, a European diversified financial services company that offers electronic stock trading systems, also had a relatively strong performance in 2001. Several of the Portfolio's top performing securities benefited from a general flight to quality into defensive names. We continue to hold these stocks in the Portfolio.

The Portfolio saw negative results from Novartis, a pharmaceutical manufacturer and nutritional products company. Novartis stock suffered when the company failed to win regulatory approval to market its gastrointestinal medicine, Zelnorm. Although we were disappointed, we continued to hold Novartis shares, since we believed that the setback was temporary and that the stock had compelling risk/reward characteristics.

Nokia, a global telecommunications equipment manufacturer, was caught in the downdraft that affected the entire telecommunications sector. The stock detracted from the Portfolio's performance in 2001. Since we believe that Nokia is in the best position to benefit from an anticipated telecommunications recovery in about six months, we have continued to purchase shares for the Portfolio.

SECTOR AND REGIONAL WEIGHTINGS
The Portfolio's sector and regional weightings no longer result from a top-down assessment of which countries or industries show promise, but rather from individual stock selection, based on fundamental and quantitative analysis of specific companies.

As of December 31, 2001, our "bottom-up" selection process led to significantly overweighted positions in defensive sectors, such as consumer staples, pharmaceuticals, and utilities, with a slightly overweighted position in financial stocks. We have chosen to underweight telecommunications services, information technology, energy, and industrial sectors, where our stock selection process identified few attractive candidates for investment.

As a result of our stock selection strategy, we have found more compelling investment opportunities in European and Asian nations outside of Japan. At the end of the reporting period, the Portfolio was underweighted in Japanese equities.

LOOKING AHEAD
Until we see a reason to anticipate a rebound in business activity, we intend to remain overweighted in defensive sectors. At the same time, we will remain alert to opportunities to capitalize on challenged sectors, such as technology and media, if prices become correct to the point where we believe values are compelling.

Whatever the markets or the global economy may bring, the Portfolio will continue to seek to provide long-term growth of capital commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities, with current income as a secondary objective.

Rupal Bhansali
Portfolio Manager
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                   MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO
                        ON 5/1/95 VS MSCI EAFE INDEX AND
                          THE CONSUMER PRICE INDEX(3)
[LINE CHART]

                                                  INTERNATIONAL EQUITY
                                                        PORTFOLIO                MSCI EAFE INDEX          CONSUMER PRICE INDEX
                                                  --------------------           ---------------          --------------------
5/1/95                                                  10000.00                    10000.00                    10000.00
1995                                                    10696.00                    10520.00                    10102.00
1996                                                    11823.40                    11189.00                    10436.40
1997                                                    12435.00                    11388.00                    10614.00
1998                                                    15308.00                    13666.00                    10785.00
1999                                                    19604.00                    17350.00                    11074.00
2000                                                    16063.00                    14892.00                    11448.00
2001                                                    13810.00                    11667.00                    11672.00

   One Year: -14.02%     Three Years: -3.38%     Five Years: 3.15%     Since
                           Inception: 4.95% (5/1/95)

(1) Morgan Stanley Capital International Europe, Australasia, and Far East Index -- the MSCI EAFE Index -- is an unmanaged index generally considered to be representative of the international stock market. Returns assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges. Past performance does not guarantee future results.
(3) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

An investment in foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater for emerging markets than in developed markets.

The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

Due to its trading strategies, the Portfolio may experience a portfolio turnover rate of over 100%.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP MID CAP CORE PORTFOLIO

MARKET AND PORTFOLIO OVERVIEW
The MainStay VP Mid Cap Core Portfolio commenced operations on July 2, 2001. The Portfolio returned -5.86% for the period since its inception through December 31, 2001.

The markets experienced major turbulence during the second half of 2001. While the markets were on course for a rather poor performance in the third quarter, the terrorist activities of September 11th clearly erased any hopes of avoiding a prolonged downturn in the economy. Both the Dow Jones Industrial Average(1) and the NASDAQ(2) suffered steep declines.

Aggressive monetary easing by the Federal Reserve, however, as well as accelerated spending by the federal government finally alleviated some of the uncertainty and fear that tainted the markets and dampened consumer confidence. As a result, the equity markets rallied in the fourth quarter as investors were heartened by the prospects of an economic turnaround on the heels of the Federal Reserve's multiple rate cuts as well as a pending aggressive fiscal stimulus package.

Both lower interest rates as well as lower oil prices boosted consumer confidence and stimulated consumption. For example, retail sales, although growing at a slower pace than that of past years, came in ahead of expectations for the fourth quarter. Furthermore, lower interest rates spurred consumer spending as mortgage refinancing reached record levels. Lower oil prices also engendered confidence as household discretionary income increased due to lower energy bills. Institutional investors also provided support for the late year rally as many increased their equity positions as the declines experienced after September 11 presented some attractive investment opportunities.

Many investors abandoned small-cap issues in favor of the stability of large-cap holdings during the chaotic third quarter and then completely reversed strategy in the fourth quarter as they ventured back into relatively cheap small-cap stocks in search of a better return. For the second half of 2001, the Russell MidCap(R) Index(3), a barometer of mid-cap U.S. stocks, declined by 3.74% while the Russell 2000(R)(4) and Russell 1000(R) Indices(5), a gauge of small-cap and large-cap U.S. stocks, experienced returns of -4.09% and -5.81%, respectively.

Current market dynamics have certainly factored in expectations of an upturn in corporate profitability. Many caution, however, that this optimism may not carry over with the same fervor into 2002 as capital investment remains sluggish and unemployment continues to rise, ultimately dampening consumer spending. In order to sustain a recovery, however, reality must meet expectations -- or the markets may be headed for further turbulence.

ALLOCATION DECISIONS AND SECTOR SPECIFICS
The Portfolio's overweighted position in the energy sector has made the greatest positive contribution to year-to-date 2001 performance. Holding a greater number of shares of oil refining companies benefited the Portfolio greatly as this industry group came in with double digit returns in the second half of the year. The Portfolio's underweighted position within the telecommunications sector also benefited performance on a relative basis. Holding fewer shares of these long-suffering telephone companies mitigated the negative impact of this group on the Portfolio.

The Portfolio's underweighted positions within the health care and utilities sectors were the worst detractors from return for the second half of 2001. Unfavorable stock selection within the health care group, specifically within the medical products companies, hurt performance. The Portfolio's holdings did not experience the strong returns of those medical product companies held within the benchmark. Similarly, unfavorable stock selection within the utilities sector hurt performance as the Portfolio's electrical utility holdings did not fare as well as those companies held within the benchmark.

The technology sector, although neutral in terms of contribution to performance during the second half of 2001, experienced quite a roller coaster ride. The Portfolio had been defensively postured, based on our quantitative model, since the start of the third quarter of 2001. While this conservative approach served the Portfolio well in the third quarter, the Portfolio was hurt in the fourth quarter as growth-oriented sectors dominated the markets. These relatively inexpensive technology stocks came into favor as pent-up demand for more speculative issues was released.

Harvey Fram
Stephen B. Killian
Portfolio Managers
New York Life Investment Management LLC

                            $10,000 INVESTED IN THE
                       MAINSTAY VP MID CAP CORE PORTFOLIO
                      ON 7/2/01 VS S&P 500(R) INDEX(6) AND
                          THE CONSUMER PRICE INDEX(7)
[LINE CHART]

                                                 MID CAP CORE PORTFOLIO         S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                                 ----------------------         ----------------          --------------------
7/2/01                                                  10000.00                    10000.00                    10000.00
12/31/01                                                 9414.00                     9445.00                     9966.00

                        Since Inception: -5.86% (7/2/01)

(1) The Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure and other service oriented firms. An investment cannot be made directly into an index.
(2) NASDAQ Composite Index is an unmanaged, market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by the total shares outstanding, is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.
(3) Russell Mid Cap(R) Index measures the performance of the 800 smallest companies of the Russell 1000(R) Index. The Index does not reflect fees or expenses. An investment cannot be made directly into an index.
(4) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Index does not reflect fees or expenses. An investment cannot be made directly into an index.
(5) Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. The Index does not reflect fees or expenses. An investment cannot be made directly into an index.
(6) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(7) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP MID CAP GROWTH PORTFOLIO

MARKET REVIEW
Clearly, 2001 was one of the most volatile and emotionally taxing years in recent history. As for the markets, the economy continued to slow, with gross domestic product slipping into negative territory in the third quarter. Technology led the declines, but other industries quickly followed, with reduced earnings estimates, falling profit projections, and a rising tide of layoffs. The September terrorist attacks took the wind out of consumer confidence and caused stock prices in general to plummet. Fortunately, many stocks recovered somewhat in the fourth quarter of 2001.

The Federal Reserve remained active throughout the year, seeking to bolster the economy with aggressive easing moves. In 2001, the Fed trimmed the federal funds rate 11 times -- from 6.50% to 1.75%. Lower interest rates stimulated mortgage refinancing and helped many companies fortify their balance sheets.

Thanks to lower energy prices, inflation remained in check. However, as the year drew to a close, significant economic and market risks emerged. Consumer spending, which typically accounts for about two-thirds of economic growth, remained uncertain. Even though consumer sentiment had steadily rebounded since mid-September, unemployment had risen, and the number of people without jobs hit a multi-year high in December. While the layoff trend should eventually abate, consumer spending will need to remain high in order to sustain an economic recovery. Other factors affecting market uncertainty included the military campaign overseas, the terrorist threat at home, the rising conflict in the Middle East, and the pace of government spending.

PERFORMANCE REVIEW
The MainStay VP Mid Cap Growth Portfolio commenced operations on July 2, 2001. The Portfolio returned -8.43% for the period since its inception through December 31, 2001. The Portfolio's performance was largely the result of strict adherence to our disciplined investment process.

In the fourth quarter, however, our market perspective changed as the U.S. economy began to show signs of emerging from a recession and news on the war front remained upbeat. Anticipating a pickup in capital spending in 2002, we added to the Portfolio's consumer-cyclical and technology holdings, while reducing exposure to consumer staples and health care stocks. By year end, the Portfolio was overweighted in consumer cyclicals, financials, and technology relative to the Russell 2500(TM) Growth Index(1), and was evenly weighted in health care.

STRONG AND WEAK PERFORMERS
As a group, consumer cyclical stocks were the clear winner in 2001. The Portfolio initiated a position in crafts retailer Michaels Stores during the year. The stock rose sharply along with other specialty discount retailers, including Bed Bath and Beyond and AutoZone, as consumers continued to spend money on home goods and automotive parts and accessories. Casino gaming-systems manufacturer International Game Technology showed strong performance during the year. The Portfolio also benefited from new positions in KB Homes and Lennar, two home-building companies that profited from a resilient residential housing market.

Financial stocks had mixed results but made a net positive contribution to the Portfolio's performance. Poor results at regional banking companies Synovus Financial and Zion Bancorporation were more than offset by solid gains at Affiliated Managers Group, an asset-management holding company, and Heller Financial, a commercial financial products and services provider. In October 2001, Heller Financial was acquired by General Electric at a significant premium.

Technology stocks were the largest detractors from the Portfolio's overall performance. During the year, the Portfolio profited from NVIDIA, a developer of 3D graphics processors; Advent Software, a provider of client/server software; and Integrated Circuit Systems, a manufacturer of semiconductor components. Unfortunately, these gains were overshadowed by weakness in the Portfolio's other technology holdings, most notably Agile Software, a provider of supply-chain management solutions, and Vitesse Semiconductor, a marketer of digital high-bandwidth communications equipment. The Portfolio added to its positions in NVIDIA and Genesis Microchip after their prices dipped in mid-September, and the additional exposure had a positive impact on performance through the end of the year.

Health care stocks also detracted from the Portfolio's performance. The biggest losses occurred in the fourth quarter, when investors began to anticipate an economic rebound and rotated out of defensive stocks into more cyclical sectors. The Portfolio's biggest casualties in the sector rotation were Abgenix and Celgene, two biotechnology holdings that were sold to put the assets to more productive use.

With collapsing oil and gas prices, the energy sector also hurt the Portfolio's performance. Oil and gas drillers National Oilwell, Newfield Exploration, Price International, and ENSCO International all experienced sharp declines. Since we saw no clear signs of improvement in the near future, we sold each of these positions and redeployed the assets elsewhere. Overall, the Portfolio's sales of energy stocks had a positive impact on performance.

LOOKING AHEAD
We anticipate a generally positive, but highly volatile investment environment for growth stocks in 2002. Judging from the recovery in the key market averages since mid-September, it appears that investors have been willing to look beyond the valley to the pending economic rebound. If the recovery shows staying power and the news on the war front remains encouraging, we believe market sentiment may show further improvement.

Even so, we remain cautious, particularly since the consumers' resilience remains in doubt as long as corporate layoffs continue. In a market that has been characterized by extreme volatility, our disciplined investment process continues to stress a diversified portfolio of mid-cap stocks, with a focus on the health care, technology, consumer, and financial issues. Whatever the markets or the economy may bring, the Portfolio will continue to seek long-term growth of capital.

Rudolph C. Carryl
Edmund C. Spelman
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                      MAINSTAY VP MID CAP GROWTH PORTFOLIO
                      ON 7/2/01 VS S&P 500(R) INDEX(2) AND
                          THE CONSUMER PRICE INDEX(3)
[LINE CHART]

                                                MID CAP GROWTH PORTFOLIO        S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                                ------------------------        ----------------          --------------------
7/2/01                                                  10000.00                    10000.00                    10000.00
12/31/01                                                 9157.00                     9445.00                     9966.00

                        Since Inception: -8.43% (7/2/01)

(1) The Russell 2500(R) Growth Index measures the performance of those Russell 2500(TM) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500(TM) measures the performance of the 2,500 smallest companies in the Russell 3000(R) Index. The Index does not reflect fees or expenses. An investment cannot be made directly into an index.
(2) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(3) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP SMALL CAP GROWTH PORTFOLIO

MARKET REVIEW
The equity markets were extremely volatile in 2001. Following a sharp decline in the first quarter, equities staged a significant spring rally. During the summer, however, earnings warnings and layoffs made it increasingly evident that the economy had slipped into a recession, and stock prices resumed their decline.

The terrorist attacks in September led to a massive equity sell-off as investors adjusted to new levels of market uncertainty. Despite economic concerns over the possibility of further terrorist activity, the equity markets rallied strongly in the fourth quarter, consumer confidence rebounded, and evidence began to emerge that the recession was close to an end.

For the second year in a row, value stocks significantly outperformed growth equities, and small-cap stocks outperformed their larger-capitalization counterparts.

PERFORMANCE REVIEW
The MainStay VP Small Cap Growth Portfolio commenced operations on July 2, 2001. Performance from the Portfolio's inception to the year ending December 31, 2001 was -4.52%.

Stock selection in the technology, health care, and consumer sectors had an adverse effect on the Portfolio's results. On the positive side, the Portfolio benefited from its overweighted position in consumer staples and financial stocks and its underweighted position in the energy sector.

TECHNOLOGY
The technology sector was the largest detractor from the Portfolio's performance. Suppliers to the telecommunications market, such as Stratos Lightwave, EMCORE, and Digital Lightwave, were particularly hard hit. The Portfolio sold all three of these holdings when it became apparent that the decline in telecommunications spending would be greater than anticipated. Corporate spending cutbacks on supply-chain software resulted in earnings disappointments for Manugistics and EXE Technologies, and the Portfolio sold its holdings in both of these companies.

Despite the overall weakness in the technology sector, component suppliers Zoran and Merix were among the Portfolio's top performers for the year. With purchases at close to book value, the Portfolio benefited when stock prices recovered.

Technology was the Portfolio's best performing sector in the fourth quarter. After seeing prices decline over the first nine months of the year, we found many small-cap technology names attractive, and overweighted the sector in the last three months of the year. We concentrated the Portfolio's purchases in a number of specialty semiconductor-related companies, including Cabot Microelectronics, Integrated Circuit Systems, and Rudolph Technologies. Anticipating a rebound in technology spending, we also invested in software companies Retek and JDA Software. The Portfolio also purchased Genesis Microchip, a supplier to the fast growing, flat panel display market. All of these additions contributed positively to the Portfolio's performance.

HEALTH CARE
Health care was the second worst performing sector for the year. The underperformance occurred almost entirely in the fourth quarter. Although the Portfolio's more defensive health services holdings had held up well earlier in the year, many corrected sharply when investors rotated into more cyclical areas. RehabCare Group, a rehabilitation and staffing company, experienced significant problems executing its business plan. LifePoint Hospitals, a rural hospital management company, also detracted from the Portfolio's performance. PRAECIS Pharmaceuticals and Titan Pharmaceuticals, were two biotechnology companies that experienced disappointing results in their key drug trials. Each of these holdings was sold during the year.

On a more positive note, the Portfolio's top-performing stock for the year was AdvancePCS, a pharmacy benefit management company that experienced strong earnings growth. We still hold AdvancePCS but sold a small portion of the Portfolio's position with a positive impact on performance. We reduced our exposure to health care stocks in the fourth quarter, using the proceeds to purchase issues with greater economic sensitivity.

CONSUMER-RELATED SECTORS
The Portfolio was hurt by several specialty-retail and apparel stocks, including Linens 'n Things, Cost Plus, and Gildan Activewear. Earnings growth at all three companies suffered in a recessionary environment. The Portfolio continues to hold Linens 'n Things, but has sold Cost Plus and Gildan Activewear on concerns about infrastructure and competitive positioning. Profit Recovery Group, a service supplier to the retail industry, also faced earnings difficulties and we sold the Portfolio's position during the reporting period.

Other retail stocks had better results. Consumer electronics retailer Tweeter Entertainment and crafts retailer Michaels Stores were both strong performers in 2001. During the fourth quarter, the Portfolio moved to an overweighted position in consumer cyclicals by adding several new retailers -- including Williams-Sonoma and Talbots -- at what we believed to be attractive valuation levels.

Despite recessionary pressures, earnings in the consumer staples sector held up well. Distribution companies, including Patterson Dental and AmerisourceBergen showed strong relative performance, as did two specialty restaurant chains, Panera Bread Company and P.F. Chang's China Bistro. The Portfolio sold its position in AmerisourceBergen due to the company's large market capitalization, but has continued to hold the other stocks in its portfolio.

FINANCIAL AND OTHER HOLDINGS
Financial stocks also contributed positively to the Portfolio's performance for the year. The Portfolio's largest holding as of December 31, 2001, was Affiliated Managers Group, an investment management company that recorded substantial gains during 2001. The Portfolio sold a portion of its position at a profit during the year. The Portfolio also sold the majority of its position in New York Community Bancorp, a regional thrift, at a considerable gain. In addition, we sold the Portfolio's position in auto lender AmeriCredit at a gain. During the fourth quarter, we reduced the Portfolio's exposure to the financial sector by cutting back on bank holdings that, in our opinion, had already reflected the advantages of lower interest rates.

The Portfolio also benefited from two takeovers in 2001, recording gains from the separate acquisitions of Citadel Communications and energy company Louis Dreyfus.

LOOKING AHEAD
We believe that the combination of low interest rates, low inflation, low energy prices, and lower taxes combined with some inventory rebuilding, may lead to improved economic growth in the year ahead. Accordingly, we have positioned the Portfolio to benefit from a recovery, emphasizing more cyclical consumer and technology stocks over defensive health care and financial issues. Small-cap stocks typically perform well coming out of a recession, and we continue to focus on well managed companies with strong growth prospects.

Whatever the markets or the economy may bring, the Portfolio will continue to seek long-term capital appreciation by investing primarily in securities of small-cap companies.

Rudolph C. Carryl
Edmund C. Spelman
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                     MAINSTAY VP SMALL CAP GROWTH PORTFOLIO
                      ON 7/2/01 VS S&P 500(R) INDEX(1) AND
                          THE CONSUMER PRICE INDEX(2)
[LINE CHART]

                                               SMALL CAP GROWTH PORTFOLIO       S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                               --------------------------       ----------------          --------------------
7/2/01                                                  10000.00                    10000.00                    10000.00
12/31/01                                                 9548.00                     9445.00                     9966.00

                        Since Inception: -4.52% (7/2/01)

(1) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(2) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Stocks of small companies may be subject to higher price volatility, significantly lower trading volumes and greater spreads between bid and asked prices, than stocks of larger companies. Small companies may be more vulnerable to adverse business or market developments than mid- or large-capitalization companies.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP TOTAL RETURN PORTFOLIO

MARKET REVIEW
Stocks and bonds moved in opposite directions in 2001, underscoring the value diversification may bring. Early in the year, weakness in the technology sector began to spread to other industries. As the economy slowed and demand decreased, corporations began to adjust their earnings and profit projections downward. By the third quarter, gross domestic product had slipped into negative territory, and it became evident that the economy had been in a recession since March.

The September terrorist attacks hastened the stock market's downturn and brought many businesses to a near standstill. Investors gradually recovered their composure, and the equity markets staged a broad rally in the fourth quarter of 2001. Throughout most of the year, value stocks outperformed growth stocks by a wide margin.

The Federal Reserve started easing the monetary supply on January 3, 2001. This was the first of 11 successive moves to revive the economy that reduced the federal funds rate from 6.50% to 1.75%, its lowest level in several decades.

Bond investors alternated between periods of optimism and pessimism. 10-year Treasury yields tended to track investor sentiments -- rising in January, falling in February and March, and ascending to a peak in May. Treasury yields continued to drop off until early November, finally rising for the last seven weeks of the year. Despite this volatility, at year-end the yields on 10- and 30-year Treasuries were close to where they started the year, while the yields on two-year and five-year Treasuries had declined.

Yield spreads also saw wide variations, with the difference between two-year and 30-year Treasury yields ballooning from 50 basis points(1) at the beginning of the year to 275 basis points after the September attacks. Following the Treasury's announcement that it would no longer offer 30-year bonds, this spread settled to 250 basis points. Overall, bonds had a positive year, while equity results were negative.

PERFORMANCE REVIEW
For the 12 months ended December 31, 2001, the MainStay VP Total Return Portfolio returned -10.69%. The Portfolio underperformed the -2.87% return of the average Lipper(2) Variable Products Balanced Portfolio and slightly outperformed the -11.87% return of the S&P 500(R) Index(3) for the same period.

The Portfolio's underperformance resulted largely from our efforts to position the equity portion of the portfolio defensively. Unfortunately, some of the sectors we chose failed to perform as anticipated. Although the Portfolio's high-yield bond holdings had positive returns, they underperformed other bond sectors during the reporting period.

EQUITY STRATEGIES
In the equity portion of the Portfolio's holdings, our decision to reduce technology exposure early in 2001 helped the Portfolio's relative performance, as the sector experienced widespread declines through much of the year. Microsoft, a weak performer in 2000, was one of the Portfolio's strongest equity holdings in 2001. The stock gained 53% for the year. Unfortunately, our decision to hold onto other technology leaders, including Sun Microsystems, Oracle, EMC, and Cisco Systems, all detracted from the Portfolio's performance. EMC and Cisco Systems were among the Portfolio's worst performing equity holdings for the year. Corning also suffered when telecommunications spending dried up and demand for fiber-optic cable slowed. We sold the stock at a substantial loss and it continued to decline through the end of the year.

By the fourth quarter, we realized that many technology stocks had been oversold and began increasing the Portfolio's technology exposure. New positions in IBM, Electronic Data Systems, and SunGard Data Systems made positive contributions to the performance of the equity portion of the Portfolio's holdings. As of December 31, 2001, the Portfolio had no equity exposure to telecommunications services, which proved beneficial in a difficult year for most telecommunications-related stocks.

In the equity portion of the Portfolio, a defensive position in consumer staples underperformed our expectations in 2001, but an overweighted position in consumer cyclicals helped performance throughout the year. Home-products retailer Bed Bath & Beyond was one of the Portfolio's best performing equity holdings, as positive earnings surprises helped the stock advance 52% for the year. Harley-Davidson, another top performer, reached record sales and earnings as its stock rose 37% for the year. Kohl's, a discount retailer faced declines in the spring and fall, but a strong recovery in the fourth quarter helped the stock advance 16% for the year.

The Portfolio added to its consumer cyclical weighting during the year by establishing equity positions in Best Buy, Cendant, Lowe's, and Target -- each of which contributed positively to performance.

Although defensive stocks typically do well in difficult markets, our decision to increase the Portfolio's utility and health care stocks early in 2001 failed to produce the desired results. We later sold all of the Portfolio's utility holdings, including AES, El Paso, Calpine, and Enron, before the West Coast's energy problems sent the sector into a steep decline. Although the sales detracted from the Portfolio's equity performance, they helped the Portfolio avoid Enron's catastrophic price decline.

Health care stocks also had a negative overall impact on the equity portion of the Portfolio in 2001, as weak earnings caused drug companies to underperform and competitive issues took a toll on medical device manufacturers. Baxter International was a notable exception. The company, a leader in blood-related equipment and supplies, provided solid operating results, and its stock appreciated 22% for the year.

During 2001, we reduced the Portfolio's equity exposure to slower growth pharmaceutical companies and added drug companies with faster growth profiles, as well as health services companies and biotechnology names. The net effect of our health care stock sales was positive. Among new equity purchases, Abbott Labs, Genzyme, and UnitedHealth Group had a positive impact on performance, while HCA, Cardinal Health, and Pfizer detracted from the Portfolio's equity results.

During the year, the Portfolio shifted its mix of financial stocks by adding Bank of America, FleetBoston Financial and Fannie Mae. We eliminated equity positions in Mellon Financial, Providian Financial, and Goldman Sachs Group. Most of the Portfolio's adjustments in the financial sector had a positive impact on performance.

We added to the Portfolio's capital goods holdings by establishing positions in General Dynamics and Illinois Tool Works, with a neutral to positive impact on performance. We sold CVS, Kimberly-Clark, and Walt Disney due to inconsistent results or fundamental weakness. As part of its defensive strategy, the equity portion of the Portfolio's holdings held a 10% cash position in early September. After the terrorist attacks, we had cash to invest at a low point in the year, which helped the equity portion of the Portfolio outperform the market in the fourth quarter.

BOND STRATEGIES
A variety of factors affected the general performance of the income portion of the Portfolio in 2001. In February, anticipating investor dissatisfaction with declining Treasury yields, the Portfolio increased its exposure to agency securities, including Fannie Mae and Freddie Mac bonds, which, in our opinion, had become attractive as a result of an overreaction to earlier congressional remarks about government-sponsored entities. The Portfolio also invested in higher-yielding double-A rated(4) agency debt, which had a positive impact on performance.

When interest rates began to decline early in the year, we became concerned about prepayment risk on residential mortgage-backed securities. Our early move to a neutral weighting had a negative impact in April and May. But our defensive positioning proved beneficial later, as demand increased for the types of issues we had selected -- including seasoned loans, Ginnie Maes, and bonds with 15-year maturities. In the fall, we moved to an underweighted position in mortgage-backed securities, selling into strong bids. In November, the sector softened, and we found attractive buying opportunities. By the end of the year, we had returned to an overweighted position. If interest rates rise in 2002, we believe that prepayment risk and volatility are likely to decline.

In the commercial mortgage-backed securities sector, we purchased Fannie Mae issues collateralized by loans on multi-family properties. This move was designed to reduce economic sensitivity, but failed to perform in line with our expectations. The Portfolio continues to hold the securities, as we believe they have solid total return potential.

The Portfolio favored asset-backed securities, which performed well throughout the year. We emphasized rate-reduction bonds, which were among the Portfolio's best performers. These triple-A rated(5) securities are issued by utilities in states facing deregulation. Sensing a strong reaction to California's energy problems, the Portfolio was able to identify attractively priced new issues and take profits at the end of the year when rate-reduction bonds moved closer to what we considered to be their fair market value.

The income portion of the Portfolio's holdings increased its exposure to corporate bonds over the course of the year, more than doubling its allocation to this sector from the beginning of the year. We have identified what we believe to be attractive opportunities in independent power company, telecommunications, and environmental services bonds.

Overall, we believe the bond portion of the Portfolio is widely diversified to prevent setbacks in any one sector from having a major impact on performance. Since high-grade corporate bonds were among the best performing asset classes in 2001, the increased allocation to this sector was beneficial for the Portfolio's performance. High-yield bonds in the Portfolio tended to underperform high grade issues.

Although there were opportunities to benefit from duration and yield curve positioning during the year, they were easier to identify after the fact. When we lengthened duration in April, the market disagreed, so we closed the position in May at a loss. In hindsight, we should have held the position through November to track Treasury yields lower.

During the summer, we positioned the Portfolio for a flatter yield curve, but after the September terrorist attacks, a flight to quality caused the yield curve to steepen dramatically. By the time we had repositioned the Portfolio for a steepening bias, the Treasury announced that it would suspend the 30-year bond auction. Had we been able to foresee this surprise move, we would have retained our bias toward a flattening yield curve, which would have been more profitable.

LOOKING AHEAD
We anticipate a positive investment environment for both stocks and bonds in 2002, but any advances will depend on a number of factors. An ideal scenario would include favorable economic news, stronger corporate earnings, positive developments in the war on terrorism, accommodative Federal Reserve policies, and a fiscal stimulus package from Congress.

If this combination fails to materialize, we see reasons for caution. Since current valuations in the stock market remain high relative to earnings expectations, we believe stocks are still vulnerable to negative surprises.

We also believe that any economic recovery is likely to start slowly and build momentum over time. As a result, we anticipate that the bond markets may express a preference for yield and risk. To take advantage of this possibility, we have increased exposure to corporate bonds. We have also overweighted residential mortgage-backed securities, and we see potential in seasoned commercial mortgage-backed securities with minimal exposure to economically sensitive sectors.

As the new year develops, we may move to a neutral yield curve posture, seeking to benefit from a gradual economic recovery. We may also trim duration to slightly short-of-neutral to take advantage of an anticipated rise in Treasury yields as the economy strengthens. Whatever the markets or the economy may bring, the Portfolio will continue to seek to realize current income consistent with reasonable opportunity for future growth of capital and income.

Rudolph C. Carryl
Edmund C. Spelman
Gary Goodenough
Christopher Harms
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                       MAINSTAY VP TOTAL RETURN PORTFOLIO
                       ON 1/29/93 VS S&P 500(R) INDEX AND
                          THE CONSUMER PRICE INDEX(6)
[LINE CHART]

                                                 TOTAL RETURN PORTFOLIO         S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                                 ----------------------         ----------------          --------------------
1/29/93                                                 10000.00                    10000.00                    10000.00
1993                                                    11504.00                    11007.00                    10275.00
1994                                                    11045.00                    11149.00                    10549.30
1995                                                    14174.00                    15338.80                    10785.60
1996                                                    15886.30                    18857.50                    11142.60
1997                                                    18712.00                    25148.00                    11332.00
1998                                                    23789.00                    32336.00                    11515.00
1999                                                    27838.00                    39139.00                    11823.00
2000                                                    26624.00                    35578.00                    12223.00
2001                                                    23778.00                    31112.00                    12416.00

One Year: -10.69%    Three Years: -0.02%    Five Years: 8.40%   Since Inception:
10.19% (1/29/93)

(1) A basis point is one one-hundredth of one percent, so 100 points equals
    1.00%.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges. Past performance does not guarantee future results.
(3) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(4) Bonds rated AA by Standard & Poor's differ from the highest-rated issues only in small degree, and according to Standard & Poor's, the obligor's capacity to meet its commitment on the obligation is very strong. When applied to Portfolio holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Portfolio.
(5) Bonds rated AAA by Standard & Poor's have the highest quality rating, and according to Standard & Poor's, the obligor's capacity to meet its financial commitment on the obligation is extremely strong. When applied to Portfolio holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Portfolio.
(6) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies

MAINSTAY VP VALUE PORTFOLIO

MARKET REVIEW
The year 2001 proved to be one of the most volatile in the history of equity markets. Many companies in the technology and communications services sectors suffered severe price corrections. As other sectors began to falter, reasons for the difficulties began to emerge.

After stellar growth in the previous two years, the economy experienced a dramatic slowdown in the first half of 2001. While equity investors wrestled with concerns over a possible recession, the Federal Reserve was taking aggressive actions to engineer a soft landing. In 2001, the Fed lowered the targeted federal funds rate 11 times -- for a total reduction of 4.75%.

Despite these efforts, gross domestic product slipped into negative territory in the third quarter, and the market's recession fears were confirmed. Many corporations continued to lay off workers and revise their profit and earnings projections downward. As demand declined, many companies suffered from excess capacity they had created in an unprecedented build-up in previous years.

Any hopes for a quick economic turnaround were quickly dashed in mid-September, when terrorists attacked the Pentagon and the World Trade Center. The U.S. stock market closed for several days, then reopened to its worst weekly loss since the Great Depression. Although stocks in general have recovered from their September lows, major stock indices closed the year with substantial losses. Fortunately by year-end, aggressive Federal Reserve easing, successes in the war on terrorism, and improvements in consumer confidence were helping investors focus on the possibility of an economic turnaround in 2002.

PERFORMANCE REVIEW
For the year ended December 31, 2001, the MainStay VP Value Portfolio returned 0.40%. The Portfolio outperformed the average Lipper(1) Variable Products Growth and Income Portfolio, which returned -7.19% and the -5.59% return of the Russell 1000(R) Value Index(2) over the same period.

The Portfolio's strong relative performance was largely a result of our disciplined "bottom-up" stock selection process. Although sector allocation had a neutral impact on performance, the Portfolio held individual stocks that outperformed in the energy, communications services, capital goods, and health care sectors.

STRONG AND WEAK PERFORMERS
American Standard, a multi-industry manufacturing company, was one of the strongest contributors to the Portfolio's performance in 2001. The stock rose 38% for the 12-month period ended December 31, 2001, boosted by new management's restructuring efforts. We continue to hold the stock in the Portfolio. Tosco was also a positive contributor, even though the Portfolio only held the stock for a relatively short time. Tosco, a major refiner and marketer of petroleum products in the U.S., agreed to be acquired by Phillips Petroleum. We sold the Portfolio's position in Tosco shares when they hit our price target in February.

The Portfolio also benefited by owning shares of Sears, Roebuck. In 2001, the retailer began to benefit from the new management's restructuring plan, which included closing stores, reducing business lines, and containing costs. The company's credit card portfolio outperformed expectations and also contributed positively to the stock's 37% advance in 2001. The Portfolio continues to hold Sears, Roebuck shares.

Technology stocks were both a blessing and a curse in 2001, but overall, the technology holdings added value to the Portfolio. We held shares of Apple Computer from the beginning of the year. When they hit our price target in April, we sold a portion of the Portfolio's position at a profit. We purchased additional shares in September. The balance of the Portfolio's Apple Computer shares were sold in November, also at a substantial gain.

Computer Sciences was another strong technology holding. We initiated a position in the stock in March, after the company lowered earnings-per-share and revenue guidance. In the following months, the company's strong competitive position in information services began to attract investor interest, and the shares rose from their depressed levels. We sold a portion of the Portfolio's holdings in the stock in November at a gain. The Portfolio's experience with Gateway was not as fortunate. The PC manufacturer dropped 55% in 2001 as computer sales slowed. The Portfolio continues to hold the shares, anticipating a positive reaction to the company's recent restructuring efforts.

Poor results in the cellular-phone market and telecommunications-related industries drove the shares of Motorola down 26% in 2001. We continue to hold the shares, which we believe are poised for recovery. El Paso dropped 38% due to falling energy prices, ongoing supply issues, and concerns over the Enron debacle. Despite the declines, the Portfolio continues to hold the shares because we believe El Paso's asset-based business model will prove successful going forward, which may bode well for the shares in 2002.

SECTOR WEIGHTINGS
As of December 31, 2001, the Portfolio's "bottom-up" stock selection process resulted in overweighted positions in technology, energy, basic materials, capital goods, and communications services. The Portfolio was underweighted in consumer cyclicals, health care, financials, transportation, and utilities.

We believe an economic recovery will benefit many of the Portfolio's cyclical holdings in the capital goods and basic materials sectors. In the wake of the severe technology correction, we have identified a number of attractive stocks that have met our value criteria for the first time in many years. Concerns over the possibility of rising interest rates and deteriorating credit quality have led us to underweight financial stocks. At year-end, we believed that many companies in the health care sector were overvalued -- and that many retail-oriented consumer cyclical stocks were overpriced, given our outlook for consumer spending.

LOOKING AHEAD
We believe that many stocks may have prematurely discounted a robust economic recovery in 2002. As a result, we remain somewhat defensive for the short term. While we are cautiously optimistic that Federal Reserve easing may help stabilize economic activity, we doubt that all sectors will react in the same way. In particular, structural issues may prevent some sectors from taking immediate advantage of available liquidity, which could slow their recovery process. We also see high corporate and consumer debt levels as potential challenges to a swift recovery.

Whatever the markets or the economy may bring, the Portfolio will continue to seek to realize maximum long-term total return from a combination of capital growth and income.

Richard A. Rosen
Portfolio Manager
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                          MAINSTAY VP VALUE PORTFOLIO
                        ON 5/1/95 VS S&P 500(R) INDEX(3)
                        AND THE CONSUMER PRICE INDEX(4)
[LINE CHART]

                                                     VALUE PORTFOLIO            S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                                     ---------------            ----------------          --------------------
                                                        10000.00                    10000.00                    10000.00
1995                                                    11676.00                    12179.00                    12102.00
1996                                                    14387.20                    14972.90                    10436.40
1997                                                    17680.00                    19968.00                    10614.00
1998                                                    16948.00                    25675.00                    10785.00
1999                                                    18440.00                    31077.00                    11074.00
2000                                                    20817.00                    28249.00                    11448.00
2001                                                    20902.00                    24897.00                    11672.00

     One Year: 0.40%     Three Years: 7.24%     Five Years: 7.76%     Since
                           Inception: 11.67% (5/1/95)

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges. Past performance does not guarantee future results.
(2) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect fees or expenses. An investment cannot be made directly into an index.
(3) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index.
    considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(4) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP AMERICAN CENTURY INCOME & GROWTH PORTFOLIO(1)

MARKET ENVIRONMENT
The biggest economic expansion in the post-World War II era ended when the economy contracted in the latter half of 2001. As demand weakened, most businesses sold off inventories, cut jobs, and slashed spending. Then, economic activity virtually stopped in the days after the September 11th attacks. The manufacturing sector extended its slump, while unemployment rose to 5.8% in December (a six-year high).

As the foreboding economic data rolled in, the Federal Reserve cut overnight lending rates eleven times during the year to a forty-year low, while Congress cut taxes and debated a stimulus bill. The Fed's rate cuts helped push mortgage rates to 30-year lows, causing a record wave of mortgage refinancing.

Lower mortgage rates kept the housing market afloat, while cheaper oil helped consumer spending. Inflation was tame thanks to low commodity prices and tempered wage gains. Worries about inflation faded into talk of deflation, as companies froze salaries and slashed prices to stimulate demand.

The U.S. stock market's performance reflected one of the worst corporate profit slumps in history. Stock prices fell with corporate earnings for most of the year, pulling stocks down to three-year lows in September. Since then, stock prices have bounced back despite continued profit shortfalls, as improving economic data made investors hopeful for an earnings rebound in 2002.

PERFORMANCE
For the 12-month period ended December 31, 2001, the MainStay VP American Century Income & Growth Portfolio produced a total return of -8.50%. The Portfolio outperformed its benchmark, the S&P 500(R) Index(2), which returned -11.87% for the same period. Stock selection in energy and financial shares enhanced the Portfolio's performance, while the Portfolio's risk controls helped it stay in balance with the S&P 500(R) Index.

STRATEGY REVIEW
During the year 2001, the Portfolio held its value better than the S&P 500(R) Index. Many aspects of the Portfolio's structure helped: the Portfolio's value orientation, its focus on dividend-paying stocks and stocks with slightly lower volatility are all good factors in a down market. About a fifth of the Portfolio was invested in medium-sized companies, which also helped as mid-cap stocks generally outperformed large-caps. Stock selection was strongest among energy, financial, and technology stocks, which account for about half of the S&P 500(R) Index's total market capitalization. Looking at individual stocks, the Portfolio held overweightings in the strongest performers across a wide array of industries -- companies like Sears, Roebuck, Ultramar Diamond Shamrock, Bank of America, and Johnson & Johnson. Avoiding Enron for most of the year was a plus, as its shares plummeted when the company filed the biggest bankruptcy in U.S. history.

OUTLOOK
To be sure, currently there is a lot of economic stimulus in the pipeline -- rate cuts, record mortgage refinancing activity, and multi-billion dollar government spending packages. The market will watch the economy closely to see if all of this stimulus causes a swift economic rebound sometime next year. Of course, international events, weakness in corporate profits, and slower consumer and business spending could continue to drag on the economy. Recently, the economic data has taken a better tone, as some signs of economic stability are emerging.

We will continue to focus on building the Portfolio based on the analysis of individual companies. We will adhere to the Portfolio's structured, disciplined process instead of selecting securities based on the uncertain economic environment.

Kurt Borgwardt
John Schneidwind
Portfolio Managers
American Century Investment Management, Inc.

                            $10,000 INVESTED IN THE
             MAINSTAY VP AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                       ON 5/1/98 VS S&P 500(R) INDEX AND
                          THE CONSUMER PRICE INDEX(3)
[LINE CHART]

                                                 AMERICAN CENTURY INCOME
                                                    & GROWTH PORFOLIO           S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                                 -----------------------        ----------------          --------------------
                                                        10000.00                    10000.00                    10000.00
1998                                                    10960.00                    11171.00                    10084.00
1999                                                    12888.00                    13521.00                    10388.00
2000                                                    11505.00                    12291.00                    10739.00
2001                                                    10527.00                    10832.00                    10917.00

  One Year: -8.50%     Three Years: -1.34%     Since Inception: 1.41% (5/1/98)

(1) The MainStay VP American Century Income & Growth Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. American Century Investment Management, Inc. serves as sub-adviser to this Portfolio.
(2) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(3) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP DREYFUS LARGE COMPANY VALUE PORTFOLIO(1)

MARKET & PORTFOLIO OVERVIEW
The broad-based benchmark for the Portfolio changed in the fourth quarter from the Russell 1000(R) Value Index(2) to the S&P/Barra Value Index(3). The change in benchmarks took place because we feel the new benchmark more closely reflects the market sectors in which the Portfolio will be investing. For the 12-month period ended December 31, 2001, the MainStay VP Dreyfus Large Company Value Portfolio produced a total return of -4.51%, compared to -11.71% for the S&P/Barra Value Index, its current benchmark and -5.59% for the Russell 1000(R) Value Index for the same period.

We attribute the market's and Portfolio's negative returns to a weakening economy, lower corporate profits and negative investor sentiment. However, the Portfolio outperformed its benchmark primarily because we decided, at a critical time during the year, to shift away from companies such as manufacturers of food and personal care products whose earnings are relatively insensitive to changes in the economy. Particularly helpful was our shift in strategy after the September 11 terrorist attacks, when we purchased economically sensitive stocks we expected to do well in an improving business climate.

PORTFOLIO MANAGEMENT DECISIONS
The Portfolio invests primarily in large-cap companies that are considered undervalued based on traditional measures, such as price-to-earnings ratios. In choosing stocks, we use a "bottom-up" stock selection approach, focusing on individual companies, rather than a "top-down" approach that forecasts market trends. We also focus on a company's relative value, financial strength, sales and earnings momentum and likely catalysts that could ignite the stock price.

Although the Portfolio outperformed its benchmark, absolute returns were negative, reflecting the stock market's continued struggle against the dual headwinds of recession and weak corporate profits. After many years in which stock market gains were in the double-digit range, investors were faced with the second year in a row of losses for most major stock market indices.

In such an environment, value investing generally outperformed the growth style, although growth reasserted itself in the fourth quarter as investors began to see beyond the recession. Because value-oriented companies offer modest earnings and relatively low stock prices, they don't typically fall during downturns as much as growth companies, where investors have much higher expectations.

SECTOR WEIGHTING CHANGES
Value stocks can be found in any industry, indeed, the Portfolio's top-performing groups during 2001 were consumer services, health care and technology. In consumer services, retailers such as Sears, Roebuck and Federated Department Stores were strong contributors to performance, not because of any help from the economy, but because of excellent management and a continued focus on improving profitability. In health care, Guidant, a manufacturer of cardiovascular supplies, and Johnson & Johnson, a maker of medical products and pharmaceuticals, led the way as health care remained one of the few profitable industries for the period. In technology, International Business Machines continued to post strong earnings, while Micron Technology weathered the downturn in the semiconductor industry better than expected, showing that value can also be found in traditional growth-oriented industries.

The two weakest industry groups for the Portfolio were financial services and utilities. Financial services companies doing business on Wall Street suffered losses as business activity slowed, while utilities declined when energy prices fell sharply.

OUTLOOK
In early 2001, many analysts expected that an economic recovery would be underway by year-end. However, that view of the economy changed with the September 11 terrorist attacks and we believed that the recession would be deeper than previously anticipated and extend into 2002. However, we also believed that the delayed recovery would be stronger in response to the Federal Reserve Board's aggressive attempts to reinvigorate the economy through lower interest rates.

Accordingly, we added to the Portfolio stocks that we believed would benefit from an eventual economic recovery. These included technology shares, such as BMC Software, Honeywell International, and Intel and specialty retailers, such as Abercrombie & Fitch, brokers Goldman Sachs Group and insurers American International Group and Chubb. In capital goods, we added Tyco International and Xerox. To finance these purchases, we sold some of the Portfolio's holdings of consumer staple companies, such as Kimberly-Clark and Kraft Foods. These Portfolio changes were generally successful, as growth stocks began to rally as the end of 2001 approached.

As of December 31, 2001 the Portfolio includes a high concentration of companies that, in our view, are likely to benefit from an improving economy. We believe that the Federal Reserve Board's moves to reduce short-term interest rates from 6.50% to 1.75% in the course of a year will stimulate growth. In addition, the Portfolio includes certain out-of-favor stock groups, such as pharmaceuticals, that we regard as very attractive at current prices.

Valerie J. Sill
Portfolio Manager
The Dreyfus Corporation

                            $10,000 INVESTED IN THE
               MAINSTAY VP DREYFUS LARGE COMPANY VALUE PORTFOLIO
                      ON 5/1/98 VS S&P/BARRA VALUE INDEX,
          RUSSELL 1000(R) VALUE INDEX AND THE CONSUMER PRICE INDEX(4)
[LINE CHART]

                                          DREYFUS LARGE
                                          COMPANY VALUE         S&P/BARRA VALUE                             RUSSELL 1000(R) VALUE
                                            PORTFOLIO                INDEX           CONSUMER PRICE INDEX           INDEX
                                          -------------         ---------------      --------------------   ---------------------
                                             10000.00               10000.00               10000.00               10000.00
1998                                         10283.00               10160.00               10084.00               10000.00
1999                                         10975.00               11452.00               10388.00               11043.00
2000                                         11698.00               12149.00               10739.00               11817.00
2001                                         11171.00               10726.00               10917.00               11157.00

One Year: -4.51%       Three Years: 2.80%       Since Inception: 3.06% (5/1/98)

(1) The MainStay VP Dreyfus Large Company Value Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. The Dreyfus Corporation serves as sub-adviser to this Portfolio.
(2) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect fees or expenses. An investment cannot be made directly into an index.
(3) The S&P/Barra Value Index is an unmanaged capitalization-weighted index of all stocks in the S&P 500 Index that have low price to book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P/Barra Value Index. An investment cannot be made directly into an index.
(4) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP EAGLE ASSET MANAGEMENT GROWTH EQUITY PORTFOLIO(1)

MARKET & PORTFOLIO OVERVIEW
The year 2001 was marked by global recession, the California energy crisis, sharp declines on Wall Street, and most significantly, tragedy. The attacks of September 11 had far-reaching implications for the nation's citizens and its economy. Nonetheless, several other factors combined to define the past year's market turbulence. Businesses were adjusting to a new reality of slower demand after unsustainable capital spending in 1999 and early 2000. Resulting inventory excesses contributed to corporate woes as businesses cut their budgets and layoffs reached nearly 1.8 million through November. U.S. corporations reported weak revenues, earnings and cash flow throughout the year.

For the 12-month period ending December 31, 2001, the MainStay VP Eagle Asset Management Growth Equity Portfolio was down 16.56% while the Russell 1000(R) Growth Index(2) was down 20.42% and the S&P 500(R) Index(3) was down 11.87%. According to Lipper(4), the Portfolio was ranked 37 out of 148 for the one year period and 2 out of 99 for the three-year period ending December 31, 2001, in the Lipper Variable Products Large-Cap Growth Portfolio category. We attribute the ongoing strong relative performance of the Portfolio to the exhaustive fundamental research that is at the heart of our investment process.

PORTFOLIO MANAGEMENT DECISIONS
Throughout 2001 we continued to strategically position the Portfolio with a slight emphasis on steady growth companies in traditionally defensive sectors such as consumer stocks. This decision helped our relative performance, as the amazing resiliency exhibited by the American consumer enabled consumer stocks to perform fairly well while most other sectors declined. Positive performance from Gannett, Home Depot, Wal-Mart and Anheuser-Busch was enough to offset declines in AOL Time Warner and Kroger.

In the financial services sector, we witnessed slightly negative performance from American International Group and Goldman Sachs, while Citigroup, Freddie Mac and Lehman Brothers remained relatively flat for the year. We continue to overweight the financial services sector because we are seeing positive growth fundamentals and reasonable valuations as interest rates have come down and the economy has shown signs of bottoming out.

The health care sector temporarily fell out of favor in the latter part of the year, as companies reported fundamental shortfalls and investors sought to participate in the price appreciation of less defensive areas. Early in 2001, however, the Portfolio's health care holdings were strong positive contributors to its performance. Baxter and Johnson & Johnson each provided solid returns for the year, while Bristol-Myers Squibb, Merck, Pfizer and Pharmacia each ended down for the period.

The technology sector produced the largest losses for the year, although we are now observing encouraging signals that a bottom may have finally been reached in several segments such as semiconductors, PCs and software. Our technology holdings performed well late in the year, but continued strength in this sector will depend on the recovery in corporate earnings. Despite the overall negative performance for the year, we did have significant gains in Dell, Intel, Microsoft and National Semiconductor, while Cisco Systems, EMC and Texas Instruments were down.

SECTOR WEIGHTING CHANGES
During this volatile year we did not believe major sector changes were warranted, as we maintained investments in those companies with strong balance sheets and adept management teams that we believed were most capable of weathering the economic slowdown. Early in the year, however, we liquidated our positions in a few telecommunications companies, including Motorola and Nokia. Overcapacity left many in the group shedding businesses and cutting jobs to lower costs. We increased our media exposure during the latter half of the year, as we believed cash flow was accelerating and overall fundamentals for the group were turning positive. Additionally, we initiated positions in Cox Communications and Viacom and added to existing positions in Clear Channel and Comcast, as we see these companies as being steady and high-quality with reasonable valuations. We also expect these companies to benefit from an improved advertising market.

OUTLOOK
Moving forward we see several encouraging developments that bode well for a sustained economic recovery. To wit, the Fed lowered the federal funds rate 11 times and 475 basis points in 2001. Falling marginal tax rates, energy prices and inventory levels, increased government spending and several trillion dollars in cash on the sidelines are all powerful forces injecting liquidity into the economy. We believe we are most likely to see a return in the U.S. equity markets to slow, steady and sustained growth in the eight to 12 percent range over the next couple of years. With its emphasis on large-cap companies with strong business models in fast growing segments of the U.S. economy, we believe the Portfolio is well positioned regardless of the shape and strength of the eventual recovery.

Ashi Parikh
Portfolio Manager
Eagle Asset Management, Inc.

                            $10,000 INVESTED IN THE
           MAINSTAY VP EAGLE ASSET MANAGEMENT GROWTH EQUITY PORTFOLIO
                         ON 5/1/98 VS S&P 500(R) INDEX
                        AND THE CONSUMER PRICE INDEX(5)
[LINE CHART]

                                                 EAGLE ASSET MANAGEMENT
                                                 GROWTH EQUITY PORTFOLIO        S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                                 -----------------------        ----------------          --------------------
                                                        10000.00                    10000.00                    10000.00
1998                                                    11785.00                    11171.00                    10084.00
1999                                                    19504.00                    13521.00                    10388.00
2000                                                    17560.00                    12291.00                    10739.00
2001                                                    14653.00                    10832.00                    10917.00

 One Year: -16.56%     Three Years: 7.53%     Since Inception: 10.96% (5/1/98)

(1) The MainStay VP Eagle Asset Management Growth Equity Portfolio is a portfolio of the MainStay VP Series Fund, Inc. Eagle Asset Management, Inc. serves as sub-adviser to this Portfolio.
(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not reflect fees or expenses. An investment cannot be made directly into an index.
(3) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(4) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges. Past performance does not guarantee future results.
(5) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP LORD ABBETT DEVELOPING GROWTH PORTFOLIO(1)

MARKET OVERVIEW
During 2001, equity markets were characterized by a series of corrections and rebounds as the Internet Bubble continued to deflate. Although the fourth quarter was quite strong, most segments of the market were lower for the year as a whole. Small-cap stocks and value names were the only pockets of strength. While the S&P 500(R) Index(2) declined 11.87% for the year, the Russell 2000(R) Index(3) rose 2.49%, and the Russell 2000(R) Value Index(4) climbed 14.02%.

The fourth quarter's strong gains came as consumer confidence improved and the employment situation stabilized somewhat post September 11. Not surprisingly, the sectors that rebounded most strongly in the fourth quarter were those that fell most sharply in the third quarter.

PORTFOLIO OVERVIEW
For the year ended December 31, 2001, the MainStay VP Lord Abbett Developing Growth Portfolio returned -7.34%, underperforming the +2.49% return for the Portfolio's primary benchmark, the Russell 2000(R) Index, over the same period. The Portfolio's "conservative growth" stance helped performance during 2001, when the market rewarded earnings and stable growth. Contributing most to the Portfolio's performance over this time was excellent stock selection in health care, and particularly a focus on health care services and avoidance of biotechnology stocks. The Portfolio also benefited from both an underweighting of and stock selection within the technology sector. Some of the year's best performers included NVIDIA (technology), a global leader in advanced graphics and multimedia processing technology, S1 (financial-provides financial technology and services) which is in the process of launching its new Internet banking platform and Activision (consumer discretionary-publisher of interactive software) which benefited from the introduction of Nintendo's Game Boy Advance.

Producer durables and consumer discretionary holdings were the main detractors from the Portfolio's performance last year. Within producer durables, the Portfolio was primarily hurt by one telecommunications equipment holding, Plantronics, that was affected by a sharp downturn in call center activity due to the slower economy. Within the consumer discretionary sector, several retail and business services holdings suffered notable, economy-related corrections. Some of the holdings that detracted from performance included Plantronics, (producer durables-telephone headset manufacturer) and Timberland (consumer discretionary-footwear and apparel manufacturer). Call center growth has slowed, and sales of headsets to motorists and computer users have not offset this weakness. A good selling opportunity occurred when New York State banned hand-held cell phones in cars, and the stock rallied sharply. Timberland was hurt as it faced a tough retailing environment.

Overall, we were interested in holdings which were focused on companies less vulnerable to the economic cycle. We maintained an underweighting in technology, however we were seeking opportunities in specific areas such as storage, security hardware and software, and wireless communications. Although we eventually want more exposure to technology, we are waiting until valuations are more reasonable. Health care has been a core area for us and this will continue into 2002. Although the economy slowed, consumer spending was relatively resilient so we looked to mainstream (non-luxury) retailing and dining establishments.

OUTLOOK
Given the amount of both fiscal and monetary stimulus in the economy, we are increasingly optimistic that an economic recovery will be apparent by mid-2002, and will be led by the consumer. This prompts us to look for opportunities in cyclical names -- particularly in retailing and homebuilding. Health care continues to be an important area of emphasis for us, although we are managing valuations carefully in this sector. The Portfolio continues to be underweighted in technology, as we don't believe the sector has fully completed its inventory correction. While we do not want the Portfolio to be hugely underexposed to this segment of the market cycle, we also do not want to buy companies that will be unable to operate profitably or provide an adequate return for investors.

Stephen J. McGruder
Senior Portfolio Manager
Lord, Abbett & Co.

                            $10,000 INVESTED IN THE
              MAINSTAY VP LORD ABBETT DEVELOPING GROWTH PORTFOLIO
                       ON 5/1/98 VS RUSSELL 2000(R) INDEX
                        AND THE CONSUMER PRICE INDEX(5)
[LINE CHART]

                                                 LORD ABBETT DEVELOPING
                                                    GROWTH PORTFOLIO          RUSSELL 2000(R) INDEX       CONSUMER PRICE INDEX
                                                 ----------------------       ---------------------       --------------------
                                                        10000.00                    10000.00                    10000.00
1998                                                     9210.00                     8993.00                    10084.00
1999                                                    12175.00                    10905.00                    10388.00
2000                                                     9852.00                    10576.00                    10739.00
2001                                                     9129.00                    10614.00                    10917.00

One Year: -7.34%       Three Years: -0.29%      Since Inception: -2.45% (5/1/98)

(1) The MainStay VP Lord Abbett Developing Growth Portfolio is a portfolio of the MainStay VP Series Fund, Inc. Lord, Abbett & Co. serves as sub-adviser to this Portfolio.
(2) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(3) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(4) The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower-price-to-book ratios and lower forecasted growth values. The Index does not reflect fees or expenses. An investment cannot be made directly into an index.
(5) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

The Portfolio is actively managed and subject to change.

The Portfolio invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect Portfolio performance. The Portfolio may invest up to 10% of net assets in foreign securities. Securities markets of foreign countries in which the Portfolio may invest generally are not subject to the same degree of regulations and may be more volatile and less liquid than the major U.S. markets. Foreign investments may also be subject to currency exposure.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated periods. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summaries for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

                                    GLOSSARY

AGENCY SECURITIES: Bonds issued by government-sponsored agencies and federally related institutions.

ALLOCATION: An investment technique that diversifies a portfolio among different types of assets such as stocks, bonds, cash equivalents, precious metals, real estate and collectibles.

ASSET-BACKED SECURITIES: Securities backed by loan paper, receivables, or an anticipated income stream from the sale of merchandise or services. The securities are generally originated by banks, credit card companies, or other providers of credit and often "enhanced" by a bank letter of credit or by insurance from an institution other than the issuer.

BASIS POINT: One hundredth of one percent in the yield of an investment, i.e., 100 basis points equals 1%.

BLUE CHIP: Stocks of companies known for their long-established record of earning profits and paying dividends. Blue chips tend to be large, stable and well known.

BOTTOM-UP INVESTING: Security selection based on the specific fundamental merits of individual issues. The opposite of "top-down" investing, which starts with general economic trends, compares market sectors, and uses relative security values to narrow the range of issues to examine.

COLLATERALIZED SECURITIES: Securities that require some kind of collateral, i.e. cash or assets.

COMMON STOCKS: Equity securities representing shares of ownership in a company and usually carrying voting rights and earning dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES: Preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

CORRECTION: A downward movement in the price of an individual stock, bond, commodity, index or the stock market as a whole.

CYCLICALS: A security or stock that tends to rise quickly with economic upturns and fall quickly when the economy slows. Examples are housing, steel, automobiles, and paper. Noncyclical industries, such as food, insurance, and pharmaceuticals, are likely to have more consistent performance regardless of economic changes.

DEFENSIVE: Stocks with investment returns that do not tend to decline as much as the market in general in times when stock prices are falling. These include companies with earnings that tend to grow despite the business cycle, such as food and drug firms, or companies that pay relatively high dividends like utilities.

DISCIPLINED: An investment strategy that follows specific guidelines, procedures and rules in making decisions.

FEDERAL FUNDS RATE: The interest rate that banks charge each other for the use of federal funds. This rate is used for overnight loans to banks that need more cash to meet bank reserve requirements. It changes daily and is the most sensitive indicator of general interest rate trends. The rate is not set directly by the Federal Reserve, but fluctuates in response to changes in supply and demand for funds.

FEDERAL RESERVE BOARD (THE FED): The seven-member governing board of the Federal Reserve System, which is the central bank of the United States. The Board sets policies on reserve requirements, bank regulations, sets the discount rate, tightens or loosens the availability of credit in the economy and regulates the purchase of securities on margin.

FIXED-RATE INVESTMENTS: A security that pays a fixed rate of return. This usually refers to government, corporate or municipal bonds, which pay a fixed rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.

FLOATING RATE SECURITY: Debt instrument with a variable interest rate. It provides protection against rising interest rates, but pay lower yields than fixed rate notes of the same maturity. Also known as a floater.

FUNDAMENTAL ANALYSIS: Fundamental analysis asserts that a stock's price is determined by the future course of its earnings and dividends. The fundamental analyst tries to determine what the intrinsic value of a stock's underlying business is by looking at its financial statements and its competitive position within its industry.

HIGH-COUPON:  A bond that pays a high interest rate.

LARGE-CAP: A share of a large publicly traded corporation, typically with a total market capitalization of greater than $5 billion. (Also called large-cap stocks, large-caps and blue chips.) Because of their size, large-caps tend to grow more slowly than small-cap stocks, but they also tend to be much more stable.

LIQUIDITY: Securities are said to be liquid when they can be easily bought or sold in large volume without substantially affecting their price. Some securities, such as private placements or stocks that have few shares outstanding are considered illiquid either because there are few market participants interested in buying or selling the securities or because purchases and sales may cause wide price swings.

LONG-TERM BOND: Treasury bonds with maturities of more than 10 years; corporate bonds with maturities more than 15 years. Long-term bonds pay higher yields but have greater inflation and credit risk.

MARKET CAPITALIZATION: The total market value of a company or stock. Market capitalization is calculated by multiplying the number of outstanding shares by their current market price. Investors generally divide the U.S. market into three basic market caps: large-cap, mid-cap and small-cap.

MONEY MARKET: A type of mutual fund that invests in stable, short-term securities. Money-market funds are easily convertible into cash and usually maintain an unchanged value of $1 a share, but they are not insured by the federal government.

MORTGAGE-BACKED SECURITIES: Securities representing interests in "pools" of mortgages in which principal and interest payments by the holders of underlying fixed- or adjustable-rate mortgages are, in effect, "passed through" to investors (net of fees paid to the issuer or guarantor of the securities).

OVERWEIGHT/UNDERWEIGHT: The proportion of a portfolio allocated to a specific security, market sector or country, i.e., a portfolio is said to be overweighed in a sector or country when that portion of the portfolio is greater than the sector's general relationship to the market as a whole, or is greater than the country's total equities relative to the international equity markets as a whole.

P/E RATIO: Price-to-earnings ratio. The price of a stock divided by its earnings per share.

POSITION:  An investor's stake in a particular security or market.

REIT: Real Estate Investment Trust, an organization similar to an investment company in some respects but concentrating its holdings in real estate investments. The yield is generally liberal since REITs are required to distribute as much as 90% of their income.

TIGHTEN/LOOSEN/EASE: When the Federal Reserve Board moves to raise interest rates, it is said to be "tightening" or making borrowing more expensive. When it moves to lower rates, it is said to be "loosening", "easing" or making borrowing more affordable.

TOTAL RETURN: The performance of an investment with all income and capital gains reinvested.

U.S. TREASURY DEBT: Debt incurred by the U.S. Treasury by way of selling U.S. Treasury bonds to the public.

VALUE-ORIENTED, VALUE INVESTING, VALUE APPROACH: A style of investing which looks for companies that have been overlooked or undervalued by the market, but with underlying sound fundamentals. Value investors typically buy stocks with high dividend yields, or ones that trade at a low price-to-earnings ratio (P/E) or low price-to-book ratio (P/B).

VOLATILITY: Fluctuations in the price of securities or markets, up or down, over a short period of time.

YIELD: The income per share (or current value of a security) paid to investors over a specified period of time. It is expressed as a percentage of the cost of the security, generally obtained by dividing the current market price for a stock or bond into the annual dividend or interest payment. As the price of a stock or bond declines, its yield rises. Mutual fund yields are expressed as a percentage of the fund's current price per share.

YIELD CURVE: This is a graph showing the yields for bonds of different maturities. When interest rates available from various short-, intermediate-, and long-term securities are plotted on a graph, the resulting line is known as a yield curve.

MAINSTAY VP SERIES FUND, INC. -- DIRECTORS AND OFFICERS

The following are the Directors and Officers of MainStay VP Series Fund, Inc., together with a brief description of their principal occupations during the past five years.

Each Director serves until his/her successor is elected and qualified or until his/her resignation, death or removal. Officers serve a term of one year and are elected annually by the Directors.

The business address of each Director and Officer is 51 Madison Avenue, New York, New York 10010.

-----------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                            POSITION(S) HELD                                            IN FUND
                             WITH FUND AND                                              COMPLEX            OTHER
                             LENGTH OF TIME          PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME AND DATE OF BIRTH           SERVED                DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
 INTERESTED DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------
 GARY E. WENDLANDT         Chairman and Chief  Chief Executive Officer, Chairman        43                  N/A
 10/8/50                   Executive Officer   and Manager, New York Life
                           since January 1,    Investment Management LLC (including
                           2002, and Director  predecessor advisory organizations)
                           since November      and New York Life Investment
                           2001.               Management Holdings LLC; Executive
                                               Vice President, New York Life
                                               Insurance Company; Director, NYLIFE
                                               Distributors, Inc.; Chairman and
                                               Manager, McMorgan & Company LLC;
                                               Manager, MacKay Shields LLC;
                                               Executive Vice President, New York
                                               Life Insurance and Annuity
                                               Corporation; Chairman and Trustee,
                                               The MainStay Funds (24 portfolios);
                                               Executive Vice President and Chief
                                               Investment Officer, MassMutual Life
                                               Insurance Company (1993 to 1999).
-----------------------------------------------------------------------------------------------------------------------

 ANNE F. POLLACK           President and       Senior Vice President and Chief          19                  N/A
 11/7/55                   Chief               Investment Officer, New York Life
                           Administrative      Insurance Company; Senior Vice
                           Officer since       President, Chief Investment Officer
                           1990, and Director  and Manager, NYLIFE LLC; Senior Vice
                           since 1989          President, Chief Investment Officer
                                               and Director, New York Life
                                               Insurance and Annuity Corporation,
                                               NYLIFE Insurance Company of Arizona
                                               and New York Life International,
                                               Inc.; Director, NYLIFE Securities
                                               Inc.
-----------------------------------------------------------------------------------------------------------------------

 ROBERT D. ROCK            Vice President      Senior Vice President, New York Life     19                  N/A
 12/16/54                  since 1985, and     Insurance Company; Senior Vice
                           Director since      President and Director, New York
                           1984                Life Insurance and Annuity
                                               Corporation and NYLIFE Distributors
                                               Inc.; Director, NYLIFE Insurance
                                               Company of Arizona; Senior Vice
                                               President, NYLIFE Securities Inc.
-----------------------------------------------------------------------------------------------------------------------

* Certain Directors are considered to be interested persons of the Company within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Insurance and Annuity Corporation, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, New York Life Investment Management Institutional Funds, NYLIFE Securities Inc. and/or NYLIFE Distributors Inc., as described in detail in the column "Principal Occupation(s) During Past 5 Years."

                                                   MAINSTAY VP SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                            POSITION(S) HELD                                            IN FUND
                             WITH FUND AND                                              COMPLEX            OTHER
                             LENGTH OF TIME          PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME AND DATE OF BIRTH           SERVED                DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
 NON-INTERESTED
 DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
 MICHAEL J. DRABB          Director since      Retired. Executive Vice President,       19           Director, MONY
 10/4/33                   1994                O'Brien Asset Management (1993 to                     Series Fund (7
                                               1999).                                                portfolios);
                                                                                                     Director, New York
                                                                                                     Life Settlement
                                                                                                     Corporation.
-----------------------------------------------------------------------------------------------------------------------
 JILL FEINBERG             Director since      President, Jill Feinberg & Company,      19           Director, New York
 4/14/54                   1995                Inc. (special events and meeting                      Life Settlement
                                               planning firm).                                       Corporation
-----------------------------------------------------------------------------------------------------------------------

 DANIEL HERRICK            Director since      Retired. Treasurer and Executive         19                  N/A
 12/1/20                   1983                Officer, National Gallery of Art
                                               (1985 to 1995).
-----------------------------------------------------------------------------------------------------------------------

 ROMAN L. WEIL             Director since      V. Duane Rath Professor of               19                  N/A
 5/22/40                   1994                Accounting, Graduate School of
                                               Business, University of Chicago;
                                               President, Roman L. Weil Associates,
                                               Inc. (consulting firm).
-----------------------------------------------------------------------------------------------------------------------

 JOHN A. WEISSER, JR.      Director since      Retired. Managing Director of            19                  N/A
 10/22/41                  1997                Salomon Brothers, Inc. (1981 to
                                               1995)
-----------------------------------------------------------------------------------------------------------------------
 OFFICERS WHO ARE NOT
 DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
 PATRICK J. FARRELL        Treasurer, Chief    Managing Director, New York Life        N/A                  N/A
 9/27/59                   Financial and       Investment Management LLC (including
                           Accounting Officer  predecessor advisory organizations);
                           since 2001          Vice President, Treasurer, Chief
                                               Financial and Accounting Officer,
                                               The MainStay Funds; Treasurer, Chief
                                               Financial and Accounting Officer,
                                               Eclipse Funds Inc., Eclipse Funds,
                                               and New York Life Investment
                                               Management Institutional Funds;
                                               Assistant Treasurer, McMorgan Funds
                                               (formerly McM Funds).
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                            POSITION(S) HELD                                            IN FUND
                             WITH FUND AND                                              COMPLEX            OTHER
                             LENGTH OF TIME          PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME AND DATE OF BIRTH           SERVED                DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------

 ROBERT A. ANSELMI         Secretary since     Senior Managing Director, General       N/A                  N/A
 10/19/46                  2001                Counsel and Secretary, New York Life
                                               Investment Management LLC (including
                                               predecessor advisory organizations);
                                               Secretary, New York Life Investment
                                               Management Holdings LLC; Senior Vice
                                               President, New York Life Insurance
                                               Company; Vice President and
                                               Secretary, McMorgan & Company LLC;
                                               Secretary, NYLIFE Distributors,
                                               Inc., Secretary, The MainStay Funds,
                                               Eclipse Funds Inc., Eclipse Funds
                                               and New York Life Investment
                                               Management Institutional Funds;
                                               Managing Director and Senior
                                               Counsel, Lehman Brothers Inc.,
                                               (October 1998 to December 1999);
                                               General Counsel and Managing
                                               Director, JP Morgan Investment
                                               Management Inc. (1986 to September
                                               1998).
-----------------------------------------------------------------------------------------------------------------------
 RICHARD D. LEVY           Controller since    Senior Vice President and               N/A                  N/A
 3/12/57                   1997                Controller, New York Life Insurance
                                               Company; Senior Vice President, New
                                               York Life Insurance and Annuity
                                               Corporation; Director, NYLIFE
                                               Securities Inc.; Director, NYLIFE
                                               Distributors, Inc.; Senior Vice
                                               President, Controller and Director,
                                               New York Life Insurance Company of
                                               Arizona; Partner, Coopers & Lybrand
                                               (1996-1997).
-----------------------------------------------------------------------------------------------------------------------

 RICHARD W. ZUCCARO        Tax Vice President  Vice President, New York Life           N/A                  N/A
 12/12/49                  since 1991          Insurance Company; Vice President,
                                               New York Life Insurance and Annuity
                                               Corporation, NYLIFE Insurance
                                               Company of Arizona, NYLIFE LLC,
                                               NYLIFE Securities Inc., NYLIFE
                                               Distributors Inc.; Tax Vice
                                               President, New York Life
                                               International, Inc.; Tax Vice
                                               President, Eclipse Funds, Eclipse
                                               Funds Inc., The MainStay Funds and
                                               New York Life Investment Management
                                               Institutional Funds.
-----------------------------------------------------------------------------------------------------------------------

                                                   MAINSTAY VP SERIES FUND, INC.

                            DIRECTORS AND OFFICERS*
                        Gary E. Wendlandt, Chairman,
                          Chief Executive Officer and Director
                        Anne F. Pollack, President,
                          Chief Administrative Officer and Director
                        Michael J. Drabb, Director
                        Jill Feinberg, Director
                        Daniel Herrick, Director
                        Robert D. Rock, Director and Vice President
                        Roman L. Weil, Director
                        John A. Weisser, Jr., Director
                        Patrick J. Farrell, Treasurer, Chief Financial and Accounting Officer
                        Robert A. Anselmi, Secretary
                        Richard D. Levy, Controller
                        Richard W. Zuccaro, Tax Vice President

                               INVESTMENT ADVISER
                        New York Life Investment Management LLC

                                  SUB-ADVISERS
                        MacKay Shields LLC**
                        American Century Investment Management, Inc.
                        The Dreyfus Corporation
                        Eagle Asset Management, Inc.
                        Lord, Abbett & Co.

                                 ADMINISTRATOR
                        New York Life Investment Management LLC

                                   CUSTODIANS
                        The Bank of New York
                        The Chase Manhattan Bank, N.A.

                            INDEPENDENT ACCOUNTANTS
                        PricewaterhouseCoopers LLP

 * As of January 1, 2002.

** An affiliate of New York Life Investment Management LLC.

Not all investment divisions are available under all policies.

BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

                  LONG-TERM BONDS (94.3%)+
                   CORPORATE BONDS (43.1%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
AUTO LEASES (2.7%)
Ford Motor Credit Co.
 6.875%, due 2/1/06..............  $ 5,000,000   $  5,007,205
General Motors Acceptance Corp.
 6.75%, due 1/15/06..............    5,000,000      5,082,330
                                                 ------------
                                                   10,089,535
                                                 ------------
AUTOMOBILES (1.3%)
DaimlerChrysler North America
 Holding Corp.
 7.20%, due 9/1/09...............    5,000,000      4,997,260
                                                 ------------
BANKS--MAJOR REGIONAL (1.5%)
Bank of America Corp.
 7.80%, due 2/15/10..............    5,000,000      5,468,325
                                                 ------------
BANKS--MONEY CENTER (1.3%)
Fleet National Bank
 5.75%, due 1/15/09..............    5,000,000      4,833,525
                                                 ------------
BEVERAGES--ALCOHOLIC (0.8%)
Anheuser-Busch Cos., Inc.
 6.00%, due 4/15/11..............    3,000,000      3,033,831
                                                 ------------
BEVERAGES--SOFT DRINKS (0.8%)
Pepsi Bottling Group, Inc.
 Series B
 7.00%, due 3/1/29...............    3,000,000      3,160,992
                                                 ------------
CABLE TV (1.3%)
CSC Holdings Inc.
 7.25%, due 7/15/08..............    5,000,000      4,952,115
                                                 ------------
CHEMICALS (0.6%)
Rohm & Haas Co.
 6.95%, due 7/15/04..............    2,000,000      2,117,810
                                                 ------------
COMPUTER SYSTEMS (1.1%)
IBM Corp.
 4.875%, due 10/1/06.............    4,000,000      3,969,196
                                                 ------------
CONSUMER FINANCE (0.9%)
Household Finance Corp.
 7.875%, due 3/1/07..............    3,000,000      3,223,545
                                                 ------------
ELECTRIC POWER COMPANIES (1.3%)
Commonwealth Edison Co.
 6.95%, due 7/15/18..............    5,000,000      4,873,010
                                                 ------------
ELECTRICAL EQUIPMENT (1.4%)
Texas Utilities Holdings
 6.375%, due 6/15/06.............    5,000,000      5,036,155
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.


                                     PRINCIPAL
                                      AMOUNT         VALUE
                                   --------------------------
FINANCE (5.0%)
Boeing Capital Corp.
 5.75%, due 2/15/07..............  $ 5,000,000   $  4,985,250
General Electric Capital Corp.
 7.25%, due 5/3/04...............    8,000,000      8,634,528
Washington Mutual Financial Corp.
 6.875%, due 6/15/11.............    5,000,000      5,130,675
                                                 ------------
                                                   18,750,453
                                                 ------------
FINANCIAL--MISCELLANEOUS (3.9%)
CIT Group, Inc.
 7.125%, due 10/15/04............    2,000,000      2,116,766
National Rural Utilities
 Cooperative Finance Corp.
 6.00%, due 5/15/06..............    5,000,000      5,079,375
Wells Fargo Financial, Inc.
 6.85%, due 7/15/09..............    7,000,000      7,304,304
                                                 ------------
                                                   14,500,445
                                                 ------------
FOOD (2.6%)
Campbell Soup Co.
 6.75%, due 2/15/11..............    2,000,000      2,080,762
Delhaize America, Inc.
 7.375%, due 4/15/06 (a).........    2,500,000      2,650,363
Kellogg Co.
 Series B
 6.00%, due 4/1/06...............    5,000,000      5,120,025
                                                 ------------
                                                    9,851,150
                                                 ------------
HEALTH CARE--DIVERSIFIED (1.3%)
Bristol-Myers Squibb Co.
 4.75%, due 10/1/06..............    5,000,000      4,959,585
                                                 ------------
OIL--INTEGRATED DOMESTIC (3.1%)
Conoco Funding Co.
 5.45%, due 10/15/06.............    5,000,000      5,001,935
Phillips Petroleum Co.
 8.50%, due 5/25/05..............    6,000,000      6,635,256
                                                 ------------
                                                   11,637,191
                                                 ------------
RAILROADS (4.0%)
CSX Corp.
 7.05%, due 5/1/02 (b)...........    7,000,000      7,107,471
Norfolk Southern Corp.
 7.80%, due 5/15/27..............    7,000,000      7,634,095
                                                 ------------
                                                   14,741,566
                                                 ------------
RETAIL STORES--GENERAL MERCHANDISE (1.4%)
Wal-Mart Stores, Inc.
 6.875%, due 8/10/09.............    5,000,000      5,403,405
                                                 ------------
TELECOMMUNICATIONS--CELLULAR/
 WIRELESS (2.2%)
AT&T Wireless Services Inc.
 8.75%, due 3/1/31...............    5,000,000      5,666,940
Cingular Wireless
 6.50%, due 12/15/11 (a).........    2,500,000      2,532,890
                                                 ------------
                                                    8,199,830
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                 CORPORATE BONDS (CONTINUED)
                                      PRINCIPAL
                                       AMOUNT        VALUE
                                   --------------------------
TELECOMMUNICATIONS--LONG DISTANCE (3.5%)
Sprint Capital Corp.
 6.90%, due 5/1/19...............  $ 3,000,000   $  2,810,058
Verizon New England Inc.
 6.50%, due 9/15/11..............    5,000,000      5,083,475
WorldCom, Inc.--WorldCom Group
 6.50%, due 5/15/04..............    5,000,000      5,137,470
                                                 ------------
                                                   13,031,003
                                                 ------------
TELEPHONE (1.1%)
BellSouth Corp.
 5.00%, due 10/15/06.............    4,000,000      3,970,396
                                                 ------------
Total Corporate Bonds
 (Cost $155,705,337).............                 160,800,323
                                                 ------------
U.S. GOVERNMENT &
  FEDERAL AGENCIES (45.9%)
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (6.6%)
 5.125%, due 2/13/04.............   12,000,000     12,409,380
 5.375%, due 11/15/11............    5,000,000      4,848,080
 5.91%, due 8/25/03..............    7,000,000      7,337,071
                                                 ------------
                                                   24,594,531
                                                 ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (MORTGAGE
 PASS-THROUGH SECURITIES) (19.7%)
 5.50%, due 5/1/16...............   11,620,578     11,435,369
 6.00%, due 2/1/14 - 10/1/28.....    9,954,277      9,890,570
 6.50%, due 11/1/09 - 7/1/31.....   27,226,925     27,404,964
 7.00%, due 2/1/27 - 4/1/31......   16,647,845     17,017,536
 7.50%, due 7/1/28...............    2,712,888      2,817,071
 8.00%, due 5/1/25 - 12/1/29.....    4,786,737      5,050,179
                                                 ------------
                                                   73,615,689
                                                 ------------
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH
 SECURITY) (0.3%)
 9.00%, due 4/15/26..............      929,805      1,009,534
                                                 ------------
UNITED STATES TREASURY
 BONDS (5.6%)
 5.375%, due 2/15/31.............   11,000,000     10,840,170
 6.25%, due 5/15/30..............    5,000,000      5,410,950
 7.125%, due 2/15/23.............    4,000,000      4,656,880
                                                 ------------
                                                   20,908,000
                                                 ------------
UNITED STATES TREASURY
 NOTES (13.7%)
 4.625%, due 5/15/06.............   11,000,000     11,149,490
 5.50%, due 2/15/11 - 8/15/11....   12,000,000     11,960,580

                                      PRINCIPAL
                                       AMOUNT       VALUE
                                   --------------------------
UNITED STATES TREASURY
 NOTES (Continued)
 5.75%, due 11/15/05.............  $22,500,000   $ 23,762,025
 6.25%, due 2/15/07..............    4,000,000      4,318,120
                                                 ------------
                                                   51,190,215
                                                 ------------
Total U.S. Government & Federal
 Agencies
 (Cost $170,037,917).............                 171,317,969
                                                 ------------
YANKEE BONDS (5.3%)
FOREIGN GOVERNMENTS (2.9%)
Province of British Columbia
 4.625%, due 10/3/06.............    5,000,000      4,905,150
Province of Ontario
 5.50%, due 10/1/08..............    6,000,000      6,006,804
                                                 ------------
                                                   10,911,954
                                                 ------------
TELECOMMUNICATIONS--LONG
 DISTANCE (1.2%)
British Telecommunications PLC
 8.625%, due 12/15/30............    4,000,000      4,607,948
                                                 ------------
TELEPHONE (1.2%)
France Telecom SA
 7.20%, due 3/1/06 (a)...........    4,000,000      4,247,568
                                                 ------------
Total Yankee Bonds
 (Cost $18,924,446)..............                  19,767,470
                                                 ------------
Total Long-Term Bonds
 (Cost $344,667,700).............                 351,885,762
                                                 ------------
SHORT-TERM
INVESTMENTS (2.9%)
COMMERCIAL PAPER (2.9%)
Alcoa Inc.
 1.75%, due 1/2/02...............    5,124,000      5,123,751
UBS Finance Delaware LLC
 1.80%, due 1/2/02...............    5,000,000      4,999,750
Wells Fargo & Co.
 1.77%, due 1/14/02..............      652,000        651,583
                                                 ------------
Total Short-Term Investments
 (Cost $10,775,084)..............                  10,775,084
                                                 ------------
Total Investments
 (Cost $355,442,784) (c).........         97.2%   362,660,846(d)
Cash and Other Assets,
 Less Liabilities................          2.8     10,321,712
                                   -----------   ------------
Net Assets.......................        100.0%  $372,982,558
                                   ===========   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

------------
(a)  May be sold to institutional investors only.
(b) Long-term security maturing within the subsequent twelve month period.
(c)  The cost for federal income tax purposes is $355,451,086.
(d) At December 31, 2001 net unrealized appreciation was $7,209,760, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $9,454,349 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,244,589.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $355,442,784).........   $362,660,846
Cash.....................................          1,112
Receivables:
  Fund shares sold.......................      6,282,698
  Interest...............................      4,777,195
                                            ------------
        Total assets.....................    373,721,851
                                            ------------
LIABILITIES:
Payables:
  Fund shares redeemed...................        506,518
  Adviser................................         76,743
  Administrator..........................         61,395
  Shareholder communication..............         46,978
Accrued expenses.........................         47,659
                                            ------------
        Total liabilities................        739,293
                                            ------------
Net assets applicable to outstanding
  shares.................................   $372,982,558
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    284,503
Additional paid-in capital...............    371,091,798
Accumulated undistributed net investment
  income.................................        209,054
Accumulated net realized loss on
  investments............................     (5,820,859)
Net unrealized appreciation on
  investments............................      7,218,062
                                            ------------
Net assets applicable to outstanding
  shares.................................   $372,982,558
                                            ============
Shares of capital stock outstanding......     28,450,269
                                            ============
Net asset value per share outstanding....   $      13.11
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:
Income:
  Interest...............................   $ 18,777,829
                                            ------------
Expenses:
  Advisory...............................        759,475
  Administration.........................        607,580
  Shareholder communication..............        100,585
  Professional...........................         60,260
  Directors..............................         11,110
  Portfolio pricing......................          7,834
  Miscellaneous..........................         21,699
                                            ------------
        Total expenses...................      1,568,543
                                            ------------
Net investment income....................     17,209,286
                                            ------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain on investments.........      2,950,968
Net change in unrealized appreciation on
  investments............................      5,488,633
                                            ------------
Net realized and unrealized gain on
  investments............................      8,439,601
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 25,648,887
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                  2001           2000
                                                              ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $ 17,209,286   $ 16,338,319
  Net realized gain (loss) on investments...................     2,950,968     (5,130,567)
  Net change in unrealized appreciation on investments......     5,488,633     12,579,168
                                                              ------------   ------------
  Net increase in net assets resulting from operations......    25,648,887     23,786,920
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................   (17,222,825)   (16,305,703)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................   118,047,838     14,477,281
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................    17,222,825     16,305,703
                                                              ------------   ------------
                                                               135,270,663     30,782,984
  Cost of shares redeemed...................................   (28,286,725)   (68,052,765)
                                                              ------------   ------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................   106,983,938    (37,269,781)
                                                              ------------   ------------
Net increase (decrease) in net assets.......................   115,410,000    (29,788,564)
NET ASSETS:
Beginning of year...........................................   257,572,558    287,361,122
                                                              ------------   ------------
End of year.................................................  $372,982,558   $257,572,558
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $    209,054   $     92,583
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                            YEAR ENDED DECEMBER 31
                                                              2001           2000       1999       1998       1997
                                                           ---------------------------------------------------------
Net asset value at beginning of year.....................   $  12.59       $  12.24   $  13.23   $  13.14   $  12.83
                                                            --------       --------   --------   --------   --------
Net investment income....................................       0.65           0.85       0.78       0.74       0.88
Net realized and unrealized gain (loss) on investments...       0.52           0.35      (0.99)      0.46       0.35
                                                            --------       --------   --------   --------   --------
Total from investment operations.........................       1.17           1.20      (0.21)      1.20       1.23
                                                            --------       --------   --------   --------   --------
Less dividends and distributions:
  From net investment income.............................     (0.65)          (0.85)     (0.78)     (0.74)     (0.88)
  From net realized gain on investments..................         --             --      (0.00)(a)    (0.37)    (0.04)
                                                            --------       --------   --------   --------   --------
Total dividends and distributions........................     (0.65)          (0.85)     (0.78)     (1.11)     (0.92)
                                                            --------       --------   --------   --------   --------
Net asset value at end of year...........................   $  13.11       $  12.59   $  12.24   $  13.23   $  13.14
                                                            ========       ========   ========   ========   ========
Total investment return..................................       9.27%          9.82%     (1.53%)     9.12%      9.65%
Ratios (to average net assets)/Supplemental Data:
  Net investment income..................................       5.66%          6.37%      5.86%      5.86%      6.42%
  Expenses...............................................       0.52%          0.51%      0.50%      0.52%      0.50%
Portfolio turnover rate..................................         54%            58%       161%       206%       187%
Net assets at end of year (in 000's).....................   $372,983       $257,573   $287,361   $277,392   $228,949

------------
(a)  Less than one cent per share.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

                    COMMON STOCKS (97.8%)+
                                    SHARES          VALUE
                                  ----------------------------
AEROSPACE/DEFENSE (0.9%)
General Dynamics Corp. .........      145,700   $   11,603,548
                                                --------------
BANKS (2.2%)
Bank of America Corp. ..........      245,100       15,429,045
FleetBoston Financial Corp. ....      408,600       14,913,900
                                                --------------
                                                    30,342,945
                                                --------------
BROADCAST/MEDIA (1.4%)
Clear Channel Communications,
 Inc. (a).......................      369,988       18,836,089
                                                --------------
COMMUNICATIONS--EQUIPMENT (2.1%)
Cisco Systems, Inc. (a).........    1,557,500       28,206,325
                                                --------------
COMPUTER SOFTWARE & SERVICES (7.4%)
Electronic Data Systems
 Corp. .........................      338,500       23,204,175
Microsoft Corp. (a).............      724,400       48,005,988
Oracle Corp. (a)................    1,757,500       24,271,075
SunGard Data Systems Inc. (a)...      141,200        4,084,916
                                                --------------
                                                    99,566,154
                                                --------------
COMPUTER SYSTEMS (4.3%)
EMC Corp. (a)...................      708,000        9,515,520
International Business Machines
 Corp. .........................      193,300       23,381,568
Sun Microsystems, Inc. (a)......    2,003,200       24,719,488
                                                --------------
                                                    57,616,576
                                                --------------
ELECTRICAL EQUIPMENT (3.8%)
General Electric Co. ...........    1,294,000       51,863,520
                                                --------------
ELECTRONICS--COMPONENTS (1.3%)
Flextronics International Ltd.
 (a)............................      725,600       17,407,144
                                                --------------
ELECTRONICS--SEMICONDUCTORS (5.5%)
Analog Devices, Inc. (a)........      452,800       20,099,792
Intel Corp. ....................    1,080,700       33,988,015
Texas Instruments Inc. .........      695,500       19,474,000
                                                --------------
                                                    73,561,807
                                                --------------
ENTERTAINMENT (3.8%)
AOL Time Warner Inc. (a)........      902,950       28,984,695
Viacom, Inc. Class B (a)........      518,059       22,872,305
                                                --------------
                                                    51,857,000
                                                --------------
FINANCE (6.7%)
Citigroup Inc. .................      938,362       47,368,514
Fannie Mae......................      363,700       28,914,150
MBNA Corp. .....................      402,900       14,182,080
                                                --------------
                                                    90,464,744
                                                --------------
FOOD & HEALTH CARE DISTRIBUTORS (2.2%)
Cardinal Health, Inc. ..........      324,500       20,982,170
SYSCO Corp. ....................      334,900        8,781,078
                                                --------------
                                                    29,763,248
                                                --------------

------------
+ Percentages indicated are based on Portfolio net assets.

                                    SHARES          VALUE
                                  ----------------------------
HEALTH CARE--DRUGS (5.1%)
Andrx Group (a).................       37,600   $    2,647,416
Elan Corp., PLC ADR (a)(b)......       80,700        3,636,342
IVAX Corp. (a)..................      331,075        6,667,850
King Pharmaceuticals, Inc.
 (a)............................      212,600        8,956,838
Pfizer, Inc. ...................    1,161,700       46,293,745
                                                --------------
                                                    68,202,191
                                                --------------
HEALTH CARE--HMOs (3.4%)
UnitedHealth Group Inc. ........      648,100       45,866,037
                                                --------------
HEALTH CARE--MEDICAL PRODUCTS (5.4%)
Baxter International Inc. ......      829,000       44,459,270
Medtronic, Inc. ................      546,600       27,991,386
                                                --------------
                                                    72,450,656
                                                --------------
HEALTH CARE--MISCELLANEOUS (7.6%)
Abbott Laboratories.............      345,100       19,239,325
Allergan, Inc. .................      300,900       22,582,545
Amgen Inc. (a)..................      539,200       30,432,448
Genzyme Corp. (a)...............      225,100       13,474,486
HCA Inc. .......................      436,800       16,834,272
                                                --------------
                                                   102,563,076
                                                --------------
HOUSEHOLD PRODUCTS (2.3%)
Colgate-Palmolive Co. ..........      524,200       30,272,550
                                                --------------
INSURANCE (3.5%)
American International Group,
 Inc. ..........................      301,942       23,974,195
Marsh & McLennan Cos., Inc. ....      220,100       23,649,745
                                                --------------
                                                    47,623,940
                                                --------------
LEISURE TIME (4.0%)
Harley-Davidson, Inc. ..........      983,400       53,408,454
                                                --------------
MANUFACTURING (5.7%)
Illinois Tool Works Inc. .......      207,700       14,065,444
Tyco International Ltd. ........    1,056,000       62,198,400
                                                --------------
                                                    76,263,844
                                                --------------
PERSONAL LOANS (2.2%)
Household International,
 Inc. ..........................      502,800       29,132,232
                                                --------------
RETAIL (12.7%)
Bed Bath & Beyond Inc. (a)......    1,033,200       35,025,480
Best Buy Co., Inc. (a)..........      195,500       14,560,840
Costco Wholesale Corp. (a)......      128,900        5,720,582
Home Depot, Inc. (The)..........      502,350       25,624,874
Kohl's Corp. (a)................      656,600       46,250,904
Lowe's Cos., Inc. ..............      321,500       14,920,815
Safeway Inc. (a)................      303,400       12,666,950
Target Corp. ...................      405,100       16,629,355
                                                --------------
                                                   171,399,800
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

          COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ----------------------------
SPECIALIZED SERVICES (4.3%)
Cendant Corp. (a)...............    1,307,500   $   25,640,075
Omnicom Group Inc. .............      358,400       32,023,040
                                                --------------
                                                    57,663,115
                                                --------------
Total Common Stocks
 (Cost $1,130,358,567)..........                 1,315,934,995
                                                --------------
                          SHORT-TERM
                      INVESTMENTS (2.4%)
                                   PRINCIPAL
                                    AMOUNT
                                  -----------
COMMERCIAL PAPER (1.1%)
American Express Credit Corp.
 1.76%, due 1/7/02..............  $ 8,000,000        7,997,651
Freddie Mac Discount Note
 1.47%, due 1/2/02..............    1,100,000        1,099,955
General Electric Capital Corp.
 1.84%, due 1/10/02.............    5,000,000        4,997,698
                                                --------------
Total Commercial Paper
 (Cost $14,095,304).............                    14,095,304
                                                --------------
INVESTMENT COMPANY (1.3%)
Merrill Lynch Premier
 Institutional Fund.............   17,793,025   $   17,793,025
                                                --------------
Total Investment Company
 (Cost $17,793,025).............                    17,793,025
                                                --------------
Total Short-Term Investments
 (Cost $31,888,329).............                    31,888,329
                                                --------------
Total Investments
 (Cost $1,162,246,896) (c)......        100.2%   1,347,823,324(d)
Liabilities in Excess of
 Cash and Other Assets..........         (0.2)      (2,024,524)
                                  -----------   --------------
Net Assets......................        100.0%  $1,345,798,800
                                  ===========   ==============

------------
(a)  Non-income producing security.
(b) ADR-American Depositary Receipt.
(c)  The cost for federal income tax purposes is $1,162,589,294.
(d) At December 31, 2001 net unrealized appreciation was $185,234,030, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $268,700,774 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $83,466,744.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CAPITAL APPRECIATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $1,162,246,896).....   $1,347,823,324
Cash...................................           24,956
Receivables:
  Investment securities sold...........       10,964,172
  Dividends............................        1,249,362
  Fund shares sold.....................          470,862
                                          --------------
        Total assets...................    1,360,532,676
                                          --------------
LIABILITIES:
Payables:
  Investment securities purchased......        8,427,522
  Fund shares redeemed.................        5,312,665
  Adviser..............................          411,715
  Administrator........................          228,731
  Custodian............................           16,582
  Directors............................              267
Accrued expenses.......................          336,394
                                          --------------
        Total liabilities..............       14,733,876
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,345,798,800
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share)
  200 million shares authorized........   $      569,378
Additional paid-in capital.............    1,280,567,775
Accumulated undistributed net
  investment income....................           19,358
Accumulated net realized loss on
  investments..........................     (120,934,139)
Net unrealized appreciation
  on investments.......................      185,576,428
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,345,798,800
                                          ==============
Shares of capital stock outstanding....       56,937,773
                                          ==============
Net asset value per share
  outstanding..........................   $        23.64
                                          ==============

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:
Income:
  Dividends (a).........................   $   9,790,711
  Interest..............................         755,690
                                           -------------
        Total income....................      10,546,401
                                           -------------
Expenses:
  Advisory..............................       5,280,299
  Administration........................       2,933,500
  Shareholder communication.............         632,767
  Professional..........................         146,067
  Custodian.............................         112,597
  Directors.............................          54,086
  Miscellaneous.........................          53,527
                                           -------------
        Total expenses..................       9,212,843
                                           -------------
Net investment income...................       1,333,558
                                           -------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss on investments........    (114,643,069)
Net change in unrealized appreciation
  on investments........................    (310,652,141)
                                           -------------
Net realized and unrealized loss
  on investments........................    (425,295,210)
                                           -------------
Net decrease in net assets resulting
  from operations.......................   $(423,961,652)
                                           =============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $13,288.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CAPITAL APPRECIATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                   2001             2000
                                                              ----------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment income (loss)..............................  $    1,333,558   $   (2,872,534)
  Net realized gain (loss) on investments...................    (114,643,069)      27,473,273
  Net change in unrealized appreciation on investments......    (310,652,141)    (242,233,899)
                                                              --------------   --------------
  Net decrease in net assets resulting from operations......    (423,961,652)    (217,633,160)
                                                              --------------   --------------
Dividends and distributions to shareholders:
  From net investment income................................      (1,314,200)              --
  From net realized gain on investments.....................              --     (127,784,365)
                                                              --------------   --------------
    Total dividends and distributions to shareholders.......      (1,314,200)    (127,784,365)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     309,364,121      416,093,704
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............       1,314,200      127,784,365
                                                              --------------   --------------
                                                                 310,678,321      543,878,069
  Cost of shares redeemed...................................    (353,379,786)    (233,198,402)
                                                              --------------   --------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................     (42,701,465)     310,679,667
                                                              --------------   --------------
Net decrease in net assets..................................    (467,977,317)     (34,737,858)
NET ASSETS:
Beginning of year...........................................   1,813,776,117    1,848,513,975
                                                              --------------   --------------
End of year.................................................  $1,345,798,800   $1,813,776,117
                                                              ==============   ==============
Accumulated undistributed net investment income at end of
  year......................................................  $       19,358   $           --
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                YEAR ENDED DECEMBER 31
                                                         2001           2000             1999             1998            1997
                                                      --------------------------------------------------------------------------
Net asset value at beginning of year................  $   30.81      $    36.98       $    30.61       $    22.39       $  18.39
                                                      ----------     ----------       ----------       ----------       --------
Net investment income (loss)........................       0.02           (0.05)(a)        (0.02)(a)         0.03           0.00(b)
Net realized and unrealized gain (loss) on
  investments.......................................     (7.17)           (3.73)            7.79             8.51           4.31
                                                      ----------     ----------       ----------       ----------       --------
Total from investment operations....................     (7.15)           (3.78)            7.77             8.54           4.31
                                                      ----------     ----------       ----------       ----------       --------
Less dividends and distributions:
  From net investment income........................     (0.02)              --               --            (0.03)         (0.00)(b)
  From net realized gain on investments.............         --           (2.39)           (1.40)           (0.29)         (0.31)
                                                      ----------     ----------       ----------       ----------       --------
Total dividends and distributions...................     (0.02)           (2.39)           (1.40)           (0.32)         (0.31)
                                                      ----------     ----------       ----------       ----------       --------
Net asset value at end of year......................  $   23.64      $    30.81       $    36.98       $    30.61       $  22.39
                                                      ==========     ==========       ==========       ==========       ========
Total investment return.............................     (23.22%)        (10.72%)          25.41%           38.14%         23.49%
Ratios (to average net assets)/Supplemental Data:
  Net investment income (loss)......................       0.09%          (0.15%)          (0.05%)           0.11%          0.00%(c)
  Expenses..........................................       0.63%           0.63%            0.62%            0.64%          0.65%
Portfolio turnover rate.............................         46%             33%              37%              27%            34%
Net assets at end of year (in 000's)................  $1,345,799     $1,813,776       $1,848,514       $1,236,864       $763,079

------------
(a) Per share data based on average shares outstanding during the period.
(b)  Less than one cent per share.
(c) Less than one-hundredth of a percent.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

               SHORT-TERM INVESTMENTS (94.4%)+
                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    -------------------------
BANK NOTES (0.8%)
First Union National Bank, Series
 1
 2.12%, due 9/6/02 (b)(c).........  $4,000,000   $  4,004,673
                                                 ------------
CERTIFICATES OF DEPOSIT (5.8%)
(Euro Certificates of Deposit)
Bayerische Landesbank
 2.43%, due 4/4/02 (c)............   4,000,000      4,001,116
Bayerische Landesbank Girozentrale
 4.64%, due 4/19/02 (c)...........   4,000,000      4,003,832
Halifax PLC
 2.05%, due 2/6/02 (c)............   4,000,000      4,000,118
(Yankee Certificates of Deposit)
Bayerische Landesbank Girozentrale
 New York, Series F
 7.10%, due 7/5/02 (c)............   3,740,000      3,836,800
Quebec (Province of)
 7.50%, due 7/15/02 (c)...........   4,000,000      4,097,344
Rabobank Nederland N.V. New York
 3.62%, due 5/7/02 (c)............   4,000,000      4,001,354
UBS AG Stamford CT
 4.01%, due 7/2/02 (c)............   4,000,000      4,024,199
                                                 ------------
                                                   27,964,763
                                                 ------------
COMMERCIAL PAPER (47.3%)
Abbey National North America
 2.04%, due 5/15/02...............   4,000,000      3,969,627
ABN-AMRO North America Finance,
 Inc.
 3.82%, due 3/1/02................   4,000,000      3,974,958
American Express Credit Corp.
 1.78%, due 5/17/02...............   4,000,000      3,973,102
 1.95%, due 1/15/02...............   4,000,000      3,996,967
 3.67%, due 3/11/02...............   3,000,000      2,978,897
American General Finance Corp.
 2.07%, due 1/24/02...............   4,000,000      3,994,710
ANZ (DE), Inc.
 1.87%, due 2/11/02...............   4,000,000      3,991,481
Atlantis One Funding Corp.
 2.50%, due 3/11/02 (a)...........   4,000,000      3,980,833
 3.34%, due 2/15/02 (a)...........   4,000,000      3,983,300
Barclays U.S. Funding Corp.
 1.78%, due 1/29/02...............   4,000,000      3,994,462
Bayerische Hypo-und Vereinsbank AG
 2.01%, due 2/4/02................   4,000,000      3,992,407
BellSouth Corp.
 1.89%, due 1/25/02 (a)...........   4,000,000      3,994,000
BP Amoco Capital PLC
 2.37%, due 4/1/02................   4,000,000      3,976,300
 2.45%, due 3/26/02...............   4,000,000      3,977,133
ChevronTexaco Corp.
 1.78%, due 1/28/02-1/30/02.......   7,200,000      7,190,046
Deutsche Bank Financial, Inc.
 2.46%, due 1/17/02...............   4,000,000      3,995,627

------------
+ Percentages indicated are based on Portfolio net assets.

                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    -------------------------
COMMERCIAL PAPER (Continued)
Dexia Delaware LLC
 1.85%, due 6/4/02................  $4,000,000   $  3,968,344
 2.22%, due 1/23/02...............   4,000,000      3,994,573
Emerson Electric Co.
 1.75%, due 1/15/02 (a)...........   4,000,000      3,997,278
FCAR Owner Trust
 1.78%, due 3/13/02...............   4,000,000      3,985,958
General Electric Capital Corp.
 3.00%, due 1/10/02...............   4,000,000      3,997,000
 3.68%, due 3/12/02...............   3,000,000      2,978,533
KFW International Finance, Inc.
 2.00%, due 2/4/02................   4,000,000      3,992,444
 2.10%, due 3/20/02...............   4,000,000      3,981,367
 2.43%, due 1/28/02...............   4,000,000      3,992,710
Lloyds Bank PLC
 1.81%, due 3/14/02...............   2,700,000      2,690,226
Metlife Funding Inc.
 2.05%, due 2/5/02................   4,000,000      3,992,028
 2.10%, due 1/22/02...............   3,000,000      2,996,325
Minnesota Mining & Manufacturing
 Co.
 1.69%, due 3/15/02...............   4,750,000      4,733,722
 2.25%, due 1/7/02................   4,000,000      3,998,500
Morgan Stanley Dean Witter & Co.
 2.02%, due 1/14/02...............   4,000,000      3,997,082
 2.04%, due 1/29/02...............   4,000,000      3,993,653
Nationwide Building Society
 1.79%, due 2/21/02...............   4,200,000      4,189,350
 2.30%, due 2/5/02................   4,000,000      3,991,056
 3.23%, due 3/7/02................   4,000,000      3,976,672
Nestle Capital Corp.
 1.75%, due 4/9/02 (a)............   3,000,000      2,985,708
 2.04%, due 3/27/02 (a)...........   4,000,000      3,980,733
 2.22%, due 4/24/02...............   5,000,000      4,965,158
Pfizer, Inc.
 2.18%, due 1/16/02 (a)...........   4,000,000      3,996,367
Prudential PLC
 1.78%, due 1/10/02 (a)...........   4,000,000      3,998,220
 2.04%, due 2/14/02 (a)...........   4,000,000      3,990,027
Prudential Funding LLC
 2.05%, due 2/27/02...............   4,000,000      3,987,017
Receivables Capital Corp.
 2.08%, due 5/10/02 (a)...........   2,388,000      2,370,201
 2.20%, due 1/25/02 (a)...........   4,000,000      3,994,133
Rio Tinto America, Inc.
 1.87%, due 3/6/02 (a)............   4,000,000      3,986,702
 2.04%, due 2/22/02 (a)...........   2,900,000      2,891,455
 2.07%, due 1/24/02 (a)...........   4,000,000      3,994,710
Royal Bank of Canada
 1.87%, due 2/5/02................   4,000,000      3,992,728

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

             SHORT-TERM INVESTMENTS (CONTINUED)
                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    -------------------------
COMMERCIAL PAPER (Continued)
San Paolo IMI U.S. Financial Co.
 2.30%, due 1/11/02...............  $4,000,000   $  3,997,444
 3.31%, due 3/5/02................   4,000,000      3,976,830
SBC Communications, Inc.
 2.07%, due 2/28/02 (a)...........   4,000,000      3,986,660
Societe Generale N.A., Inc.
 2.28%, due 2/11/02...............   4,000,000      3,989,613
 3.40%, due 2/13/02...............   4,000,000      3,983,756
Svenska Handelsbanken AB
 2.27%, due 2/8/02................   4,000,000      3,990,416
 2.33%, due 2/11/02...............   4,000,000      3,989,750
UBS Finance Delaware LLC
 1.76%, due 3/27/02...............   3,000,000      2,987,533
Unilever Capital Corp.
 2.10%, due 1/4/02 (a)............   3,325,000      3,324,418
Wells Fargo & Co.
 2.23%, due 1/18/02...............   5,000,000      4,994,735
                                                 ------------
                                                  227,764,985
                                                 ------------
CORPORATE BONDS (2.7%)
Bank of America Corp.
 7.75%, due 7/15/02 (c)...........   4,500,000      4,635,853
Lilly (Eli) & Co.
 4.70%, due 3/22/02 (a)(c)........   3,000,000      3,000,000
Wells Fargo & Co.
 6.50%, due 9/3/02 (c)............   5,000,000      5,144,966
                                                 ------------
                                                   12,780,819
                                                 ------------
MEDIUM-TERM NOTES (6.8%)
Bank of America Corp., Series H
 7.35%, due 4/3/02 (c)............   4,000,000      4,045,113
Chase Manhattan Corp., Series C
 2.68%, due 1/3/02 (b)(c).........   6,000,000      6,000,036
Donaldson, Lufkin & Jenrette, Inc.
 2.68%, due 1/9/02 (b)(c).........   3,500,000      3,500,205
Goldman Sachs Group, Inc., Series
 B
 2.325%, due 8/21/02 (b)(c).......   4,000,000      4,005,311
IBM Corp., Series E
 5.80%, due 9/9/02 (c)............   4,000,000      4,078,906
Merrill Lynch & Co., Inc., Series
 B
 2.066%, due 8/15/02 (b)(c).......   4,000,000      4,004,628
Salomon Smith Barney Holdings,
 Inc. Series I
 2.00%, due 9/20/02 (b)(c)........   4,000,000      4,003,872
 2.305%, due 8/7/02 (b)(c)........   3,000,000      3,003,587
                                                 ------------
                                                   32,641,658
                                                 ------------
MORTGAGE-BACKED SECURITY (1.3%)
COMMERCIAL MORTGAGE LOAN
(COLLATERALIZED MORTGAGE OBLIGATION)
 (1.3%)
Holmes Financing PLC Series 5,
 Class 1A
 1.91%, due 10/15/02 (b)(c).......   6,000,000      6,000,000
                                                 ------------

                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    -------------------------
U.S. GOVERNMENT & FEDERAL AGENCIES (26.9%)
Federal Home Loan Banks (Discount Notes)
 1.86%, due 4/10/02...............  $4,200,000   $  4,193,862
 2.00%, due 2/1/02................   3,500,000      3,493,972
 2.17%, due 1/18/02...............   4,000,000      3,995,901
Federal National Mortgage
 Association (Discount Notes)
 1.71%, due 3/7/02-6/13/02........  10,125,000     10,075,119
 1.91%, due 8/29/02...............   4,000,000      3,949,067
 2.04%, due 1/31/02...............   4,000,000      3,993,200
 2.17%, due 3/8/02................   5,000,000      4,980,063
 2.20%, due 4/11/02...............   3,175,000      3,155,597
 2.23%, due 1/17/02...............   5,000,000      4,995,044
 2.30%, due 3/21/02...............   6,000,000      5,969,717
 3.36%, due 2/21/02...............   9,100,000      9,066,510
 3.64%, due 3/15/02...............   4,000,000      3,970,476
 3.75%, due 2/25/02...............   4,000,000      3,977,083
Freddie Mac (Discount Notes)
 1.73%, due 4/26/02...............   5,000,000      4,972,368
 2.00%, due 2/7/02................   4,000,000      3,991,778
 2.08%, due 2/15/02...............   9,900,000      9,873,510
 2.20%, due 3/28/02...............   6,500,000      6,465,839
 2.63%, due 3/18/02...............   4,000,000      3,977,791
 2.65%, due 1/11/02...............   4,000,000      3,997,056
 3.19%, due 2/28/02...............   4,900,000      4,874,817
International Bank for
 Reconstruction & Development
 (Discount Note)
 1.74%, due 3/4/02................   4,000,000      3,988,013
 6.75%, due 3/6/02 (c)............   4,000,000      4,034,852
United States Treasury Note
 3.625%, due 7/15/02 (c)(d).......  17,199,955     17,355,794
                                                 ------------
                                                  129,347,429
                                                 ------------
                                        SHARES
                                      ----------
INVESTMENT COMPANY (2.8%)
Merrill Lynch Premier
 Institutional Fund...............  13,510,000     13,510,000
                                                 ------------
Total Short-Term Investments
 (Amortized Cost $454,014,327)
 (e)..............................        94.4%   454,014,327
Cash and Other Assets, Less
 Liabilities......................         5.6     27,156,892
                                     ---------   ------------
Net Assets........................       100.0%  $481,171,219
                                     =========   ============

------------
(a) May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at December 31, 2001.
(c)  Coupon interest bearing security.
(d) Treasury Inflation-Indexed Security-Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(e) The cost stated also represents the aggregate cost for federal income tax purposes.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

The table below sets forth the diversification of Cash Management Portfolio investments by industry.

INDUSTRY
DIVERSIFICATION

                               AMORTIZED
                                  COST        PERCENT+
                              ------------------------
Banks #.....................  $142,286,026       29.5%
Computers & Office
  Equipment.................     4,078,906        0.9
Conglomerates...............     6,975,533        1.4
Consumer Financial
  Services..................    10,948,966        2.3
Electrical Equipment........     3,997,278        0.8
Finance.....................     6,000,000        1.2
Foreign Government..........     4,097,344        0.9
Health Care-Drugs...........     3,996,367        0.8
Health Care-Medical
  Products..................     3,000,000        0.6
Insurance...................     7,981,727        1.7
Insurance-Life & Health.....     7,988,247        1.7
Investment Bank/Brokerage...    26,508,338        5.5
Investment Company..........    13,510,000        2.8
Manufacturing-Diversified...     8,732,222        1.8
Metals-Miscellaneous........    10,872,867        2.3
Oil-Integrated Domestic.....     7,190,046        1.5
Special Purpose Finance.....    48,522,371       10.1
Telephone...................     7,980,660        1.7
U.S. Government & Federal
  Agencies..................   129,347,429       26.9
                               -----------    -------
                               454,014,327       94.4
Cash and Other Assets, Less
  Liabilities...............    27,156,892        5.6
                               -----------    -------
Net Assets..................  $481,171,219      100.0%
                              ============    =======

------------
+ Percentages indicated are based on Portfolio net assets.
# The Portfolio will invest more than 25% of the market value of its total assets in the securities of banks and bank holding companies, including certificates of deposit, bankers' acceptances and securities guaranteed by banks and bank holding companies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (amortized cost $454,014,327)..........   $454,014,327
Cash.....................................         27,610
Receivables:
  Fund shares sold.......................     26,969,691
  Interest...............................      1,588,618
                                            ------------
        Total assets.....................    482,600,246
                                            ------------
LIABILITIES:
Payables:
  Fund shares redeemed...................      1,084,553
  Adviser................................         97,315
  Administrator..........................         78,863
  Shareholder communication..............         73,936
  Custodian..............................         13,139
  Directors..............................            110
Accrued expenses.........................         44,988
Dividend payable.........................         36,123
                                            ------------
        Total liabilities................      1,429,027
                                            ------------
Net assets applicable to outstanding
  shares.................................   $481,171,219
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 700 million shares authorized...   $  4,811,716
Additional paid-in capital...............    476,356,839
Accumulated undistributed net realized
  gain on investments....................          2,664
                                            ------------
Net assets applicable to outstanding
  shares.................................   $481,171,219
                                            ============
Shares of capital stock outstanding......    481,171,590
                                            ============
Net asset value per share outstanding....   $       1.00
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:
Income:
  Interest...............................   $ 16,078,708
                                            ------------
Expenses:
  Advisory...............................        979,221
  Administration.........................        783,377
  Shareholder communication..............        199,043
  Professional...........................         63,367
  Custodian..............................         41,914
  Directors..............................         14,283
  Miscellaneous..........................         31,416
                                            ------------
        Total expenses...................      2,112,621
                                            ------------
Net investment income....................     13,966,087
                                            ------------
REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments.........          3,086
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 13,969,173
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CASH MANAGEMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                   2001              2000
                                                              -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $    13,966,087   $    18,471,805
  Net realized gain on investments..........................            3,086               971
                                                              ---------------   ---------------
  Net increase in net assets resulting from operations......       13,969,173        18,472,776
                                                              ---------------   ---------------
Dividends and distributions to shareholders:
  From net investment income................................      (13,966,087)      (18,471,805)
  From net realized gain on investments.....................           (1,363)               --
                                                              ---------------   ---------------
    Total dividends and distributions to shareholders.......      (13,967,450)      (18,471,805)
                                                              ---------------   ---------------
Capital share transactions:
  Net proceeds from sale of shares..........................    2,112,270,966     1,228,625,528
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............       13,931,327        18,470,839
                                                              ---------------   ---------------
                                                                2,126,202,293     1,247,096,367
  Cost of shares redeemed...................................   (1,950,947,991)   (1,395,652,374)
                                                              ---------------   ---------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................      175,254,302      (148,556,007)
                                                              ---------------   ---------------
Net increase (decrease) in net assets.......................      175,256,025      (148,555,036)
NET ASSETS:
Beginning of year...........................................      305,915,194       454,470,230
                                                              ---------------   ---------------
End of year.................................................  $   481,171,219   $   305,915,194
                                                              ===============   ===============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                            YEAR ENDED DECEMBER 31
                                                              2001           2000        1999          1998          1997
                                                           --------------------------------------------------------------
Net asset value at beginning of year.....................   $   1.00       $   1.00    $   1.00      $   1.00      $   1.00
                                                            --------       --------    --------      --------      --------
Net investment income....................................       0.04           0.06        0.05          0.05          0.05
                                                            --------       --------    --------      --------      --------
Less dividends and distributions:
  From net investment income.............................      (0.04)         (0.06)      (0.05)        (0.05)        (0.05)
  From net realized gain on investments..................      (0.00)(a)         --       (0.00)(a)     (0.00)(a)        --
                                                            --------       --------    --------      --------      --------
Total dividends and distributions........................      (0.04)         (0.06)      (0.05)        (0.05)        (0.05)
                                                            --------       --------    --------      --------      --------
Net asset value at end of year...........................   $   1.00       $   1.00    $   1.00      $   1.00      $   1.00
                                                            ========       ========    ========      ========      ========
Total investment return..................................       3.84%          6.06%       4.84%         5.18%         5.25%
Ratios (to average net assets)/Supplemental Data:
  Net investment income..................................       3.57%          5.87%       4.79%         5.05%         5.13%
  Expenses...............................................       0.54%          0.52%       0.51%         0.54%         0.54%
Net assets at end of year (in 000's).....................   $481,171       $305,915    $454,470      $231,552      $140,782

------------
(a)  Less than one cent per share.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001


       CONVERTIBLE SECURITIES (74.4%)+
          CONVERTIBLE BONDS (58.8%)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
ADVERTISING & MARKETING SERVICES (0.9%)
Getty Images, Inc.
 5.00%, due 3/15/07...............  $  650,000   $    537,875
Lamar Advertising Co.
 5.25%, due 9/15/06...............   1,100,000      1,223,750
                                                 ------------
                                                    1,761,625
                                                 ------------
BANKS (2.3%)
Mitsubishi Bank Ltd. International
 Finance (Bermuda) Trust
 3.00%, due 11/30/02..............   1,000,000        997,500
UBS AG Stamford Connecticut Branch
 Series NDQ
 0.25%, due 4/12/08 (c)...........   1,200,000      1,171,500
 Series SPX
 1.00%, due 4/12/06 (c)...........   2,500,000      2,468,750
                                                 ------------
                                                    4,637,750
                                                 ------------
BIOTECHNOLOGY (1.9%)
Affymetrix, Inc.
 5.00%, due 10/1/06...............   1,580,000      1,445,700
CuraGen Corp.
 6.00%, due 2/2/07................     950,000        737,437
Invitrogen Corp.
 2.25%, due 12/15/06 (c)..........     400,000        388,000
Vertex Pharmaceuticals, Inc.
 5.00%, due 9/19/07...............   1,800,000      1,219,500
                                                 ------------
                                                    3,790,637
                                                 ------------
BROADCAST/MEDIA (2.7%)
Charter Communications, Inc.
 4.75%, due 6/1/06................   1,180,000      1,078,225
Clear Channel Communications, Inc.
 1.50%, due 12/1/02...............   1,400,000      1,373,750
 2.625%, due 4/1/03...............     750,000        767,813
Mediacom Communications Corp.
 5.25%, due 7/1/06................     730,000        869,612
News America, Inc.
 (zero coupon), due 2/28/21 (d)...   2,850,000      1,396,500
                                                 ------------
                                                    5,485,900
                                                 ------------
COMMUNICATIONS--EQUIPMENT (1.0%)
Aspect Communications Corp.
 (zero coupon), due 8/10/18.......     500,000        138,750
CIENA Corp.
 3.75%, due 2/1/08................   1,020,000        657,900
Comverse Technology, Inc.
 1.50%, due 12/1/05...............   1,080,000        824,850
Tekelec, Inc.
 3.25%, due 11/2/04...............     380,000        448,875
                                                 ------------
                                                    2,070,375
                                                 ------------
COMPUTER SOFTWARE & SERVICES (3.9%)
BEA Systems, Inc.
 4.00%, due 12/15/06..............     640,000        544,000
Extreme Networks, Inc.
 3.50%, due 12/1/06 (c)...........   1,000,000        905,000
i2 Technologies, Inc.
 5.25%, due 12/15/06..............     180,000        133,650

------------
+ Percentages indicated are based on Portfolio net assets.

                                       PRINCIPAL
                                        AMOUNT       VALUE
                                    -------------------------
COMPUTER SOFTWARE & SERVICES (Continued)
Manugistics Group, Inc.
 5.00%, due 11/1/07...............  $1,430,000   $  1,194,050
Mercury Interactive Corp.
 4.75%, due 7/1/07................     650,000        528,937
Peregrine Systems, Inc.
 5.50%, due 11/15/07..............     640,000        592,000
Rational Software Corp.
 5.00%, due 2/1/07................   2,550,000      2,317,312
Safeguard Scientifics, Inc.
 5.00%, due 6/15/06...............     250,000        143,438
Symantec Corp.
 3.00%, due 11/1/06 (c)...........     780,000        942,825
Veritas Software Corp.
 1.86%, due 8/13/06...............     500,000        657,500
                                                 ------------
                                                    7,958,712
                                                 ------------
COMPUTERS--NETWORKING (0.2%)
Redback Networks, Inc.
 5.00%, due 4/1/07................     740,000        379,250
                                                 ------------
ELECTRICAL EQUIPMENT (0.7%)
ASE Test Ltd.
 1.00%, due 7/1/04 (c)(e).........   1,250,000      1,414,062
                                                 ------------
ELECTRONICS--COMPONENTS (4.0%)
Arrow Electronics, Inc.
 (zero coupon), due 2/21/21.......   3,570,000      1,700,212
Cypress Semiconductor Corp.
 4.00%, due 2/1/05................   1,600,000      1,376,000
Lattice Semiconductor Corp.
 4.75%, due 11/1/06...............   1,410,000      1,684,950
SCI Systems, Inc.
 3.00%, due 3/15/07...............     330,000        273,488
SPX Corp.
 (zero coupon), due 2/6/21 (d)....   4,240,000      3,142,900
                                                 ------------
                                                    8,177,550
                                                 ------------
ELECTRONICS--INSTRUMENTATION (1.0%)
Agilent Technologies, Inc.
 3.00%, due 12/1/21 (c)...........   1,730,000      1,935,438
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (3.3%)
ASM International N.V.
 5.00%, due 11/15/05 (c)..........     400,000        487,500
Brooks Automation, Inc.
 4.75%, due 6/1/08................   1,810,000      1,649,362
EMCORE Corp.
 5.00%, due 5/15/06...............     810,000        573,075
General Semiconductor, Inc.
 5.75%, due 12/15/06..............     350,000        351,750
GlobespanVirata, Inc.
 5.25%, due 5/15/06...............     970,000        817,225
Kulicke & Soffa Industries, Inc.
 4.75%, due 12/15/06..............   1,420,000      1,370,300

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

        CONVERTIBLE BONDS (CONTINUED)
                                       PRINCIPAL
                                        AMOUNT       VALUE
                                    -------------------------
ELECTRONICS--SEMICONDUCTORS (Continued)
SONICblue, Inc.
 5.75%, due 10/1/03...............  $1,000,000   $    688,750
Veeco Instruments, Inc.
 4.125%, due 12/21/08 (c).........     600,000        670,500
                                                 ------------
                                                    6,608,462
                                                 ------------
ENTERTAINMENT (0.4%)
America Online, Inc.
 (zero coupon), due 12/6/19.......   1,400,000        750,750
                                                 ------------
FINANCE (2.8%)
Belgelec Finance S.A.
 1.50%, due 8/4/04 (e)............  E  167,640        162,664
Franklin Resources, Inc.
 (zero coupon), due 5/11/31 (d)...  $2,420,000      1,370,325
Hutchison Whampoa International
 Ltd.
 2.00%, due 1/12/04 (c)...........     775,000        756,594
JMH Finance Ltd.
 4.75%, due 9/6/07 (c)............   1,500,000      1,425,000
Morgan Stanley Dean Witter & Co.
 (zero coupon), due 8/17/05.......     800,000        711,000
Stilwell Financial, Inc.
 (zero coupon), due 4/30/31 (d)...   1,860,000      1,367,100
                                                 ------------
                                                    5,792,683
                                                 ------------
FOOD & HEALTH CARE DISTRIBUTORS (2.5%)
AmerisourceBergen Corp.
 5.00%, due 12/1/07...............   1,930,000      2,718,887
Performance Food Group Co.
 5.50%, due 10/16/08..............     780,000      1,002,300
SUPERVALU, Inc.
 (zero coupon), due 11/2/31
   (c)(d).........................   4,710,000      1,289,363
                                                 ------------
                                                    5,010,550
                                                 ------------
HEALTH CARE--DRUGS (1.1%)
Medarex, Inc.
 4.50%, due 7/1/06................     780,000        699,075
Roche Holdings, Inc.
 Series DTC
 (zero coupon), due 4/20/10
   (c)(d).........................   1,500,000        886,875
 (zero coupon), due 1/19/15
   (c)(d).........................   1,000,000        735,000
                                                 ------------
                                                    2,320,950
                                                 ------------
HEALTH CARE--MEDICAL PRODUCTS (1.8%)
Laboratory Corp. of America
 Holdings (zero coupon), due
 9/11/21 (c)(d)...................   3,590,000      2,553,388
Medtronic, Inc.
 1.25%, due 9/15/21 (c)...........   1,040,000      1,095,900
                                                 ------------
                                                    3,649,288
                                                 ------------
HEALTH CARE--MISCELLANEOUS (2.3%)
ALZA Corp.
 (zero coupon), due 7/28/20 (d)...   1,520,000      1,261,600
Community Health Systems, Inc.
 4.25%, due 10/15/08..............     970,000        970,000
Health Management Associates, Inc.
 0.25%, due 8/16/20...............   1,290,000        857,850

                                       PRINCIPAL
                                        AMOUNT       VALUE
                                    -------------------------
HEALTH CARE--MISCELLANEOUS (Continued)
Province Healthcare Co.
 4.50%, due 11/20/05..............  $  880,000   $    898,700
Universal Health Services, Inc.
 0.426%, due 6/23/20..............   1,300,000        757,250
                                                 ------------
                                                    4,745,400
                                                 ------------
INDEPENDENT POWER PRODUCERS (1.0%)
Calpine Corp.
 (zero coupon), due 4/30/21.......     270,000        263,925
 4.00%, due 12/26/06 (c)..........   1,480,000      1,718,650
                                                 ------------
                                                    1,982,575
                                                 ------------
INSURANCE (1.4%)
American International Group, Inc.
 0.50%, due 5/15/07...............   2,250,000      2,202,187
USF&G Corp.
 (zero coupon), due 3/3/09........     930,000        714,938
                                                 ------------
                                                    2,917,125
                                                 ------------
INTERNET SOFTWARE & SERVICES (0.7%)
At Home Corp.
 4.75%, due 12/15/06 (g)..........   2,640,000        435,600
Internet Capital Group, Inc.
 5.50%, due 12/21/04..............   2,000,000        800,000
Juniper Networks, Inc.
 4.75%, due 3/15/07...............     310,000        225,525
                                                 ------------
                                                    1,461,125
                                                 ------------
INVESTMENT BANK/MANAGEMENT (1.8%)
Lehman Brothers Holdings, Inc.
 0.25%, due 7/8/03................   1,500,000      1,256,250
Merrill Lynch & Co., Inc.
 (zero coupon), due 5/23/31 (d)...   2,010,000      1,075,350
 0.25%, due 5/10/06...............     800,000        711,000
 1.00%, due 7/20/06...............     850,000        706,563
                                                 ------------
                                                    3,749,163
                                                 ------------
MACHINERY (2.1%)
Thermo Electron Corp.
 4.25%, due 1/1/03 (c)............   4,250,000      4,228,750
                                                 ------------
MANUFACTURING (2.3%)
Danaher Corp.
 (zero coupon), due 1/22/21 (d)...   1,310,000        826,937
Tyco International Ltd.
 (zero coupon), due 11/17/20
   (d)(h).........................   4,850,000      3,758,750
                                                 ------------
                                                    4,585,687
                                                 ------------
OIL & GAS SERVICES (3.1%)
Cooper Cameron Corp.
 1.75%, due 5/17/21...............   1,030,000        907,688
Diamond Offshore Drilling, Inc.
 1.50%, due 4/15/31...............     660,000        606,375
Global Marine, Inc.
 (zero coupon), due 6/23/20.......   2,800,000      1,417,500
Nabors Industries, Inc.
 (zero coupon), due 6/20/20.......   1,160,000        733,700
 (zero coupon), due 2/5/21........   1,460,000        799,350

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

        CONVERTIBLE BONDS (CONTINUED)
                                       PRINCIPAL
                                        AMOUNT      VALUE
                                    -------------------------
OIL & GAS SERVICES (Continued)
Pride International, Inc.
 (zero coupon), due 4/24/18.......  $2,490,000   $  1,111,162
Weatherford International, Inc.
 (zero coupon), due 6/30/20.......   1,200,000        705,000
                                                 ------------
                                                    6,280,775
                                                 ------------
POLLUTION CONTROL (1.0%)
Waste Management, Inc.
 4.00%, due 2/1/02................   2,000,000      1,997,500
                                                 ------------
PUBLISHING (1.1%)
Jacor Communications, Inc.
 (zero coupon), due 2/9/18 (d)....   4,310,000      2,144,225
                                                 ------------
RESTAURANTS (0.5%)
Brinker International, Inc.
 (zero coupon), due 10/10/21 (c)..   1,710,000      1,090,125
                                                 ------------
RETAIL STORES (1.3%)
J.C. Penney Co., Inc.
 5.00%, due 10/15/08 (c)..........   2,350,000      2,637,875
                                                 ------------
SPECIALIZED SERVICES (4.8%)
Cendant Corp.
 (zero coupon), due 2/13/21.......   2,740,000      1,972,800
 (zero coupon), due 5/4/21........   1,050,000      1,043,438
CUC International, Inc.
 3.00%, due 2/15/02...............   4,000,000      4,005,000
Interpublic Group of Companies,
 Inc. (The)
 (zero coupon), due 12/14/21 (c)..   1,500,000      1,263,750
Omnicom Group, Inc.
 (zero coupon), due 2/7/31 (d)....   1,350,000      1,383,750
                                                 ------------
                                                    9,668,738
                                                 ------------
SPECIALTY PRINTING (0.7%)
Quebecor World, Inc.
 6.00%, due 10/1/07...............   1,325,000      1,354,813
                                                 ------------
TECHNOLOGY (1.3%)
Lehman Brothers Holdings, Inc.
 Series 1
 0.25%, due 1/5/06................   3,000,000      2,595,000
                                                 ------------
TELECOMMUNICATIONS (0.8%)
EchoStar Communications Corp.
 5.75%, due 5/15/08 (c)...........     390,000        351,000
ITC/DeltaCom, Inc.
 4.50%, due 5/15/06...............   2,600,000        630,500
Nortel Networks Corp.
 4.25%, due 9/1/08 (c)............     630,000        609,525
                                                 ------------
                                                    1,591,025
                                                 ------------

                                      PRINCIPAL
                                       AMOUNT        VALUE
                                    -------------------------
TELEPHONE (2.1%)
Verizon Global Funding Corp.
 (zero coupon), due 5/15/21.......  $3,320,000   $  1,796,950
 4.25%, due 9/15/05 (c)...........   1,600,000      1,592,000
 5.75%, due 4/1/03................     850,000        863,813
                                                 ------------
                                                    4,252,763
                                                 ------------
Total Convertible Bonds
 (Cost $123,625,853)..............                119,026,646
                                                 ------------
            CONVERTIBLE PREFERRED STOCKS (15.6%)
                                      SHARES
                                    ----------
AEROSPACE/DEFENSE (0.7%)
Northrop Grumman Corp.
 7.25% (i)........................       9,800      1,091,720
Titan Capital Trust
 5.75%............................      10,800        415,800
                                                 ------------
                                                    1,507,520
                                                 ------------
AUTO PARTS & EQUIPMENT (0.3%)
Tower Automotive Capital Trust
 6.75%............................      32,500        710,938
                                                 ------------
BANKS (0.5%)
Washington Mutual, Inc.
 5.375% (j).......................      20,500        968,625
                                                 ------------
BROADCAST/MEDIA (1.6%)
Comcast Corp.
 2.00% (k)........................       8,500        467,899
Cox Communications, Inc.
 7.00%............................      15,300        844,101
 7.75% (l)........................      13,300        760,095
Emmis Communications Corp.
 6.25%, Series A..................      23,100        860,475
UnitedGlobalCom, Inc.
 7.00%, Series D (m1).............      39,000        260,832
                                                 ------------
                                                    3,193,402
                                                 ------------
COMMUNICATIONS--EQUIPMENT (0.4%)
Lucent Technologies, Inc.
 8.00% (c)........................         640        741,600
                                                 ------------
COMPUTER SOFTWARE & SERVICES (0.3%)
Electronic Data Systems Corp.
 7.625%...........................       9,500        534,375
                                                 ------------
ELECTRIC POWER COMPANIES (0.3%)
Dominion Resources, Inc.
 9.50% (n)........................      10,700        639,004
                                                 ------------
FINANCE (2.0%)
Cummins Capital Trust I
 7.00%............................      24,960      1,260,480
Equity Securities Trust II
 6.25%............................      40,200        945,504

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

          CONVERTIBLE PREFERRED STOCKS (CONTINUED)
                                        SHARES      VALUE
                                    -------------------------
FINANCE (Continued)
MetLife Capital Trust I
 8.00%............................       8,500   $    843,200
PPL Capital Funding Trust I
 7.75% (o)........................      51,200      1,006,080
                                                 ------------
                                                    4,055,264
                                                 ------------
FOOD (0.1%)
Suiza Capital Trust II
 5.50%............................       5,400        264,600
                                                 ------------
FOOD & HEALTH CARE DISTRIBUTORS (0.4%)
Owens & Minor, Inc.
 5.375%, Series A.................      15,000        727,500
                                                 ------------
HEALTH CARE--HMOs (0.6%)
Anthem, Inc.
 6.00%............................      17,600      1,126,400
                                                 ------------
INDEPENDENT POWER PRODUCERS (0.9%)
Calpine Capital Trust
 5.75%............................       4,900        308,088
Calpine Capital Trust III
 5.00%............................      14,500        491,187
NRG Energy, Inc.
 6.50% (p)........................      57,300      1,007,907
                                                 ------------
                                                    1,807,182
                                                 ------------
INSURANCE (1.3%)
ACE Ltd.
 8.25%............................      17,200      1,405,240
Prudential Financial, Inc.
 6.75% (q)........................      22,100      1,286,220
                                                 ------------
                                                    2,691,460
                                                 ------------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.5%)
El Paso Energy Capital Trust I
 4.75%............................      19,000      1,083,000
                                                 ------------
OIL & GAS SERVICES (0.4%)
Weatherford International, Inc.
 5.00%............................      17,000        784,125
                                                 ------------
PAPER & FOREST PRODUCTS (1.8%)
Boise Cascade Corp.
 7.50% (r)........................      18,000        980,100
International Paper Capital Trust
 5.25%............................      58,100      2,665,337
                                                 ------------
                                                    3,645,437
                                                 ------------
PUBLISHING (0.4%)
Tribune Co.
 2.00% (s)........................      10,000        868,200
                                                 ------------
RAILROADS (1.5%)
Canadian National Railway Co.
 5.25%............................      21,200      1,388,600
Union Pacific Capital Trust
 6.25%............................      35,900      1,723,200
                                                 ------------
                                                    3,111,800
                                                 ------------

                                        SHARES       VALUE
                                    -------------------------
REAL ESTATE INVESTMENT MANAGEMENT (0.7%)
Glenborough Realty Trust, Inc.
 7.75%, Series A..................      65,000   $  1,373,125
                                                 ------------
RESTAURANTS (0.3%)
Wendy's Financing I
 5.00% (t)........................       8,900        518,425
                                                 ------------
TELECOMMUNICATIONS (0.6%)
Nextel Communications, Inc.
 (zero coupon)....................         900        249,188
Qwest Trends Trust
 5.75% (c)........................      31,500        925,312
                                                 ------------
                                                    1,174,500
                                                 ------------
Total Convertible Preferred Stocks
 (Cost $33,343,798)...............                 31,526,482
                                                 ------------
Total Convertible Securities
 (Cost $156,969,651)..............                150,553,128
                                                 ------------
            COMMON STOCKS (12.8%)
BANKS (1.0%)
Bank of New York Co., Inc.
 (The)............................      48,400      1,974,720
                                                 ------------
BROADCAST/MEDIA (0.3%)
Clear Channel Communications, Inc.
 (a)..............................      11,700        595,647
UnitedGlobalCom, Inc.
 Class A (a)......................       7,950         39,750
                                                 ------------
                                                      635,397
                                                 ------------
COMMERCIAL & CONSUMER SERVICES (0.6%)
Powerwave Technologies, Inc.
 (a)..............................       9,000        155,520
Vivendi Universal S.A. ADR (u)....      18,898      1,016,523
                                                 ------------
                                                    1,172,043
                                                 ------------
COMMUNICATIONS--EQUIPMENT (0.3%)
Nokia Corp. ADR (u)...............      26,100        640,233
Tekelec, Inc. (a).................       5,000         90,550
                                                 ------------
                                                      730,783
                                                 ------------
COMPUTER SOFTWARE & SERVICES (0.5%)
Electronic Arts, Inc. (a).........       5,300        317,735
Microsoft Corp. (a)...............       8,100        536,787
Vitria Technology, Inc. (a).......      15,000         95,850
                                                 ------------
                                                      950,372
                                                 ------------
COMPUTER SYSTEMS (0.4%)
EMC Corp. (a).....................      29,800        400,512
Sun Microsystems, Inc. (a)........      28,600        352,924
                                                 ------------
                                                      753,436
                                                 ------------
COMPUTERS--PERIPHERALS (0.0%) (b)
Certicom Corp. (a)................      10,000         21,106
                                                 ------------
CONGLOMERATES (0.1%)
Textron, Inc......................       4,000        165,840
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

          COMMON STOCKS (CONTINUED)
                                        SHARES          VALUE
                                    ----------------------
ELECTRONICS--COMPONENTS (0.3%)
Bookham Technology PLC ADR
 (a)(u)...........................      36,500   $     89,425
Cirrus Logic, Inc. (a)............      21,300        281,586
Flextronics International Ltd.
 (a)..............................      10,300        247,097
                                                 ------------
                                                      618,108
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (1.0%)
ASE Test Ltd. (a).................      65,900        917,987
Fairchild Semiconductor Corp.
 Class A (a)......................      20,400        575,280
Intel Corp........................      10,600        333,370
SONICblue, Inc. (a)...............      41,800        168,872
                                                 ------------
                                                    1,995,509
                                                 ------------
EXCHANGE TRADED FUNDS (2.6%)
DIAMONDS Trust Series 1...........      19,800      1,974,456
Nasdaq-100 Shares (a).............      52,100      2,037,110
S&P 500 Depositary Receipt........      11,100      1,268,952
                                                 ------------
                                                    5,280,518
                                                 ------------
FINANCE (1.1%)
Citigroup, Inc....................      32,274      1,629,192
Stilwell Financial, Inc...........      19,300        525,346
                                                 ------------
                                                    2,154,538
                                                 ------------
FOOD (0.0%) (b)
Fine Host Corp. (a)(f)............       6,624             66
                                                 ------------
HEALTH CARE--MEDICAL PRODUCTS (0.8%)
Boston Scientific Corp. (a).......      34,500        832,140
Medtronic, Inc....................      14,000        716,940
                                                 ------------
                                                    1,549,080
                                                 ------------
HEALTH CARE--MISCELLANEOUS (0.3%)
Beverly Enterprises, Inc. (a).....      82,000        705,200
                                                 ------------
HOUSEHOLD PRODUCTS (0.4%)
Procter & Gamble Co. (The)........      11,800        933,734
                                                 ------------
INSURANCE (0.4%)
Lincoln National Corp.............      15,438        749,804
                                                 ------------
INTERNET SOFTWARE & SERVICES (0.2%)
Interwoven, Inc. (a)..............      40,000        389,600
Portal Software, Inc. (a).........      17,900         37,232
                                                 ------------
                                                      426,832
                                                 ------------
MACHINERY (0.3%)
Ingersoll-Rand Co.
 Class A..........................      12,960        541,858
                                                 ------------
MANUFACTURING (0.3%)
Tyco International Ltd............      11,300        665,570
                                                 ------------
OFFICE EQUIPMENT & SUPPLIES (0.1%)
Moore Corp. Ltd. (a)..............      20,400        193,800
                                                 ------------

                                        SHARES          VALUE

                                    ----------------------
OIL & GAS SERVICES (0.1%)
Devon Energy Corp.................       8,000   $    309,200
                                                 ------------
RAILROADS (0.6%)
Burlington Northern Santa Fe
 Corp.............................      43,600      1,243,908
                                                 ------------
REAL ESTATE INVESTMENT MANAGEMENT (0.2%)
FelCor Lodging Trust, Inc.........      24,700        412,737
                                                 ------------
RETAIL STORES (0.4%)
Kroger Co. (The) (a)..............      37,800        788,886
                                                 ------------
TELECOMMUNICATIONS (0.3%)
AT&T Wireless Services, Inc.
 (a)..............................      14,481        208,092
Telefonaktiebolaget LM Ericsson AB
 ADR (u)..........................      45,500        237,510
WorldCom, Inc.-MCI Group (a)......         400          5,080
WorldCom, Inc.-WorldCom Group
 (a)..............................      10,000        140,800
                                                 ------------
                                                      591,482
                                                 ------------
TOYS (0.2%)
Mattel, Inc.......................      27,600        474,720
                                                 ------------
Total Common Stocks
 (Cost $27,023,584)...............                 26,039,247
                                                 ------------
                   PREFERRED STOCK (0.1%)
METALS (0.1%)
Freeport-McMoRan Copper & Gold,
 Inc.
 7.00%, Series Silver (m2)(v).....      15,000        127,650
                                                 ------------
Total Preferred Stock
 (Cost $159,844)..................                    127,650
                                                 ------------
                         SHORT-TERM
                     INVESTMENTS (13.7%)
                                    PRINCIPAL
                                      AMOUNT
                                    ----------
COMMERCIAL PAPER (9.0%)
Abbey National North America
 1.83%, due 1/3/02................  $3,000,000      2,999,695
General Electric Capital Corp.
 1.84%, due 1/10/02...............   8,000,000      7,996,317
Goldman Sachs Group, Inc.
 2.05%, due 1/2/02................   4,520,000      4,519,743
Halifax PLC
 1.90%, due 1/4/02................   3,000,000      2,999,524
                                                 ------------
Total Commercial Paper
 (Cost $18,515,279)...............                 18,515,279
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                         SHORT-TERM
                   INVESTMENTS (CONTINUED)
                                      SHARES        VALUE
                                    -------------------------
INVESTMENT COMPANY (4.7%)
Merrill Lynch Premier
 Institutional Fund...............   9,425,567   $  9,425,567
                                                 ------------
Total Investment Company
 (Cost $9,425,567)................                  9,425,567
                                                 ------------
Total Short-Term Investments
 (Cost $27,940,846)...............                 27,940,846
                                                 ------------
Total Investments
 (Cost $212,093,925)(w)...........       101.0%   204,660,871(x)
Liabilities in Excess of Cash and
 Other Assets.....................        (1.0)    (2,096,416)
                                    ----------   ------------
Net Assets........................       100.0%  $202,564,455
                                    ==========   ============

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d) LYON--Liquid Yield Option Note: callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.
(e) Eurobond-bond denominated in U.S. dollars or other currencies and sold to investors outside the country whose currency is used.
(f)   Fair valued security.
(g)  Issuer in default.
(h)  Yankee bond.
(i) Equity Units--each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares of common stock.
(j) Unit Preferred-each unit reflects 1 preferred share plus 1 warrant to acquire 1.2081 shares of common stock.
(k)  ZONES--Zero-premium Option Note Exchangeable Security.
(l)   PRIZES--Participating Redeemable Indexed Zero-premium Exchangeable
      Security.
(m1) Depositary Shares--each share represents ownership of 1/20th of a share of 7.00%, Series D Senior Cumulative Convertible Preferred Stock.
(m2) Depositary Shares--each share represents 0.025 shares of silver denominated preferred stock.
(n) PIES Units (Premium Income Equity Security Units)--each unit reflects a Senior note plus 1 purchase contract to acquire shares of common stock.
(o) PEPS Units (Premium Equity Participating Security Units)--each unit reflects a Trust Preferred Security plus 1 purchase contract to acquire shares of common stock.
(p) Corporate Units--each unit reflects $25 principal amount of NRG Energy, Inc. 6.50% senior debentures plus 1 purchase contract to acquire shares of common stock.
(q) Equity Security Units--each unit reflects 1 share of a redeemable capital security, of a trust owned by Prudential Financial, Inc., plus 1 purchase contract to acquire shares of common stock.
(r) Equity Units--each unit reflects 1 share of a preferred security of Boise Cascade Trust I plus 1 purchase contract to acquire shares of common stock.
(s)  PHONES--Participation Hybrid Option Note Exchangeable Security.
(t)  TECONS--Term Convertible Security.
(u)  ADR--American Depositary Receipt.
(v)  Dividend equals U.S. dollar equivalent of 0.04125 oz. of silver per share.
(w)  The cost for federal income tax purposes is $213,280,556.
(x) At December 31, 2001 net unrealized depreciation was $8,619,685, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $7,046,717 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $15,666,402.
E    Security denominated in Euro.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $212,093,925).........   $204,660,871
Cash.....................................        263,160
Receivables:
  Investment securities sold.............      3,131,508
  Dividends and interest.................        770,228
  Fund shares sold.......................        296,223
                                            ------------
        Total assets.....................    209,121,990
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      6,379,658
  Adviser................................         60,559
  Administrator..........................         33,644
  Custodian..............................          4,293
  Fund shares redeemed...................          2,119
Accrued expenses.........................         77,262
                                            ------------
        Total liabilities................      6,557,535
                                            ------------
Net assets applicable to outstanding
  shares.................................   $202,564,455
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    200,421
Additional paid-in capital...............    232,924,269
Accumulated net investment loss..........       (125,566)
Accumulated net realized loss on
  investments and foreign currency
  transactions...........................    (23,001,620)
Net unrealized depreciation on
  investments and translation of other
  assets and liabilities in foreign
  currencies.............................     (7,433,049)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $202,564,455
                                            ============
Shares of capital stock outstanding......     20,042,103
                                            ============
Net asset value per share outstanding....   $      10.11
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:
Income:
  Interest...............................   $  5,132,630
  Dividends (a)..........................      3,260,554
                                            ------------
        Total income.....................      8,393,184
                                            ------------
Expenses:
  Advisory...............................        667,556
  Administration.........................        370,864
  Shareholder communication..............         84,333
  Professional...........................         44,656
  Custodian..............................         30,301
  Portfolio pricing......................         14,678
  Directors..............................          6,557
  Miscellaneous..........................         17,831
                                            ------------
        Total expenses...................      1,236,776
                                            ------------
Net investment income....................      7,156,408
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized loss on investments and
  foreign currency transactions..........    (17,768,962)
Net change in unrealized depreciation on
  investments and translation of other
  assets and liabilities in foreign
  currencies.............................      6,040,073
                                            ------------
Net realized and unrealized loss on
  investments............................    (11,728,889)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $ (4,572,481)
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $2,783.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                  2001           2000
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  7,156,408   $  6,145,249
  Net realized gain (loss) on investments and foreign
    currency transactions...................................   (17,768,962)       776,636
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........     6,040,073    (19,397,131)
                                                              ------------   ------------
  Net decrease in net assets resulting from operations......    (4,572,481)   (12,475,246)
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................    (7,235,303)    (6,056,265)
  From net realized gain on investments.....................            --    (11,411,093)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......    (7,235,303)   (17,467,358)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    55,494,765     99,435,608
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............     7,235,303     17,467,358
                                                              ------------   ------------
                                                                62,730,068    116,902,966
  Cost of shares redeemed...................................   (16,442,430)   (13,709,415)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    46,287,638    103,193,551
                                                              ------------   ------------
Net increase in net assets..................................    34,479,854     73,250,947
NET ASSETS:
Beginning of year...........................................   168,084,601     94,833,654
                                                              ------------   ------------
End of year.................................................  $202,564,455   $168,084,601
                                                              ============   ============
Accumulated net investment loss at end of year..............  $   (125,566)  $         --
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                               YEAR ENDED DECEMBER 31
                                                                2001         2000         1999       1998       1997
                                                              --------------------------------------------------
Net asset value at beginning of year........................  $  10.71     $  12.68     $  10.33   $  10.76   $  10.27
                                                              --------     --------     --------   --------   --------
Net investment income.......................................      0.36(a)      0.42         0.49       0.51       0.44
Net realized and unrealized gain (loss) on investments and
 foreign currency transactions..............................     (0.58)       (1.00)        3.81      (0.02)      1.12
                                                              --------     --------     --------   --------   --------
Total from investment operations............................     (0.22)       (0.58)        4.30       0.49       1.56
                                                              --------     --------     --------   --------   --------
Less dividends and distributions:
 From net investment income.................................     (0.38)       (0.42)       (0.49)     (0.52)     (0.44)
 From net realized gain on investments......................        --        (0.97)       (1.46)     (0.40)     (0.63)
                                                              --------     --------     --------   --------   --------
Total dividends and distributions...........................     (0.38)       (1.39)       (1.95)     (0.92)     (1.07)
                                                              --------     --------     --------   --------   --------
Net asset value at end of year..............................  $  10.11     $  10.71     $  12.68   $  10.33   $  10.76
                                                              ========     ========     ========   ========   ========
Total investment return.....................................     (2.18%)      (5.02%)      41.98%      4.49%     15.43%
Ratios (to average net assets)/Supplemental Data:
 Net investment income......................................      3.86%(a)     4.25%        4.52%      5.19%      5.13%
 Net expenses...............................................      0.67%        0.66%        0.71%      0.72%      0.73%
 Expenses (before reimbursement)............................      0.67%        0.66%        0.71%      0.72%      0.78%
Portfolio turnover rate.....................................       171%         183%         264%       209%       217%
Net assets at end of year (in 000's)........................  $202,564     $168,085     $ 94,834   $ 57,711   $ 39,768

------------

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

Decrease net investment income..............................  $(0.00)(b)
Increase net realized and unrealized gains and losses.......    0.00(b)
Decrease ratio of net investment income.....................   (0.11%)

(b)  Less than one cent per share.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001


COMMON STOCKS (91.5%)+
                                    SHARES        VALUE
                                  ------------------------
AIRLINES (0.4%)
Delta Air Lines, Inc. ..........      2,100    $    61,446
UAL Corp. ......................      4,200         56,700
                                               -----------
                                                   118,146
                                               -----------
AUTO PARTS & EQUIPMENT (0.8%)
TRW Inc. .......................      6,400        237,056
                                               -----------
BANKS (7.8%)
BB&T Corp. .....................     11,800        426,098
Comerica, Inc. .................      2,700        154,710
Golden West Financial Corp. ....      2,100        123,585
KeyCorp.........................      6,200        150,908
M&T Bank Corp. .................      5,900        429,815
National City Corp. ............      6,200        181,288
PNC Financial Services Group,
 Inc. ..........................      7,800        438,360
SunTrust Banks, Inc. ...........      6,900        432,630
                                               -----------
                                                 2,337,394
                                               -----------
CHEMICALS (5.1%)
Air Products and Chemicals,
 Inc. ..........................      5,050        236,895
Arch Chemicals, Inc. ...........     12,900        299,280
Crompton Corp. .................     44,700        402,300
Solutia Inc. ...................     42,200        591,644
                                               -----------
                                                 1,530,119
                                               -----------
COMMUNICATIONS--EQUIPMENT (0.7%)
Tellabs, Inc. (a)...............     14,500        217,935
                                               -----------
COMPUTER SOFTWARE & SERVICES (1.1%)
Computer Sciences Corp. (a).....      6,900        337,962
                                               -----------
COMPUTER SYSTEMS (1.0%)
Gateway, Inc. (a)...............     35,500        285,420
                                               -----------
CONGLOMERATES (0.8%)
Textron, Inc. ..................      5,700        236,322
                                               -----------
CONSUMER PRODUCTS (0.8%)
Energizer Holdings, Inc. (a)....     11,800        224,790
                                               -----------
ELECTRIC POWER COMPANIES (14.5%)
Allegheny Energy, Inc. .........     21,100        764,242
Constellation Energy Group,
 Inc. ..........................      4,200        111,510
DTE Energy Co. .................      7,700        322,938
Entergy Corp. ..................      4,700        183,817
FirstEnergy Corp. ..............     28,300        989,934
Mirant Corp. (a)................      7,100        113,742
Niagara Mohawk Holdings, Inc.
 (a)............................     21,800        386,514
PG&E Corp. (a)..................     27,200        523,328
PPL Corp. ......................      8,800        306,680
Sierra Pacific Resources........     16,500        248,325
TXU Corp. ......................      8,100        381,915
                                               -----------
                                                 4,332,945
                                               -----------

------------
+ Percentages indicated are based on Portfolio net assets.

                                    SHARES        VALUE
                                  -------------------------
ELECTRONICS--DEFENSE (0.9%)
Raytheon Co. ...................      7,900    $   256,513
                                               -----------
FOOD (0.9%)
Heinz (H. J.) Co. ..............      6,200        254,944
                                               -----------
HEALTH CARE--MEDICAL PRODUCTS (4.7%)
Bausch & Lomb Inc. .............     20,600        775,796
Becton, Dickinson & Co. ........     12,800        424,320
Boston Scientific Corp. (a).....      8,000        192,960
                                               -----------
                                                 1,393,076
                                               -----------
HEAVY DUTY TRUCKS (3.9%)
Cummins, Inc. ..................      6,900        265,926
Navistar International Corp.
 (a)............................     22,480        887,960
                                               -----------
                                                 1,153,886
                                               -----------
HOUSEHOLD PRODUCTS (2.7%)
Clorox Co. .....................     20,000        791,000
                                               -----------
HOUSEWARES (2.0%)
Fortune Brands, Inc. ...........     15,400        609,686
                                               -----------
INDEPENDENT POWER PRODUCERS (1.3%)
NRG Energy, Inc. (a)............     10,100        156,550
Reliant Resources, Inc. (a).....     13,800        227,838
                                               -----------
                                                   384,388
                                               -----------
INSURANCE (5.8%)
Aon Corp. ......................      6,700        237,984
Hartford Financial Services
 Group Inc. ....................      7,100        446,093
Lincoln National Corp. .........      6,200        301,134
Phoenix Cos., Inc. (The) (a)....     40,800        754,800
                                               -----------
                                                 1,740,011
                                               -----------
INVESTMENT BANK/BROKERAGE (1.4%)
Lehman Brothers Holdings
 Inc. ..........................      6,400        427,520
                                               -----------
LEISURE TIME (1.0%)
Callaway Golf Co. ..............     15,300        292,995
                                               -----------
MACHINERY (0.9%)
Ingersoll-Rand Co. .............      6,200        259,222
                                               -----------
MANUFACTURING (2.4%)
AGCO Corp. .....................     21,100        332,958
American Standard Cos., Inc.
 (a)............................      5,800        395,734
                                               -----------
                                                   728,692
                                               -----------
OFFICE EQUIPMENT & SUPPLIES (2.1%)
Imagistics International Inc.
 (a)............................      1,136         14,030
Pitney Bowes Inc. ..............     16,000        601,760
                                               -----------
                                                   615,790
                                               -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

         COMMON STOCKS (CONTINUED)
                                     SHARES       VALUE
                                  -------------------------
OIL & GAS SERVICES (4.7%)
Burlington Resources Inc. ......      5,200    $   195,208
ENSCO International Inc. .......      7,800        193,830
Kerr-McGee Corp. ...............      5,200        284,960
Unocal Corp. ...................     20,000        721,400
                                               -----------
                                                 1,395,398
                                               -----------
OIL--INTEGRATED DOMESTIC (0.7%)
Sunoco, Inc. ...................      5,600        209,104
                                               -----------
PAPER & FOREST PRODUCTS (3.2%)
International Paper Co. ........     16,400        661,740
Mead Corp. (The)................      9,650        298,088
                                               -----------
                                                   959,828
                                               -----------
RAILROADS (2.2%)
Burlington Northern Santa Fe
 Corp. .........................     17,000        485,010
CSX Corp. ......................      5,300        185,765
                                               -----------
                                                   670,775
                                               -----------
REAL ESTATE INVESTMENT/MANAGEMENT (4.4%)
Developers Diversified Realty
 Corp. .........................     11,200        213,920
Health Care Property Investors,
 Inc. ..........................      8,300        300,543
Healthcare Realty Trust Inc. ...     12,300        344,400
Highwoods Properties, Inc. .....      7,900        205,005
Nationwide Health Properties,
 Inc. ..........................     12,700        237,363
                                               -----------
                                                 1,301,231
                                               -----------
RESTAURANTS (1.5%)
TRICON Global Restaurants, Inc.
 (a)............................      9,300        457,560
                                               -----------
RETAIL (8.7%)
Albertson's, Inc. ..............     13,900        437,711
Federated Department Stores,
 Inc. (a).......................     14,400        588,960
Limited, Inc. (The).............     26,000        382,720
Payless ShoeSource, Inc. (a)....      4,200        235,830
Sears, Roebuck and Co. .........     20,000        952,800
                                               -----------
                                                 2,598,021
                                               -----------
TELECOMMUNICATIONS (1.2%)
Sprint Group (Fon Group)........     17,800        357,424
                                               -----------
TELEPHONE (0.9%)
ALLTEL Corp. ...................      4,200        259,266
                                               -----------
TRANSPORTATION (1.0%)
FedEx Corp. (a).................      5,800        300,904
                                               -----------
Total Common Stocks
 (Cost $26,493,184).............                27,275,323
                                               -----------
                 SHORT-TERM
             INVESTMENTS (9.7%)
                                  PRINCIPAL
                                    AMOUNT
                                  ----------
COMMERCIAL PAPER (9.7%)
Federal Home Loan Banks
 1.84%, due 1/2/02..............  $1,000,000       999,949
Freddie Mac Discount Note
 1.45%, due 1/2/02..............    675,000        674,973
General Electric Capital Corp.
 1.84%, due 1/10/02.............  1,225,000      1,224,436
                                               -----------
Total Short-Term Investments
 (Cost $2,899,358)..............                 2,899,358
                                               -----------
Total Investments
 (Cost $29,392,542) (b).........      101.2%    30,174,681(c)
Liabilities in Excess of
 Cash and Other Assets..........       (1.2)      (353,453)
                                  ----------   -----------
Net Assets......................      100.0%   $29,821,228
                                  ==========   ===========
----------
(a)  Non-income producing security.
(b) The cost for federal income tax purposes is
    $29,436,577.
(c)  At December 31, 2001 net unrealized appreciation was
     $738,104, based on cost for federal income tax
     purposes. This consisted of aggregate gross unrealized
     appreciation for all investments on which there was an
     excess of market value over cost of $1,380,972 and
     aggregate gross unrealized depreciation for all
     investments on which there was an excess of cost over
     market value of $642,868.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $29,392,542)...........   $30,174,681
Cash......................................        11,577
Receivables:
  Fund shares sold........................       205,261
  Dividends and interest..................        41,447
                                             -----------
        Total assets......................    30,432,966
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........       560,854
  Manager.................................        17,735
  Shareholder communication...............         5,521
  Custodian...............................         3,092
Accrued expenses..........................        24,536
                                             -----------
        Total liabilities.................       611,738
                                             -----------
Net assets applicable to outstanding
  shares..................................   $29,821,228
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    30,281
Additional paid-in capital................    29,237,683
Accumulated undistributed net investment
  income..................................         4,070
Accumulated net realized loss on
  investments.............................      (232,945)
Net unrealized appreciation on
  investments.............................       782,139
                                             -----------
Net assets applicable to outstanding
  shares..................................   $29,821,228
                                             ===========
Shares of capital stock outstanding.......     3,028,059
                                             ===========
Net asset value per share outstanding.....   $      9.85
                                             ===========

STATEMENT OF OPERATIONS
For the period July 2, 2001 through December 31, 2001

INVESTMENT INCOME:
Income:
  Dividends.............................   $     198,957
  Interest..............................          34,783
                                           -------------
        Total income....................         233,740
                                           -------------
Expenses:
  Manager...............................          65,588
  Professional..........................          26,439
  Shareholder communication.............           5,563
  Custodian.............................           3,956
  Portfolio pricing.....................           3,688
  Directors.............................             452
  Miscellaneous.........................          14,715
                                           -------------
        Total expenses before
          reimbursement.................         120,401
  Expense reimbursement from Manager....         (37,011)
                                           -------------
        Net expenses....................          83,390
                                           -------------
Net investment income...................         150,350
                                           -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized loss on investments........        (242,530)
Net unrealized appreciation on
  investments...........................         782,139
                                           -------------
Net realized and unrealized gain on
  investments...........................         539,609
                                           -------------
Net increase in net assets resulting
  from operations.......................   $     689,959
                                           =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EQUITY INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the period July 2, 2001 through December 31, 2001

                                                                 2001
                                                              -----------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $   150,350
  Net realized loss on investments..........................     (242,530)
  Net unrealized appreciation on investments................      782,139
                                                              -----------
  Net increase in net assets resulting from operations......      689,959
                                                              -----------
Dividends to shareholders:
  From net investment income................................     (147,346)
                                                              -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   30,312,031
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................      147,346
                                                              -----------
                                                               30,459,377
  Cost of shares redeemed...................................   (1,180,762)
                                                              -----------
  Increase in net assets derived from capital share
    transactions............................................   29,278,615
                                                              -----------
Net increase in net assets..................................   29,821,228
NET ASSETS:
Beginning of period.........................................           --
                                                              -----------
End of period...............................................  $29,821,228
                                                              ===========
Accumulated undistributed net investment income at end of
  period....................................................  $     4,070
                                                              ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                JULY 2,
                                                                2001(a)
                                                                THROUGH
                                                              DECEMBER 31,
                                                                  2001
                                                              ------------
Net asset value at beginning of period......................    $ 10.00
                                                                -------
Net investment income.......................................       0.05
Net realized and unrealized loss on investments.............      (0.15)
                                                                -------
Total from investment operations............................      (0.10)
                                                                -------
Less dividends:
  From net investment income................................      (0.05)
                                                                -------
Net asset value at end of period............................    $  9.85
                                                                =======
Total investment return.....................................      (1.03%)(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................       1.60%+
  Net expenses..............................................       0.89%+
  Expenses (before reimbursement)...........................       1.29%+
Portfolio turnover rate.....................................         21%
Net assets at end of period (in 000's)......................    $$29,821

------------

(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +   Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

                  LONG-TERM BONDS (88.2%)+
               ASSET-BACKED SECURITIES (3.9%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
AUTOMOBILES (1.3%)
DaimlerChrysler Auto Trust Series
 2001-D Class A3
 3.15%, due 11/6/05..............  $ 2,950,000   $  2,927,005
                                                 ------------
ELECTRIC POWER COMPANIES (1.5%)
Massachusetts RRB
 Special Purpose Trust
 Series 2001-1 Class A
 6.53%, due 6/1/13...............    3,193,751      3,278,487
                                                 ------------
HOME EQUITY LOANS (0.1%)
Southern Pacific Secured Assets
 Corp.
 Series 1997-1 Class A-1
 2.13%, due 4/25/27 (c)..........      130,895        130,913
                                                 ------------
TRANSPORTATION--MISCELLANEOUS (0.7%)
Attransco Inc.
 Series 1998
 6.11%, due 10/1/07..............    1,500,000      1,524,000
                                                 ------------
UTILITIES--ELECTRIC & GAS (0.3%)
Public Service Electric & Gas
 Transition Funding LLC
 Series 2001-1 Class A7
 6.75%, due 6/15/16..............      780,000        805,603
                                                 ------------
Total Asset-Backed Securities
 (Cost $8,648,211)...............                   8,666,008
                                                 ------------
CORPORATE BONDS (4.0%)
AUTOMOBILES (0.4%)
Ford Motor Corp.
 7.45%, due 7/16/31..............    1,120,000      1,026,131
                                                 ------------
ELECTRIC POWER COMPANIES (0.5%)
PPL Energy Supply LLC
 6.40%, due 11/1/11 (b)..........    1,145,000      1,066,272
                                                 ------------
FINANCE (0.7%)
Boeing Capital Corp.
 Series XI
 4.88%, due 8/20/04..............    1,500,000      1,514,160
                                                 ------------
FOOD (0.3%)
Tyson Foods, Inc.
 Class A
 7.25%, due 10/1/06 (b)..........      545,000        565,168
                                                 ------------
PAPER & FOREST PRODUCTS (0.7%)
International Paper Co.
 8.00%, due 7/8/03...............    1,625,000      1,712,690
                                                 ------------


------------
+ Percentages indicated are based on Portfolio net assets.


                                     PRINCIPAL
                                       AMOUNT       VALUE
                                   --------------------------
TELECOMMUNICATIONS--CELLULAR WIRELESS (0.3%)
AT&T Wireless Services, Inc.
 8.75%, due 3/1/31...............  $   655,000   $    742,369
                                                 ------------
TELECOMMUNICATIONS--LONG DISTANCE (0.7%)
Intermedia Communications Inc.
 Series B
 (zero coupon), due 7/15/07
 11.25%, beginning 7/15/02.......      860,000        869,675
WorldCom, Inc.--WorldCom Group
 8.25%, due 5/15/31..............      650,000        687,086
                                                 ------------
                                                    1,556,761
                                                 ------------
WASTE MANAGEMENT (0.4%)
Republic Services, Inc.
 6.75%, due 8/15/11..............      830,000        831,112
                                                 ------------
Total Corporate Bonds
 (Cost $8,959,802)...............                   9,014,663
                                                 ------------
MORTGAGE-BACKED SECURITIES (5.6%)
COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
MORTGAGE OBLIGATIONS) (5.6%)
Fannie Mae Grantor Trust Series
 2001-T11 Class B
 5.503%, due 9/25/11.............    6,900,000      6,620,985
 Series 2001-T2 Class B
 6.022%, due 11/25/10............    2,440,000      2,435,176
First Union-Chase Commercial
 Mortgage
 Series 1999-C2 Class A2
 6.645%, due 4/15/09.............    2,221,000      2,305,316
GMAC Commercial Mortgage
 Securities Inc.
 Series 1998-C2 Class A2
 6.42%, due 5/15/35..............    1,200,000      1,237,604
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $12,783,784)..............                  12,599,081
                                                 ------------
U.S. GOVERNMENT &
FEDERAL AGENCIES (74.7%)
FEDERAL HOME LOAN BANK (0.6%)
 5.125%, due 9/15/03.............    1,250,000      1,292,423
                                                 ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (12.3%)
 3.50%, due 9/15/03..............    7,975,000      8,040,267
 5.00%, due 5/15/04..............    5,020,000      5,183,452
 5.50%, due 1/14/32 TBA (a)......    3,430,000      3,256,356
 6.375%, due 8/1/11..............    8,200,000      8,200,828
 7.00%, due 3/15/10..............    2,515,000      2,735,387
                                                 ------------
                                                   27,416,290
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                      U.S. GOVERNMENT &
                FEDERAL AGENCIES (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (7.1%)
 5.125%, due 2/13/04.............  $ 2,110,000   $  2,181,983
 5.75%, due 2/15/08 (d)..........    6,530,000      6,687,974
 6.25%, due 2/1/11...............    2,340,000      2,380,098
 6.625%, due 11/15/30............    4,425,000      4,629,431
                                                 ------------
                                                   15,879,486
                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-
 THROUGH SECURITIES) (22.4%)
 5.50%, due 8/1/14 - 8/1/15......    5,024,224      4,981,965
 5.50%, due 1/17/17 TBA (a)......   12,260,000     12,049,275
 6.00%, due 10/1/16 - 11/1/31
   (e)...........................   10,443,259     10,371,284
 6.50%, due 10/1/31 (e)..........    6,885,526      6,896,715
 7.50%, due 1/1/30 - 8/1/31
   (e)...........................   15,188,602     15,705,261
                                                 ------------
                                                   50,004,500
                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (6.0%)
 6.00%, due 2/21/32 TBA (a)......    5,645,000      5,509,170
 6.50%, due 7/15/28 - 8/15/28....    4,697,635      4,725,269
 7.50%, due 12/15/28.............    3,048,022      3,172,326
                                                 ------------
                                                   13,406,765
                                                 ------------
UNITED STATES TREASURY BONDS (13.0%)
 5.375%, due 2/15/31 (d).........   10,970,000     10,810,606
 6.25%, due 8/15/23 - 5/15/30
 (d).............................    4,070,000      4,332,943
 7.50%, due 11/15/16.............    1,705,000      2,016,163
 8.75%, due 8/15/20 (d)..........    8,935,000     11,986,839
                                                 ------------
                                                   29,146,551
                                                 ------------
UNITED STATES TREASURY NOTES (13.3%)
 4.625%, due 5/15/06 (d).........   11,135,000     11,286,325
 7.00%, due 7/15/06 (d)..........   16,605,000     18,358,820
                                                 ------------
                                                   29,645,145
                                                 ------------
Total U.S. Government & Federal
 Agencies
 (Cost $164,903,935).............                 166,791,160
                                                 ------------
Total Long-Term Bonds
 (Cost $195,295,732).............                 197,070,912
                                                 ------------

                         SHORT-TERM
                     INVESTMENTS (20.2%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
COMMERCIAL PAPER (6.7%)
American Express Credit Corp.
 1.76%, due 1/7/02...............  $ 3,000,000   $  2,999,119
General Electric Capital Corp.
 1.84%, due 1/10/02..............    5,000,000      4,997,699

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
COMMERCIAL PAPER (Continued)
Goldman Sachs Group, Inc.
 2.05%, due 1/2/02...............  $ 2,000,000   $  1,999,886
Halifax PLC
 1.79%, due 1/10/02..............    5,000,000      4,997,761
                                                 ------------
Total Commercial Paper
 (Cost $14,994,465)..............                  14,994,465
                                                 ------------
FEDERAL AGENCIES (10.5%)
Federal Home Loan Bank (Discount
 Note)
 1.84%, due 1/2/02...............    5,000,000      4,999,744
                                                 ------------
Federal Home Loan Mortgage
 Corporation (Discount Note)
 1.47%, due 1/2/02...............    1,200,000      1,199,951
 1.75%, due 1/9/02...............    7,000,000      6,997,275
                                                 ------------
                                                    8,197,226
                                                 ------------
Federal National Mortgage
 Association (Discount Note)
 1.73%, due 1/10/02..............   10,122,000     10,117,618
                                                 ------------
Total Federal Agencies
 (Cost $23,314,588)..............                  23,314,588
                                                 ------------
                                     SHARES
                                   -----------
INVESTMENT COMPANY (3.0%)
Merrill Lynch Premier
 Institutional Fund..............    6,787,657      6,787,657
                                                 ------------
Total Investment Company
 (Cost $6,787,657)...............                   6,787,657
                                                 ------------
Total Short-Term Investments
 (Cost $45,096,710)..............                  45,096,710
                                                 ------------
Total Investments
 (Cost $240,392,442) (f).........        108.4%   242,167,622(g)
Liabilities in Excess of
 Cash and Other Assets...........         (8.4)   (18,780,773)
                                   -----------   ------------
Net Assets.......................        100.0%  $223,386,849
                                   ===========   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

------------
(a) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(b) May be sold to institutional investors only.
(c)  Floating rate. Rate shown is the rate in effect at December 31, 2001.
(d) Represents securities out on loan or a portion which is out on loan. (See
    Note 2J)
(e)  Segregated or partially segregated as collateral for TBA.
(f)  The cost for federal income tax purposes is $240,525,834.
(g) At December 31, 2001 net unrealized appreciation was $1,641,788, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,981,409 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,339,621.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GOVERNMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value*
  (identified cost $240,392,442).........   $242,167,622
Collateral held for securities loaned, at
  value (Note 2J)........................     55,771,667
Cash.....................................          7,569
Receivables:
  Interest...............................      2,481,996
  Fund shares sold.......................        158,484
                                            ------------
        Total assets.....................    300,587,338
                                            ------------
LIABILITIES:
Securities lending collateral (Note
  2J)....................................     55,771,667
Payables:
  Investment securities purchased........     21,205,705
  Adviser................................         56,370
  Fund shares redeemed...................         51,857
  Administrator..........................         37,580
  Shareholder communication..............         33,037
  Custodian..............................          4,360
Accrued expenses.........................         39,913
                                            ------------
        Total liabilities................     77,200,489
                                            ------------
Net assets applicable to outstanding
  shares.................................   $223,386,849
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    215,905
Additional paid-in capital...............    228,206,406
Accumulated undistributed net investment
  income.................................         97,059
Accumulated net realized loss on
  investments............................     (6,907,701)
Net unrealized appreciation on
  investments............................      1,775,180
                                            ------------
Net assets applicable to outstanding
  shares.................................   $223,386,849
                                            ============
Shares of capital stock outstanding......     21,590,541
                                            ============
Net asset value per share outstanding....   $      10.35
                                            ============

------------
* Includes securities on loan with an average cost of $50,679,682 and a market value of $51,641,817.
STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:
Income:
  Interest...............................   $  9,855,250
                                            ------------
Expenses:
  Advisory...............................        527,141
  Administration.........................        351,427
  Shareholder communication..............         70,662
  Professional...........................         49,754
  Custodian..............................         24,076
  Directors..............................          6,200
  Portfolio pricing......................          2,569
  Miscellaneous..........................         14,901
                                            ------------
        Total expenses...................      1,046,730
                                            ------------
Net investment income....................      8,808,520
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments.........      4,004,610
Net change in unrealized appreciation on
  investments............................     (2,677,533)
                                            ------------
Net realized and unrealized gain on
  investments............................      1,327,077
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 10,135,597
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                  2001           2000
                                                              -------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $  8,808,520   $  7,579,688
  Net realized gain (loss) on investments...................     4,004,610     (1,727,594)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................    (2,677,533)     7,531,197
                                                              ------------   ------------
  Net increase in net assets resulting from operations......    10,135,597     13,383,291
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................    (8,896,190)    (7,549,490)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................   107,969,183     24,304,441
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................     8,896,190      7,549,490
                                                              ------------   ------------
                                                               116,865,373     31,853,931
  Cost of shares redeemed...................................   (25,107,440)   (78,353,120)
                                                              ------------   ------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................    91,757,933    (46,499,189)
                                                              ------------   ------------
Net increase (decrease) in net assets.......................    92,997,340    (40,665,388)
NET ASSETS:
Beginning of year...........................................   130,389,509    171,054,897
                                                              ------------   ------------
End of year.................................................  $223,386,849   $130,389,509
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $     97,059   $     54,989
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                              YEAR ENDED DECEMBER 31
                                                                2001          2000       1999       1998       1997
                                                              -------------------------------------------------------
Net asset value at beginning of year........................  $  10.11      $   9.56   $  10.27   $   9.83   $   9.59
                                                              --------      --------   --------   --------   --------
Net investment income.......................................      0.42(a)       0.62       0.53       0.45       0.67
Net realized and unrealized gain (loss) on investments......      0.25          0.55      (0.71)      0.44       0.24
                                                              --------      --------   --------   --------   --------
Total from investment operations............................      0.67          1.17      (0.18)      0.89       0.91
                                                              --------      --------   --------   --------   --------
Less dividends:
  From net investment income................................    (0.43)         (0.62)     (0.53)     (0.45)     (0.67)
                                                              --------      --------   --------   --------   --------
Net asset value at end of year..............................  $  10.35      $  10.11   $   9.56   $  10.27   $   9.83
                                                              ========      ========   ========   ========   ========
Total investment return.....................................      6.64%        12.22%     (1.74%)     9.00%      9.48%
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................      5.01%(a)      6.29%      5.47%      5.50%      6.71%
  Expenses..................................................      0.60%         0.60%      0.59%      0.63%      0.63%
Portfolio turnover rate.....................................       137%          311%       328%       405%       345%
Net assets at end of year (in 000's)........................  $223,387      $130,390   $171,055   $119,021   $ 73,755

------------

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

Decrease net investment income..............................  $(0.04)
Increase net realized and unrealized gains and losses.......    0.04
Decrease ratio of net investment income.....................   (0.39%)

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

                    COMMON STOCKS (97.2%)+
                                    SHARES          VALUE
                                  ------------------------
AEROSPACE/DEFENSE (3.9%)
General Dynamics Corp. .........      158,000   $   12,583,120
Lockheed Martin Corp. ..........      350,000       16,334,500
United Technologies Corp. ......      190,000       12,279,700
                                                --------------
                                                    41,197,320
                                                --------------
ALUMINUM (0.8%)
Alcoa Inc. .....................      234,700        8,343,585
                                                --------------
BANKS (2.9%)
Bank of America Corp. ..........      157,500        9,914,625
FleetBoston Financial Corp. ....      307,000       11,205,500
JP Morgan Chase & Co. ..........      260,700        9,476,445
                                                --------------
                                                    30,596,570
                                                --------------
BEVERAGES (3.6%)
Anheuser-Busch Cos., Inc. ......      332,000       15,009,720
PepsiCo, Inc. ..................      480,300       23,385,807
                                                --------------
                                                    38,395,527
                                                --------------
BIOTECHNOLOGY (1.7%)
Genentech, Inc. (a).............      136,000        7,378,000
Gilead Sciences, Inc. (a).......       76,100        5,001,292
IDEC Pharmaceuticals Corp.
 (a)............................       78,100        5,383,433
                                                --------------
                                                    17,762,725
                                                --------------
BROADCAST/MEDIA (4.3%)
Charter Communications, Inc.
 (a)............................      799,600       13,137,428
Clear Channel Communications,
 Inc. (a).......................      315,443       16,059,203
USA Networks, Inc. (a)..........      594,000       16,222,140
                                                --------------
                                                    45,418,771
                                                --------------
CHEMICALS (1.0%)
Dow Chemical Co. (The)..........      300,000       10,134,000
                                                --------------
COMMUNICATIONS--EQUIPMENT (3.2%)
Cisco Systems, Inc. (a).........      596,000       10,793,560
Nokia Corp. PLC ADR (b).........      441,700       10,834,901
QUALCOMM Inc. (a)...............      248,500       12,549,250
                                                --------------
                                                    34,177,711
                                                --------------
COMPUTER SOFTWARE & SERVICES (6.2%)
Affiliated Computer Services,
 Inc. (a).......................       75,700        8,034,041
Computer Associates
 International, Inc. ...........      190,000        6,553,100
Compuware Corp. (a).............      560,000        6,602,400
Concord EFS, Inc. (a)...........      498,000       16,324,440
Fiserv, Inc. (a)................      371,000       15,700,720
Microsoft Corp. (a).............      188,300       12,478,641
                                                --------------
                                                    65,693,342
                                                --------------


------------
+ Percentages indicated are based on Portfolio net assets.


                                     SHARES         VALUE
                                  ----------------------------
COMPUTER SYSTEMS (4.4%)
Dell Computer Corp. (a).........      416,000   $   11,306,880
International Business Machines
 Corp. .........................      144,000       17,418,240
Lexmark International, Inc.
 (a)............................      298,000       17,582,000
                                                --------------
                                                    46,307,120
                                                --------------
COSMETICS/PERSONAL CARE (1.2%)
Avon Products, Inc. ............      277,000       12,880,500
                                                --------------
ELECTRIC POWER COMPANIES (2.3%)
Duke Energy Corp. ..............      150,000        5,889,000
Exelon Corp. ...................      145,000        6,942,600
FirstEnergy Corp. ..............      321,100       11,232,078
                                                --------------
                                                    24,063,678
                                                --------------
ELECTRICAL EQUIPMENT (1.1%)
General Electric Co. ...........      291,500       11,683,320
                                                --------------
ELECTRONICS--COMPONENTS (1.9%)
SPX Corp. (a)...................      146,700       20,083,230
                                                --------------
ELECTRONICS--SEMICONDUCTORS (3.5%)
Applied Materials, Inc. (a).....      200,000        8,020,000
Micron Technology, Inc. (a).....      220,000        6,820,000
NVIDIA Corp. (a)................      188,100       12,583,890
Texas Instruments Inc. .........      344,500        9,646,000
                                                --------------
                                                    37,069,890
                                                --------------
ENTERTAINMENT (1.1%)
Viacom, Inc. Class B (a)........      260,400       11,496,660
                                                --------------
FINANCE (5.3%)
Citigroup Inc. .................      393,984       19,888,312
Freddie Mac.....................      290,000       18,966,000
USA Education Inc. .............      208,000       17,476,160
                                                --------------
                                                    56,330,472
                                                --------------
FOOD (0.8%)
Archer-Daniels-Midland Co. .....      577,500        8,287,125
                                                --------------
FOOD & HEALTH CARE DISTRIBUTORS (1.3%)
McKesson Corp. .................      383,600       14,346,640
                                                --------------
HEALTH CARE--DRUGS (3.0%)
Lilly (Eli) & Co. ..............      127,000        9,974,580
Pharmacia Corp. ................      202,300        8,628,095
Schering-Plough Corp. ..........      369,700       13,238,957
                                                --------------
                                                    31,841,632
                                                --------------
HEALTH CARE--MEDICAL PRODUCTS (5.8%)
Baxter International Inc. ......      290,000       15,552,700
Boston Scientific Corp. (a).....      452,650       10,917,918
Guidant Corp. (a)...............      245,400       12,220,920
Stryker Corp. ..................      184,000       10,740,080
Varian Medical Systems, Inc.
 (a)............................      161,000       11,472,860
                                                --------------
                                                    60,904,478
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

                  COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                  ----------------------------
HEALTH CARE--MISCELLANEOUS (3.8%)
Amgen Inc. (a)..................      182,000   $   10,272,080
Immunex Corp. (a)...............      198,500        5,500,435
Johnson & Johnson...............      412,000       24,349,200
                                                --------------
                                                    40,121,715
                                                --------------
HEAVY DUTY TRUCKS & PARTS (1.2%)
Eaton Corp. ....................      172,000       12,798,520
                                                --------------
HOTEL/MOTEL (0.4%)
Marriott International, Inc. ...      117,400        4,772,310
                                                --------------
HOUSEHOLD PRODUCTS (2.1%)
Colgate-Palmolive Co. ..........      175,000       10,106,250
Procter & Gamble Co. (The)......      149,100       11,798,283
                                                --------------
                                                    21,904,533
                                                --------------
INSURANCE (4.1%)
ACE Ltd. .......................      249,250       10,007,388
American International Group,
 Inc. ..........................      143,425       11,387,945
Chubb Corp. (The)...............       67,800        4,678,200
Lincoln National Corp. .........      113,000        5,488,410
Prudential Financial, Inc.
 (a)............................       61,626        2,045,367
XL Capital Ltd. ................      105,800        9,665,888
                                                --------------
                                                    43,273,198
                                                --------------
INTERNET SOFTWARE & SERVICES (0.4%)
VeriSign, Inc. (a)..............      125,900        4,789,236
                                                --------------
INVESTMENT BANK/BROKERAGE (1.0%)
Goldman Sachs Group, Inc.
 (The)..........................      120,000       11,130,000
                                                --------------
MACHINERY (1.1%)
Deere & Co. ....................      278,000       12,137,480
                                                --------------
MANUFACTURING (3.1%)
Illinois Tool Works Inc. .......      220,000       14,898,400
Tyco International Ltd. ........      304,600       17,940,940
                                                --------------
                                                    32,839,340
                                                --------------
OFFICE EQUIPMENT & SUPPLIES (1.7%)
Pitney Bowes Inc. ..............      295,000       11,094,950
Xerox Corp. ....................      629,500        6,559,390
                                                --------------
                                                    17,654,340
                                                --------------
OIL--INTEGRATED DOMESTIC (2.6%)
Occidental Petroleum Corp. .....      213,000        5,650,890
Phillips Petroleum Co. .........      175,000       10,545,500
USX-Marathon Group..............      366,000       10,980,000
                                                --------------
                                                    27,176,390
                                                --------------

                                     SHARES         VALUE
                                  ----------------------------
OIL--INTEGRATED INTERNATIONAL (1.4%)
ChevronTexaco Corp. ............      170,000   $   15,233,700
                                                --------------
PAPER & FOREST PRODUCTS (1.0%)
International Paper Co. ........      271,800       10,967,130
                                                --------------
POLLUTION CONTROL (1.5%)
Waste Management, Inc. .........      510,000       16,274,100
                                                --------------
PUBLISHING (0.6%)
Knight-Ridder, Inc. ............       92,500        6,006,025
                                                --------------
RAILROADS (1.0%)
Burlington Northern Santa Fe
 Corp. .........................      380,000       10,841,400
                                                --------------
RESTAURANTS (0.9%)
McDonald's Corp. ...............      365,500        9,674,785
                                                --------------
RETAIL (5.4%)
CDW Computer Centers, Inc.
 (a)............................      107,500        5,773,825
Kroger Co. (The) (a)............      450,000        9,391,500
Office Depot, Inc. (a)..........      583,000       10,808,820
TJX Cos., Inc. (The)............      337,400       13,448,764
Wal-Mart Stores, Inc. ..........      300,000       17,265,000
                                                --------------
                                                    56,687,909
                                                --------------
TELECOMMUNICATIONS (1.3%)
Sprint Corp. (PCS Group) (a)....      180,000        4,393,800
WorldCom, Inc.--WorldCom Group
 (a)............................      683,000        9,616,640
                                                --------------
                                                    14,010,440
                                                --------------
TELEPHONE (2.0%)
Qwest Communications
 International Inc. ............      814,700       11,511,711
Verizon Communications Inc. ....      210,500        9,990,330
                                                --------------
                                                    21,502,041
                                                --------------
TOYS (1.3%)
Mattel, Inc. ...................      790,000       13,588,000
                                                --------------
Total Common Stocks
 (Cost $946,054,987)............                 1,030,396,888
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

           SHORT-TERM
       INVESTMENTS (2.8%)
                                   PRINCIPAL
                                    AMOUNT          VALUE
                                  ----------------------------
COMMERCIAL PAPER (2.8%)
Alcoa Inc.
 1.75%, due 1/2/02..............  $ 9,006,000   $    9,005,562
Ameren Corp.
 1.77%, due 1/2/02..............   10,244,000       10,243,496
Wells Fargo & Co.
 1.77%, due 1/31/02.............   10,000,000        9,985,237
                                                --------------
Total Short-Term Investments
 (Cost $29,234,295).............                    29,234,295
                                                --------------
Total Investments
 (Cost $975,289,282) (c)........        100.0%   1,059,631,183(d)
Cash and Other Assets, Less
 Liabilities....................          0.0(e)        200,695
                                  -----------   --------------
Net Assets......................        100.0%  $1,059,831,878
                                  ===========   ==============

------------
(a)  Non-income producing security.
(b) ADR--American Depositary Receipt.
(c) The cost stated also represents the aggregate cost for federal income tax purposes.
(d) At December 31, 2001 net unrealized appreciation was $84,341,901, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $130,679,346 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $46,337,445.
(e)  Less than one tenth of a percent.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $975,289,282).......   $1,059,631,183
Cash...................................           98,080
Receivables:
  Dividends and interest...............          849,148
  Fund shares sold.....................          239,287
                                          --------------
        Total assets...................    1,060,817,698
                                          --------------
LIABILITIES:
Payables:
  Fund shares redeemed.................          364,923
  Adviser..............................          222,185
  Administrator........................          177,748
  Shareholder communication............          146,753
  Professional.........................           58,525
  Custodian............................            1,338
Accrued expenses.......................           14,348
                                          --------------
        Total liabilities..............          985,820
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,059,831,878
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized...........................   $      530,212
Additional paid-in capital.............    1,011,535,325
Accumulated net realized loss on
  investments..........................      (36,575,560)
Net unrealized appreciation on
  investments..........................       84,341,901
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,059,831,878
                                          ==============
Shares of capital stock outstanding....       53,021,184
                                          ==============
Net asset value per share
  outstanding..........................   $        19.99
                                          ==============

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:
Income:
  Dividends (a)........................   $   11,584,302
  Interest.............................        1,501,769
                                          --------------
        Total income...................       13,086,071
                                          --------------
Expenses:
  Advisory.............................        2,814,760
  Administration.......................        2,251,808
  Shareholder communication............          384,612
  Professional.........................          120,685
  Directors............................           43,062
  Miscellaneous........................           51,905
                                          --------------
        Total expenses.................        5,666,832
                                          --------------
Net investment income..................        7,419,239
                                          --------------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss on investments.......      (36,923,225)
Net change in unrealized appreciation
  on investments.......................     (199,243,397)
                                          --------------
Net realized and unrealized loss on
  investments..........................     (236,166,622)
                                          --------------
Net decrease in net assets resulting
  from operations......................   $ (228,747,383)
                                          ==============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $15,026.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GROWTH EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                   2001             2000
                                                              -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $    7,419,239   $    7,550,376
  Net realized gain (loss) on investments...................     (36,923,225)     121,216,298
  Net change in unrealized appreciation on investments......    (199,243,397)    (175,205,177)
                                                              --------------   --------------
  Net decrease in net assets resulting from operations......    (228,747,383)     (46,438,503)
                                                              --------------   --------------
Dividends and distributions to shareholders:
  From net investment income................................      (7,409,884)      (7,585,635)
  From net realized gain on investments.....................              --     (121,216,298)
                                                              --------------   --------------
    Total dividends and distributions to shareholders.......      (7,409,884)    (128,801,933)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     109,344,185      248,878,582
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............       7,409,884      128,801,933
                                                              --------------   --------------
                                                                 116,754,069      377,680,515
  Cost of shares redeemed...................................    (152,398,472)    (183,712,009)
                                                              --------------   --------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................     (35,644,403)     193,968,506
                                                              --------------   --------------
Net increase (decrease) in net assets.......................    (271,801,670)      18,728,070
NET ASSETS:
Beginning of year...........................................   1,331,633,548    1,312,905,478
                                                              --------------   --------------
End of year.................................................  $1,059,831,878   $1,331,633,548
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                          YEAR ENDED DECEMBER 31
                                                       2001            2000          1999         1998         1997
                                                    -------------------------------------------------------------
Net asset value at beginning of year..............  $    24.28      $    27.78    $    23.62   $    20.31   $    18.63
                                                    ----------      ----------    ----------   ----------   ----------
Net investment income.............................        0.14            0.15          0.16         0.19         0.16
Net realized and unrealized gain (loss) on
  investments.....................................       (4.29)          (1.06)         6.89         5.21         4.74
                                                    ----------      ----------    ----------   ----------   ----------
Total from investment operations..................       (4.15)          (0.91)         7.05         5.40         4.90
                                                    ----------      ----------    ----------   ----------   ----------
Less dividends and distributions:
  From net investment income......................       (0.14)          (0.15)        (0.16)       (0.19)       (0.16)
  From net realized gain on investments...........          --           (2.44)        (2.73)       (1.90)       (3.06)
                                                    ----------      ----------    ----------   ----------   ----------
Total dividends and distributions.................       (0.14)          (2.59)        (2.89)       (2.09)       (3.22)
                                                    ----------      ----------    ----------   ----------   ----------
Net asset value at end of year....................  $    19.99      $    24.28    $    27.78   $    23.62   $    20.31
                                                    ==========      ==========    ==========   ==========   ==========
Total investment return...........................      (17.09%)         (3.34%)       29.96%       26.59%       26.75%
Ratios (to average net assets)/Supplemental Data:
  Net investment income...........................        0.66%           0.55%         0.63%        0.84%        0.80%
  Expenses........................................        0.50%           0.50%         0.49%        0.51%        0.50%
Portfolio turnover rate...........................          93%             77%           71%          69%         103%
Net assets at end of year (in 000's)..............  $1,059,832      $1,331,634    $1,312,905   $  996,736   $  759,054

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

                  LONG-TERM BONDS (80.8%)+
               ASSET-BACKED SECURITIES (2.6%)
                                   PRINCIPAL
                                    AMOUNT          VALUE
                                 -------------------------
AIRLINES (0.2%)
Northwest Airlines, Inc.
 Pass-Through Certificates
 Series 1996-1 Class C
 8.97%, due 1/2/15.............  $   1,396,472   $  1,194,403
                                                 ------------
ELECTRIC POWER COMPANIES (1.4%)
AES Eastern Energy, L.P.
 Pass-Through Certificates
 Series 1999-A
 9.00%, due 1/2/17 (r).........      9,615,000      9,492,601
                                                 ------------
ENTERTAINMENT (0.3%)
United Artists Theatre Circuit,
 Inc.
 Pass-Through Certificates
 Series 1995-A
 9.30%, due 7/1/15 (d).........      2,771,581      2,078,686
                                                 ------------
INDEPENDENT POWER PRODUCERS (0.7%)
Tiverton/Rumford Power
 Associates Ltd., L.P.
 Pass-Through Certificates
 9.00%, due 7/15/18 (c)........      5,545,000      5,047,835
                                                 ------------
Total Asset-Backed Securities
 (Cost $18,141,582)............                    17,813,525
                                                 ------------
CONVERTIBLE BONDS (5.0%)
BIOTECHNOLOGY (0.2%)
CuraGen Corp.
 6.00%, due 2/2/07.............      1,925,000      1,494,281
                                                 ------------
BROADCAST/MEDIA (0.3%)
Telewest Finance (Jersey) Ltd.
 6.00%, due 7/7/05 (c).........      3,440,000      2,225,866
                                                 ------------
COMMUNICATIONS--EQUIPMENT (1.0%)
CIENA Corp.
 3.75%, due 2/1/08.............      4,985,000      3,215,325
Comverse Technology, Inc.
 1.50%, due 12/1/05............      4,235,000      3,234,481
                                                 ------------
                                                    6,449,806
                                                 ------------
COMPUTERS--NETWORKING (0.1%)
ONI Systems Corp.
 5.00%, due 10/15/05...........      1,405,000        953,644
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (1.3%)
LSI Logic Corp.
 4.00%, due 2/15/05............      7,495,000      6,352,013
Vitesse Semiconductor Corp.
 4.00%, due 3/15/05............      3,010,000      2,351,563
                                                 ------------
                                                    8,703,576
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
GOLD & PRECIOUS METALS MINING (0.4%)
Agnico-Eagle Mines Ltd.
 3.50%, due 1/27/04 (e)........  $   2,615,000   $  2,320,813
Battle Mountain Gold Co.
 6.00%, due 1/4/05 (f).........        255,000        239,700
                                                 ------------
                                                    2,560,513
                                                 ------------
INTERNET SOFTWARE & SERVICES (1.3%)
At Home Corp.
 0.5246%, due 12/28/18
 (g)(h)........................      2,000,000         90,000
 4.75%, due 12/15/06 (g)(h)....     10,210,000      1,684,650
Internet Capital Group, Inc.
 5.50%, due 12/21/04...........      3,965,000      1,586,000
Juniper Networks, Inc.
 4.75%, due 3/15/07............      7,695,000      5,598,113
                                                 ------------
                                                    8,958,763
                                                 ------------
TELECOMMUNICATIONS (0.4%)
COLT Telecom Group PLC
 2.00%, due 3/29/06 (c)........  E   2,075,000      1,085,453
 2.00%, due 4/3/07 (c).........      3,280,000      1,628,185
                                                 ------------
                                                    2,713,638
                                                 ------------
Total Convertible Bonds
 (Cost $40,833,558)............                    34,060,087
                                                 ------------
CORPORATE BONDS (58.7%)
ADVERTISING & MARKETING SERVICES (0.6%)
Key3Media Group, Inc.
 11.25%, due 6/15/11...........      5,120,000      4,300,800
                                                 ------------
AIRLINES (0.7%)
Delta Air Lines, Inc.
 8.30%, due 12/15/29...........      4,005,000      3,218,370
Northwest Airlines, Inc.
 8.375%, due 3/15/04...........        525,000        458,448
 8.52%, due 4/7/04.............      1,315,000      1,148,008
                                                 ------------
                                                    4,824,826
                                                 ------------
ALUMINUM (0.6%)
Commonwealth Aluminum Corp.
 10.75%, due 10/1/06...........      2,860,000      2,845,700
Ormet Corp.
 11.00%, due 8/15/08 (c).......      2,465,000      1,552,950
                                                 ------------
                                                    4,398,650
                                                 ------------
BANKS (1.1%)
B.F. Saul Real Estate
 Investment Trust, Series B
 9.75%, due 4/1/08.............      7,685,000      7,454,450
                                                 ------------
BROADCAST/MEDIA (4.0%)
@Entertainment, Inc.
 Series B
 (zero coupon), due 7/15/08
 14.50%, beginning 7/15/03.....      7,500,000      1,087,500

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

         CORPORATE BONDS (CONTINUED)
                                   PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
BROADCAST/MEDIA (Continued)
Big City Radio, Inc.
 11.25%, due 3/15/05...........  $   2,020,000   $  1,010,000
Charter Communications
 Holdings, LLC
 (zero coupon), due 1/15/10
 11.75%, beginning 1/15/05.....      3,660,000      2,626,050
 (zero coupon), due 5/15/11
 11.75%, beginning 5/15/06.....      5,400,000      3,321,000
 8.625%, due 4/1/09............        315,000        303,188
 10.00%, due 4/1/09............      3,650,000      3,745,812
FrontierVision Operating
 Partners, L.P.
 11.00%, due 10/15/06..........        520,000        536,250
Ono Finance PLC
 13.00%, due 5/1/09 (f)........        155,000        117,606
 14.00%, due 2/15/11...........      8,375,000      6,605,781
Radio Unica Corp.
 (zero coupon), due 8/1/06
 11.75%, beginning 8/1/02......      4,088,000      1,941,800
Sinclair Broadcast Group, Inc.
 8.75%, due 12/15/07...........      1,975,000      1,970,063
Supercanal Holdings, S.A.
 11.50%, due 5/15/05 (c)(g)....        590,000         11,800
Telewest Communications PLC
 11.00%, due 10/1/07...........         50,000         36,000
UIH Australia/Pacific, Inc.
 Series B
 14.00%, due 5/15/06 (g).......     24,480,000        734,400
 Series D
 14.00%, due 5/15/06 (g).......         40,000          1,200
United International Holdings,
 Inc.
 Series B
 (zero coupon), due 2/15/08
 10.75%, beginning 2/15/03.....     10,750,000      3,117,500
                                                 ------------
                                                   27,165,950
                                                 ------------
CHEMICALS (1.8%)
General Chemical Industrial
 Products, Inc.
 10.625%, due 5/1/09...........      1,040,000        811,200
Millennium America, Inc.
 7.625%, due 11/15/26..........      3,150,000      2,425,500
Olin Corp.
 9.125%, due 12/15/11..........      2,355,000      2,381,962
Sovereign Specialty Chemicals,
 Inc.
 11.875%, due 3/15/10..........      2,127,000      2,041,920
Terra Capital, Inc.
 12.875%, due 10/15/08 (c).....      4,445,000      4,400,550
                                                 ------------
                                                   12,061,132
                                                 ------------
COMMUNICATIONS--EQUIPMENT (0.7%)
Lucent Technologies, Inc.
 6.45%, due 3/15/29............      5,770,000      3,923,600
NorthEast Optic Network, Inc.
 12.75%, due 8/15/08...........      5,805,000      1,161,000
                                                 ------------
                                                    5,084,600
                                                 ------------

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
COMPUTER SOFTWARE & SERVICES (0.3%)
Globix Corp.
 12.50%, due 2/1/10 (g)........  $  10,310,000   $  2,062,000
                                                 ------------
COMPUTER SYSTEMS (0.6%)
Unisys Corp.
 7.25%, due 1/15/05............      1,505,000      1,471,137
 8.125%, due 6/1/06............      2,860,000      2,845,700
                                                 ------------
                                                    4,316,837
                                                 ------------
CONSUMER PRODUCTS (0.6%)
American Greetings Corp.
 11.75%, due 7/15/08...........      3,785,000      3,898,550
                                                 ------------
CONTAINERS (1.5%)
Crown Cork & Seal Co., Inc.
 6.75%, due 4/15/03............      1,645,000        987,000
 7.125%, due 9/1/02............      9,425,000      6,409,000
 7.375%, due 12/15/26..........      1,935,000        793,350
Owens-Illinois, Inc.
 7.80%, due 5/15/18............      2,265,000      1,959,225
                                                 ------------
                                                   10,148,575
                                                 ------------
COSMETICS/PERSONAL CARE (0.8%)
Jafra Cosmetics International,
 Inc.
 11.75%, due 5/1/08............      5,385,000      5,385,000
                                                 ------------
ELECTRIC POWER COMPANIES (7.5%)
AES Corp. (The)
 7.375%, due 6/15/14...........      3,685,000      3,500,750
 8.75%, due 12/15/02...........      1,085,000      1,068,725
Caithness Coso Funding Corp.
 Series B
 9.05%, due 12/15/09...........      5,865,000      5,982,300
Cherokee International, LCC
 Series B
 10.50%, due 5/1/09............        770,000        385,000
CMS Energy Corp.
 8.375%, due 7/1/13............      3,000,000      3,021,522
 8.50%, due 4/15/11............      1,545,000      1,543,491
 8.90%, due 7/15/08............        485,000        485,517
 9.875%, due 10/15/07..........      1,140,000      1,209,297
CMS Energy Corp. & Atlantic
 Methanol Capital Co.
 Series A-1
 10.875%, due 12/15/04 (c).....      3,545,000      3,651,350
Edison Mission Energy
 10.00%, due 8/15/08...........      2,390,000      2,458,148
ESI Tractebel Acquisition Corp.
 Series B
 7.99%, due 12/30/11...........      2,825,000      2,844,775
PG&E National Energy Group,
 Inc.
 10.375%, due 5/16/11..........      5,845,000      6,162,962

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

         CORPORATE BONDS (CONTINUED)
                                   PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
ELECTRIC POWER COMPANIES (Continued)
PSEG Energy Holdings, Inc.
 8.625%, due 2/15/08...........  $   2,780,000   $  2,825,500
 9.125%, due 2/10/04...........      1,890,000      1,986,702
 10.00%, due 10/1/09...........      4,587,000      4,907,338
Western Resources, Inc.
 6.25%, due 8/15/18............      6,440,000      6,126,758
 6.875%, due 8/1/04............      2,625,000      2,532,098
 7.125%, due 8/1/09............        855,000        781,542
                                                 ------------
                                                   51,473,775
                                                 ------------
ELECTRONICS--COMPONENTS (1.0%)
Knowles Electronics, Inc.
 13.125%, due 10/15/09.........      4,865,000      4,877,162
Thomas & Betts Corp.
 6.625%, due 5/7/08............      2,270,000      1,950,727
                                                 ------------
                                                    6,827,889
                                                 ------------
FINANCE (3.2%)
Alamosa (Delaware), Inc.
 12.50%, due 2/1/11............        680,000        693,600
Cedar Brakes II LLC
 9.875%, due 9/1/13 (c)........     10,245,000     10,322,964
FINOVA Group, Inc. (The) 7.50%,
 due 11/15/09..................      5,750,000      2,415,000
Hollinger Participation Trust
 12.125%, due 11/15/10
 (c)(j)........................      4,835,000      4,019,094
IPC Acquisition Corp.
 11.50%, due 12/15/09 (c)......      3,355,000      3,355,000
Pacific & Atlantic (Holdings)
 Inc.
 10.50%, due 12/31/07 (c)(j)...      2,948,203      1,326,691
                                                 ------------
                                                   22,132,349
                                                 ------------
FOOD (0.4%)
Chiquita Brands International,
 Inc.
 9.625%, due 1/15/04 (g)(h)....        485,000        412,250
 10.00%, due 6/15/09 (g)(h)....      1,845,000      1,568,250
 10.25%, due 11/1/06 (g)(h)....      1,200,000      1,020,000
                                                 ------------
                                                    3,000,500
                                                 ------------
FOOD & HEALTH CARE DISTRIBUTORS (0.4%)
McKesson Corp.
 7.65%, due 3/1/27.............      1,775,000      1,545,324
Owens & Minor, Inc.
 8.50%, due 7/15/11............      1,380,000      1,435,200
                                                 ------------
                                                    2,980,524
                                                 ------------
GOLD & PRECIOUS METALS MINING (0.4%)
Newmont Mining Corp.
 8.625%, due 5/15/11...........      2,905,000      2,977,093
                                                 ------------
HEALTH CARE--DRUGS (0.4%)
MedPartners, Inc.
 7.375%, due 10/1/06...........      2,480,000      2,480,000
                                                 ------------

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
HEALTH CARE--HMOs (0.7%)
Team Health, Inc.
 Series B
 12.00%, due 3/15/09...........  $   4,270,000   $  4,675,650
                                                 ------------
HEALTH CARE--MEDICAL PRODUCTS (1.7%)
ALARIS Medical, Inc.
 (zero coupon), due 8/1/08
 11.125%, beginning 8/1/03.....      5,895,000      3,654,900
ALARIS Medical Systems, Inc.
 9.75%, due 12/1/06............      4,195,000      3,985,250
dj Orthopedics, LLC
 12.625%, due 6/15/09..........      3,384,000      3,773,160
                                                 ------------
                                                   11,413,310
                                                 ------------
HEALTH CARE--MISCELLANEOUS (4.7%)
Columbia/HCA Healthcare Corp.
 7.50%, due 11/15/95...........     10,270,000      9,329,648
Fountain View, Inc.
 Series B
 11.25%, due 4/15/08 (g)(h)....      3,460,000      1,730,000
Genesis Health Ventures, Inc.
 7.59%, due 4/2/07 (m).........        189,700        186,855
Harborside Healthcare Corp.
 (zero coupon), due 8/1/07
 12.00%, beginning 8/1/04
 (d)(i)(k).....................      9,217,000      4,101,565
Manor Care, Inc.
 8.00%, due 3/1/08.............      1,490,000      1,542,150
Medaphis Corp.
 Series B
 9.50%, due 2/15/05............     11,415,000     10,159,350
Senior Housing Properties Trust
 8.625%, due 1/15/12...........      3,370,000      3,403,700
Unilab Corp.
 12.75%, due 10/1/09...........      1,474,000      1,709,840
                                                 ------------
                                                   32,163,108
                                                 ------------
HOMEBUILDING (0.6%)
Amatek Industries Property Ltd.
 14.50%, due 2/15/09 (f)(n)....      4,929,365      4,189,960
 14.50%, due 2/15/09 (c)(n)....            580            493
                                                 ------------
                                                    4,190,453
                                                 ------------
HOTEL/MOTEL (1.5%)
Hilton Hotels Corp.
 7.625%, due 5/15/08...........      3,445,000      3,285,062
 8.25%, due 2/15/11............      3,550,000      3,446,862
Starwood Hotels & Resorts
 Worldwide, Inc.
 7.375%, due 11/15/15..........      4,300,000      3,721,822
                                                 ------------
                                                   10,453,746
                                                 ------------
INDEPENDENT POWER PRODUCERS (1.0%)
Calpine Canada Energy Finance
 ULC
 8.50%, due 5/1/08.............      6,050,000      5,533,475

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

         CORPORATE BONDS (CONTINUED)
                                   PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
INDEPENDENT POWER PRODUCERS (Continued)
Salton Sea Funding Corp.
 Series B
 7.37%, due 5/30/05............  $   1,557,365   $  1,554,500
                                                 ------------
                                                    7,087,975
                                                 ------------
INDUSTRIAL COMPONENTS (0.0%)(b)
Thermadyne Holdings Corp.
 (zero coupon), due 6/1/08
 12.50%, beginning 6/1/03
 (g)(h)........................     11,110,000          5,555
                                                 ------------
INTERNET SOFTWARE & SERVICES (0.1%)
PSINet, Inc.
 11.00%, due 8/1/09 (g)(h).....      6,860,000        514,500
 11.50%, due 11/1/08 (g)(h)....      2,500,000        187,500
                                                 ------------
                                                      702,000
                                                 ------------
LEISURE TIME (4.9%)
Bally Total Fitness Holding
 Corp.
 Series D
 9.875%, due 10/15/07..........      4,805,000      4,901,100
Circus Circus Enterprises, Inc.
 7.00%, due 11/15/36...........      1,835,000      1,623,043
El Comandante Capital Corp.
 11.75%, due 12/15/03 (g)......        891,000        623,700
Hollywood Casino Shreveport
 Capital Corp.
 13.00%, due 8/1/06............      1,605,000      1,516,725
 13.00%, due 8/1/06............      1,580,000      1,429,900
Hollywood Park, Inc., Series B
 9.25%, due 2/15/07............      2,119,000      1,832,935
 9.50%, due 8/1/07.............      3,045,000      2,618,700
Las Vegas Sands, Inc.
 12.25%, due 11/15/04..........      5,050,000      5,050,000
Mandalay Resort Group
 9.50%, due 8/1/08.............      2,242,000      2,348,495
Penn National Gaming, Inc.
 Series B
 11.125%, due 3/1/08...........      3,400,000      3,587,000
President Casinos, Inc.
 12.00%, due 9/15/03
 (c)(g)(i)(k)..................        895,000        617,550
 13.00%, due 9/15/03 (g).......      1,752,000        823,440
Vail Resorts, Inc.
 8.75%, due 5/15/09............        840,000        814,800
 8.75%, due 5/15/09 (c)........      2,640,000      2,560,800
Wheeling Island Gaming, Inc.
 10.125%, due 12/15/09 (c).....      1,645,000      1,669,675
Windsor Woodmont Black Hawk
 Resort Corp.
 Series B
 13.00%, due 3/15/05 (d).......      1,500,000      1,320,000
                                                 ------------
                                                   33,337,863
                                                 ------------
MANUFACTURING (0.7%)
Mark IV Industries, Inc.
 7.50%, due 9/1/07.............      6,230,000      4,547,900
                                                 ------------

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.6%)
Navigator Gas Transport PLC
 10.50%, due 6/30/07 (c).......  $   7,885,000   $  3,873,506
                                                 ------------
OIL & GAS SERVICES (2.1%)
Baytex Energy Ltd.
 10.50%, due 2/15/11...........      2,685,000      2,523,900
Comstock Resources, Inc.
 11.25%, due 5/1/07............      1,090,000      1,079,100
Energy Corporation of America
 Series A
 9.50%, due 5/15/07............      6,670,000      4,502,250
Halliburton Co.
 5.625%, due 12/1/08...........      1,380,000      1,215,812
 6.00%, due 8/1/06.............        375,000        342,980
 Series A
 6.75%, due 2/1/27.............      1,930,000      1,748,204
Mission Resources Corp.
 Series C
 10.875%, due 4/1/07...........      2,505,000      2,254,500
Petro Stopping Centers
 Holdings, L.P.
 Series B
 (zero coupon), due 8/1/08
 15.00%, beginning 8/1/04......      4,314,000        819,660
                                                 ------------
                                                   14,486,406
                                                 ------------
PAPER & FOREST PRODUCTS (0.2%)
Pope & Talbot, Inc.
 8.375%, due 6/1/13............      1,700,000      1,572,500
                                                 ------------
PHOTOGRAPHY/IMAGING (0.3%)
Phoenix Color Corp.
 10.375%, due 2/1/09...........      3,065,000      2,145,500
                                                 ------------
PUBLISHING (1.5%)
A.H. Belo Corp.
 7.125%, due 6/1/07............        730,000        726,511
CanWest Media, Inc.
 10.625%, due 5/15/11..........        985,000      1,047,794
Garden State Newspapers, Inc.
 8.625%, due 7/1/11............        805,000        784,875
 Series B
 8.75%, due 10/1/09............      1,535,000      1,513,894
General Media, Inc.
 15.00%, due 3/29/04 (g)(o1)...          2,002      1,504,003
T/SF Communications Corp.
 Series B
 10.375%, due 11/1/07..........      3,290,000      2,961,000
Ziff Davis Media, Inc.
 Series B
 12.00%, due 7/15/10...........      5,620,000      1,573,600
                                                 ------------
                                                   10,111,677
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

         CORPORATE BONDS (CONTINUED)
                                   PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
REAL ESTATE (1.8%)
Crescent Real Estate Equities
 L.P.
 7.00%, due 9/15/02............  $   1,115,000   $  1,115,319
 7.50%, due 9/15/07............     12,590,000     11,359,869
                                                 ------------
                                                   12,475,188
                                                 ------------
REAL ESTATE--INVESTMENT/ MANAGEMENT (3.3%)
Blum CB Corp.
 11.25%, due 6/15/11...........      5,290,000      4,522,950
Felcor Lodging L.P.
 9.50%, due 9/15/08............      2,965,000      2,972,413
Golden State Holdings, Inc.
 7.125%, due 8/1/05............        540,000        541,678
Healthcare Realty Trust, Inc.
 8.125%, due 5/1/11............      2,760,000      2,855,468
LNR Property Corp.
 Series B
 9.375%, due 3/15/08...........      4,585,000      4,527,688
 10.50%, due 1/15/09...........      1,350,000      1,366,875
MeriStar Hospitality Corp.
 9.00%, due 1/15/08............      6,010,000      5,709,500
                                                 ------------
                                                   22,496,572
                                                 ------------
RESTAURANTS (0.8%)
FRI-MRD Corp.
 14.00%, due 1/24/02
 (c)(d)(g)(i)(k)...............      3,000,000      1,800,000
 15.00%, due 1/24/02
 (c)(g)(i)(k)..................      5,400,000      3,510,000
                                                 ------------
                                                    5,310,000
                                                 ------------
SPECIALIZED SERVICES (0.6%)
Protection One Alarm
 Monitoring, Inc.
 7.375%, due 8/15/05...........      4,850,000      3,977,000
                                                 ------------
SPECIALTY PRINTING (1.4%)
American Color Graphics, Inc.
 12.75%, due 8/1/05............      3,145,000      3,023,131
Quebecor Media, Inc.
 (zero coupon), due 7/15/11
 13.75%, beginning 7/15/06.....      7,850,000      4,759,062
 11.125%, due 7/15/11..........      1,695,000      1,809,412
                                                 ------------
                                                    9,591,605
                                                 ------------
TECHNOLOGY (0.0%)(b)
Electronic Retailing Systems
 International, Inc.
 8.00%, due 8/1/04
 (d)(i)(j)(k)..................        585,238        146,309
                                                 ------------
TELECOMMUNICATIONS (2.9%)
Alamosa PCS Holdings, Inc.
 (zero coupon), due 2/15/10
 12.875%, beginning 2/15/05....      5,550,000      3,441,000

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
TELECOMMUNICATIONS (Continued)
Call-Net Enterprises, Inc.
 (zero coupon), due 8/15/08
 8.94%, beginning 8/15/03......  $     225,000   $     56,250
COLO.COM
 13.875%, due 3/15/10
 (c)(g)(h)(o2).................          3,125         62,500
IMPSAT Fiber Networks, Inc.
 13.75%, due 2/15/05 (g).......      5,150,000        154,500
Loral CyberStar, Inc.
 10.00%, due 7/15/06...........      5,773,000      3,810,180
Marconi Corp. PLC
 7.75%, due 9/15/10............      3,065,000      1,601,551
 8.375%, due 9/15/30...........      5,565,000      2,558,013
Nextel International, Inc.
 (zero coupon), due 4/15/08
 12.125%, beginning 4/15/03....      3,705,000        185,250
 12.75%, due 8/1/10............      4,840,000        338,800
NTL Communications Corp.,
 Series B
 11.50%, due 10/1/08...........        120,000         42,000
 11.875%, due 10/1/10..........      4,540,000      1,589,000
NTL, Inc.
 Series B
 11.50%, due 2/1/06............      1,855,000        649,250
PageMart Nationwide, Inc.
 15.00%, due 2/1/05 (g)(h).....      3,915,000         19,575
PageMart Wireless, Inc.
 (zero coupon), due 2/1/08
 11.25%, beginning 2/1/03
 (g)(h)........................      5,000,000         25,000
Telesystem International
 Wireless, Inc.
 14.00%, due 12/30/03 (c)(n)...      3,519,000      2,639,250
US Unwired, Inc.
 Series B
 (zero coupon), due 11/1/09
 13.375%, beginning 11/1/04....      3,495,000      2,463,975
                                                 ------------
                                                   19,636,094
                                                 ------------
TOBACCO (0.2%)
Standard Commercial Tobacco
 Co., Inc.
 8.875%, due 8/1/05............      1,235,000      1,235,000
                                                 ------------
TOYS (0.1%)
Hasbro, Inc.
 5.60%, due 11/1/05............        855,000        786,600
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

         CORPORATE BONDS (CONTINUED)
                                   PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
TRANSPORTATION (0.4%)
HORNBECK-LEEVAC Marine
 Services, Inc.
 10.625%, due 8/1/08 (c).......  $   2,465,000   $  2,501,975
                                                 ------------
Total Corporate Bonds
 (Cost $480,406,341)...........                   401,896,992
                                                 ------------
FOREIGN BONDS (2.3%)
BROADCAST/MEDIA (0.4%)
Central European Media
 Enterprises Ltd.
 Series BR
 8.125%, due 8/15/04...........  DM  2,930,000        668,615
Ono Finance PLC
 13.00%, due 5/1/09............  E     440,000        309,503
SBS Broadcasting S.A.
 12.00%, due 6/15/08 (c).......      2,540,000      1,786,677
                                                 ------------
                                                    2,764,795
                                                 ------------
PUBLISHING (1.7%)
Regional Independent Media
 Group PLC
 (zero coupon), due 7/1/08
 12.875%, beginning 7/1/03
 (p)...........................  L   6,625,000      8,195,721
TDL Infomedia Group PLC
 12.125%, due 10/15/09.........      2,160,000      3,529,986
                                                 ------------
                                                   11,725,707
                                                 ------------
TELECOMMUNICATIONS (0.2%)
Global TeleSystems Europe B.V.
 11.00%, due 12/1/09 (g)(h)....  E   4,870,000        260,175
NTL Communications Corp.
 9.875%, due 11/15/09 (p)......      2,940,000        811,510
                                                 ------------
                                                    1,071,685
                                                 ------------
Total Foreign Bonds
 (Cost $23,860,162)............                    15,562,187
                                                 ------------
LOAN ASSIGNMENTS & PARTICIPATIONS (3.1%)
CHEMICALS (0.1%)
United Industries Corp.
 Bank debt, Revolver
 5.4071%, due 1/20/05
 (i)(k)(m)(q)..................  $     163,513        154,520
 Bank debt, Term Loan
 5.43%, due 1/20/05
 (i)(k)(m).....................        457,897        432,713
                                                 ------------
                                                      587,233
                                                 ------------

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
CONTAINERS (0.2%)
Crown Cork & Seal Co., Inc.
 Bank debt, Revolver
 4.2286%, due 1/2/03
 (i)(k)(m)(q)..................  $     992,680   $    833,851
 5.5522%, due 1/2/03
 (i)(k)(m)(q)..................  E     113,995         95,757
 6.1903%, due 1/2/03
 (i)(k)(m)(q)..................  L     164,975        138,579
                                                 ------------
                                                    1,068,187
                                                 ------------
ENTERTAINMENT (1.1%)
Carmike Cinemas, Inc.
 Bank debt, Term Loan
 4.32%, due 3/30/05
 (g)(i)(k)(m)..................  $     993,728      1,029,751
 Bank debt, Revolver
 9.08%, due 11/10/02
 (g)(i)(k)(m)..................      3,950,320      4,093,519
United Artists Theatre Circuit,
 Inc.
 Bank debt, Term Loan
 5.93%, due 2/2/05 (i)(k)(m)...      2,189,223      2,112,600
                                                 ------------
                                                    7,235,870
                                                 ------------
HOTEL/MOTEL (0.3%)
Wyndham International, Inc.
 Bank debt, Term Loan
 6.3125%, due 6/30/06
 (i)(k)(m).....................      2,469,518      2,114,967
                                                 ------------
INDUSTRIAL COMPONENTS (0.2%)
Thermadyne Holdings Corp.
 Bank debt, Revolver
 4.68%, due 5/22/04
 (i)(k)(m).....................      1,058,382        809,663
 Bank debt, Term Loan
 4.68%, due 5/22/04
 (i)(k)(m).....................      1,047,264        801,157
                                                 ------------
                                                    1,610,820
                                                 ------------
PUBLISHING (0.2%)
Ziff Davis Media, Inc.
 Bank debt, Term Loan B2
 8.52%, due 3/31/07
 (i)(k)(m).....................      1,643,487      1,221,658
 Bank debt, Term Loan B1
 9.75%, due 3/31/07
 (i)(k)(m).....................          4,890          3,635
                                                 ------------
                                                    1,225,293
                                                 ------------
TELECOMMUNICATIONS (1.0%)
GT Group Telecom Services Corp.
 Term Loan B
 6.5625%, due 6/30/08
 (i)(k)(m).....................      2,304,787      1,659,446
 Term Loan A
 8.25%, due 6/30/08
 (i)(k)(m).....................      3,225,213      2,322,154
XO Communications, Inc.
 Bank debt, Revolver
 5.13%, due 12/31/06
 (i)(k)(m).....................      2,620,000      1,807,800
 Bank debt, Term Loan
 5.63%, due 6/30/07
 (i)(k)(m).....................      1,500,000      1,026,429
                                                 ------------
                                                    6,815,829
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

                     LOAN ASSIGNMENTS &
                 PARTICIPATIONS (CONTINUED)
                                   PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
TEXTILES (0.0%)(b)
Synthetic Industries, Inc.
 Bridge Loan
 17.00%, due 6/14/08
 (g)(i)(k)(m)..................  $     665,000   $    266,000
                                                 ------------
Total Loan Assignments &
 Participations
 (Cost $21,965,760)............                    20,924,199
                                                 ------------
U.S. GOVERNMENT (0.2%)
UNITED STATES TREASURY BOND (0.2%)
 5.25%, due 2/15/29 (r)........      1,730,000      1,619,713
                                                 ------------
Total U.S. Government
 (Cost $1,603,314).............                     1,619,713
                                                 ------------
YANKEE BONDS (8.9%)
BROADCAST/MEDIA (3.9%)
British Sky Broadcasting
 Group PLC
 6.875%, due 2/23/09...........      2,195,000      2,102,257
 7.30%, due 10/15/06...........        715,000        725,560
Cablevision S.A.
 Series 10, Tranche 1
 13.75%, due 4/30/07...........      8,030,000      1,686,300
Central European Media
 Enterprises Ltd.
 9.375%, due 8/15/04...........      3,490,000      1,814,800
Comcast UK Cable Partners Ltd.
 11.20%, due 11/15/07..........      8,540,000      6,319,600
Rogers Cablesystems Ltd.
 Series B
 10.00%, due 3/15/05...........      2,210,000      2,397,850
 10.125%, due 9/1/12...........      2,545,000      2,710,425
 11.00%, due 12/1/15...........      1,400,000      1,589,000
Rogers Communications, Inc.
 8.875%, due 7/15/07...........        735,000        746,025
Telewest Communications PLC
 9.875%, due 2/1/10............      3,215,000      2,250,500
United Pan-Europe
 Communications N.V., Series B
 (zero coupon), due 8/1/09
 12.50%, beginning 8/1/04......      6,750,000        540,000
 (zero coupon), due 11/1/09
 13.375%, beginning 11/1/04....     10,560,000        844,800
 (zero coupon), due 2/1/10
 13.75%, beginning 2/1/05......     12,525,000      1,002,000
 10.875%, due 8/1/09...........      4,645,000        603,850
 11.125%, due 2/1/10...........      7,135,000        927,550
 11.50%, due 2/1/10............      1,910,000        248,300
                                                 ------------
                                                   26,508,817
                                                 ------------

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
CONSUMER PRODUCTS (0.0%)(b)
Semi-Tech Corp.
 11.50%, due 8/15/03
 (d)(g)(h)(k)..................  $   8,965,000   $        896
                                                 ------------
FINANCE (0.1%)
Intertek Finance PLC
 Series B
 10.25%, due 11/1/06...........      1,005,000      1,005,000
                                                 ------------
GOLD & PRECIOUS METALS MINING (0.6%)
Normandy Yandal Operations Ltd.
 8.875%, due 4/1/08............      3,898,000      3,839,530
                                                 ------------
HOTEL/MOTEL (0.1%)
Sun International Hotels Ltd.
 9.00%, due 3/15/07............      1,000,000        962,500
                                                 ------------
OIL & GAS SERVICES (0.5%)
Triton Energy Ltd.
 8.875%, due 10/1/07...........      3,405,000      3,779,550
                                                 ------------
PAPER & FOREST PRODUCTS (0.2%)
Doman Industries Ltd.
 12.00%, due 7/1/04............      1,495,000      1,330,550
                                                 ------------
STEEL (0.5%)
Algoma Steel, Inc.
 12.375%, due 7/15/05 (g)......     14,151,000      3,466,995
                                                 ------------
TELECOMMUNICATIONS (2.0%)
Call-Net Enterprises, Inc.
 (zero coupon), due 8/15/07
 9.27%, beginning 8/15/02......      3,370,000        876,200
 (zero coupon), due 5/15/09
 10.80%, beginning 5/15/04.....      2,805,000        645,150
 9.375%, due 5/15/09...........      5,860,000      2,051,000
Hermes Europe Railtel B.V.
 11.50%, due 8/15/07 (g)(h)....      2,955,000        265,950
Millicom International Cellular
 S.A.
 13.50%, due 6/1/06............     14,604,000      9,638,640
360networks, Inc.
 13.00%, due 5/1/08
 (d)(g)(k).....................      3,510,000            351
                                                 ------------
                                                   13,477,291
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                  YANKEE BONDS (CONTINUED)
                                   PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
TRANSPORTATION--SHIPPING (1.0%)
Ermis Maritime Holdings Ltd.
 12.50%, due 3/15/04
 (d)(i)(k).....................  $   3,188,036   $  2,714,931
Sea Containers Ltd.
 Series B
 7.875%, due 2/15/08...........        375,000        202,500
 10.50%, due 7/1/03............      1,170,000        995,963
 Series B
 10.75%, due 10/15/06..........      4,185,000      2,720,250
                                                 ------------
                                                    6,633,644
                                                 ------------
Total Yankee Bonds
 (Cost $111,805,148)...........                    61,004,773
                                                 ------------
Total Long-Term Bonds
 (Cost $698,615,865)...........                   552,881,476
                                                 ------------
COMMON STOCKS (4.8%)
                                    SHARES
                                 -------------
BROADCAST/MEDIA (0.2%)
Charter Communications, Inc.
 Class A (a)...................         77,100      1,266,753
                                                 ------------
ENTERTAINMENT (0.0%)(b)
United Artists Theatre Circuit,
 Inc. (a)(d)(i)(k).............         71,229        249,302
                                                 ------------
FINANCE (0.0%)(b)
AMC Financial, Inc. (a)........        195,912        117,547
                                                 ------------
GOLD & PRECIOUS METALS MINING (1.0%)
Newmont Mining Corp............        123,300      2,356,263
Placer Dome, Inc...............        136,790      1,492,379
TVX Gold, Inc. (a).............      6,931,565      2,980,573
                                                 ------------
                                                    6,829,215
                                                 ------------
HEALTH CARE--MISCELLANEOUS (1.1%)
Apria Healthcare Group, Inc.
 (a)...........................        165,765      4,142,467
Genesis Health Ventures, Inc.
 (a)...........................        170,479      3,494,820
                                                 ------------
                                                    7,637,287
                                                 ------------
INDEPENDENT POWER PRODUCERS (0.3%)
NGR Energy, Inc. (a)...........        124,925      1,936,338
                                                 ------------
INDUSTRIAL COMPONENTS (0.0%)(b)
Morris Material Handling, Inc.
 (a)(d)(i)(k)..................          8,836         46,831
                                                 ------------
LEISURE TIME (0.1%)
Pinnacle Entertainment, Inc.
 (a)...........................        171,615      1,034,838
                                                 ------------
MACHINERY (0.2%)
Joy Global, Inc. (a)...........         71,829      1,206,727
                                                 ------------

                                    SHARES          VALUE
                                 ----------------------------
MANUFACTURING (0.0%)(b)
Colorado Prime Corp.
 (a)(d)(i)(k)..................         64,130   $        641
                                                 ------------
PAPER & FOREST PRODUCTS (0.2%)
Abitibi-Consolidated, Inc.
 (l)...........................        184,370      1,349,588
                                                 ------------
RETAIL STORES (0.4%)
Sears, Roebuck & Co............         54,670      2,604,479
                                                 ------------
TELECOMMUNICATIONS (0.5%)
@Track Communications, Inc.
 (a)...........................      1,170,019      1,755,028
Call-Net Enterprises, Inc.
 Class B (a)(l)................        439,525         78,472
ICO Global Communications
 Holdings Ltd. (a).............        393,473        786,946
 Class A (a)(d)(i)(k)..........        334,930        669,860
International Wireless
 Communications Holdings, Inc.
 (a)(d)........................        375,879          3,759
                                                 ------------
                                                    3,294,065
                                                 ------------
TELEPHONE (0.8%)
BellSouth Corp.................         46,700      1,781,605
SBC Communications, Inc........         45,900      1,797,903
Verizon Communications, Inc....         35,000      1,661,100
                                                 ------------
                                                    5,240,608
                                                 ------------
TEXTILES (0.0%)(b)
Hosiery Corp. of America, Inc.
 (a)(d)(k).....................            500              5
                                                 ------------
Total Common Stocks
 (Cost $49,814,158)............                    32,814,224
                                                 ------------
CONVERTIBLE PREFERRED STOCKS (0.4%)
FINANCE (0.1%)
Pacific & Atlantic (Holdings)
 Inc.
 7.50%, Class A (i)(j)(k)......        153,164        765,820
                                                 ------------
HEALTH CARE--MISCELLANEOUS (0.0%)(b)
Genesis Health Ventures, Inc.
   6.00% (i)(j)................          1,547        163,209
                                                 ------------
PAPER & FOREST PRODUCTS (0.3%)
Paperboard Industries
 International, Inc.
 5.00%, Class A (c)(i)(k)(l)...        128,883      1,917,541
                                                 ------------
TECHNOLOGY (0.0%)(b)
Electronic Retailing Systems
 International, Inc.
 Series A-1 (a)(d)(i)(j)(k)....          4,247             42
                                                 ------------
Total Convertible Preferred
 Stocks
 (Cost $3,817,700).............                     2,846,612
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

                   PREFERRED STOCKS (2.8%)

                                    SHARES          VALUE
                                 ----------------------------
BROADCAST/MEDIA (1.4%)
Paxson Communications Corp.
 12.50% (j)....................         10,040   $  9,537,810
                                                 ------------
FINANCE (0.3%)
North Atlantic Trading Co.,
 Inc.
 12.00% (j)....................        133,393      1,834,156
                                                 ------------
HEALTH CARE--DRUGS (0.0%)(b)
Bergen Capital Trust I
 7.80%.........................          1,400         32,774
                                                 ------------
MANUFACTURING (0.1%)
Colorado Prime Corp.
 (a)(d)(i)(k)..................          1,509        393,836
                                                 ------------
REAL ESTATE--INVESTMENT/ MANAGEMENT (1.0%)
Sovereign Real Estate
 Investment Corp.
 12.00%, Series A (c)..........          7,155      7,083,450
                                                 ------------
TELECOMMUNICATIONS (0.0%)(b)
ICG Holdings, Inc.
 14.25% (d)(h)(j)(k)...........          2,506             25
                                                 ------------
TRANSPORTATION--SHIPPING (0.0%)(b)
Ermis Maritime Holdings Ltd.
 (a)(d)(i)(k)..................         70,835            708
                                                 ------------
Total Preferred Stocks
 (Cost $26,145,250)............                    18,882,759
                                                 ------------
RIGHTS (0.0%)(B)
HOMEBUILDING (0.0%)(b)
Amatek Industries Property Ltd.
 Common Rights (a)(d)(k).......          3,125            156
 Preferred Rights (a)(d)(k)....        740,721        370,361
                                                 ------------
                                                      370,517
                                                 ------------
Total Rights
 (Cost $378,885)...............                       370,517
                                                 ------------
WARRANTS (0.1%)
BROADCAST/MEDIA (0.0%)(b)
Ono Finance PLC
 expire 2/15/11 (a)(c)(k)......          8,375         83,750
                                                 ------------
FINANCE (0.0%)(b)
ASAT Finance LLC
 expire 11/1/06 (a)(c)(d)(k)...          1,530          2,295
North Atlantic Trading Co.,
 Inc.
 expire 6/15/07 (a)(c)(d)(k)...             74              1
                                                 ------------
                                                        2,296
                                                 ------------

                                    SHARES          VALUE
                                 ----------------------------
HEALTH CARE--MISCELLANEOUS (0.1%)
Genesis Health Ventures, Inc.
 expire 10/1/02 (a)............         30,164   $    143,279
Harborside Healthcare Corp.
 Class A
 expire 8/1/09 (a)(d)(i)(k)....        259,493        259,493
                                                 ------------
                                                      402,772
                                                 ------------
INDUSTRIAL COMPONENTS (0.0%)(b)
Morris Material Handling, Inc.
 Series A
 expire 9/28/11 (a)(d)(i)(k)...          5,522             55
 Series B
 expire 9/28/11 (a)(d)(i)(k)...          5,522             55
 Series C
 expire 9/28/11 (a)(d)(i)(k)...          8,284             83
                                                 ------------
                                                          193
                                                 ------------
LEISURE TIME (0.0%)(b)
Windsor Woodmont Black Hawk
 Resort Corp.
 expire 3/15/10 (a)(c)(d)(k)...          1,500             15
                                                 ------------
OIL & GAS SERVICES (0.0%)(b)
Petro Stopping Centers Holdings
 L.P.
 expire 6/1/02 (a)(c)(d)(k)....          4,314          4,314
                                                 ------------
TELECOMMUNICATIONS (0.0%)(b)
ICO Global Communications
 Holdings Ltd.
 expire 5/16/06 (a)(d)(k)......         98,787            988
Loral Space & Communications
 Ltd.
 expire 12/27/06 (a)...........         56,922         71,722
Occidente y Caribe Celular,
 S.A.
 expire 3/15/04 (a)(c)(k)......         10,680        106,800
Ubiquitel Operating Co.
 expire 4/15/10 (a)(c)(k)......          2,510        125,500
                                                 ------------
                                                      305,010
                                                 ------------
Total Warrants
 (Cost $1,844,831).............                       798,350
                                                 ------------
                         SHORT-TERM
                     INVESTMENTS (9.0%)
                                   PRINCIPAL
                                    AMOUNT
                                 -------------
COMMERCIAL PAPER (4.5%)
Abbey National North America
 1.83%, due 1/3/02.............  $   2,000,000      1,999,797
American Express Credit Corp.
 1.76%, due 1/7/02.............      4,000,000      3,998,826
Freddie Mac Discount Note
 1.47%, due 1/2/02.............      2,000,000      1,999,918

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                         SHORT-TERM
                   INVESTMENTS (CONTINUED)

                                   PRINCIPAL
                                    AMOUNT          VALUE
                                 ----------------------------
COMMERCIAL PAPER (Continued)
General Electric Capital Corp.
 1.84%, due 1/10/02............  $  15,925,000   $ 15,917,669
Goldman Sachs Group, Inc.
 2.05%, due 1/2/02.............      7,140,000      7,139,593
                                                 ------------
Total Commercial Paper
 (Cost $31,055,803)............                    31,055,803
                                                 ------------
                                    SHARES
                                 -------------
INVESTMENT COMPANY (3.9%)
Merrill Lynch Premier
 Institutional Fund............     26,330,120     26,330,120
                                                 ------------
Total Investment Company
 (Cost $26,330,120)............                    26,330,120
                                                 ------------
SHORT-TERM
BOND (0.2%)
                                   PRINCIPAL
                                    AMOUNT
                                 -------------
ELECTRIC POWER COMPANIES (0.2%)
Southern California Edison Co.
 6.6305%, due 2/2/02...........  $   1,610,000      1,497,300
                                                 ------------
Total Short-Term Bond
 (Cost $1,583,925).............                     1,497,300
                                                 ------------
SHORT-TERM LOAN PARTICIPATION (0.4%)
BUILDING MATERIALS (0.4%)
Owens Corning, Inc.
 Bank Debt, Revolver
 3.62%, due 6/26/02
 (g)(i)(k)(m)..................      4,035,030      2,718,601
                                                 ------------
Total Short-Term Loan
 Participation
 (Cost $2,676,566).............                     2,718,601
                                                 ------------
Total Short-Term Investments
 (Cost $61,646,414)............                    61,601,824
                                                 ------------
Total Investments
 (Cost $842,263,103) (s).......           97.9%   670,195,762(t)
Cash and Other Assets,
 Less Liabilities..............            2.1     14,542,534
                                 -------------   ------------
Net Assets.....................          100.0%  $684,738,296
                                 =============   ============

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d)  Fair valued security.
(e)  Yankee bond.
(f) Eurobond--bond denominated in U.S. dollars or other currencies and sold to investors outside the country whose currency is used.
(g)  Issue in default.
(h)  Issuer in bankruptcy.
(i)  Restricted security.
(j) PIK ("Payment in Kind")--interest or dividend payment is made with additional securities.
(k)  Illiquid security.
(l)  Canadian security.
(m)  Floating rate. Rate shown is the rate in effect at December 31, 2001.
(n) CIK ("Cash in Kind")--interest payment is made with cash or additional securities.
(o1) 2,002 Units--each unit reflects $1,000 principal amount of 15.00% Senior Secured Notes plus 0.1923 shares of Series A preferred stock.
(o2) 3,125 Units--each unit reflects $1,000 principal amount of 13.875% Senior Notes plus 1 warrant to acquire 19.9718 shares of common stock at $0.01 per share at a future date.
(p)  Partially segregated as collateral for forward contracts.
(q)  Multiple tranche facilities.
(r)  Partially segregated for unfunded loan commitments.
(s)  The cost for federal income tax purposes is $842,878,129.
(t) At December 31, 2001 net unrealized depreciation was $172,682,367, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $23,158,251 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $195,840,618.
(u)  The following abbreviations are used in the above portfolio:
     DM--Deutsche Mark
     E  --Euro
     L  --Pound Sterling

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $842,263,103)........   $ 670,195,762
Cash denominated in foreign currencies
  (identified cost $32,251).............          32,308
Cash....................................             777
Receivables:
  Dividends and interest................      14,633,814
  Fund shares sold......................         185,542
  Investment securities sold............           5,515
Unrealized appreciation on foreign
  currency forward contracts............         380,553
                                           -------------
        Total assets....................     685,434,271
                                           -------------
LIABILITIES:
Payables:
  Adviser...............................         170,097
  Fund shares redeemed..................         133,317
  Professional..........................         116,903
  Administrator.........................         113,398
  Shareholder communication.............         103,013
  Custodian.............................           8,354
Accrued expenses........................          10,833
Unrealized depreciation on foreign
  currency forward contracts............          40,060
                                           -------------
        Total liabilities...............         695,975
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 684,738,296
                                           =============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized............................   $     846,898
Additional paid-in capital..............     916,108,065
Accumulated net investment loss.........      (4,475,618)
Accumulated net realized loss on
  investments...........................     (56,001,244)
Net unrealized depreciation on
  investments...........................    (172,067,341)
Net unrealized appreciation on
  translation of other assets and
  liabilities in
  foreign currencies and foreign
  currency forward contracts............         327,536
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 684,738,296
                                           =============
Shares of capital stock outstanding.....      84,689,790
                                           =============
Net asset value per share outstanding...   $        8.09
                                           =============

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:
Income:
  Interest..............................   $  77,848,779
  Dividends (a).........................       3,566,031
                                           -------------
        Total income....................      81,414,810
                                           -------------
Expenses:
  Advisory..............................       2,002,599
  Administration........................       1,335,066
  Shareholder communication.............         244,019
  Professional..........................         183,417
  Custodian.............................          61,915
  Directors.............................          24,056
  Portfolio pricing.....................          14,644
  Miscellaneous.........................          30,780
                                           -------------
        Total expenses..................       3,896,496
                                           -------------
Net investment income...................      77,518,314
                                           -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
  Security transactions.................     (34,596,549)
  Foreign currency transactions.........        (963,222)
                                           -------------
Net realized loss on investments and
  foreign currency transactions.........     (35,559,771)
                                           -------------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions.................     (14,109,103)
  Translation of other assets and
    liabilities in
    foreign currencies and foreign
    currency forward contracts..........       1,364,483
                                           -------------
Net unrealized loss on investments and
  foreign currency transactions.........     (12,744,620)
                                           -------------
Net realized and unrealized loss on
  investments and foreign currency
  transactions..........................     (48,304,391)
                                           -------------
Net increase in net assets resulting
  from operations.......................   $  29,213,923
                                           =============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $44,132.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

HIGH YIELD CORPORATE BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                  2001            2000
                                                              -------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income......................................  $  77,518,314   $  80,500,924
 Net realized loss on investments and foreign currency
   transactions.............................................    (35,559,771)    (17,569,888)
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency transactions............    (12,744,620)   (101,379,337)
                                                              -------------   -------------
 Net increase (decrease) in net assets resulting from
   operations...............................................     29,213,923     (38,448,301)
                                                              -------------   -------------
Dividends and distributions to shareholders:
 From net investment income.................................    (78,947,855)    (82,782,285)
 From net realized gain on investments......................             --         (30,766)
                                                              -------------   -------------
   Total dividends and distributions to shareholders........    (78,947,855)    (82,813,051)
                                                              -------------   -------------
Capital share transactions:
 Net proceeds from sale of shares...........................    106,530,167      42,572,394
 Net asset value of shares issued to shareholders in
   reinvestment of dividends and distributions..............     78,947,855      82,813,051
                                                              -------------   -------------
                                                                185,478,022     125,385,445
 Cost of shares redeemed....................................    (67,812,859)    (72,273,509)
                                                              -------------   -------------
 Increase in net assets derived from capital share
   transactions.............................................    117,665,163      53,111,936
                                                              -------------   -------------
Net increase (decrease) in net assets.......................     67,931,231     (68,149,416)
NET ASSETS:
Beginning of year...........................................    616,807,065     684,956,481
                                                              -------------   -------------
End of year.................................................  $ 684,738,296   $ 616,807,065
                                                              =============   =============
Accumulated net investment loss at end of year..............  $  (4,475,618)  $  (2,634,968)
                                                              =============   =============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                 YEAR ENDED DECEMBER 31
                                                                2001         2000         1999         1998         1997
                                                              ------------------------------------------------------
Net asset value at beginning of year........................  $   8.72     $  10.69     $  10.92     $  11.73     $  11.61
                                                              --------     --------     --------     --------     --------
Net investment income.......................................      1.05(b)      1.32         1.31         1.08         0.85
Net realized and unrealized gain (loss) on investments......     (0.64)       (1.96)        0.07        (0.76)        0.65
Net realized and unrealized gain (loss) on foreign currency
 transactions...............................................      0.01         0.02         0.01        (0.00)(a)       --
                                                              --------     --------     --------     --------     --------
Total from investment operations............................      0.42        (0.62)        1.39         0.32         1.50
                                                              --------     --------     --------     --------     --------
Less dividends and distributions:
 From net investment income.................................     (1.05)       (1.35)       (1.38)       (1.09)       (0.84)
 From net realized gain on investments......................        --        (0.00)(a)    (0.24)       (0.04)       (0.54)
                                                              --------     --------     --------     --------     --------
Total dividends and distributions...........................     (1.05)       (1.35)       (1.62)       (1.13)       (1.38)
                                                              --------     --------     --------     --------     --------
Net asset value at end of year..............................  $   8.09     $   8.72     $  10.69     $  10.92     $  11.73
                                                              ========     ========     ========     ========     ========
Total investment return.....................................      4.91%       (5.87%)      12.84%        2.66%       13.03%
Ratios (to average net assets)/Supplemental Data:
 Net investment income......................................     11.61%(b)    12.10%       11.33%        9.93%        8.84%
 Expenses...................................................      0.58%        0.60%        0.57%        0.58%        0.59%
Portfolio turnover rate.....................................        56%          64%          93%         151%         153%
Net assets at end of year (in 000's)........................  $684,738     $616,807     $684,956     $569,813     $424,567

------------
(a)  Less than one cent per share.

(b) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

Decrease net investment income..............................  $(0.00)(a)
Increase net realized and unrealized gains and losses.......    0.00(a)
Decrease ratio of net investment income.....................   (0.03%)

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

COMMON STOCKS (95.6%)+
                                    SHARES          VALUE
                                  ------------------------
AEROSPACE/DEFENSE (1.1%)
Boeing Co. (The)................      101,525   $    3,937,139
General Dynamics Corp...........       24,231        1,929,757
Goodrich Corp...................       12,441          331,179
Lockheed Martin Corp............       53,415        2,492,878
Northrop Grumman Corp...........       13,257        1,336,438
Rockwell Collins, Inc...........       22,671          442,085
Rockwell International Corp.....       22,671          404,904
United Technologies Corp........       56,995        3,683,587
                                                --------------
                                                    14,557,967
                                                --------------
AIRLINES (0.2%)
AMR Corp. (a)...................       18,339          406,576
Delta Air Lines, Inc............       15,177          444,079
Southwest Airlines Co...........       92,762        1,714,242
US Airways Group, Inc. (a)......        8,201           51,994
                                                --------------
                                                     2,616,891
                                                --------------
ALUMINUM (0.4%)
Alcan Inc. .....................       38,717        1,391,102
Alcoa Inc. .....................      102,913        3,658,557
                                                --------------
                                                     5,049,659
                                                --------------
AUTO PARTS & EQUIPMENT (0.2%)
Cooper Tire & Rubber Co.........        9,166          146,289
Delphi Automotive Systems
 Corp...........................       67,805          926,216
Genuine Parts Co................       20,813          763,837
Goodyear Tire & Rubber Co.
 (The)..........................       19,319          459,985
Visteon Corp....................       16,120          242,446
                                                --------------
                                                     2,538,773
                                                --------------
AUTOMOBILES (0.5%)
Ford Motor Co...................      219,536        3,451,106
General Motors Corp.............       67,328        3,272,141
                                                --------------
                                                     6,723,247
                                                --------------
BANKS--MAJOR REGIONAL (4.1%)
AmSouth Bancorp.................       44,788          846,493
Bank of New York Co., Inc.
 (The)..........................       89,262        3,641,890
Bank One Corp. .................      141,045        5,507,807
BB&T Corp. .....................       54,885        1,981,897
Comerica, Inc...................       21,570        1,235,961
FifthThird Bancorp..............       70,067        4,314,726
FleetBoston Financial Corp......      126,684        4,623,966
Huntington Bancshares, Inc. ....       30,187          518,915
KeyCorp.........................       51,915        1,263,611
Mellon Financial Corp...........       56,728        2,134,107
National City Corp. ............       73,510        2,149,432
Northern Trust Corp.............       27,039        1,628,289
PNC Financial Services Group,
 Inc. (The).....................       34,428        1,934,854
Regions Financial Corp..........       27,582          828,563
SouthTrust Corp. ...............       41,631        1,027,037
State Street Corp...............       39,448        2,061,158
SunTrust Banks, Inc.............       35,019        2,195,691
Synovus Financial Corp..........       35,067          878,428

                                       SHARES        VALUE
                                  ----------------------------
BANKS--MAJOR REGIONAL (Continued)
Union Planters Corp. ...........       16,735   $      755,251
U.S. Bancorp....................      236,506        4,950,071
Wells Fargo Co. ................      205,499        8,928,932
Zions Bancorp...................       11,211          589,474
                                                --------------
                                                    53,996,553
                                                --------------
BANKS--MONEY CENTER (1.9%)
Bank of America Corp............      190,750       12,007,712
JP Morgan Chase & Co............      239,131        8,692,412
Wachovia Corp. .................      164,921        5,171,923
                                                --------------
                                                    25,872,047
                                                --------------
BANKS--SAVINGS & LOANS (0.4%)
Charter One Financial, Inc......       26,226          712,036
Golden West Financial Corp......       19,094        1,123,682
Washington Mutual, Inc. ........      105,931        3,463,943
                                                --------------
                                                     5,299,661
                                                --------------
BEVERAGES--ALCOHOLIC (0.4%)
Anheuser-Busch Companies,
 Inc............................      107,157        4,844,568
Brown-Forman Corp. Class B......        8,287          518,766
Coors (Adolph) Co. Class B......        4,519          241,315
                                                --------------
                                                     5,604,649
                                                --------------
BEVERAGES--SOFT DRINKS (2.0%)
Coca-Cola Co. (The) (c).........      301,449       14,213,321
Coca-Cola Enterprises Inc.......       53,728        1,017,608
Pepsi Bottling Group, Inc.
 (The)..........................       34,560          812,160
PepsiCo, Inc....................      212,096       10,326,954
                                                --------------
                                                    26,370,043
                                                --------------
BROADCAST/MEDIA (0.7%)
Clear Channel Communications,
 Inc. (a).......................       72,416        3,686,699
Comcast Corp. Special Class A
 (a)............................      114,366        4,117,176
Univision Communications Inc.
 Class A (a)....................       25,357        1,025,944
                                                --------------
                                                     8,829,819
                                                --------------
BUILDING MATERIALS (0.2%)
Masco Corp......................       55,666        1,363,817
Sherwin-Williams Co. (The)......       19,010          522,775
Vulcan Materials Co. ...........       12,424          595,606
                                                --------------
                                                     2,482,198
                                                --------------
CHEMICALS (1.0%)
Air Products & Chemicals,
 Inc............................       27,589        1,294,200
Dow Chemical Co. (The)..........      108,622        3,669,251
E.I. du Pont de Nemours &
 Co. ...........................      124,227        5,280,890
Eastman Chemical Co.............        9,490          370,300
Hercules, Inc. (a)..............       12,620          126,200
Praxair, Inc....................       19,539        1,079,530
Rohm & Haas Co. ................       26,785          927,564
                                                --------------
                                                    12,747,935
                                                --------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

          COMMON STOCKS (CONTINUED)

                                       SHARES        VALUE
                                  ----------------------------
CHEMICALS--DIVERSIFIED (0.2%)
Avery Dennison Corp. ...........       13,289   $      751,227
Englehard Corp. ................       15,642          432,971
FMC Corp. (a)...................        3,750          223,125
Jabil Circuit Inc. (a)..........       23,143          525,809
PPG Industries, Inc. ...........       20,513        1,060,932
                                                --------------
                                                     2,994,064
                                                --------------
CHEMICALS--SPECIALTY (0.0%) (b)
Great Lakes Chemical Corp. .....        6,733          163,477
Sigma-Aldrich Corp. ............        9,443          372,149
                                                --------------
                                                       535,626
                                                --------------
COMMUNICATIONS--EQUIPMENT MANUFACTURERS (2.5%)
ADC Telecommunications, Inc.
 (a)............................       94,448          434,461
Andrew Corp. (a)................       10,071          220,454
Avaya Inc. (a)..................       34,073          413,987
CIENA Corp. (a).................       39,663          567,577
Cisco Systems, Inc. (a).........      889,198       16,103,376
Comverse Technology, Inc. (a)...       22,347          499,902
Corning, Inc. (a)...............      111,925          998,371
JDS Uniphase Corp. (a)..........      160,970        1,405,268
Lucent Technologies Inc. (a)....      413,872        2,603,255
Network Appliance, Inc. (a).....       40,091          876,790
Nortel Networks Corp. (a).......      388,008        2,910,060
QUALCOMM, Inc. (a)..............       92,713        4,682,007
Scientific-Atlanta, Inc. .......       19,538          467,740
Tellabs, Inc. (a)...............       50,011          751,665
                                                --------------
                                                    32,934,913
                                                --------------
COMPUTER SOFTWARE & SERVICES (6.4%)
Adobe Systems Inc. .............       29,307          909,982
Autodesk, Inc. .................        6,488          241,808
Automatic Data Processing,
 Inc. ..........................       74,792        4,405,249
BMC Software, Inc. (a)..........       29,543          483,619
Citrix Systems, Inc. (a)........       21,898          496,209
Computer Associates
 International, Inc. ...........       69,771        2,406,402
Computer Sciences Corp. (a).....       20,580        1,008,008
Compuware Corp. (a).............       44,610          525,952
Concord EFS, Inc. (a)...........       61,089        2,002,497
Electronic Data Systems
 Corp. .........................       57,469        3,939,500
Equifax Inc. ...................       17,417          420,620
First Data Corp. ...............       46,257        3,628,862
Fiserv, Inc. (a)................       22,617          957,151
Intuit Inc. (a).................       25,726        1,100,044
Mercury Interactive Corp. (a)...        9,771          332,019
Microsoft Corp. (a)(c)..........      652,918       43,268,876
Novell, Inc. (a)................       40,654          186,602
Oracle Corp. (a)................      674,255        9,311,462
Parametric Technology Corp.
 (a)............................       34,262          267,586
Paychex, Inc. ..................       45,557        1,596,317
PeopleSoft, Inc. (a)............       36,706        1,475,581
Sabre Holdings Corp. (a)........       16,001          677,642
Sapient Corp. (a)...............       14,361          110,867

                                       SHARES        VALUE
                                  ----------------------------
COMPUTER SOFTWARE & SERVICES (Continued)
Siebel Systems, Inc. (a)........       56,011   $    1,567,188
VERITAS Software Corp. (a)......       48,289        2,164,313
Yahoo! Inc. (a).................       69,035        1,224,681
                                                --------------
                                                    84,709,037
                                                --------------
COMPUTER SYSTEMS (4.0%)
Apple Computer, Inc. (a)........       42,363          927,750
Compaq Computer Corp. ..........      205,939        2,009,964
Dell Computer Corp. (a).........      316,357        8,598,583
EMC Corp. (a)...................      267,127        3,590,187
Gateway Inc. (a)................       39,253          315,594
Hewlett-Packard Co. ............      235,144        4,829,858
International Business Machines
 Corp. .........................      208,856       25,263,222
Lexmark International, Inc.
 (a)............................       15,648          923,232
NCR Corp. (a)...................       11,737          432,626
Palm, Inc. (a)..................       68,782          266,874
Sun Microsystems, Inc. (a)......      395,314        4,878,175
Unisys Corp. (a)................       37,977          476,231
                                                --------------
                                                    52,512,296
                                                --------------
CONGLOMERATES (0.0%) (b)
Textron, Inc. ..................       17,067          707,598
                                                --------------
CONTAINERS--METAL & GLASS (0.0%) (b)
Ball Corp. .....................        3,733          263,923
                                                --------------
CONTAINERS--PAPER (0.1%)
Bemis Co., Inc. ................        6,677          328,375
Pactiv Corp. (a)................       20,956          371,969
Temple-Inland, Inc. ............        5,925          336,125
                                                --------------
                                                     1,036,469
                                                --------------
COSMETICS/PERSONAL CARE (0.5%)
Alberto-Culver Co. Class B......        6,913          309,287
Avon Products, Inc. ............       28,648        1,332,132
Gillette Co. (The)..............      127,767        4,267,418
International Flavors &
 Fragrances Inc.................       11,642          345,884
                                                --------------
                                                     6,254,721
                                                --------------
ELECTRIC POWER COMPANIES (2.2%)
Allegheny Energy, Inc. .........       14,928          540,692
Ameren Corp. ...................       16,869          713,559
American Electric Power Co.,
 Inc. ..........................       39,433        1,716,519
Cinergy Corp. ..................       19,638          656,498
CMS Energy Corp. ...............       15,914          382,413
Consolidated Edison, Inc. ......       25,999        1,049,320
Constellation Energy Group,
 Inc. ..........................       19,783          525,239
Dominion Resources, Inc. .......       31,886        1,916,349
DTE Energy Co. .................       20,061          841,358
Duke Energy Corp. ..............       93,469        3,669,593
Edison International Inc. (a)...       40,725          614,949
Entergy Corp. ..................       26,694        1,044,002
Exelon Corp. ...................       38,739        1,854,823
FirstEnergy Corp. ..............       36,100        1,262,778
FPL Group, Inc. ................       21,306        1,201,658

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

          COMMON STOCKS (CONTINUED)

                                       SHARES        VALUE
                                  ----------------------------
ELECTRIC POWER COMPANIES (Continued)
Mirant Corp. (a)................       48,570   $      778,091
Niagara Mohawk Holdings, Inc.
 (a)............................       19,375          343,519
PG&E Corp. (a)..................       47,724          918,210
Pinnacle West Capital Corp. ....       10,369          433,943
PPL Corp. ......................       17,667          615,695
Progress Energy Inc. ...........       26,347        1,186,405
Public Service Enterprise Group,
 Inc............................       25,218        1,063,947
Reliant Energy, Inc. ...........       35,939          953,102
Southern Co. (The)..............       84,258        2,135,940
TECO Energy.....................       16,421          430,887
TXU Corp. ......................       32,107        1,513,845
Xcel Energy Inc. ...............       41,485        1,150,794
                                                --------------
                                                    29,514,128
                                                --------------
ELECTRICAL EQUIPMENT (4.2%)
American Power Conversion Corp.
 (a)............................       23,768          343,685
Cooper Industries, Inc. ........       11,507          401,825
Emerson Electric Co. ...........       51,880        2,962,348
General Electric Co. (c)........    1,203,410       48,232,673
Grainger (W.W.), Inc. ..........       11,413          547,824
Molex, Inc. ....................       23,893          739,488
Power-One, Inc. (a).............        8,985           93,534
Sanmina-SCI Corp. (a)...........       62,890        1,251,511
Solectron Corp. (a).............       97,359        1,098,210
Symbol Technologies, Inc. ......       26,665          423,440
Thomas & Betts Corp. (a)........        7,069          149,509
                                                --------------
                                                    56,244,047
                                                --------------
ELECTRONICS--DEFENSE (0.1%)
Raytheon Co. ...................       47,421        1,539,760
                                                --------------
ELECTRONICS--INSTRUMENTATION (0.2%)
Agilent Technologies, Inc.
 (a)............................       55,371        1,578,627
PerkinElmer, Inc. ..............       14,827          519,242
Tektronix, Inc. (a).............       11,769          303,405
                                                --------------
                                                     2,401,274
                                                --------------
ELECTRONICS--SEMICONDUCTORS (4.4%)
Advanced Micro Devices, Inc.
 (a)............................       41,781          662,647
Altera Corp. (a)................       46,968          996,661
Analog Devices, Inc. (a)........       43,314        1,922,708
Applied Materials, Inc. (a).....       98,425        3,946,843
Applied Micro Circuits Corp.
 (a)............................       35,996          407,475
Broadcom Corp. Class A (a)......       31,628        1,296,115
Conexant Systems, Inc. (a)......       29,582          424,798
Intel Corp. ....................      813,218       25,575,706
KLA-Tencor Corp. (a)............       22,752        1,127,589
Linear Technology Corp. ........       38,131        1,488,634
LSI Logic Corp. (a).............       43,883          692,474
Maxim Integrated Products, Inc.
 (a)............................       39,105        2,053,404
Micron Technology, Inc. (a).....       72,384        2,243,904
Motorola, Inc. .................      269,861        4,053,312
National Semiconductor Corp.
 (a)............................       20,942          644,804
Novellus Systems, Inc. (a)......       17,086          674,043
NVIDIA Corp. (a)................       17,500        1,170,750
PMC-Sierra, Inc. (a)............       19,977          424,711


                                       SHARES        VALUE
                                  ----------------------------
ELECTRONICS--SEMICONDUCTORS (Continued)
QLogic Corp. (a)................       11,148   $      496,197
Teradyne, Inc. (a)..............       21,925          660,819
Texas Instruments, Inc. ........      210,105        5,882,940
Vitesse Semiconductor Corp.
 (a)............................       21,891          272,762
Xilinx, Inc. (a)................       40,287        1,573,207
                                                --------------
                                                    58,692,503
                                                --------------
ENGINEERING & CONSTRUCTION (0.0%) (b)
Fluor Corp. (a).................        9,437          352,944
                                                --------------
ENTERTAINMENT (2.4%)
AOL Time Warner, Inc. (a).......      536,760       17,229,996
Viacom, Inc. Class B (a)........      214,949        9,489,998
Walt Disney Co. (The)...........      247,146        5,120,865
                                                --------------
                                                    31,840,859
                                                --------------
FINANCIAL--MISCELLANEOUS (5.7%)
AFLAC Inc. .....................       63,677        1,563,907
Ambac Financial Group, Inc. ....       12,811          741,244
American Express Co. ...........      161,777        5,773,821
Citigroup Inc. .................      623,702       31,484,477
Fannie Mae......................      121,226        9,637,467
Franklin Resources, Inc. .......       32,250        1,137,458
Freddie Mac.....................       84,222        5,508,119
John Hancock Financial Services,
 Inc. ..........................       36,158        1,493,325
MBIA Inc. ......................       18,263          979,445
MBNA Corp. .....................      103,175        3,631,760
MetLife, Inc. (a)...............       87,890        2,784,355
Moody's Corp. ..................       19,058          759,652
Morgan Stanley Dean Witter &
 Co. ...........................      132,900        7,434,426
Stilwell Financial, Inc. .......       27,610          751,544
T. Rowe Price Group, Inc. ......       14,760          512,615
USA Education Inc. .............       19,041        1,599,825
                                                --------------
                                                    75,793,440
                                                --------------
FOOD (1.3%)
Campbell Soup Co. ..............       49,564        1,480,477
ConAgra Foods, Inc. ............       65,323        1,552,728
General Mills, Inc. ............       44,050        2,291,041
Heinz (H.J.) Co. ...............       42,404        1,743,652
Hershey Foods Corp. ............       16,417        1,111,431
Kellogg Co. ....................       49,153        1,479,505
Sara Lee Corp. .................       95,703        2,127,478
Unilever N.V. ADR (d)...........       69,209        3,987,130
Wm. Wrigley Jr. Co. ............       27,474        1,411,339
                                                --------------
                                                    17,184,781
                                                --------------
FOOD & HEALTH CARE DISTRIBUTORS (0.6%)
AmerisourceBergen Corp. (a).....       12,485          793,422
Cardinal Health, Inc. ..........       54,679        3,535,544
McKesson Corp. .................       34,837        1,302,904
SUPERVALU, Inc. ................       16,077          355,623
SYSCO Corp. ....................       81,758        2,143,695
                                                --------------
                                                     8,131,188
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

          COMMON STOCKS (CONTINUED)

                                       SHARES        VALUE
                                  ----------------------------
GOLD & PRECIOUS METALS MINING (0.1%)
Barrick Gold Corp. .............       65,821   $    1,049,837
Newmont Mining Corp. ...........       23,350          446,219
Placer Dome, Inc. ..............       40,522          442,095
                                                --------------
                                                     1,938,151
                                                --------------
HARDWARE & TOOLS (0.1%)
Black & Decker Corp. (The)......        9,828          370,810
Snap-on Inc. ...................        7,271          244,742
Stanley Works (The).............       10,861          505,797
                                                --------------
                                                     1,121,349
                                                --------------
HEALTH CARE--DIVERSIFIED (4.2%)
Abbott Laboratories.............      188,184       10,491,258
Allergan, Inc. .................       15,869        1,190,968
American Home Products Corp. ...      159,924        9,812,937
Bristol-Myers Squibb Co. .......      234,571       11,963,121
Johnson & Johnson...............      371,881       21,978,167
                                                --------------
                                                    55,436,451
                                                --------------
HEALTH CARE--DRUGS (5.6%)
Forest Laboratories, Inc. (a)...       21,318        1,747,010
King Pharmaceuticals, Inc.
 (a)............................       29,628        1,248,228
Lilly (Eli) & Co. ..............      136,290       10,704,217
Merck & Co., Inc. ..............      275,725       16,212,630
Pfizer, Inc. ...................      762,105       30,369,884
Pharmacia Corp. ................      156,321        6,667,091
Schering-Plough Corp. ..........      177,466        6,355,057
Watson Pharmaceuticals, Inc.
 (a)............................       12,504          392,500
                                                --------------
                                                    73,696,617
                                                --------------
HEALTH CARE--HMOs (0.3%)
Aetna Inc. .....................       17,474          576,467
Humana, Inc. (a)................       20,779          244,984
UnitedHealth Group Inc. (a).....       37,837        2,677,725
Wellpoint Health Networks Inc.
 (a)............................        7,626          891,098
                                                --------------
                                                     4,390,274
                                                --------------
HEALTH CARE--HOSPITAL MANAGEMENT (0.4%)
HCA Inc. .......................       62,422        2,405,744
Health Management Associates,
 Inc. (a).......................       30,400          559,360
Tenet Healthcare Corp. (a)......       39,388        2,312,863
                                                --------------
                                                     5,277,967
                                                --------------
HEALTH CARE--MEDICAL PRODUCTS (1.5%)
Applera Corp.--Applied
 Biosystems Group...............       25,554        1,003,506
Bard (C.R.), Inc. ..............        6,258          403,641
Bausch & Lomb Inc. .............        6,506          245,016
Baxter International Inc. ......       71,740        3,847,416
Becton, Dickinson & Co. ........       31,244        1,035,739
Biomet, Inc. (a)................       32,472        1,003,385
Boston Scientific Corp. (a).....       48,578        1,171,701
Guidant Corp. (a)...............       36,928        1,839,014
Medtronic, Inc. ................      146,749        7,515,016


                                       SHARES        VALUE
                                  ----------------------------
HEALTH CARE--MEDICAL PRODUCTS (Continued)
St. Jude Medical, Inc. (a)......       10,589   $      822,236
Stryker Corp. ..................       23,765        1,387,163
Zimmer Holdings, Inc. (a).......       23,616          721,233
                                                --------------
                                                    20,995,066
                                                --------------
HEALTH CARE--MISCELLANEOUS (1.1%)
Amgen Inc. (a)..................      126,373        7,132,492
Biogen, Inc. (a)................       17,993        1,031,899
Chiron Corp. (a)................       22,986        1,007,706
Genzyme Corp. (a)...............       25,700        1,538,402
HEALTHSOUTH Corp. (a)...........       47,739          707,492
Immunex Corp. (a)...............       66,037        1,829,885
Manor Care, Inc. (a)............       12,673          300,477
MedImmune, Inc. (a).............       25,715        1,191,890
Quintiles Transnational Corp.
 (a)............................       14,279          229,606
                                                --------------
                                                    14,969,849
                                                --------------
HEAVY DUTY TRUCKS & PARTS (0.1%)
Cummins Inc. ...................        5,184          199,791
Dana Corp. .....................       18,733          260,014
Eaton Corp. ....................        8,526          634,420
Navistar International Corp.
 (a)............................        7,622          301,069
PACCAR Inc. ....................        9,519          624,637
                                                --------------
                                                     2,019,931
                                                --------------
HOMEBUILDING (0.1%)
Centex Corp. ...................        7,396          422,238
KB Home.........................        6,061          243,046
Pulte Homes, Inc. ..............        7,115          317,827
                                                --------------
                                                       983,111
                                                --------------
HOTEL/MOTEL (0.4%)
Carnival Corp. .................       71,139        1,997,583
Harrah's Entertainment, Inc.
 (a)............................       13,564          502,004
Hilton Hotels Corp. ............       45,298          494,650
Marriott International, Inc.
 Class A........................       29,387        1,194,582
Starwood Hotels & Resorts
 Worldwide, Inc. ...............       23,645          705,803
                                                --------------
                                                     4,894,622
                                                --------------
HOUSEHOLD--FURNISHINGS & APPLIANCES (0.1%)
Leggett & Platt, Inc. ..........       24,365          560,395
Maytag Corp. ...................        9,620          298,508
Whirlpool Corp. ................        8,114          595,000
                                                --------------
                                                     1,453,903
                                                --------------
HOUSEHOLD PRODUCTS (1.6%)
Clorox Co. (The)................       28,179        1,114,479
Colgate-Palmolive Co. ..........       66,928        3,865,092
Kimberly-Clark Corp. ...........       63,629        3,805,014
Procter & Gamble Co. (The)......      157,066       12,428,633
                                                --------------
                                                    21,213,218
                                                --------------
HOUSEWARES (0.1%)
Fortune Brands, Inc. ...........       18,500          732,415
Newell Rubbermaid, Inc. ........       32,646          900,050
Tupperware Corp. ...............        7,086          136,406
                                                --------------
                                                     1,768,871
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

          COMMON STOCKS (CONTINUED)

                                       SHARES        VALUE
                                  ----------------------------
INSURANCE BROKERS (0.4%)
Aon Corp. ......................       32,663   $    1,160,189
Marsh & McLennan Cos., Inc. ....       33,404        3,589,260
                                                --------------
                                                     4,749,449
                                                --------------
INSURANCE--LIFE & HEALTH (0.3%)
Conseco, Inc. (a)...............       40,317          179,814
Jefferson-Pilot Corp. ..........       18,200          842,114
Lincoln National Corp. .........       22,642        1,099,722
Torchmark Corp. ................       15,192          597,501
UNUMProvident Corp. ............       29,750          788,673
                                                --------------
                                                     3,507,824
                                                --------------
INSURANCE--MULTI-LINE (2.1%)
American International Group,
 Inc. ..........................      316,784       25,152,650
CIGNA Corp. ....................       17,575        1,628,324
Hartford Financial Services
 Group, Inc. (The)..............       29,710        1,866,679
                                                --------------
                                                    28,647,653
                                                --------------
INSURANCE--PROPERTY & CASUALTY (0.9%)
Allstate Corp. (The)............       86,408        2,911,950
Chubb Corp. (The)...............       20,625        1,423,125
Cincinnati Financial Corp. .....       19,949          761,054
Loews Corp. ....................       23,245        1,287,308
MGIC Investment Corp. ..........       13,062          806,187
Progressive Corp. (The).........        8,998        1,343,401
SAFECO Corp. ...................       15,764          491,049
St. Paul Cos., Inc. (The).......       25,116        1,104,350
XL Capital Ltd. Class A.........       16,171        1,477,383
                                                --------------
                                                    11,605,807
                                                --------------
INVESTMENT BANK/BROKERAGE (0.8%)
Bear Stearns Cos., Inc. (The)...       11,455          671,721
Charles Schwab Corp. (The)......      165,669        2,562,899
Lehman Brothers Holdings
 Inc. ..........................       28,925        1,932,190
Merrill Lynch & Co., Inc. ......      102,632        5,349,180
                                                --------------
                                                    10,515,990
                                                --------------
LEISURE TIME (0.2%)
Brunswick Corp. ................       10,844          235,965
Harley-Davidson, Inc. ..........       36,877        2,002,790
                                                --------------
                                                     2,238,755
                                                --------------
MACHINERY--DIVERSIFIED (0.4%)
Caterpillar Inc. ...............       41,818        2,184,991
Deere & Co. ....................       28,593        1,248,370
Ingersoll-Rand Co. .............       20,356          851,084
Thermo Electron Corp. (a).......       21,938          523,441
                                                --------------
                                                     4,807,886
                                                --------------
MANUFACTURING--DIVERSIFIED (1.9%)
Crane Co. ......................        7,461          191,300
Danaher Corp. ..................       17,501        1,055,485
Dover Corp. ....................       25,103          930,568
Honeywell International,
 Inc. ..........................       97,920        3,311,654
Illinois Tool Works, Inc. ......       36,765        2,489,726
ITT Industries, Inc. ...........       10,950          552,975
Johnson Controls, Inc. .........       10,628          858,211


                                       SHARES        VALUE
                                  ----------------------------
MANUFACTURING--DIVERSIFIED (Continued)
Millipore Corp. ................        5,545   $      336,582
Pall Corp. .....................       15,326          368,744
Parker-Hannifin Corp. ..........       14,235          653,529
Sealed Air Corp. (a)............       10,408          424,855
Tyco International Ltd. ........      241,897       14,247,733
                                                --------------
                                                    25,421,362
                                                --------------
METALS--MINING (0.1%)
Freeport-McMoRan Copper & Gold,
 Inc. Class B (a)...............       17,491          234,204
Inco Ltd. (a)...................       22,474          380,710
Phelps Dodge Corp. (a)..........        9,701          314,312
                                                --------------
                                                       929,226
                                                --------------
MISCELLANEOUS (0.8%)
AES Corp. (The) (a).............       64,654        1,057,093
American Greetings Corp. Class
 A..............................        8,026          110,598
Archer-Daniels-Midland Co. .....       80,357        1,153,123
Calpine Corp. (a)...............       36,347          610,266
Cintas Corp. ...................       20,563          995,044
International Game Technology
 (a)............................       10,630          726,029
Minnesota Mining & Manufacturing
 Co. ...........................       47,537        5,619,349
TRW, Inc. ......................       14,953          553,859
                                                --------------
                                                    10,825,361
                                                --------------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.6%)
Dynegy Inc. Class A.............       42,505        1,083,878
El Paso Corp. ..................       61,824        2,757,969
KeySpan Corp. ..................       16,420          568,953
Kinder Morgan, Inc. ............       13,488          751,147
NICOR, Inc. ....................        5,713          237,889
NiSource Inc. ..................       24,921          574,678
Peoples Energy Corp. ...........        4,470          169,547
Sempra Energy...................       25,207          618,832
Williams Cos., Inc. (The).......       62,410        1,592,703
                                                --------------
                                                     8,355,596
                                                --------------
OFFICE EQUIPMENT & SUPPLIES (0.2%)
Pitney Bowes Inc. ..............       29,887        1,124,050
Xerox Corp. (a).................       87,239          909,030
                                                --------------
                                                     2,033,080
                                                --------------
OIL & GAS DRILLING (0.0%) (b)
Rowan Cos., Inc. (a)............       11,465          222,077
                                                --------------
OIL & GAS--EXPLORATION & PRODUCTION (0.5%)
Anadarko Petroleum Corp. .......       30,243        1,719,316
Apache Corp. ...................       16,438          819,947
Burlington Resources Inc. ......       24,330          913,348
Devon Energy Corp. .............       15,544          600,776
EOG Resources, Inc. ............       14,286          558,725
Kerr-McGee Corp. ...............       12,050          660,340
Unocal Corp. ...................       30,047        1,083,795
                                                --------------
                                                     6,356,247
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

          COMMON STOCKS (CONTINUED)

                                        SHARES        VALUE
                                  ----------------------------
OIL & WELL--EQUIPMENT & SERVICES (0.6%)
Baker Hughes Inc................       40,480   $    1,476,306
Halliburton Co. ................       52,110          682,641
McDermott International, Inc....        7,440           91,289
Nabors Industries, Inc. (a).....       17,900          614,507
Noble Drilling Corp. (a)........       16,029          545,627
Schlumberger Ltd. ..............       69,465        3,817,102
Transocean Sedco Forex Inc......       38,675        1,307,988
                                                --------------
                                                     8,535,460
                                                --------------
OIL--INTEGRATED DOMESTIC (0.7%)
Amerada Hess Corp. .............       10,765          672,812
Ashland Inc. ...................        8,765          403,891
Conoco Inc......................       75,455        2,135,377
Occidental Petroleum Corp. .....       45,027        1,194,566
Phillips Petroleum Co. .........       45,895        2,765,633
Sunoco, Inc.....................       10,185          380,308
USX-Marathon Group..............       37,366        1,120,980
                                                --------------
                                                     8,673,567
                                                --------------
OIL--INTEGRATED INTERNATIONAL (4.3%)
ChevronTexaco Corp. ............      129,333       11,589,530
Exxon Mobil Corp. ..............      829,219       32,588,307
Royal Dutch Petroleum Co. ADR
 (d)............................      257,494       12,622,356
                                                --------------
                                                    56,800,193
                                                --------------
PAPER & FOREST PRODUCTS (0.5%)
Boise Cascade Corp. ............        6,951          236,404
Georgia-Pacific Group...........       27,526          759,993
International Paper Co. ........       58,655        2,366,729
Louisiana-Pacific Corp. (a).....       12,928          109,112
Mead Corp. (The)................       12,621          389,863
Westvaco Corp. .................       12,512          355,966
Weyerhaeuser Co. ...............       26,199        1,416,842
Willamette Industries, Inc......       13,344          695,489
                                                --------------
                                                     6,330,398
                                                --------------
PERSONAL LOANS (0.4%)
Capital One Financial Corp. ....       26,032        1,404,426
Countrywide Credit Industries,
 Inc............................       14,790          605,946
Household International,
 Inc. ..........................       55,452        3,212,889
Providian Financial Corp. ......       34,998          124,243
                                                --------------
                                                     5,347,504
                                                --------------
PHOTOGRAPHY/IMAGING (0.1%)
Eastman Kodak Co. ..............       35,174        1,035,171
                                                --------------
POLLUTION CONTROL (0.2%)
Allied Waste Industries, Inc.
 (a)............................       23,361          328,456
Waste Management, Inc. .........       76,110        2,428,670
                                                --------------
                                                     2,757,126
                                                --------------
PUBLISHING (0.1%)
McGraw-Hill Cos. Inc. (The).....       23,407        1,427,359
Meredith Corp. .................        6,260          223,169
                                                --------------
                                                     1,650,528
                                                --------------

                                       SHARES        VALUE
                                  ----------------------------
PUBLISHING--NEWSPAPERS (0.4%)
Dow Jones & Co., Inc............       10,261   $      561,584
Gannett Co., Inc. ..............       32,051        2,154,789
Knight-Ridder, Inc..............       10,190          661,637
New York Times Co. (The) Class
 A..............................       18,333          792,902
Tribune Co. ....................       36,120        1,351,972
                                                --------------
                                                     5,522,884
                                                --------------
RAILROADS (0.4%)
Burlington Northern Santa Fe
 Corp. .........................       46,910        1,338,342
CSX Corp. ......................       25,949          909,513
Norfolk Southern Corp. .........       47,464          870,015
Union Pacific Corp. ............       30,055        1,713,135
                                                --------------
                                                     4,831,005
                                                --------------
REAL ESTATE INVESTMENT/MANAGEMENT (0.2%)
Equity Office Properties
 Trust..........................       50,271        1,512,152
Equity Residential Properties
 Trust..........................       32,800          941,688
                                                --------------
                                                     2,453,840
                                                --------------
RESTAURANTS (0.5%)
Darden Restaurants, Inc.........       14,284          505,654
McDonald's Corp. ...............      157,031        4,156,610
Starbucks Corp. (a).............       45,350          863,918
Tricon Global Restaurants, Inc.
 (a)............................       17,882          879,794
Wendy's International, Inc. ....       12,636          368,592
                                                --------------
                                                     6,774,568
                                                --------------
RETAIL STORES--APPAREL (0.3%)
Gap, Inc. (The).................      103,812        1,447,139
Limited, Inc. (The).............       51,836          763,026
TJX Cos., Inc. (The)............       33,066        1,318,011
                                                --------------
                                                     3,528,176
                                                --------------
RETAIL STORES--DEPARTMENT (0.5%)
Dillard's, Inc. Class A.........       11,648          186,368
Federated Department Stores,
 Inc. (a).......................       23,321          953,829
Kohl's Corp. (a)................       40,613        2,860,780
May Department Stores Co.
 (The)..........................       36,389        1,345,665
Nordstrom, Inc..................       16,677          337,376
Penney (J.C.) Co., Inc..........       32,297          868,789
                                                --------------
                                                     6,552,807
                                                --------------
RETAIL STORES--DRUGS (0.3%)
Walgreen Co. ...................      123,286        4,149,807
                                                --------------
RETAIL STORES--FOOD (0.5%)
Albertson's, Inc. ..............       48,916        1,540,365
Kroger Co. (The) (a)............       98,410        2,053,817
Safeway, Inc. (a)...............       60,915        2,543,201
Winn-Dixie Stores, Inc. ........       17,913          255,260
                                                --------------
                                                     6,392,643
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

          COMMON STOCKS (CONTINUED)

                                       SHARES        VALUE
                                  ----------------------------
RETAIL STORES--GENERAL MERCHANDISE (2.8%)
Kmart Corp. (a).................       59,528   $      325,023
Sears, Roebuck & Co. ...........       39,127        1,864,010
Target Corp. ...................      109,398        4,490,788
Wal-Mart Stores, Inc. ..........      540,295       31,093,977
                                                --------------
                                                    37,773,798
                                                --------------
RETAIL STORES--SPECIALTY (2.4%)
AutoZone, Inc. (a)..............       13,067          938,211
Bed Bath & Beyond Inc. (a)......       34,401        1,166,194
Best Buy Co., Inc. (a)..........       25,525        1,901,102
Big Lots Inc. (a)...............       13,661          142,074
Circuit City Stores, Inc. ......       25,033          649,606
Costco Wholesale Corp. (a)......       54,939        2,438,193
CVS Corp. ......................       47,861        1,416,686
Dollar General Corp. ...........       40,693          606,326
Family Dollar Stores, Inc. .....       20,841          624,813
Home Depot, Inc. (The)..........      284,022       14,487,962
Lowe's Cos., Inc. ..............       93,869        4,356,460
Office Depot, Inc. (a)..........       35,890          665,401
RadioShack Corp. ...............       21,701          653,200
Staples, Inc. (a)...............       55,638        1,040,430
Tiffany & Co. ..................       18,002          566,523
Toys "R" Us, Inc. (a)...........       24,059          498,984
                                                --------------
                                                    32,152,165
                                                --------------
SHOES (0.1%)
NIKE, Inc. Class B..............       32,560        1,831,174
Reebok International Ltd. (a)...        6,941          183,937
                                                --------------
                                                     2,015,111
                                                --------------
SPECIALIZED SERVICES (0.7%)
Block (H&R), Inc. ..............       22,293          996,497
Cendant Corp. (a)...............      118,930        2,332,217
Convergys Corp. (a).............       20,996          787,140
Ecolab Inc. ....................       15,457          622,144
IMS Health, Inc. ...............       35,711          696,722
Interpublic Group of Cos., Inc.
 (The)..........................       45,590        1,346,729
Omnicom Group Inc. .............       22,515        2,011,715
Robert Half International Inc.
 (a)............................       21,627          577,441
TMP Worldwide Inc. (a)..........       12,967          556,284
                                                --------------
                                                     9,926,889
                                                --------------
SPECIALTY PRINTING (0.1%)
Deluxe Corp. ...................        8,036          334,137
Donnelley (R.R.) & Sons Co. ....       13,925          413,433
                                                --------------
                                                       747,570
                                                --------------
STEEL (0.1%)
Allegheny Technologies, Inc. ...       10,303          172,575
Nucor Corp. ....................        9,488          502,485
USX -- U.S. Steel Group.........       10,944          198,196
Worthington Industries, Inc. ...       10,647          151,187
                                                --------------
                                                     1,024,443
                                                --------------


                                       SHARES        VALUE
                                  ----------------------------
TELECOMMUNICATIONS--LONG
 DISTANCE (1.8%)
AT&T Corp. .....................      428,934   $    7,780,863
AT&T Wireless Services Inc.
 (a)............................      306,272        4,401,129
Nextel Communications, Inc.
 Class A (a)....................       96,777        1,060,676
Sprint Corp. (FON Group)........      107,426        2,157,114
Sprint Corp. (PCS Group) (a)....      119,457        2,915,945
WorldCom, Inc. -- WorldCom Group
 (a)............................      357,500        5,033,600
                                                --------------
                                                    23,349,327
                                                --------------
TELEPHONE (3.5%)
ALLTEL Corp. ...................       37,942        2,342,161
BellSouth Corp. ................      227,016        8,660,660
CenturyTel, Inc. ...............       17,264          566,259
Citizens Communications Co.
 (a)............................       32,272          344,021
Qwest Communications
 International, Inc. ...........      201,248        2,843,632
SBC Communications Inc. ........      407,989       15,980,929
Verizon Communications Inc. ....      329,022       15,615,384
                                                --------------
                                                    46,353,046
                                                --------------
TEXTILES--APPAREL
 MANUFACTURERS (0.1%)
Jones Apparel Group Inc. (a)....       14,600          484,282
Liz Claiborne, Inc. ............        6,646          330,638
V.F. Corp. .....................       13,468          525,387
                                                --------------
                                                     1,340,307
                                                --------------
TOBACCO (1.0%)
Philip Morris Cos., Inc. .......      262,667       12,043,282
UST Inc. .......................       20,064          702,240
                                                --------------
                                                    12,745,522
                                                --------------
TOYS (0.1%)
Hasbro, Inc. ...................       21,089          342,275
Mattel, Inc. ...................       52,052          895,294
                                                --------------
                                                     1,237,569
                                                --------------
TRANSPORTATION--MISCELLANEOUS (0.1%)
FedEx Corp. (a).................       36,134        1,874,632
Ryder System, Inc. .............        7,379          163,445
                                                --------------
                                                     2,038,077
                                                --------------
Total Common Stocks (Cost
 $1,205,023,155)................                 1,268,748,207(e)
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SHORT-TERM
INVESTMENTS (4.4%)
                                  PRINCIPAL
                                  AMOUNT            VALUE
                                  ----------------------------
COMMERCIAL PAPER (1.6%)
Ford Motor Credit Co.
 2.80%, due 1/4/02 (c)..........  $20,900,000   $   20,895,117
                                                --------------
Total Commercial Paper (Cost
 $20,895,117)...................                    20,895,117
                                                --------------
U.S. GOVERNMENT (2.8%)
United States Treasury Bills
 2.24%, due 1/10/02 (c).........   32,200,000       32,186,944
 2.38%, due 1/17/02 (c).........    5,000,000        4,995,557
                                                --------------
Total U.S. Government (Cost
 $37,182,501)...................                    37,182,501
                                                --------------
Total Short-Term Investments
 (Cost $58,077,618).............                    58,077,618
                                                --------------
Total Investments (Cost
 $1,263,100,773) (f)............        100.0%   1,326,825,825(g)
Cash and Other Assets, Less
 Liabilities....................          0.0(b)        114,668
                                  -----------   --------------
Net Assets......................        100.0%  $1,326,940,493
                                  ===========   ==============
FUTURES CONTRACTS (0.0%) (b)
                                   CONTRACTS      UNREALIZED
                                     LONG       APPRECIATION(H)
                                  -----------------------------
Standard & Poor's 500 Index
 March 2002.....................          199   $       60,307
                                                --------------
Total Futures Contracts
 (Settlement Value
 $57,172,700) (e)...............                $       60,307
                                                ==============
---------------------------------------------------------------
(a)  Non-income producing security.
(b) Less than one tenth of a percent.
(c)  Segregated as collateral for futures contracts.
(d) ADR--American Depositary Receipt.
(e)  The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts
     represents approximately 99.9% of net assets.
(f)  The cost for federal income tax purposes is
     $1,264,024,212.
(g)  At December 31, 2001 net unrealized appreciation was
     $62,801,613, based on cost for federal income tax
     purposes. This consisted of aggregate gross unrealized
     appreciation for all investments on which there was an
     excess of market value over cost of $244,773,492 and
     aggregate gross unrealized depreciation for all
     investments on which there was an excess of cost over
     market value of $181,971,879.
(h) Represents the difference between the value of the
    contracts at the time they were opened and the value at
    December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $1,263,100,773).....   $1,326,825,825
Cash...................................           36,065
Receivables:
  Investment securities sold...........        4,596,655
  Dividends and interest...............        1,281,387
  Fund shares sold.....................          989,496
                                          --------------
        Total assets...................    1,333,729,428
                                          --------------
LIABILITIES:
Payables:
  Investment securities purchased......        5,024,894
  Fund shares redeemed.................          610,599
  Variation margin on futures
    contracts..........................          493,900
  Administrator........................          223,827
  Shareholder communication............          217,337
  Adviser..............................          111,913
  Custodian............................           14,917
Accrued expenses.......................           91,548
                                          --------------
        Total liabilities..............        6,788,935
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,326,940,493
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized...........................   $      573,520
Additional paid-in capital.............    1,259,794,094
Accumulated undistributed net
  investment income....................           42,904
Accumulated undistributed net realized
  gain on investments..................        2,744,616
Net unrealized appreciation on
  investments and futures
  transactions.........................       63,785,359
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,326,940,493
                                          ==============
Shares of capital stock outstanding....       57,352,021
                                          ==============
Net asset value per share
  outstanding..........................   $        23.14
                                          ==============

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:
Income:
  Dividends (a)........................   $   17,746,423
  Interest.............................        1,265,362
                                          --------------
        Total income...................       19,011,785
                                          --------------
Expenses:
  Administration.......................        2,766,104
  Advisory.............................        1,383,052
  Shareholder communication............          548,113
  Professional.........................          146,107
  Custodian............................          137,035
  Directors............................           50,100
  Miscellaneous........................           69,814
                                          --------------
        Total expenses.................        5,100,325
                                          --------------
Net investment income..................       13,911,460
                                          --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) from:
  Security transactions................       22,959,751
  Futures transactions.................       (6,865,710)
                                          --------------
Net realized gain on investments.......       16,094,041
                                          --------------
Net change in unrealized appreciation
  (depreciation) on investments:
  Security transactions................     (219,789,963)
  Futures transactions.................          946,555
                                          --------------
Net unrealized loss on investments.....     (218,843,408)
                                          --------------
Net realized and unrealized loss on
  investments..........................     (202,749,367)
                                          --------------
Net decrease in net assets resulting
  from operations......................   $ (188,837,907)
                                          ==============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $85,482.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INDEXED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                   2001             2000
                                                              ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $   13,911,460   $   14,835,041
  Net realized gain on investments and futures
    transactions............................................      16,094,041       26,935,888
  Net change in unrealized appreciation (depreciation) on
    investments and futures transactions....................    (218,843,408)    (193,869,434)
                                                              --------------   --------------
  Net decrease in net assets resulting from operations......    (188,837,907)    (152,098,505)
                                                              --------------   --------------
Dividends and distributions to shareholders:
  From net investment income................................     (13,858,705)     (14,868,828)
  From net realized gain on investments.....................     (13,919,122)     (28,521,281)
                                                              --------------   --------------
    Total dividends and distributions to shareholders.......     (27,777,827)     (43,390,109)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     532,868,178      630,362,517
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............      27,777,827       43,390,109
                                                              --------------   --------------
                                                                 560,646,005      673,752,626
  Cost of shares redeemed...................................    (544,666,721)    (471,771,622)
                                                              --------------   --------------
  Increase in net assets derived from capital share
    transactions............................................      15,979,284      201,981,004
                                                              --------------   --------------
Net increase (decrease) in net assets.......................    (200,636,450)       6,492,390
NET ASSETS:
Beginning of year...........................................   1,527,576,943    1,521,084,553
                                                              --------------   --------------
End of year.................................................  $1,326,940,493   $1,527,576,943
                                                              ==============   ==============
Accumulated undistributed net investment income at end of
  year......................................................  $       42,904   $           --
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                           YEAR ENDED DECEMBER 31
                                                          2001          2000         1999         1998         1997
                                                       -----------------------------------------------------------
Net asset value at beginning of year.................  $   26.88     $    30.50   $    25.89   $    20.58   $    16.10
                                                       ----------    ----------   ----------   ----------   ----------
Net investment income................................       0.25           0.27         0.28         0.26         0.27
Net realized and unrealized gain (loss) on
  investments........................................      (3.49)         (3.10)        5.06         5.58         4.99
                                                       ----------    ----------   ----------   ----------   ----------
Total from investment operations.....................      (3.24)         (2.83)        5.34         5.84         5.26
                                                       ----------    ----------   ----------   ----------   ----------
Less dividends and distributions:
  From net investment income.........................      (0.25)         (0.27)       (0.28)       (0.26)       (0.27)
  From net realized gain on investments..............      (0.25)         (0.52)       (0.45)       (0.27)       (0.51)
                                                       ----------    ----------   ----------   ----------   ----------
Total dividends and distributions....................      (0.50)         (0.79)       (0.73)       (0.53)       (0.78)
                                                       ----------    ----------   ----------   ----------   ----------
Net asset value at end of year.......................  $   23.14     $    26.88   $    30.50   $    25.89   $    20.58
                                                       ==========    ==========   ==========   ==========   ==========
Total investment return..............................     (12.11%)        (9.32%)      20.70%       28.49%       32.84%
Ratios (to average net assets)/Supplemental Data:
  Net investment income..............................       1.01%          0.94%        1.13%        1.30%        1.75%
  Expenses...........................................       0.37%          0.37%        0.36%        0.38%        0.39%
Portfolio turnover rate..............................          4%             6%           3%           4%           5%
Net assets at end of year (in 000's).................  $1,326,940    $1,527,577   $1,521,085   $  946,785   $  496,772

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

                   COMMON STOCKS (94.9%)+
                                       SHARES        VALUE
                                      --------------------
BELGIUM (4.8%)
Colruyt NV (multi-industry).........     19,330   $   843,360
Electrabel, S.A.
 (utilities-electrical & gas).......      6,829     1,422,847
Fortis Group (insurance)............     16,600       430,856
                                                  -----------
                                                    2,697,063
                                                  -----------
CANADA (0.5%)
Thomson Corp. (The) (business &
 public services)...................      9,185       278,203
                                                  -----------
DENMARK (0.5%)
Novo Nordisk A/S Class B (health &
 personal care).....................      6,646       271,796
                                                  -----------
FINLAND (1.9%)
Nokia Oyj Class A (electrical &
 electronics).......................     35,663       919,605
Sampo Oyj Class A (insurance).......     17,870       140,021
                                                  -----------
                                                    1,059,626
                                                  -----------
FRANCE (13.1%)
Aventis, S.A. (health & personal
 care)..............................     21,991     1,561,568
Aventis, S.A. ADR (health & personal
 care) (b)..........................      2,375       168,625
BNP Paribas, S.A. (banking).........     10,851       971,004
Dexia (business & public
 services)..........................    100,579     1,450,800
Groupe Danone, S.A. (food &
 household products)................      5,762       702,876
L'Oreal, S.A. (health & personal
 care)..............................      7,468       537,945
M6 Metropole Television, S.A.
 (broadcasting & publishing)........      2,660        75,791
Sanofi-Synthelabo, S.A. (health &
 personal care).....................     11,830       882,702
Suez, S.A. (business & public
 services)..........................     30,543       924,647
                                                  -----------
                                                    7,275,958
                                                  -----------
GERMANY (6.1%)
AMB Generali Holding AG Bearer
 Shares (insurance).................      1,400       147,094
AWD Holding AG (financial
 services)..........................      5,800       136,854
Bayerische Motoren Werke (BMW) AG
 (automobiles)......................     31,057     1,093,682
Deutsche Boerse AG (financial
 services)..........................     34,123     1,352,049
Heidelberger Druckmaschinen AG
 (machinery & engineering)..........      5,963       225,386
Marschollek, Lautenschlaeger &
 Partner AG (financial services)....      2,000       146,738
Schering AG (health & personal
 care)..............................      5,106       273,238
                                                  -----------
                                                    3,375,041
                                                  -----------


                                      SHARES          VALUE
                                      -----------------------
HONG KONG (7.2%)
Hongkong Electric Holdings, Ltd.
 (utilities-electrical & gas).......    798,000   $ 2,967,722
Yue Yuen Industrial Holdings, Ltd.
 (recreation & other consumer
 goods).............................    538,300     1,011,310
                                                  -----------
                                                    3,979,032
                                                  -----------
INDIA (1.9%)
ITC, Ltd. GDR (beverages & tobacco)
 (a)(c).............................     76,000     1,066,713
                                                  -----------
IRELAND (3.2%)
Bank of Ireland (banking)...........    185,581     1,756,515
                                                  -----------
ITALY (1.2%)
Italgas S.p.A. (utilities-electrical
 & gas).............................     29,900       280,606
Snam Rete Gas S.p.A.
 (utilities-electric & gas).........     41,350       109,350
Telecom Italia Mobile S.p.A.
 (telecommunications)...............     46,185       257,842
                                                  -----------
                                                      647,798
                                                  -----------
JAPAN (7.7%)
Canon, Inc. (data processing &
 reproduction)......................     47,000     1,617,351
Canon, Inc. ADR (data processing &
 reproduction) (b)..................      7,486       262,459
Dentsu, Inc. (business & public
 services)..........................          2         8,958
KAO, Corp. (health & personal
 care)..............................     27,000       561,384
Nomura Research Institute, Ltd.
 (business & public services).......        400        46,940
SECOM Co., Ltd. (business & public
 services)..........................      5,000       251,030
Seven-Eleven Japan Co., Ltd.
 (recreation & other consumer
 goods).............................      4,000       145,887
Takeda Chemical Industries, Ltd.
 (health & personal care)...........     18,000       814,436
Toppan Forms Co., Ltd. (business &
 public services)...................      8,200       137,334
Yamanouchi Pharmaceutical Co., Ltd.
 (health & personal care)...........     16,000       422,402
                                                  -----------
                                                    4,268,181
                                                  -----------
LUXEMBOURG (0.1%)
RTL Group (broadcasting &
 publishing)........................      1,019        40,013
                                                  -----------
NETHERLANDS (6.6%)
Heineken N.V. (beverages &
 tobacco)...........................      7,460       282,899
TPG N.V. (business & public
 services)..........................     86,302     1,867,292
Unilever (CVA) N.V. (food &
 household products)................     16,899       990,836
Unilever (CVA) N.V. ADR (food &
 household products) (b)............      9,620       554,208
                                                  -----------
                                                    3,695,235
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                  COMMON STOCKS (CONTINUED)

                                      SHARES         VALUE
                                      -----------------------
SINGAPORE (1.3%)
DBS Group Holdings, Ltd.
 (banking)..........................     94,000   $   702,518
                                                  -----------
SPAIN (5.3%)
Banco Popular Espanol, S.A.
 (banking)..........................     54,391     1,786,089
Iberdrola, S.A.
 (utilities-electrical & gas).......     88,711     1,154,809
                                                  -----------
                                                    2,940,898
                                                  -----------
SWEDEN (2.2%)
Pharmacia Corp. SDR (health &
 personal care) (d).................      6,418       278,998
Sandvik AB (machinery &
 engineering).......................      6,100       130,552
Svenska Handelsbanken AB Series A
 (banking)..........................     57,715       847,318
                                                  -----------
                                                    1,256,868
                                                  -----------
SWITZERLAND (9.5%)
Nestle, S.A. Registered (food &
 household products)................     11,097     2,366,041
Novartis AG Registered (health &
 personal care).....................     34,463     1,245,426
UBS AG Registered (banking).........     32,810     1,656,013
                                                  -----------
                                                    5,267,480
                                                  -----------
UNITED KINGDOM (21.1%)
Diageo PLC (beverages & tobacco)....    165,359     1,889,208
Exel PLC
 (transportation-airlines)..........     95,314     1,088,952
GlaxoSmithKline PLC (health &
 personal care).....................     38,650       969,208
Lloyds TSB Group PLC (banking)......    103,725     1,126,172
London Stock Exchange PLC (financial
 services)..........................     30,095       184,837
Michael Page International PLC
 (business & public services).......     81,796       184,521
Reckitt Benckiser PLC (food &
 household products)................     88,437     1,287,112
Rentokil Initial PLC (business &
 public services)...................    246,809       991,408
Tesco PLC (merchandising)...........    315,493     1,143,330
United Utilities PLC
 (multi-industry)...................    146,167     1,309,362
Vodafone Group PLC
 (telecommunications)...............    443,301     1,159,712
Vodafone Group PLC ADR
 (telecommunications) (b)...........      5,189       133,254
William Morrison Supermarkets PLC
 (food & household products)........     77,997       229,020
                                                  -----------
                                                   11,696,096
                                                  -----------

                                      SHARES         VALUE
                                      -----------------------
UNITED STATES (0.7%)
AFLAC, Inc. (financial services)....     17,255   $   423,783
                                                  -----------
Total Common Stocks (Cost
 $51,398,383).......................               52,698,817
                                                  -----------

PREFERRED STOCK (0.8%)
GERMANY (0.8%)
Porsche AG
 E1.53
 (automobiles) (g)..................      1,199       457,996
                                                  -----------
Total Preferred Stock (Cost
 $347,865)..........................                  457,996
                                                  -----------
SHORT-TERM
INVESTMENT (2.0%)
INVESTMENT COMPANY (2.0%)
UNITED STATES (2.0%)
Merrill Lynch Premier Institutional
 Fund
 (financial services)...............  1,090,000     1,090,000
                                                  -----------
Total Short-Term Investment
 (Cost $1,090,000)..................                1,090,000
                                                  -----------
Total Investments (Cost $52,836,248)
 (e)................................       97.7%   54,246,813(f)
Cash and Other Assets,
 Less Liabilities...................        2.3     1,267,726
                                      ---------   -----------
Net Assets..........................      100.0%  $55,514,539
                                      =========   ===========

------------
(a)  May be sold to institutional investors only.
(b) ADR -- American Depositary Receipt.
(c)  GDR -- Global Depositary Receipt.
(d) SDR -- Swedish Depositary Receipt.
(e)  The cost for federal income tax purposes is $52,990,882.
(f) At December 31, 2001 net unrealized appreciation for securities was $1,255,931, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,857,398 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,601,467.
(g)  The following abbreviation is used in the above portfolio:
     E -- Euro

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

The table below sets forth the diversification of International Equity Portfolio investments by industry.
INDUSTRY
DIVERSIFICATION

                                    VALUE       PERCENT +
                                 ------------------------
Automobiles...................   $ 1,551,678        2.8%
Banking.......................     8,845,629       15.9
Beverages & Tobacco...........     3,238,820        5.8
Broadcasting & Publishing.....       115,804        0.2
Business & Public Services....     6,141,133       11.1
Data Processing &
  Reproduction................     1,879,810        3.4
Electrical & Electronics......       919,605        1.6
Financial Services............     3,334,261        6.0
Food & Household Products.....     6,130,093       11.0
Health & Personal Care........     7,987,728       14.4
Insurance.....................       717,971        1.3
Machinery & Engineering.......       355,938        0.6
Merchandising.................     1,143,330        2.1
Multi-Industry................     2,152,722        3.9
Recreation & Other Consumer
  Goods.......................     1,157,197        2.1
Telecommunications............     1,550,808        2.8
Transportation-Airlines.......     1,088,952        2.0
Utilities-Electrical & Gas....     5,935,334       10.7
                                 -----------     ------
                                  54,246,813       97.7
Cash and Other Assets, Less
  Liabilities.................     1,267,726        2.3
                                 -----------     ------
Net Assets....................   $55,514,539      100.0%
                                 ===========     ======

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $52,836,248)...........   $54,246,813
Cash denominated in foreign currencies
  (identified cost $2,538,173)............     2,563,287
Cash......................................        42,183
Receivables:
  Investment securities sold..............       307,252
  Dividends and interest..................       139,375
  Fund shares sold........................        25,676
                                             -----------
        Total assets......................    57,324,586
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........     1,182,955
  Fund shares redeemed....................       529,945
  Professional............................        32,965
  Adviser.................................        28,053
  Custodian...............................        11,089
  Administrator...........................         9,351
Accrued expenses..........................        15,689
                                             -----------
        Total liabilities.................     1,810,047
                                             -----------
Net assets applicable to outstanding
  shares..................................   $55,514,539
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    55,163
Additional paid-in capital................    62,955,431
Accumulated net investment loss...........       (62,967)
Accumulated net realized loss on
  investments.............................    (8,833,599)
Net unrealized appreciation on
  investments.............................     1,410,565
Net unrealized depreciation on translation
  of other assets and liabilities in
  foreign currencies......................       (10,054)
                                             -----------
Net assets applicable to outstanding
  shares..................................   $55,514,539
                                             ===========
Shares of capital stock outstanding.......     5,516,253
                                             ===========
Net asset value per share outstanding.....   $     10.06
                                             ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $ 1,141,403
  Interest................................       104,470
                                             -----------
        Total income......................     1,245,873
                                             -----------
Expenses:
  Advisory................................       346,609
  Administration..........................       115,536
  Custodian...............................        77,631
  Professional............................        41,057
  Shareholder communication...............        23,027
  Portfolio pricing.......................        21,308
  Directors...............................         2,114
  Miscellaneous...........................        17,755
                                             -----------
        Total expenses....................       645,037
                                             -----------
Net investment income.....................       600,836
                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized loss from:
  Security transactions...................    (8,530,978)
  Option transactions.....................       (42,054)
  Foreign currency transactions...........       (59,229)
                                             -----------
Net realized loss on investments and
  foreign currency transactions...........    (8,632,261)
                                             -----------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions...................      (812,673)
  Translation of other assets and
    liabilities in foreign currencies.....        61,919
                                             -----------
Net unrealized loss on investments and
  foreign currency transactions...........      (750,754)
                                             -----------
Net realized and unrealized loss on
  investments and foreign currency
  transactions............................    (9,383,015)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(8,782,179)
                                             ===========

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $136,328.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                  2001           2000
                                                              -----------------------
DECREASE IN NET ASSETS:
Operations:
 Net investment income......................................  $    600,836   $    360,861
 Net realized gain (loss) on investments and foreign
   currency transactions....................................    (8,632,261)     3,183,182
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency transactions............      (750,754)   (17,113,131)
                                                              ------------   ------------
 Net decrease in net assets resulting from operations.......    (8,782,179)   (13,569,088)
                                                              ------------   ------------
Dividends and distributions to shareholders:
 From net investment income.................................      (780,439)      (464,356)
 From net realized gain on investments and foreign currency
   transactions.............................................      (172,701)    (3,655,859)
                                                              ------------   ------------
   Total dividends and distributions to shareholders........      (953,140)    (4,120,215)
                                                              ------------   ------------
Capital share transactions:
 Net proceeds from sale of shares...........................    79,751,832     34,833,870
 Net asset value of shares issued to shareholders in
   reinvestment of dividends and distributions..............       953,140      4,120,215
                                                              ------------   ------------
                                                                80,704,972     38,954,085
 Cost of shares redeemed....................................   (80,884,118)   (28,175,088)
                                                              ------------   ------------
 Increase (decrease) in net assets derived from capital
   share transactions.......................................      (179,146)    10,778,997
                                                              ------------   ------------
Net decrease in net assets..................................    (9,914,465)    (6,910,306)
NET ASSETS:
Beginning of year...........................................    65,429,004     72,339,310
                                                              ------------   ------------
End of year.................................................  $ 55,514,539   $ 65,429,004
                                                              ============   ============
Accumulated undistributed net investment income (loss) at
 end of year................................................  $    (62,967)  $    105,850
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                 YEAR ENDED DECEMBER 31
                                                                  2001         2000        1999        1998        1997
                                                                --------------------------------------------------
Net asset value at beginning of year........................    $  11.90     $  15.48    $  12.40    $  10.31    $  10.65
                                                                --------     --------    --------    --------    --------
Net investment income.......................................        0.11(a)      0.07(a)     0.11        0.23        1.06
Net realized and unrealized gain (loss) on investments......       (1.78)       (2.97)       3.46        2.20        0.27
Net realized and unrealized gain (loss) on foreign currency
 transactions...............................................       (0.00)(b)     0.12       (0.12)      (0.05)      (0.78)
                                                                --------     --------    --------    --------    --------
Total from investment operations............................       (1.67)       (2.78)       3.45        2.38        0.55
                                                                --------     --------    --------    --------    --------
Less dividends and distributions:
 From net investment income.................................       (0.14)       (0.09)      (0.05)      (0.29)      (0.89)
 From net realized gain on investments and foreign currency
   transactions.............................................       (0.03)       (0.71)      (0.32)         --          --
                                                                --------     --------    --------    --------    --------
Total dividends and distributions...........................       (0.17)       (0.80)      (0.37)      (0.29)      (0.89)
                                                                --------     --------    --------    --------    --------
Net asset value at end of year..............................    $  10.06     $  11.90    $  15.48    $  12.40    $  10.31
                                                                ========     ========    ========    ========    ========
Total investment return.....................................      (14.02%)     (18.06%)     28.06%      23.11%       5.17%
Ratios (to average net assets)/Supplemental Data:
 Net investment income......................................        1.04%        0.53%       0.78%       1.13%       1.25%
 Net expenses...............................................        1.12%        1.01%       1.07%       0.97%       0.97%
 Expenses (before reimbursement)............................        1.12%        1.01%       1.07%       1.17%       1.25%
Portfolio turnover rate.....................................         130%          28%         37%         57%         61%
Net assets at end of year (in 000's)........................    $ 55,515     $ 65,429    $ 72,339    $ 38,006    $ 30,272

------------
 (a) Per share data based on average shares outstanding during the period.
(b) Less than one cent per share.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

MID CAP CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

                   COMMON STOCKS (99.5%)+
                                        SHARES      VALUE
                                        -------------------
ADVERTISING & MARKETING SERVICES (0.1%)
Metris Companies Inc. ................    517    $    13,292
                                                 -----------
AEROSPACE/DEFENSE (0.2%)
Goodrich Corp. .......................  1,104         29,388
                                                 -----------
AIR FREIGHT (0.0%) (b)
CNF Transportation Inc. ..............     70          2,348
                                                 -----------
AUTO PARTS & EQUIPMENT (1.4%)
Delphi Automotive Systems Corp. ......    380          5,191
Genuine Parts Co. ....................  2,624         96,301
Goodyear Tire & Rubber Co. (The)......    201          4,786
Lear Corp. (a)........................    912         34,783
TRW, Inc. ............................    148          5,482
Visteon Corp. ........................  1,798         27,042
                                                 -----------
                                                     173,585
                                                 -----------
AUTOMOBILES (0.3%)
AutoNation, Inc. (a)..................  3,524         43,451
                                                 -----------
BANKS (7.0%)
Associated Banc-Corp. ................  1,002         35,361
City National Corp. ..................    528         24,737
Commerce Bancorp, Inc. ...............    856         33,675
Compass Bancshares, Inc. .............  1,946         55,072
First Tennessee National Corp. .......  1,933         70,091
Golden West Financial Corp. ..........  1,950        114,757
Hibernia Corp. Class A................  2,412         42,909
Hudson City Bancorp, Inc. ............    635         16,732
Huntington Bancshares, Inc. ..........  3,815         65,580
Marshall & Ilsley Corp. ..............  1,631        103,210
North Fork Bancorporation, Inc. ......  2,460         78,695
Old National Bancorp..................     83          2,096
Pacific Century Financial Corp. ......    109          2,822
Popular, Inc. ........................     93          2,704
Roslyn Bancorp, Inc. .................  1,383         24,203
SouthTrust Corp. .....................  4,823        118,983
TCF Financial Corp. ..................  1,187         56,952
Trustmark Corp. ......................    678         16,428
UnionBanCal Corp. ....................     75          2,850
Washington Federal Inc. ..............    711         18,330
                                                 -----------
                                                     886,187
                                                 -----------
BEVERAGES (0.7%)
Constellation Brands Inc. Class A
 (a)..................................    458         19,625
Pepsi Bottling Group, Inc. (The)......  2,680         62,980
                                                 -----------
                                                      82,605
                                                 -----------
BIOTECHNOLOGY (0.9%)
Gilead Sciences, Inc. (a).............  1,448         95,163
IDEC Pharmaceuticals Corp. (a)........    157         10,822
Vertex Pharmaceuticals Inc. (a).......    167          4,106
                                                 -----------
                                                     110,091
                                                 -----------



------------
+ Percentages indicated are based on Portfolio net assets.


                                        SHARES      VALUE
                                        --------------------
BROADCAST/MEDIA (0.1%)
Hispanic Broadcasting Corp. (a).......    134    $     3,417
Mediacom Communications Corp. (a).....    247          4,510
USA Networks, Inc. (a)................     85          2,322
                                                 -----------
                                                      10,249
                                                 -----------
BUILDING MATERIALS (0.1%)
Lafarge North America Inc. ...........    470         17,658
                                                 -----------
CHEMICALS (1.9%)
Cabot Corp. ..........................    769         27,453
Lubrizol Corp. .......................    583         20,458
OM Group, Inc. .......................    320         21,181
PPG Industries, Inc. .................  1,868         96,613
Praxair, Inc. ........................  1,317         72,764
Valspar Corp. (The)...................     70          2,772
                                                 -----------
                                                     241,241
                                                 -----------
COMMERCIAL & CONSUMER SERVICES (1.6%)
Apollo Group Inc. Class A (a).........  1,318         59,323
Bisys Group, Inc. (The) (a)...........    750         47,993
Cerner Corp. (a)......................    378         18,874
Choicepoint Inc. (a)..................     89          4,511
DST Systems, Inc. (a).................     94          4,686
Dun & Bradstreet Corp. (The) (a)......  1,214         42,854
Jacobs Engineering Group Inc. (a).....    303         19,998
United Rentals, Inc. (a)..............     56          1,271
Viad Corp. ...........................    180          4,262
                                                 -----------
                                                     203,772
                                                 -----------
COMMUNICATIONS--EQUIPMENT MANUFACTURERS (0.2%)
L-3 Communication Holdings, Inc.
 (a)..................................    213         19,170
Metromedia Fiber Network, Inc. Class A
 (a)..................................  2,408          1,060
Polycom, Inc. (a).....................    126          4,334
                                                 -----------
                                                      24,564
                                                 -----------
COMPUTER SOFTWARE & SERVICES (6.0%)
Adobe Systems Inc. ...................  2,083         64,677
Affiliated Computer Services, Inc.
 Class A (a)..........................    596         63,253
Autodesk, Inc. .......................     76          2,833
Avant! Corp. (a)......................    226          4,631
Candence Design Systems, Inc. (a).....    348          7,628
Citrix Systems, Inc. (a)..............    267          6,050
Computer Sciences Corp. (a)...........    220         10,776
Compuware Corp. (a)...................    446          5,258
Electronic Arts Inc. (a)..............  1,890        113,306
Equifax Inc. .........................  2,188         52,840
Exult Inc. (a)........................    115          1,846
Fiserv, Inc. (a)......................  2,764        116,972
Ingram Micro Inc. Class A (a).........    902         15,623
Intuit Inc. (a).......................  1,896         81,073
Investment Technology Group, Inc.
 (a)..................................    660         25,786
i2 Technologies, Inc. (a).............  1,241          9,804

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

                 COMMON STOCKS (CONTINUED)

                                        SHARES      VALUE
                                        --------------------
COMPUTER SOFTWARE & SERVICES (Continued)
Network Associates, Inc. (a)..........  2,088    $    53,975
Openwave Systems Inc. (a).............    393          3,847
Pixar, Inc. (a).......................    228          8,199
Retek Inc. (a)........................    377         11,261
Sabre Holdings Corp. (a)..............     75          3,176
StorageNetworks, Inc. (a).............    267          1,650
SunGard Data Systems Inc. (a).........    889         25,719
Symantec Corp. (a)....................  1,112         73,759
TIBCO Software Inc. (a)...............     88          1,314
                                                 -----------
                                                     765,256
                                                 -----------
COMPUTER SYSTEMS (0.5%)
Brocade Communications Systems (a)....    284          9,406
Cabot Microelectronics Corp. (a)......     34          2,694
Enterasys Networks, Inc. (a)..........    871          7,708
Palm, Inc. (a)........................  2,570          9,972
Storage Technology Corp. (a)..........  1,582         32,700
                                                 -----------
                                                      62,480
                                                 -----------
COMPUTERS--NETWORKING (0.2%)
Emulex Corp. (a)......................    115          4,544
Foundry Networks, Inc. (a)............    121            986
ONI Systems Corp. (a).................    457          2,865
Redback Networks, Inc. (a)............    575          2,271
Riverstone Networks, Inc. (a).........    506          8,400
Sycamore Networks, Inc. (a)...........    627          3,361
                                                 -----------
                                                      22,427
                                                 -----------
CONTAINERS (0.7%)
Bemis Co., Inc. ......................    757         37,229
Pactiv Corp. (a)......................  2,413         42,831
Smurfit-Stone Container Corp. (a).....    244          3,897
                                                 -----------
                                                      83,957
                                                 -----------
COSMETICS/PERSONAL CARE (0.4%)
Alberto-Culver Co. Class B............    444         19,865
International Flavors & Fragrances
 Inc. ................................  1,207         35,860
                                                 -----------
                                                      55,725
                                                 -----------
ELECTRIC POWER COMPANIES (5.8%)
Alliant Energy Corp. .................    112          3,400
Black Hills Corp. ....................    365         12,352
Conectiv..............................    501         12,269
Consolidated Edison, Inc. ............  2,552        102,999
DTE Energy Co. .......................  2,242         94,029
Entergy Corp. ........................     72          2,816
FirstEnergy Corp. ....................  4,148        145,097
IDACORP, Inc. ........................     53          2,152
Niagara Mohawk Holdings, Inc. (a).....    685         12,145
NSTAR.................................     34          1,525
Orion Power Holdings, Inc. (a)........    142          3,706
PG&E Corp. (a)........................  4,939         95,026
Pinnacle West Capital Corp. ..........    521         21,804
Potomac Electric Power Co. ...........    142          3,205
PPL Corp. ............................  1,680         58,548


                                        SHARES      VALUE
                                        --------------------
ELECTRIC POWER COMPANIES (Continued)
Progress Energy Inc. .................    274    $    12,338
SCANA Corp. ..........................    149          4,147
UtiliCorp United Inc. ................  1,587         39,945
Xcel Energy Inc. .....................  4,202        116,564
                                                 -----------
                                                     744,067
                                                 -----------
ELECTRICAL EQUIPMENT (1.0%)
Grainger (W.W.), Inc. ................  1,137         54,576
Molex, Inc. ..........................  2,445         75,673
                                                 -----------
                                                     130,249
                                                 -----------
ELECTRONICS--COMPONENTS (3.0%)
Amphenol Corp. Class A (a)............     60          2,883
Arrow Electronics, Inc. (a)...........    514         15,369
Atmel Corp. (a).......................  4,468         35,386
Avnet, Inc. ..........................    168          4,279
AVX Corp. ............................    275          6,487
Cypress Semiconductor Corp. (a).......  1,767         35,216
Hubbell Inc. Class A..................    512         14,387
Hubbell Inc. Class B..................     69          2,027
Integrated Device Technology, Inc.
 (a)..................................     74          1,968
International Rectifier Corp. (a).....     25            872
KEMET Corp. (a).......................    938         16,650
Lam Research Corp. (a)................  1,403         32,578
Lattice Semiconductor Corp. (a).......     61          1,255
Microchip Technology, Inc. (a)........  2,019         78,216
RF Micro Devices Inc. (a).............  1,133         21,788
Semtech Corp. (a).....................    953         34,012
SPX Corp. (a).........................    566         77,485
Vishay Intertechnology, Inc. (a)......     82          1,599
                                                 -----------
                                                     382,457
                                                 -----------
ELECTRONICS--SEMICONDUCTORS (3.6%)
Agere Systems Inc. Class A (a)........  8,270         47,056
Amkor Technology, Inc. (a)............  1,294         20,743
Applied Micro Circuits Corp. (a)......    641          7,256
Broadcom Corp. Class A (a)............    387         15,859
Conexant Systems, Inc. (a)............    359          5,155
Cree Research, Inc. (a)...............    103          3,034
Fairchild Semiconductor Corp. Class A
 (a)..................................  1,514         42,695
Intersil Corp. Class A (a)............  1,553         50,084
KLA-Tencor Corp. (a)..................    107          5,303
LSI Logic Corp. (a)...................  3,935         62,094
National Semiconductor Corp. (a)......  1,977         60,872
NVIDIA Corp. (a)......................  1,564        104,632
PMC-Sierra, Inc. (a)..................    745         15,839
QLogic Corp. (a)......................    132          5,875
Transmeta Corp. (a)...................    426            976
Vitesse Semiconductor Corp. (a).......    862         10,741
                                                 -----------
                                                     458,214
                                                 -----------
ENGINEERING & CONSTRUCTION (0.5%)
Flour Corp. (a).......................  1,103         41,252
Massey Energy Co. ....................  1,027         21,290
                                                 -----------
                                                      62,542
                                                 -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                 COMMON STOCKS (CONTINUED)

                                        SHARES      VALUE
                                        --------------------
FINANCIAL--MISCELLANEOUS (3.9%)
Astoria Financial Corp. ..............  1,371    $    36,277
BlackRock, Inc. (a)...................    192          8,006
Dime Bancorp, Inc. ...................  1,309         47,229
Golden State Bancorp Inc. ............  1,111         29,053
GreenPoint Financial Corp. ...........  1,299         46,439
Investors Financial Services Corp. ...     45          2,979
Moody's Corp. ........................  2,402         95,744
SEI Investments Co. ..................  1,055         47,591
Sovereign Bancorp, Inc. ..............  3,757         45,986
USA Education Inc. ...................  1,372        115,275
Webster Financial Corp. ..............    749         23,616
                                                 -----------
                                                     498,195
                                                 -----------
FOOD (1.8%)
ConAgra Foods, Inc. ..................    563         13,382
Hormel Foods Corp. ...................  1,134         30,471
Kellogg Co. ..........................  3,547        106,765
McCormick & Co., Inc. ................    952         39,955
Smithfield Foods, Inc. (a)............  1,576         34,735
Tyson Foods, Inc. Class A.............    745          8,605
                                                 -----------
                                                     233,913
                                                 -----------
FOOD & HEALTH CARE DISTRIBUTORS (1.7%)
AmerisourceBergen Corp. (a)...........  1,355         86,110
McKesson Corp. .......................  1,658         62,009
Patterson Dental Co. (a)..............    676         27,669
SUPERVALU, Inc. ......................  1,917         42,404
                                                 -----------
                                                     218,192
                                                 -----------
FOREST PRODUCTS & PAPER (0.4%)
Plum Creek Timber Co. Inc. ...........  1,731         49,074
                                                 -----------
GOLD & PRECIOUS METALS MINING (0.4%)
Barrick Gold Corp. ...................      1             15
Newmont Mining Corp. .................  2,698         51,559
                                                 -----------
                                                      51,574
                                                 -----------
HARDWARE & TOOLS (0.5%)
Stanley Works (The)...................  1,222         56,909
                                                 -----------
HEALTH CARE--DRUGS (1.9%)
Barr Laboratories, Inc. (a)...........     35          2,778
ICN Pharmaceuticals, Inc. ............    116          3,886
ICOS Corp. (a)........................     70          4,021
ImClone Systems, Inc. (a).............    838         38,933
King Pharmaceuticals, Inc. (a)........  2,301         96,941
Medicis Pharmaceutical Corp. Class A
 (a)..................................     99          6,394
Mylan Laboratories, Inc. .............  1,904         71,400
Sepracor, Inc. (a)....................    111          6,334
SICOR Inc. ...........................    767         12,027
                                                 -----------
                                                     242,714
                                                 -----------
HEALTH CARE--HMOs (0.1%)
WellPoint Health Networks Inc. (a)....     90         10,516
                                                 -----------
HEALTH CARE--MEDICAL PRODUCTS (5.6%)
Apogent Technologies Inc. (a).........     51          1,316

                                        SHARES      VALUE
                                        --------------------
HEALTH CARE--MEDICAL PRODUCTS (Continued)
Bard (C.R.), Inc. ....................    725    $    46,763
Beckman Coulter, Inc. ................    768         34,022
Biomet, Inc. (a)......................  3,225         99,653
Boston Scientific Corp. (a)...........  4,364        105,260
Cytyc Corp. (a).......................  1,758         45,884
DENTSPLY International, Inc. .........    696         34,939
Henry Schein, Inc. (a)................    473         17,515
Laboratory Corp. of America Holdings
 (a)..................................    724         58,535
Resmed, Inc. (a)......................    485         26,151
St. Jude Medical, Inc. (a)............  1,316        102,187
Stryker Corp. ........................  1,700         99,229
Varian Medical Systems, Inc. (a)......    512         36,485
                                                 -----------
                                                     707,939
                                                 -----------
HEALTH CARE--MISCELLANEOUS (4.5%)
AdvancePCS (a)........................  1,281         37,597
Chiron Corp. (a)......................    223          9,776
DaVita, Inc. (a)......................  1,280         31,296
Express Scripts, Inc. (a).............    113          5,284
First Health Group Corp. (a)..........  1,212         29,985
Genzyme Corp. (a).....................  2,351        140,731
Health Management Associates, Inc.
 Class A (a)..........................  3,376         62,118
Health Net Inc. (a)...................  1,384         30,144
Immunex Corp. (a).....................    438         12,137
Manor Care, Inc. (a)..................  1,565         37,106
Orthodontic Centers of America, Inc.
 (a)..................................     55          1,678
Oxford Health Plans, Inc. (a).........  1,496         45,089
Pharmaceutical Product Development,
 Inc. (a).............................    586         18,934
Quest Diagnostics, Inc. (a)...........  1,055         75,654
Trigon Healthcare Inc. Class A (a)....     51          3,542
Universal Health Services, Inc. Class
 B (a)................................    703         30,074
                                                 -----------
                                                     571,145
                                                 -----------
HEAVY DUTY TRUCKS & PARTS (0.1%)
Dana Corp. ...........................    106          1,471
Navistar International Corp. (a)......     84          3,318
PACCAR Inc. ..........................     91          5,972
                                                 -----------
                                                      10,761
                                                 -----------
HOMEBUILDING (0.0%) (b)
D.R. Horton, Inc. ....................     81          2,629
                                                 -----------
HOTEL/MOTEL (0.2%)
Hilton Hotels Corp. ..................    245          2,676
Hotel Reservations Network, Inc.
 Class A (a)..........................     77          3,542
MGM Mirage Inc. ......................    844         24,366
                                                 -----------
                                                      30,584
                                                 -----------
HOUSEHOLD--FURNISHINGS & APPLIANCES (0.5%)
Whirlpool Corp. ......................    857         62,844
                                                 -----------
HOUSEHOLD PRODUCTS (0.1%)
Clorox Co. (The)......................    241          9,531
                                                 -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

                 COMMON STOCKS (CONTINUED)

                                        SHARES      VALUE
                                        --------------------
HOUSEWARES (0.7%)
Fortune Brands, Inc. .................  2,094    $    82,901
                                                 -----------
INSURANCE (3.0%)
Erie Indemnity Co. Class A............    293         11,278
Gallagher (Arthur J.) & Co. ..........  1,279         44,113
HCC Insurance Holdings, Inc. .........    694         19,120
Markel Corp. .........................     96         17,246
Mercury General Corp. ................     37          1,615
Old Republic International Corp. .....    169          4,734
Progressive Corp. (The)...............    801        119,589
Protective Life Corp. ................    955         27,628
Radian Group Inc. ....................  1,232         52,914
SAFECO Corp. .........................  1,944         60,556
Transatlantic Holdings, Inc. .........    289         26,299
                                                 -----------
                                                     385,092
                                                 -----------
INTERNET SOFTWARE & SERVICES (1.0%)
Amazon.com, Inc. (a)..................    957         10,355
EarthLink, Inc. (a)...................    992         12,073
Expedia, Inc. Class A (a).............    118          4,792
VeriSign, Inc. (a)....................  2,533         96,355
                                                 -----------
                                                     123,575
                                                 -----------
INVESTMENT BANK/BROKERAGE (1.0%)
Bear Stearns Cos., Inc. (The).........    994         58,288
Edwards (A.G.), Inc. .................  1,213         53,578
E*Trade Group, Inc. (a)...............    418          4,285
John Nuveen Co. (The) Class A.........    140          7,487
Waddell & Reed Financial, Inc. Class
 A....................................     49          1,578
                                                 -----------
                                                     125,216
                                                 -----------
INVESTMENT COMPANIES (3.6%)
S&P 500 Index--SPDR Trust, Series 1...  2,937        335,758
S&P MidCap 400 Index--MidCap SPDR
 Trust, Series 1......................  1,370        126,999
                                                 -----------
                                                     462,757
                                                 -----------
LEISURE TIME (0.3%)
Brunswick Corp. ......................    124          2,698
International Game Technology (a).....    104          7,103
Mandalay Resort Group (a).............     82          1,755
Park Place Entertainment Corp. (a)....  3,069         28,143
Travelocity.com, Inc. ................    101          2,900
                                                 -----------
                                                      42,599
                                                 -----------
MANUFACTURING (3.0%)
American Standard Cos. Inc. (a).......    907         61,885
Diebold, Inc. ........................  1,087         43,958
Hillenbrand Industries, Inc. .........    619         34,212
ITT Industries, Inc. .................  1,177         59,439
Johnson Controls, Inc. ...............  1,327        107,155
Pentair, Inc. ........................    665         24,279
Sealed Air Corp. (a)..................  1,273         51,964
                                                 -----------
                                                     382,892
                                                 -----------


                                        SHARES      VALUE
                                        --------------------
METALS (0.2%)
Arch Coal, Inc. ......................    503    $    11,418
Freeport-McMoRan Copper & Gold, Inc.
 Class B (a)..........................  1,024         13,711
                                                 -----------
                                                      25,129
                                                 -----------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.6%)
Sempra Energy.........................  3,143         77,161
                                                 -----------
OFFICE EQUIPMENT & SUPPLIES (0.4%)
Hon Industries Inc. ..................     83          2,295
Pitney Bowes Inc. ....................    288         10,832
Reynolds & Reynolds Co. (The) Class
 A....................................    825         20,006
Steelcase Inc. Class A................    105          1,546
Xerox Corp. (a).......................  1,513         15,765
                                                 -----------
                                                      50,444
                                                 -----------
OIL & GAS SERVICES (4.3%)
BJ Services Co. (a)...................  2,256         73,207
Burlington Resources Inc. ............  1,458         54,733
Devon Energy Corp. ...................  1,043         40,312
EOG Resources, Inc. ..................  1,592         62,263
Forest Oil Corp. (a)..................    388         10,946
Mitchell Energy & Development Corp.
 Class A..............................     31          1,652
Murphy Oil Corp. .....................    545         45,802
Newfield Exploration Co. (a)..........    585         20,773
Noble Affiliates, Inc. ...............    780         27,526
Ocean Energy Inc. ....................  2,184         41,933
Pioneer Natural Resources Co. ........    139          2,677
Pogo Producing Co. ...................    191          5,018
Ultramar Diamond Shamrock Corp. ......    784         38,792
Unocal Corp. .........................    171          6,168
Valero Energy Corp. ..................    922         35,147
Weatherford International, Inc. (a)...  1,462         54,474
XTO Energy Inc. ......................  1,784         31,220
                                                 -----------
                                                     552,643
                                                 -----------
OIL--INTEGRATED DOMESTIC (3.1%)
Amerada Hess Corp. ...................    956         59,750
Ashland Inc. .........................  1,058         48,752
Occidental Petroleum Corp. ...........  4,657        123,550
Sunoco, Inc. .........................  1,161         43,352
USX-Marathon Group....................  4,048        121,440
                                                 -----------
                                                     396,844
                                                 -----------
PAPER & FOREST PRODUCTS (0.9%)
Georgia-Pacific Group.................  3,461         95,558
Packaging Corp of America.............    822         14,919
Sonoco Products Co. ..................    136          3,615
                                                 -----------
                                                     114,092
                                                 -----------
PUBLISHING (0.2%)
Dow Jones & Co., Inc. ................    429         23,479
                                                 -----------
RAILROADS (0.8%)
CSX Corp. ............................  2,761         96,773
                                                 -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                 COMMON STOCKS (CONTINUED)

                                        SHARES      VALUE
                                        --------------------
REAL ESTATE INVESTMENT/MANAGEMENT (1.9%)
AMB Property Corp. ...................    145    $     3,770
Catellus Development Corp. (a)........  1,502         27,637
General Growth Properties, Inc. ......     75          2,910
Health Care Property Investors,
 Inc. ................................    718         25,999
iStar Financial Inc. .................     65          1,622
Kimco Realty Corp. ...................  1,267         41,434
Mack-Cali Realty Corp. ...............    622         19,294
New Plan Excel Realty Trust...........  1,199         22,841
Prologis Trust........................    178          3,829
Public Storage, Inc. .................  1,375         45,925
Rouse Co. (The).......................     82          2,402
Simon Property Group, Inc. ...........  1,627         47,720
                                                 -----------
                                                     245,383
                                                 -----------
RESTAURANTS (1.8%)
Darden Restaurants, Inc. .............  1,787         63,260
Krispy Kreme Doughnuts, Inc. (a)......    161          7,116
Outback Steakhouse, Inc. (a)..........  1,065         36,476
Starbucks Corp. (a)...................    265          5,048
Tricon Global Restaurants, Inc. (a)...  2,217        109,077
Wendy's International, Inc. ..........    120          3,500
                                                 -----------
                                                     224,477
                                                 -----------
RETAIL (9.8%)
Albertson's, Inc. ....................  3,285        103,445
AutoZone, Inc. (a)....................  1,112         79,842
Barnes & Noble, Inc. (a)..............    714         21,134
Bed Bath & Beyond Inc. (a)............    232          7,865
Best Buy Co., Inc. (a)................  2,089        155,589
BJ's Wholesale Club, Inc. (a).........  1,002         44,188
Blockbuster Inc. Class A..............    468         11,794
Borders Group, Inc. (a)...............  1,117         22,161
CDW Computer Centers, Inc. (a)........    659         35,395
Circuit City Stores, Inc. ............  2,973         77,149
Dollar General Corp. .................    193          2,876
Dollar Tree Stores, Inc. (a)..........    138          4,265
Family Dollar Stores, Inc. ...........  1,753         52,555
Foot Locker, Inc. (a).................  2,126         33,272
Intimate Brands, Inc. ................    111          1,649
Kmart Corp. (a).......................  5,620         30,685
Neiman Marcus Group Inc. Class A
 (a)..................................    489         15,193
Office Depot, Inc. (a)................  4,552         84,394
Penney (J.C.) Co., Inc. ..............  4,005        107,734
Rite Aid Corp. .......................  5,139         26,003
Ross Stores, Inc. ....................  1,217         39,041
Staples, Inc. (a).....................  3,871         72,388
Tech Data Corp. (a)...................    774         33,499
Ticketmaster Class B (a)..............    361          5,917
TJX Cos., Inc. (The)..................  3,065        122,171
Whole Foods Market, Inc. (a)..........    739         32,191
Williams-Sonoma, Inc. (a).............    674         28,915
                                                 -----------
                                                   1,251,310
                                                 -----------


                                        SHARES      VALUE
                                        --------------------
SHOES (0.0%) (b)
NIKE, Inc. Class B....................    106    $     5,961
                                                 -----------
SPECIALIZED SERVICES (1.2%)
Block (H&R), Inc. ....................  2,786        124,534
Robert Half International Inc. (a)....    219          5,847
Service Corp. International (a).......  3,988         19,900
ServiceMaster Company.................    427          5,893
                                                 -----------
                                                     156,174
                                                 -----------
SPECIALTY PRINTING (0.3%)
Deluxe Corp. .........................  1,025         42,620
                                                 -----------
STEEL (0.1%)
AK Steel Holding Corp. ...............  1,019         11,596
Nucor Corp. ..........................    111          5,879
                                                 -----------
                                                      17,475
                                                 -----------
TELECOMMUNICATIONS (0.0%) (b)
Level 3 Communications, Inc. (a)......    183            915
McLeodUSA Inc. Class A (a)............  2,489            921
UTStarcom, Inc. (a)...................     56          1,596
                                                 -----------
                                                       3,432
                                                 -----------
TELEPHONE (0.5%)
Corvis Corp. (a)......................  1,151          3,718
Telephone & Data Systems, Inc. .......    667         59,863
                                                 -----------
                                                      63,581
                                                 -----------
TEXTILES (0.5%)
Coach, Inc. (a).......................    604         23,544
Mohawk Industries, Inc. (a)...........    607         33,312
                                                 -----------
                                                      56,856
                                                 -----------
TOBACCO (0.9%)
R.J. Reynolds Tobacco Holdings,
 Inc. ................................    593         33,386
UST Inc. .............................  2,486         87,010
                                                 -----------
                                                     120,396
                                                 -----------
TOYS (1.0%)
Hasbro, Inc. .........................  2,165         35,138
Mattel, Inc. .........................  5,374         92,433
                                                 -----------
                                                     127,571
                                                 -----------
UTILITY--WATER (0.1%)
American Water Works Co., Inc. .......    422         17,619
                                                 -----------
WASTE MANAGEMENT (0.4%)
Republic Services, Inc. (a)...........  2,335         46,630
                                                 -----------
Total Investments (Cost $12,370,524)
 (c)..................................   99.5%    12,683,407(d)
Cash and Other Assets, Less
 Liabilities..........................    0.5         57,704
                                        -----    -----------
Net Assets............................  100.0%   $12,741,111
                                        =====    ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

------------
(a)  Non-income producing security.
(b) Less than one tenth of a percent.
(c)  The cost for federal income tax purposes is $12,373,288.
(d) At December 31, 2001 net unrealized appreciation was $310,119, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $817,582 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $507,463.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

MID CAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $12,370,524)...........   $12,683,407
Cash......................................       124,720
Receivables:
  Fund shares sold........................        53,791
  Dividends and interest..................        13,828
                                             -----------
        Total assets......................    12,875,746
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........       100,128
  Professional............................        20,287
  Shareholder communication...............         5,541
  Manager.................................         3,101
  Custodian...............................         1,267
  Fund shares redeemed....................            12
Accrued expenses..........................         4,299
                                             -----------
        Total liabilities.................       134,635
                                             -----------
Net assets applicable to outstanding
  shares..................................   $12,741,111
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    13,556
Additional paid-in capital................    13,250,491
Accumulated undistributed net investment
  income..................................         1,717
Accumulated net realized loss on
  investments.............................      (837,536)
Net unrealized appreciation on
  investments.............................       312,883
                                             -----------
Net assets applicable to outstanding
  shares..................................   $12,741,111
                                             ===========
Shares of capital stock outstanding.......     1,355,569
                                             ===========
Net asset value per share outstanding.....   $      9.40
                                             ===========

STATEMENT OF OPERATIONS
For the period July 2, 2001 through December 31, 2001

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $    72,067
  Interest................................         2,878
                                             -----------
        Total income......................        74,945
                                             -----------
Expenses:
  Manager.................................        44,901
  Professional............................        26,319
  Shareholder communication...............         5,563
  Portfolio pricing.......................         3,688
  Custodian...............................         1,822
  Directors...............................           452
  Miscellaneous...........................        14,679
                                             -----------
        Total expenses before
          reimbursement...................        97,424
  Expense reimbursement from Manager......       (45,656)
                                             -----------
        Net expenses......................        51,768
                                             -----------
Net investment income.....................        23,177
                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized loss on investments..........      (838,609)
Net unrealized appreciation on
  investments.............................       312,883
                                             -----------
Net realized and unrealized loss on
  investments.............................      (525,726)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $  (502,549)
                                             ===========
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $2.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP CORE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the period July 2, 2001 through December 31, 2001

                                                                 2001
                                                              -----------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $    23,177
  Net realized loss on investments..........................     (838,609)
  Net unrealized appreciation on investments................      312,883
                                                              -----------
  Net decrease in net assets resulting from operations......     (502,549)
                                                              -----------
Dividends to shareholders:
  From net investment income................................      (20,387)
                                                              -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   13,388,468
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................       20,387
                                                              -----------
                                                               13,408,855
  Cost of shares redeemed...................................     (144,808)
                                                              -----------
  Increase in net assets derived from capital share
    transactions............................................   13,264,047
                                                              -----------
Net increase in net assets..................................   12,741,111
NET ASSETS:
Beginning of period.........................................           --
                                                              -----------
End of period...............................................  $12,741,111
                                                              ===========
Accumulated undistributed net investment income at end of
  period....................................................  $     1,717
                                                              ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                JULY 2,
                                                                2001(a)
                                                                THROUGH
                                                              DECEMBER 31,
                                                                  2001
                                                              ---------
Net asset value at beginning of period......................    $ 10.00
                                                                -------
Net investment income.......................................       0.02
Net realized and unrealized loss on investments.............      (0.60)
                                                                -------
Total from investment operations............................      (0.58)
                                                                -------
Less dividends:
  From net investment income................................      (0.02)
                                                                -------
Net asset value at end of period............................    $  9.40
                                                                =======
Total investment return.....................................      (5.86%)(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................       0.44%+
  Net expenses..............................................       0.98%+
  Expenses (before reimbursement)...........................       1.84%+
Portfolio turnover rate.....................................         74%
Net assets at end of period (in 000's)......................    $12,741

------------

(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +   Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

                   COMMON STOCKS (98.1%)+
                                       SHARES        VALUE
                                      -----------------------
BANKS (3.9%)
AmSouth Bancorporation..............     5,200    $    98,280
Roslyn Bancorp, Inc. ...............    15,700        274,750
Synovus Financial Corp. ............     6,800        170,340
                                                  -----------
                                                      543,370
                                                  -----------
BIOTECHNOLOGY (1.7%)
Cephalon, Inc. (a)..................       600         45,351
Human Genome Sciences, Inc. (a).....     1,700         57,324
Millennium Pharmaceuticals, Inc.
 (a)................................     3,800         93,138
Techne Corp. (a)....................     1,300         47,905
                                                  -----------
                                                      243,718
                                                  -----------
COMMERCIAL & CONSUMER SERVICES (1.7%)
BISYS Group, Inc. (The) (a).........     3,800        243,162
                                                  -----------
COMMUNICATIONS--EQUIPMENT (1.2%)
L-3 Communications Holdings, Inc.
 (a)................................     1,800        162,000
                                                  -----------
COMPUTER SOFTWARE & SERVICES (11.3%)
Advent Software, Inc. (a)...........     5,400        269,730
Affiliated Computer Services, Inc.
 Class A (a)........................     2,400        254,712
Cadence Design Systems, Inc. (a)....     6,700        146,864
Concord EFS, Inc. (a)...............     2,100         68,838
Fiserv, Inc. (a)....................     7,950        336,444
Macrovision Corp. (a)...............     6,500        228,930
Retek Inc. (a)......................     5,700        170,259
SunGard Data Systems Inc. (a).......     3,500        101,255
                                                  -----------
                                                    1,577,032
                                                  -----------
COMPUTER SYSTEMS (2.7%)
Avocent Corp. (a)...................     4,200        101,850
Cabot Microelectronics Corp. (a)....     2,200        174,350
FEI Co. (a).........................     3,200        100,832
                                                  -----------
                                                      377,032
                                                  -----------
COMPUTERS--PERIPHERALS (2.3%)
Integrated Circuit Systems, Inc.
 (a)................................    14,400        325,296
                                                  -----------
CONSTRUCTION & HOUSING (1.0%)
Meritage Corp. (a)..................     2,700        138,510
                                                  -----------
ELECTRICAL EQUIPMENT (0.6%)
Sanmina-SCI Corp. (a)...............     4,300         85,570
                                                  -----------
ELECTRONICS--COMPONENTS (10.4%)
Amphenol Corp. Class A (a)..........     1,600         76,880
Atmel Corp. (a).....................    17,300        137,016
Genesis Microchip Inc. ADR (a)(b)...     2,800        185,136
Integrated Device Technology, Inc.
 (a)................................     7,200        191,448
Lattice Semiconductor Corp. (a).....    13,200        271,524
Plexus Corp. (a)....................     2,100         55,776



------------
+ Percentages indicated are based on Portfolio net assets.


                                      SHARES         VALUE
                                      -----------------------
ELECTRONICS--COMPONENTS (Continued)
Rudolph Technologies, Inc. (a)......     8,800    $   302,016
Semtech Corp. (a)...................     6,600        235,554
                                                  -----------
                                                    1,455,350
                                                  -----------
ELECTRONICS--INSTRUMENTATION (0.5%)
PerkinElmer, Inc. ..................     2,100         73,542
                                                  -----------
ELECTRONICS--SEMICONDUCTORS (3.8%)
LSI Logic Corp. (a).................     6,300         99,414
NVIDIA Corp. (a)....................     3,900        260,910
Teradyne, Inc. (a)..................     5,700        171,798
                                                  -----------
                                                      532,122
                                                  -----------
FINANCE (1.8%)
SEI Investments Co. ................     5,500        248,105
                                                  -----------
FOOD & HEALTH CARE DISTRIBUTORS (2.5%)
AmerisourceBergen Corp. ............     3,200        203,360
Patterson Dental Co. (a)............     3,600        147,348
                                                  -----------
                                                      350,708
                                                  -----------
HARDWARE & TOOLS (1.1%)
Toro Co. (The)......................     3,400        153,000
                                                  -----------
HEALTH CARE--DRUGS (1.8%)
ImClone Systems Inc. (a)............       750         34,845
IVAX Corp. (a)......................     3,300         66,462
King Pharmaceuticals, Inc. (a)......     3,700        155,881
                                                  -----------
                                                      257,188
                                                  -----------
HEALTH CARE--HMOs (2.7%)
Anthem, Inc. (a)....................     3,800        188,100
WellPoint Health Networks Inc.
 (a)................................     1,600        186,960
                                                  -----------
                                                      375,060
                                                  -----------
HEALTH CARE--MEDICAL PRODUCTS (5.2%)
Biomet, Inc. .......................     4,900        151,410
Laboratory Corp. of America Holdings
 (a)................................     3,200        258,720
St. Jude Medical, Inc. (a)..........     2,300        178,595
Zimmer Holdings, Inc. (a)...........     4,300        131,322
                                                  -----------
                                                      720,047
                                                  -----------
HEALTH CARE--MISCELLANEOUS (8.4%)
AdvancePCS (a)......................     5,100        149,685
Allergan, Inc. .....................     1,850        138,842
Genzyme Corp. (General Division)
 (a)................................     2,500        149,650
Health Management Associates, Inc.
 Class A (a)........................     6,400        117,760
Pediatrix Medical Group, Inc. (a)...     2,000         67,840
Quest Diagnostics Inc. (a)..........     3,400        243,814
Trigon Healthcare, Inc. (a).........     2,200        152,790
Universal Health Services, Inc.
 Class B (a)........................     3,600        154,008
                                                  -----------
                                                    1,174,389
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

                  COMMON STOCKS (CONTINUED)

                                      SHARES         VALUE
                                      -----------------------
HOMEBUILDING (7.5%)
D.R. Horton, Inc. ..................     5,500    $   178,530
KB Home.............................     7,500        300,750
Lennar Corp. .......................     7,100        332,422
M.D.C. Holdings, Inc. ..............     6,150        232,409
                                                  -----------
                                                    1,044,111
                                                  -----------
HOUSEHOLD FURNISHINGS & APPLIANCES (1.1%)
Ethan Allen Interiors Inc. .........     3,700        153,883
                                                  -----------
INSURANCE (3.2%)
Berkley (W.R.) Corp. ...............     3,200        171,840
CNA Surety Corp. ...................     7,100        110,050
Gallagher (Arthur J.) & Co. ........     2,900        100,021
Willis Group Holdings Ltd. ADR
 (a)(b).............................     2,900         68,295
                                                  -----------
                                                      450,206
                                                  -----------
INTERNET SOFTWARE & SERVICES (1.0%)
VeriSign, Inc. (a)..................     3,500        133,140
                                                  -----------
INVESTMENT BANK/BROKERAGE (2.2%)
Affiliated Managers Group, Inc.
 (a)................................     3,000        211,440
Legg Mason, Inc. ...................     1,800         89,964
                                                  -----------
                                                      301,404
                                                  -----------
LEISURE TIME (3.6%)
Harley-Davidson, Inc. ..............     4,600        249,826
International Game Technology (a)...     3,700        252,710
                                                  -----------
                                                      502,536
                                                  -----------
MANUFACTURING (0.5%)
Danaher Corp. ......................     1,200         72,372
                                                  -----------
RETAIL (12.9%)
Abercrombie & Fitch Co. Class A
 (a)................................     9,000        238,770
AutoZone, Inc. (a)..................     3,700        265,660
Bed Bath & Beyond Inc. (a)..........     7,400        250,860
BJ's Wholesale Club, Inc. (a).......     4,200        185,220
Chico's FAS, Inc. (a)...............     1,700         67,490
Group 1 Automotive, Inc. (a)........     2,400         68,424
Lands' End, Inc. (a)................     1,400         70,224
Michaels Stores, Inc. (a)...........    10,500        345,975
Talbots, Inc. (The).................     4,900        177,625
Tech Data Corp. (a).................     3,000        129,840
                                                  -----------
                                                    1,800,088
                                                  -----------

                                      SHARES         VALUE
                                      -----------------------
SHOES (1.5%)
Timberland Co. (The) Class A (a)....     5,600    $   207,648
                                                  -----------
Total Common Stocks
 (Cost $13,112,619).................               13,700,589
                                                  -----------

SHORT-TERM
INVESTMENT (2.7%)
                                      PRINCIPAL
                                       AMOUNT        VALUE
                                      -----------------------
FEDERAL AGENCY (2.7%)
Freddie Mac Discount Note
 1.47%, due 1/2/02..................  $375,000    $   374,985
                                                  -----------
Total Short-Term Investment
 (Cost $374,985)....................                  374,985
                                                  -----------
Total Investments
 (Cost $13,487,604) (c).............     100.8%    14,075,574(d)
Liabilities in Excess of
 Cash and Other Assets..............      (0.8)      (108,277)
                                      --------    -----------
Net Assets..........................     100.0%   $13,967,297
                                      ========    ===========

------------
(a)  Non-income producing security.
(b) ADR--American Depositary Receipt.
(c)  The cost for federal income tax purposes is $13,651,663.
(d) At December 31, 2001 net unrealized appreciation was $423,911, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,006,038 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $582,127.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $13,487,604)...........   $14,075,574
Cash......................................         1,362
Receivables:
  Investment securities sold..............       866,073
  Fund shares sold........................       117,004
  Dividends and interest..................         3,252
                                             -----------
        Total assets......................    15,063,265
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........     1,060,443
  Professional............................        20,928
  Shareholder communication...............         5,542
  Custodian...............................         3,025
  Manager.................................         2,364
Accrued expenses..........................         3,666
                                             -----------
        Total liabilities.................     1,095,968
                                             -----------
Net assets applicable to outstanding
  shares..................................   $13,967,297
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    15,254
Additional paid-in capital................    14,590,363
Accumulated net realized loss on
  investments.............................    (1,226,290)
Net unrealized appreciation on
  investments.............................       587,970
                                             -----------
Net assets applicable to outstanding
  shares..................................   $13,967,297
                                             ===========
Shares of capital stock outstanding.......     1,525,394
                                             ===========
Net asset value per share outstanding.....   $      9.16
                                             ===========

STATEMENT OF OPERATIONS
For the period July 2, 2001 through December 31, 2001

INVESTMENT INCOME:
Income:
  Dividends...............................   $    15,186
  Interest................................        13,995
                                             -----------
        Total income......................        29,181
                                             -----------
Expenses:
  Manager.................................        39,114
  Professional............................        26,317
  Shareholder communication...............         5,563
  Custodian...............................         3,724
  Portfolio pricing.......................         3,688
  Directors...............................           452
  Miscellaneous...........................        14,676
                                             -----------
        Total expenses before
          reimbursement...................        93,534
  Expense reimbursement from Manager......       (42,946)
                                             -----------
        Net expenses......................        50,588
                                             -----------
Net investment loss.......................       (21,407)
                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized loss on investments..........    (1,226,290)
Net unrealized appreciation on
  investments.............................       587,970
                                             -----------
Net realized and unrealized loss on
  investments.............................      (638,320)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $  (659,727)
                                             ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the period July 2, 2001 through December 31, 2001

                                                                 2001
                                                              -----------
INCREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $   (21,407)
  Net realized loss on investments..........................   (1,226,290)
  Net unrealized appreciation on investments................      587,970
                                                              -----------
  Net decrease in net assets resulting from operations......     (659,727)
                                                              -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   14,814,224
  Cost of shares redeemed...................................     (187,200)
                                                              -----------
  Increase in net assets derived from capital share
    transactions............................................   14,627,024
                                                              -----------
Net increase in net assets..................................   13,967,297
NET ASSETS:
Beginning of period.........................................           --
                                                              -----------
End of period...............................................  $13,967,297
                                                              ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                JULY 2,
                                                                2001(a)
                                                                THROUGH
                                                              DECEMBER 31,
                                                                  2001
                                                              ------------
Net asset value at beginning of period......................    $ 10.00
                                                                -------
Net investment loss.........................................      (0.02)(b)
Net realized and unrealized loss on investments.............      (0.82)
                                                                -------
Total from investment operations............................      (0.84)
                                                                -------
Net asset value at end of period............................    $  9.16
                                                                =======
Total investment return.....................................      (8.43%)(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment loss.......................................      (0.41%)+
  Net expenses..............................................       0.97%+
  Expenses (before reimbursement)...........................       1.79%+
Portfolio turnover rate.....................................         57%
Net assets at end of period (in 000's)......................    $13,967

------------

(a)  Commencement of Operations.
     Per share data based on average shares outstanding during
(b)  the period.
(c)  Total return is not annualized.
 +   Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

                   COMMON STOCKS (96.6%)+
                                       SHARES        VALUE
                                      --------------------
ADVERTISING & MARKETING SERVICES (0.7%)
Metris Cos. Inc. ...................     5,500    $   141,405
                                                  -----------
AEROSPACE/DEFENSE (1.1%)
DRS Technologies, Inc. (a)..........     6,200        221,030
                                                  -----------
BANKS (0.8%)
BankUnited Financial Corp. Class A
 (a)................................     6,000         89,100
New York Community Bancorp, Inc. ...     3,450         78,901
                                                  -----------
                                                      168,001
                                                  -----------
BIOTECHNOLOGY (5.5%)
InterMune, Inc. (a).................     4,000        197,040
Invitrogen Corp. (a)................     3,200        198,176
Myriad Genetics, Inc. (a)...........     4,200        221,088
Neurocrine Biosciences, Inc. (a)....     3,100        159,061
Protein Design Labs, Inc. (a).......     5,100        167,943
TECHNE Corp. (a)....................     5,000        184,250
                                                  -----------
                                                    1,127,558
                                                  -----------
BROADCAST/MEDIA (2.3%)
Martha Stewart Living Omnimedi, Inc.
 Class A (a)........................     9,900        162,855
Radio One, Inc. Class D (a).........    17,600        316,976
                                                  -----------
                                                      479,831
                                                  -----------
COMMERCIAL & CONSUMER SERVICES (2.8%)
BISYS Group, Inc. (a)...............     5,600        358,344
Corinthian Colleges, Inc. (a).......     5,300        216,717
                                                  -----------
                                                      575,061
                                                  -----------
COMMUNICATIONS--EQUIPMENT (0.9%)
Harris Corp. .......................     6,200        189,162
                                                  -----------
COMPUTER SOFTWARE & SERVICES (10.3%)
Advent Software, Inc. (a)...........     5,800        289,710
Concurrent Computer Corp. (a).......    11,700        173,745
JDA Software Group, Inc. (a)........     8,800        196,680
Macrovision Corp. (a)...............     5,800        204,276
Manhattan Associates, Inc. (a)......     9,400        274,010
Precise Software Solutions Ltd.
 (a)................................    10,200        210,732
Retek Inc. (a)......................     6,300        188,181
SeaChange International, Inc. (a)...     5,200        177,424
SmartForce Public Limited Co. PLC
 ADR (a)(b).........................     4,200        103,950
THQ Inc. (a)........................     1,800         87,246
Tier Technologies, Inc. Class B
 (a)................................     9,600        206,976
                                                  -----------
                                                    2,112,930
                                                  -----------
COMPUTER SYSTEMS (5.1%)
Avocent Corp. (a)...................    12,600        305,550
Cabot Microelectronics Corp. (a)....     2,500        198,125
CACI International Inc. Class A
 (a)................................     3,600        142,146
FEI Co. (a).........................     8,000        252,080
Ixia (a)............................    11,300        145,205
                                                  -----------
                                                    1,043,106
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.

                                      SHARES         VALUE
                                      -----------------------
COMPUTERS--NETWORKING (0.8%)
Computer Network Tech. Corp. (a)....     7,800    $   138,762
Tellium, Inc. (a)...................     4,000         24,920
                                                  -----------
                                                      163,682
                                                  -----------
COMPUTERS--PERIPHERAL (1.2%)
Integrated Circuit Systems, Inc.
 (a)................................    10,400        234,936
                                                  -----------
ELECTRICAL EQUIPMENT (1.4%)
Harman International Industries,
 Inc. ..............................     6,200        279,620
                                                  -----------
ELECTRONICS--COMPONENTS (8.5%)
Amphenol Corp. Class A (a)..........     6,300        302,715
Genesis Microchip Inc. (a)..........     4,000        264,480
Merix Corp. (a).....................    11,900        205,275
Microtune, Inc. (a).................    11,600        272,136
Plexus Corp. (a)....................     6,800        180,608
Rudolph Technologies, Inc. (a)......     9,000        308,880
Zoran Corp. (a).....................     6,300        205,632
                                                  -----------
                                                    1,739,726
                                                  -----------
ELECTRONICS--DEFENSE (1.4%)
Aeroflex Inc. (a)...................    15,500        293,415
                                                  -----------
ELECTRONICS--INSTRUMENTATION (1.4%)
Mettler-Toledo International Inc.
 (a)................................     5,300        274,805
                                                  -----------
ELECTRONICS--SEMICONDUCTORS (4.1%)
Cymer, Inc. (a).....................     6,200        165,726
Integrated Silicon Solution, Inc.
 (a)................................    16,900        206,856
Photronics, Inc. (a)................     8,400        263,340
Simplex Solutions, Inc. (a).........    11,800        200,600
                                                  -----------
                                                      836,522
                                                  -----------
ENTERTAINMENT (0.4%)
Activision, Inc. (a)................     3,350         87,134
                                                  -----------
FINANCE (2.2%)
BlackRock, Inc. Class A (a).........     3,300        137,610
Doral Financial Corp. ..............     2,700         84,267
Financial Federal Corp. (a).........     1,200         37,500
Investors Financial Services
 Corp. .............................     2,800        185,388
                                                  -----------
                                                      444,765
                                                  -----------
FOOD & HEALTH CARE DISTRIBUTORS (2.1%)
Patterson Dental Co. (a)............     3,600        147,348
Performance Food Group Co. (a)......     7,800        274,326
                                                  -----------
                                                      421,674
                                                  -----------
HEALTH CARE--DRUGS (2.2%)
Celgene Corp. (a)...................     3,600        114,912
D & K Healthcare Resources, Inc. ...     3,900        222,105
Isis Pharmaceuticals, Inc. (a)......     5,300        117,607
                                                  -----------
                                                      454,624
                                                  -----------
HEALTH CARE--MEDICAL PRODUCTS (5.0%)
Bruker Daltonics Inc. (a)...........     4,500         73,575

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

                  COMMON STOCKS (CONTINUED)

                                      SHARES         VALUE
                                      -----------------------
HEALTH CARE--MEDICAL PRODUCTS (Continued)
Charles River Laboratories
 International, Inc. (a)............     6,700    $   224,316
Digene Corp. (a)....................     5,100        150,450
Endocare, Inc. (a)..................     3,300         59,169
ICU Medical, Inc. (a)...............     3,200        142,400
Orthofix International N.V. (a).....     4,200        155,830
Respironics, Inc. (a)...............     6,300        218,232
                                                  -----------
                                                    1,023,972
                                                  -----------
HEALTH CARE--MISCELLANEOUS (3.7%)
AdvancePCS (a)......................     4,700        137,945
AMN Healthcare Services, Inc. (a)...       600         16,440
Cross Country, Inc. (a).............     1,300         34,450
Dianon Systems, Inc. (a)............     3,600        218,880
MAXIMUS, Inc. (a)...................     3,000        126,180
Province Healthcare Co. (a).........     7,400        228,364
                                                  -----------
                                                      762,259
                                                  -----------
HOMEBUILDING (1.3%)
M.D.C. Holdings, Inc. ..............     7,140        269,821
                                                  -----------
HOUSEHOLD--FURNISHINGS & APPLIANCES (1.1%)
Ethan Allen Interiors Inc. .........     5,300        220,427
                                                  -----------
INSURANCE (1.6%)
RenaissanceRe Holdings Ltd. ........     3,300        314,820
                                                  -----------
INTERNET SOFTWARE & SERVICES (1.5%)
Agile Software Corp. (a)............    11,200        192,864
SkillSoft Corp. (a).................     4,400        114,048
                                                  -----------
                                                      306,912
                                                  -----------
INVESTMENT MANAGEMENT (1.8%)
Affiliated Managers Group, Inc.
 (a)................................     5,200        366,496
                                                  -----------
LEISURE TIME (1.1%)
GTECH Holdings Corp. (a)............     4,800        217,392
                                                  -----------
MANUFACTURING (2.3%)
Applied Films Corp. (a).............     7,100        221,875
Armor Holdings, Inc. (a)............     9,200        248,308
                                                  -----------
                                                      470,183
                                                  -----------
OIL & GAS SERVICES (1.1%)
Hanover Compressor Co. (a)..........     1,800         45,468
Patterson-UTI Energy, Inc. (a)......     7,600        177,156
                                                  -----------
                                                      222,624
                                                  -----------
RESTAURANTS (3.9%)
Cheesecake Factory Inc. (The) (a)...     6,300        219,051
P.F. Chang's China Bistro Inc.
 (a)................................     3,000        141,900
Panera Bread Co. Class A (a)........     3,700        192,548
Smith & Wollensky Restaurant Group,
 Inc. (a)...........................     3,500         13,335
Sonic Corp. (a).....................     6,300        226,800
                                                  -----------
                                                      793,634
                                                  -----------

                                      SHARES         VALUE
                                      -----------------------
RETAIL (8.7%)
Abercrombie & Fitch Co. Class A
 (a)................................    10,400    $   275,912
AnnTaylor Stores Corp. (a)..........     6,000        210,000
Electronics Boutique Holdings Corp.
 (a)................................     3,800        151,772
Linens 'n Things, Inc. (a)..........     5,000        127,500
Michaels Stores, Inc. (a)...........     9,200        303,140
Talbots Inc. (The)..................     6,000        217,500
Tweeter Home Entertainment Group,
 Inc. (a)...........................     8,700        252,300
Williams-Sonoma, Inc. (a)...........     5,600        240,240
                                                  -----------
                                                    1,778,364
                                                  -----------
SPECIALIZED SERVICES (1.3%)
Advisory Board Co. (The) (a)........     1,100         30,470
Corporate Executive Board Co. (a)...     5,300        194,510
Weight Watchers International, Inc.
 (a)................................     1,000         33,820
                                                  -----------
                                                      258,800
                                                  -----------
TELECOMMUNICATIONS (3.0%)
Boston Communications Group, Inc.
 (a)................................    13,300        150,955
Intrado Inc. (a)....................     8,300        222,440
Metro One Telecommunications, Inc.
 (a)................................     7,900        238,975
                                                  -----------
                                                      612,370
                                                  -----------
TEXTILES (1.2%)
Coach, Inc. (a).....................     6,500        253,370
                                                  -----------
TRANSPORTATION (1.8%)
C.H. Robinson Worldwide, Inc. ......     5,600        161,924
Knight Transportation, Inc. (a).....    11,350        213,153
                                                  -----------
                                                      375,077
                                                  -----------
WASTE MANAGEMENT (1.0%)
Waste Connections, Inc. (a).........     6,800        210,732
                                                  -----------
Total Common Stocks
 (Cost $18,119,521).................               19,746,240
                                                  -----------

               SHORT-TERM INVESTMENTS (9.3%)
                                      PRINCIPAL
                                        AMOUNT
                                      ---------
COMMERCIAL PAPER (9.3%)
American Express Credit Corp. 1.76%,
 due 1/7/02.........................  $900,000        899,690
Federal Home Loan Banks 1.84%, due
 1/2/02.............................   500,000        500,000
Freddie Mac Discount Note 1.45%, due
 1/2/02.............................   500,000        500,000
                                                  -----------
Total Short-Term Investments
 (Cost $1,899,690)..................                1,899,690
                                                  -----------
Total Investments
 (Cost $20,019,211)(c)..............     105.9%    21,645,930(d)
Liabilities in Excess of Cash and
 Other Assets.......................      (5.9)    (1,211,253)
                                      --------    -----------
Net Assets..........................     100.0%   $20,434,677
                                      ========    ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

------------
(a) Non-income producing security.
(b) ADR--American Depositary Receipt.
(c) The cost for federal income tax purposes is $20,201,915.
(d) At December 31, 2001 net unrealized appreciation was $1,444,015, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,883,511 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $439,496.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $20,019,211)...........   $21,645,930
Cash......................................       547,820
Receivables:
  Fund shares sold........................       198,930
  Investment securities sold..............        95,931
  Dividends...............................           276
                                             -----------
        Total assets......................    22,488,887
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........     2,008,578
  Shareholder communication...............         9,804
  Manager.................................         7,374
  Custodian...............................         3,071
Accrued expenses..........................        25,383
                                             -----------
        Total liabilities.................     2,054,210
                                             -----------
Net assets applicable to outstanding
  shares..................................   $20,434,677
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    21,401
Additional paid-in capital................    20,181,483
Accumulated net realized loss on
  investments.............................    (1,394,926)
Net unrealized appreciation on
  investments.............................     1,626,719
                                             -----------
Net assets applicable to outstanding
  shares..................................   $20,434,677
                                             ===========
Shares of capital stock outstanding.......     2,140,142
                                             ===========
Net asset value per share outstanding.....   $      9.55
                                             ===========

STATEMENT OF OPERATIONS
For the period July 2, 2001 through December 31, 2001

INVESTMENT INCOME:
Income:
  Interest................................   $    23,183
  Dividends (a)...........................         5,034
                                             -----------
        Total income......................        28,217
                                             -----------
Expenses:
  Manager.................................        62,055
  Professional............................        26,789
  Shareholder communication...............         9,828
  Custodian...............................         3,829
  Portfolio pricing.......................         3,687
  Directors...............................           791
  Miscellaneous...........................        14,681
                                             -----------
        Total expenses before
          reimbursement...................       121,660
  Expense reimbursement from Manager......       (62,708)
                                             -----------
        Net expenses......................        58,952
                                             -----------
Net investment loss.......................       (30,735)
                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized loss on investments..........    (1,394,926)
Net unrealized appreciation on
  investments.............................     1,626,719
                                             -----------
Net realized and unrealized gain on
  investments.............................       231,793
                                             -----------
Net increase in net assets resulting from
  operations..............................   $   201,058
                                             ===========
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $53.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the period July 2, 2001 through December 31, 2001

                                                                 2001
                                                              -----------
INCREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $   (30,735)
  Net realized loss on investments..........................   (1,394,926)
  Net unrealized appreciation on investments................    1,626,719
                                                              -----------
  Net increase in net assets resulting from operations......      201,058
                                                              -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   22,243,538
  Cost of shares redeemed...................................   (2,009,919)
                                                              -----------
  Increase in net assets derived from capital share
    transactions............................................   20,233,619
                                                              -----------
Net increase in net assets..................................   20,434,677
NET ASSETS:
Beginning of period.........................................           --
                                                              -----------
End of period...............................................  $20,434,677
                                                              ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                JULY 2,
                                                                2001(a)
                                                                THROUGH
                                                              DECEMBER 31,
                                                                  2001
                                                              ------------
Net asset value at beginning of period......................    $ 10.00
                                                                -------
Net investment loss.........................................      (0.02)(b)
Net realized and unrealized loss on investments.............      (0.43)
                                                                -------
Total from investment operations............................      (0.45)
                                                                -------
Net asset value at end of period............................    $  9.55
                                                                =======
Total investment return.....................................      (4.52%)(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment loss.......................................      (0.50%)+
  Net expenses..............................................       0.95%+
  Expenses (before reimbursement)...........................       1.96%+
Portfolio turnover rate.....................................         55%
Net assets at end of period (in 000's)......................    $20,435

------------

(a)  Commencement of Operations.
     Per share data based on average shares outstanding during
(b)  the period.
(c)  Total return is not annualized.
 +   Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

LONG-TERM BONDS (34.0%)+
ASSET-BACKED SECURITIES (1.0%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
AIR FREIGHT (0.1%)
Atlas Air, Inc.
 Pass-Through Certificates Series
 1999-1 Class C
 8.77%, due 1/2/11...............  $   347,510   $    318,604
                                                 ------------
AIRLINES (0.0%) (b)
Northwest Airlines, Inc.
 Pass-Through Certificates
 Series 2001-1-Class C
 7.626%, due 4/1/10..............      295,000        275,883
                                                 ------------
AUTOMOBILES (0.5%)
DaimlerChrysler Auto Trust
 Series 2001-D Class A3
 3.15%, due 11/6/05..............    3,150,000      3,125,446
                                                 ------------
ELECTRIC POWER COMPANIES (0.2%)
AES Eastern Energy L.P.
 Pass-Through Certificates
 Series 1999-A
 9.00%, due 1/2/17...............      430,000        424,526
 Series 1999-B
 9.67%, due 1/2/29...............      650,000        665,724
ESI Tractebel Acquisition Corp.
 Series B
 7.99%, due 12/30/11.............      445,000        448,115
                                                 ------------
                                                    1,538,365
                                                 ------------
INDEPENDENT POWER PRODUCER (0.1%)
Tiverton/Rumford Power Associates
 Ltd., L.P.
 Pass-Through Certificates
 9.00%, due 7/15/18 (c)..........      670,000        609,928
                                                 ------------
UTILITIES--ELECTRIC & GAS (0.1%)
Public Service Electric & Gas
 Transition Funding LLC
 Series 2000-1 Class A7
 6.75%, due 6/15/16..............      820,000        846,916
                                                 ------------
Total Asset-Backed Securities
 (Cost $6,824,403)...............                   6,715,142
                                                 ------------
CORPORATE BONDS (11.7%)
AEROSPACE/DEFENSE (0.0%) (b)
Sequa Corp.
 Series B
 8.875%, due 4/1/08..............      225,000        210,375
                                                 ------------
AIR FREIGHT (0.0%) (b)
Atlas Air Worldwide Holdings,
 Inc.
 Series C
 8.01%, due 1/2/10...............      149,420        135,141
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
AIRLINES (0.1%)
Delta Air Lines, Inc.
 8.30%, due 12/15/29.............  $   330,000   $    265,184
                                                 ------------
AUTO LEASES (0.3%)
Ford Motor Credit Co.
 6.50%, due 1/25/07..............    2,010,000      1,966,441
                                                 ------------
AUTOMOBILES (0.2%)
Ford Motor Co.
 7.45%, due 7/16/31..............    1,315,000      1,204,787
                                                 ------------
BANKS--MAJOR REGIONAL (0.2%)
Wells Fargo Co.
 7.20%, due 5/1/03...............    1,155,000      1,218,130
                                                 ------------
BEVERAGES--ALCOHOLIC (0.1%)
Anheuser-Busch Cos., Inc.
 6.80%, due 1/15/31..............      835,000        871,157
                                                 ------------
BROADCAST/MEDIA (0.5%)
News America, Inc.
 7.25%, due 5/18/18..............      400,000        379,068
Time Warner Entertainment Co.
 10.15%, due 5/1/12..............    2,470,000      3,108,922
                                                 ------------
                                                    3,487,990
                                                 ------------
CABLE TV (0.1%)
CSC Holdings, Inc.
 Series B
 7.625%, due 4/1/11..............      505,000        505,696
                                                 ------------
CHEMICALS (0.1%)
Airgas, Inc.
 9.125%, due 10/1/11.............       95,000        100,225
Olin Corp.
 9.125%, due 12/15/11............      330,000        333,778
                                                 ------------
                                                      434,003
                                                 ------------
CHEMICALS--SPECIALTY (0.1%)
Equistar Chemical, L.P.
 7.55%, due 2/15/26..............      275,000        196,484
Millennium America Inc.
 7.625%, due 11/15/26............      535,000        411,950
                                                 ------------
                                                      608,434
                                                 ------------
COMPUTER SYSTEMS (0.0%) (b)
Unisys Corp.
 7.25%, due 1/15/05..............      165,000        161,288
                                                 ------------
ELECTRIC POWER COMPANIES (2.3%)
AES Corp., (The)
 7.375%, due 6/15/14.............    2,515,000      2,389,250
 8.75%, due 12/15/02.............      155,000        152,675
CMS Energy Corp.
 Series B
 6.75%, due 1/15/04..............      435,000        427,549
CMS Energy Corp. & Atlantic
 Methanol Capital Co., Series A-1
 10.875%, due 12/15/04 (c).......      140,000        144,200

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                 CORPORATE BONDS (CONTINUED)

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
ELECTRIC POWER COMPANIES (Continued)
Detroit Edison Co.
 5.05%, due 10/1/05..............  $ 1,695,000   $  1,678,318
Edison Mission Energy
 9.875%, due 4/15/11.............      265,000        272,740
Energy East Corp.
 5.75%, due 11/15/06.............    2,120,000      2,042,891
FirstEnergy Corp.
 7.375%, due 11/15/31............    1,995,000      1,947,685
Illinois Power Co.
 7.50%, due 6/15/09..............      180,000        172,997
PG&E National Energy Group, Inc.
 10.375%, due 5/16/11............      260,000        274,144
PPL Energy Supply LLC
 6.40%, due 11/1/11 (c)..........    1,200,000      1,117,490
PSEG Power LLC
 6.875%, due 4/15/06.............    4,700,000      4,820,259
Western Resources, Inc.
 6.25%, due 8/15/18 (f)..........       65,000         61,838
 6.875%, due 8/1/04..............       25,000         24,115
 7.125%, due 8/1/09..............      320,000        292,507
                                                 ------------
                                                   15,818,658
                                                 ------------
ENTERTAINMENT (0.1%)
Time Warner Inc.
 9.125%, due 1/15/13.............      305,000        361,521
                                                 ------------
FINANCE (0.4%)
Associates Corp. of North America
 6.10%, due 1/15/05..............    1,695,000      1,760,713
Boeing Capital Corp.
 Series X1
 4.88%, due 8/20/04..............    1,225,000      1,236,564
                                                 ------------
                                                    2,997,277
                                                 ------------
FINANCIAL MISCELLANEOUS (0.4%)
Cedar Brakes II LLC
 9.875%, due 9/1/13 (c)..........      335,000        337,549
Wells Fargo Financial, Inc.
 5.875%, due 8/15/08.............    2,000,000      2,003,276
                                                 ------------
                                                    2,340,825
                                                 ------------
FOOD (0.4%)
Smithfield Foods, Inc.
 7.625%, due 2/15/08.............      140,000        137,200
 8.00%, due 10/15/09 (c).........      125,000        128,750
Tyson Foods, Inc.
 7.25%, due 10/1/06 (c)..........    2,070,000      2,146,602
                                                 ------------
                                                    2,412,552
                                                 ------------
FOOD & HEALTH CARE DISTRIBUTORS (0.0%) (b)
McKesson HBOC, Inc.
 7.65%, due 3/1/27...............      300,000        261,182
                                                 ------------
GOLD & PRECIOUS METALS--MINING (0.1%)
Newmont Mining Corp.
 8.625%, due 5/15/11.............      780,000        799,357
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
HEALTH CARE--DIVERSIFIED (0.2%)
Bristol-Myers Squibb Co.
 5.75%, due 10/1/11..............  $ 1,075,000   $  1,064,868
                                                 ------------
HEALTH CARE--DRUGS (0.0%) (b)
AmerisourceBergen Corp.
 8.125%, due 9/1/08..............      200,000        205,000
                                                 ------------
HEALTH CARE--HOSPITAL MANAGEMENT (0.1%)
HCA-The Healthcare Corp.
 7.50%, due 11/15/95.............      145,000        131,723
 8.75%, due 9/1/10...............      245,000        264,600
                                                 ------------
                                                      396,323
                                                 ------------
HEALTH CARE--SERVICE (0.0%) (b)
Senior Housing Properties Trust
 8.625%, due 1/15/12.............      110,000        111,100
                                                 ------------
HEAVY DUTY TRUCKS (0.0%) (b)
Navistar International Corp.
 Series B
 9.375%, due 6/1/06..............      205,000        215,250
                                                 ------------
HOSPITALS/NURSING HOMES/HEALTH CARE (0.1%)
Manor Care, Inc.
 8.00%, due 3/1/08...............      375,000        388,125
                                                 ------------
HOTEL (0.2%)
Hilton Hotels Corp.
 7.50%, due 12/15/17.............      155,000        127,291
 7.625%, due 5/15/08.............      645,000        615,055
Starwood Hotels & Resorts
 Worldwide, Inc.
 7.375%, due 11/15/15............      480,000        415,459
                                                 ------------
                                                    1,157,805
                                                 ------------
INDEPENDENT POWER PRODUCER (0.3%)
Calpine Corp.
 8.50%, due 2/15/11..............    2,300,000      2,092,926
NGR Energy, Inc.
 7.75%, due 4/1/11...............      175,000        164,612
                                                 ------------
                                                    2,257,538
                                                 ------------
INSURANCE--LIFE & HEALTH (0.2%)
UnumProvident Corp.
 7.625%, due 3/1/11..............    1,230,000      1,277,254
                                                 ------------
LEISURE TIME (0.1%)
Circus Circus Enterprises, Inc.
 7.00%, due 11/15/36.............      170,000        150,364
Harrah's Operating Co., Inc.
 8.00%, due 2/1/11...............      205,000        211,173
Park Place Entertainment Corp.
 8.125%, due 5/15/11.............      285,000        278,588
Station Casinos, Inc.
 8.375%, due 2/15/08.............      200,000        203,000
                                                 ------------
                                                      843,125
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

                 CORPORATE BONDS (CONTINUED)

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
OIL & GAS--EXPLORATION & PRODUCTION (0.3%)
Burlington Resources, Inc.
 6.68%, due 2/15/11..............  $ 1,830,000   $  1,809,528
Forest Oil Corp.
 8.00%, due 12/15/11 (c).........      220,000        220,000
                                                 ------------
                                                    2,029,528
                                                 ------------
OIL & GAS--WELL EQUIPMENT & SERVICES (0.0%)
 (b)
Halliburton Co
 6.00%, due 8/1/06...............      180,000        164,630
                                                 ------------
OIL--INTEGRATED DOMESTIC (0.6%)
Conoco Funding Co.
 6.35%, due 10/15/11.............    1,020,000      1,028,936
Conoco, Inc.
 5.90%, due 4/15/04..............    2,640,000      2,741,761
                                                 ------------
                                                    3,770,697
                                                 ------------
PAPER & FOREST PRODUCTS (0.5%)
Georgia-Pacific Corp.
 7.50%, due 5/15/06..............      330,000        328,291
Pope & Talbot, Inc.
 8.375%, due 6/1/13..............      475,000        439,375
Rock-Tenn Co.
 8.20%, due 8/15/11..............    2,355,000      2,401,118
                                                 ------------
                                                    3,168,784
                                                 ------------
PUBLISHING--NEWSPAPERS (0.1%)
Belo Corp.
 8.00%, due 11/1/08..............      665,000        679,193
                                                 ------------
REAL ESTATE (0.0%) (b)
Crescent Real Estate Equities
 L.P.
 7.00%, due 9/15/02..............      140,000        140,040
 7.50%, due 9/15/07 (f)..........       75,000         67,672
                                                 ------------
                                                      207,712
                                                 ------------
REAL ESTATE INVESTMENT/ MANAGEMENT (0.2%)
GS Escrow Corp.
 7.125%, due 8/1/05..............      735,000        737,284
Healthcare Realty Trust, Inc.
 8.125%, due 5/1/11..............      260,000        268,993
Hospitality Properties Trust
 7.00%, due 3/1/08...............      220,000        211,220
MeriStar Hospitality Corp.
 9.00%, due 1/15/08..............      180,000        171,000
                                                 ------------
                                                    1,388,497
                                                 ------------
RETAIL STORES--SPECIALTY (0.1%)
AmeriGas Partners L.P.
 8.875%, due 5/20/11.............      400,000        412,000
                                                 ------------
SHIPPING (0.0%) (b)
Teekay Shipping Corp.
 8.875%, due 7/15/11 (c).........      200,000        205,000
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
STEEL (0.0%) (b)
United States Steel LLC
 10.75%, due 8/1/08 (c)..........  $   270,000   $    257,850
                                                 ------------
TELECOMMUNICATIONS--CELLULAR/ WIRELESS (0.3%)
AT&T Wireless Services, Inc.
 8.75%, due 3/1/31...............    1,640,000      1,858,756
Price Communications Wireless
 Inc.
 Series B
 9.125%, due 12/15/06............      410,000        434,600
                                                 ------------
                                                    2,293,356
                                                 ------------
TELECOMMUNICATIONS--LONG DISTANCE (2.4%)
AT&T Corp.
 7.30%, due 11/15/11 (c).........    1,480,000      1,516,148
 8.00%, due 11/15/31 (c).........    2,190,000      2,291,982
Intermedia Communications Inc.
 Series B (zero coupon), due
 7/15/07
 11.25%, beginning 7/15/02.......    1,105,000      1,117,431
Qwest Capital Funding Inc.
 5.875%, due 8/3/04..............    4,260,000      4,216,961
Sprint Capital Corp.
 5.875%, due 5/1/04..............      650,000        665,436
Verizon New England, Inc.
 6.50%, due 9/15/11..............    2,000,000      2,033,390
Worldcom, Inc.-Worldcom Group
 6.40%, due 8/15/05..............    1,040,000      1,050,864
 6.50%, due 5/15/04..............    1,495,000      1,536,104
 8.25%, due 5/15/31..............    1,670,000      1,765,282
                                                 ------------
                                                   16,193,598
                                                 ------------
TELEPHONE (0.1%)
Citizens Communications Co.
 7.625%, due 8/15/08 (c).........      965,000        986,837
                                                 ------------
TOBACCO (0.0%) (b)
Standard Commercial Tobacco Co.,
 Inc.
 8.875%, due 8/1/05..............      245,000        245,000
                                                 ------------
WASTE MANAGEMENT (0.5%)
Allied Waste North America Inc.
 Series B
 7.875%, due 1/1/09..............      265,000        259,700
Republic Services, Inc.
 6.75%, due 8/15/11..............    1,130,000      1,131,514
Waste Management, Inc.
 8.00%, due 4/30/04..............    1,705,000      1,825,886
                                                 ------------
                                                    3,217,100
                                                 ------------
Total Corporate Bonds
 (Cost $78,295,779)..............                  79,196,168
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

              MORTGAGE-BACKED SECURITIES (0.7%)

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
MORTGAGE OBLIGATIONS) (0.7%)
First Union-Chase Commercial
 Mortgage
 Series 1999-C2 Class A2
 6.645%, due 4/15/09.............  $ 2,310,000   $  2,397,695
GMAC Commercial Mortgage
 Securities, Inc.
 Series 1998-C2 Class A2
 6.42%, due 5/15/35..............    1,720,000      1,773,900
Starwood Asset Receivables Trust
 Series 2000-1 Class A
 2.23%, due 9/25/22 (c)(f).......      281,991        281,991
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $4,309,620)...............                   4,453,586
                                                 ------------
U.S. GOVERNMENT &
FEDERAL AGENCIES (18.9%)
FEDERAL HOME LOAN BANK (0.2%)
 5.125%, due 9/15/03.............    1,495,000      1,545,737
                                                 ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (0.8%)
 3.50%, due 9/15/03..............    1,200,000      1,209,821
 5.50%, due 1/14/32 TBA (d)......    3,625,000      3,441,484
 5.75%, due 7/15/03..............      335,000        349,641
                                                 ------------
                                                    5,000,946
                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.5%)
 6.25%, due 2/1/11...............    1,890,000      1,922,387
 7.00%, due 7/15/05..............    1,270,000      1,381,848
 7.125%, due 6/15/10.............      300,000        328,736
                                                 ------------
                                                    3,632,971
                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (9.4%)
 5.50%, due 8/1/14-8/1/15........   12,611,374     12,507,946
 5.50%, due 1/17/17 TBA (d)......   13,970,000     13,729,884
 6.00%, due 10/1/16-5/1/29.......   10,485,153     10,420,609
 6.50%, due 6/1/31-10/1/31.......   15,996,354     16,022,348
 7.50%, due 8/1/31...............   10,784,829     11,141,159
                                                 ------------
                                                   63,821,946
                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION I
 (MORTGAGE PASS-THROUGH SECURITIES) (2.6%)
 6.00%, due 4/15/29..............    3,045,107      2,995,067
 6.00%, due 2/21/32 TBA (d)......    5,890,000      5,748,275
 7.50%, due 12/15/23-12/15/28....    8,574,775      8,925,878
                                                 ------------
                                                   17,669,220
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
UNITED STATES TREASURY BONDS (2.3%)
 6.25%, due 8/15/23-5/15/30
   (g)...........................  $ 4,175,000   $  4,510,635
 6.875%, due 8/15/25 (g).........    5,095,000      5,809,879
 7.50%, due 11/15/16 (g).........    3,625,000      4,286,563
 8.75%, due 8/15/20 (g)..........      640,000        858,598
                                                 ------------
                                                   15,465,675
                                                 ------------
UNITED STATES TREASURY NOTES (3.1%)
 4.625%, due 5/15/06 (g).........   11,670,000     11,828,595
 5.75%, due 8/15/10 (g)..........    2,600,000      2,727,556
 6.25%, due 2/15/03 (g)..........    1,675,000      1,749,069
 7.00%, due 7/15/06 (g)..........    4,325,000      4,781,807
                                                 ------------
                                                   21,087,027
                                                 ------------
Total U.S. Government & Federal
 Agencies
 (Cost $127,713,523).............                 128,223,522
                                                 ------------
YANKEE BONDS (1.7%)
BEVERAGES--NON-ALCOHOLIC (0.2%)
CIA Brasil De Bebidas
 10.50%, due 12/15/11 (c)........    1,200,000      1,182,000
                                                 ------------
BROADCAST/MEDIA (0.0%) (b)
Rogers Communications, Inc.
 8.875%, due 7/15/07.............      425,000        431,375
                                                 ------------
CABLE TV (0.1%)
British Sky Broadcasting Group
 PLC
 6.875%, due 2/23/09.............      210,000        201,127
 7.30%, due 10/15/06.............      190,000        192,806
Rogers Cablesystem Ltd.
 10.125%, due 9/1/12.............      132,000        140,580
                                                 ------------
                                                      534,513
                                                 ------------
GOLD & PRECIOUS METALS MINING (0.1%)
Great Central Mines, Ltd.
 8.875%, due 4/1/08..............      495,000        487,575
Luscar Coal Ltd.
 9.75%, due 10/15/11 (c).........       85,000         87,975
                                                 ------------
                                                      575,550
                                                 ------------
OIL & GAS--EXPLORATION & PRODUCTION (0.0%) (b)
Triton Energy, Ltd.
 8.875%, due 10/1/07.............      200,000        222,000
                                                 ------------
OIL--INTEGRATED DOMESTIC (0.1%)
Husky Oil, Ltd.
 8.90%, due 8/15/28
 11.875%, beginning 8/15/08......      665,000        694,072
                                                 ------------
TELECOMMUNICATIONS--CELLULAR/ WIRELESS (0.4%)
Rogers Wireless Communications
 Inc.
 9.625%, due 5/1/11..............      955,000        983,650
Telus Corp.
 8.00%, due 6/1/11...............    1,655,000      1,756,240
                                                 ------------
                                                    2,739,890
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

                  YANKEE BONDS (CONTINUED)

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
TELEPHONE (0.8%)
France Telecom S.A.
 7.20%, due 3/1/06
 7.70%, beginning 3/1/02 (c).....  $ 2,310,000   $  2,452,971
 8.50%, due 3/1/31
 9.00%, beginning 3/1/02 (c).....    2,590,000      2,956,770
                                                 ------------
                                                    5,409,741
                                                 ------------
TRANSPORTATION--SHIPPING (0.0%) (b)
Sea Containers, Ltd.
 Series B
 7.875%, due 2/15/08.............      180,000         97,200
 10.75%, due 10/15/06............      280,000        182,000
                                                 ------------
                                                      279,200
                                                 ------------
Total Yankee Bonds
 (Cost $11,997,759)..............                  12,068,341
                                                 ------------
Total Long-Term Bonds
 (Cost $229,141,084).............                 230,656,759
                                                 ------------
COMMON STOCKS (61.7%)

                                      SHARES
                                   -----------
AEROSPACE/DEFENSE (0.6%)
General Dynamics Corp. ..........       49,300   $  3,926,252
                                                 ------------
BANKS--MAJOR REGIONAL (0.7%)
Fleet Boston Financial Corp.
 (a).............................      123,000      4,489,500
                                                 ------------
BANKS--MONEY CENTER (0.7%)
Bank of America Corp ............       73,700      4,639,415
                                                 ------------
BROADCAST/MEDIA (0.8%)
Clear Channel Communications,
 Inc. (a)........................      111,260      5,664,246
                                                 ------------
COMMUNICATIONS--EQUIPMENT (1.3%)
Cisco Systems, Inc. (a)..........      506,000      9,163,660
                                                 ------------
COMPUTER SOFTWARE & SERVICES (4.6%)
Electronic Data Systems Corp. ...      109,500      7,506,225
Microsoft Corp. (a)..............      228,500     15,142,695
Oracle Corp. (a).................      540,620      7,465,962
SunGard Data Systems, Inc. ......       44,500      1,287,385
                                                 ------------
                                                   31,402,267
                                                 ------------
COMPUTER SYSTEMS (2.7%)
EMC Corp. (a)....................      224,000      3,010,560
International Business Machines
 Corp. ..........................       60,700      7,342,272
Sun Microsystems, Inc. (a).......      634,700      7,832,198
                                                 ------------
                                                   18,185,030
                                                 ------------
ELECTRICAL EQUIPMENT (2.5%)
General Electric Co. ............      421,300     16,885,704
                                                 ------------
ELECTRONICS--COMPONENTS (0.8%)
Flextronics International
 Ltd. ...........................      228,900      5,491,311
                                                 ------------

                                     SHARES         VALUE
                                   --------------------------
ELECTRONICS--SEMICONDUCTORS (3.5%)
Analog Devices, Inc. (a)(g)......      156,300   $  6,938,157
Intel Corp. .....................      340,300     10,702,435
Texas Instruments Inc. ..........      229,600      6,428,800
                                                 ------------
                                                   24,069,392
                                                 ------------
ENTERTAINMENT (2.3%)
AOL Time Warner, Inc. (h)........      274,050      8,797,005
Viacom Inc.
 Class B (a)(g)..................      155,851      6,880,822
                                                 ------------
                                                   15,677,827
                                                 ------------
FINANCIAL--MISCELLANEOUS (4.2%)
Citigroup Inc. ..................      287,633     14,519,714
Fannie Mae.......................      116,400      9,253,800
MBNA Corp. ......................      123,200      4,336,640
                                                 ------------
                                                   28,110,154
                                                 ------------
FOOD & HEALTH CARE DISTRIBUTORS (1.4%)
Cardinal Health, Inc. ...........       97,700      6,317,282
SYSCO Corp. .....................      117,700      3,086,094
                                                 ------------
                                                    9,403,376
                                                 ------------
HEALTH CARE--DIVERSIFIED (2.0%)
Abbott Laboratories..............      117,500      6,550,625
Allergan, Inc. ..................       92,000      6,904,600
                                                 ------------
                                                   13,455,225
                                                 ------------
HEALTH CARE--DRUGS (3.2%)
Andrx Group. (a).................       11,600        816,756
Elan Corp. PLC (a)...............       25,400      1,144,524
Ivax Corp. (a)...................      101,825      2,050,756
King Pharmaceuticals, Inc. (a)...       63,833      2,689,284
Pfizer, Inc. ....................      367,800     14,656,830
                                                 ------------
                                                   21,358,150
                                                 ------------
HEALTH CARE--HMOs (2.2%)
Unitedhealth Group, Inc. ........      213,500     15,109,395
                                                 ------------
HEALTH CARE--HOSPITAL MANAGEMENT (0.7%)
HCA-The Healthcare Co. ..........      131,400      5,064,156
                                                 ------------
HEALTH CARE--MEDICAL PRODUCTS (3.5%)
Baxter International Inc. .......      251,500     13,487,945
Laboratory Corp. Of America......       16,100      1,301,685
Medtronic, Inc. .................      178,200      9,125,622
                                                 ------------
                                                   23,915,252
                                                 ------------
HEALTH CARE--MISCELLANEOUS (2.1%)
Amgen Inc. (a)(g)................      178,900     10,097,116
Genzyme Corp.....................       71,000      4,250,060
                                                 ------------
                                                   14,347,176
                                                 ------------
HOUSEHOLD PRODUCTS (1.4%)
Colgate-Palmolive Co. ...........      161,700      9,338,175
                                                 ------------
INSURANCE BROKERS (1.1%)
Marsh & McLennan Cos., Inc. .....       67,400      7,242,130
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                  COMMON STOCKS (CONTINUED)

                                     SHARES         VALUE
                                   --------------------------
INSURANCE--MULTI-LINE (1.3%)
American International Group,
 Inc. ...........................       92,442   $  7,339,895
Prudential Financial, Inc. ......       46,000      1,526,740
                                                 ------------
                                                    8,866,635
                                                 ------------
LEISURE TIME (2.4%)
Harley Davidson, Inc. (g)........      301,100     16,352,741
                                                 ------------
MANUFACTURING--DIVERSIFIED (3.5%)
Illinois Tool Works, Inc. .......       68,300      4,625,276
Tyco International Ltd. (g)......      323,100     19,030,590
                                                 ------------
                                                   23,655,866
                                                 ------------
PERSONAL LOANS (1.4%)
Household International, Inc. ...      158,500      9,183,490
                                                 ------------
RETAIL STORES--DEPARTMENT (2.1%)
Kohl's Corp. (a)(g)..............      202,900     14,292,276
                                                 ------------
RETAIL STORES--FOOD CHAINS (0.6%)
Safeway Inc. (a).................      101,300      4,229,275
                                                 ------------
RETAIL STORES--GENERAL MERCHANDISE (0.8%)
Target Corp. ....................      127,300      5,225,665
                                                 ------------
RETAIL STORES--SPECIALTY (4.7%)
Bed Bath & Beyond, Inc. (a)(g)...      381,800     12,943,020
Best Buy Co., Inc. (a)...........       58,800      4,379,424
Costco Wholesale Corp. (a).......       44,400      1,970,472
Home Depot, Inc. (The)...........      163,800      8,355,438
Lowe's Cos., Inc. ...............       96,900      4,497,129
                                                 ------------
                                                   32,145,483
                                                 ------------
SPECIALIZED SERVICES (2.6%)
Cendant Corp.....................      411,700      8,073,437
Omnicom Group, Inc. (g)..........      110,100      9,837,435
                                                 ------------
                                                   17,910,872
                                                 ------------
Total Common Stocks
 (Cost $354,659,555).............                 418,800,096
                                                 ------------
PREFERRED STOCK (0.0%) (B)
REAL ESTATE INVESTMENT/MANAGEMENT (0.0%) (b)
Sovereign Real Estate Investment
 Corp.
 12.00%, Series A (c)............          250        247,500
                                                 ------------
Total Preferred Stock
 (Cost $230,313).................                     247,500
                                                 ------------
            PREFERRED STOCK-- FOREIGN (0.0%) (B)
                                     SHARES         VALUE
                                   --------------------------
PAPER & FOREST PRODUCTS (0.0%) (b)
Paperboard Industries
 International, Inc.
 5.00%, Series A (c)(h)(i).......       13,332   $    198,356
                                                 ------------
Total Preferred Stock--Foreign
 (Cost $221,875).................                     198,356
                                                 ------------
SHORT-TERM
INVESTMENTS (7.1%)
                                    PRINCIPAL
                                     AMOUNT
                                   -----------
COMMERCIAL PAPER (3.3%)
Abbey National North America
 1.83%, due 1/3/02...............   $1,000,000        999,898
American Express Credit Corp.
 1.76%, due 1/7/02...............    7,000,000      6,997,945
General Electric Capital Corp.
 1.84%, due 1/10/02..............    6,000,000      5,997,238
Goldman Sachs Group, Inc.
 2.05%, due 1/2/02...............    3,000,000      2,999,829
Halifax PLC
 1.79%, due 1/10/02..............    5,000,000      4,997,760
                                                 ------------
Total Commercial Paper
 (Cost $21,992,670)..............                  21,992,670
                                                 ------------
FEDERAL AGENCIES (1.6%)
Federal Home Loan Bank (Discount
 Note)
 1.84%, due 1/2/02...............    7,000,000      6,999,642
Federal Home Loan Mortgage
 Corporation (Discount Note)
 1.47%, due 1/2/02...............    4,035,000      4,034,835
                                                 ------------
Total Federal Agencies
 (Cost $11,034,477)..............                  11,034,477
                                                 ------------
                                     SHARES
                                   -----------
INVESTMENT COMPANY (2.2%)
Merrill Lynch Premier
 Institutional Fund..............   14,960,246     14,960,246
                                                 ------------
Total Investment Company
 (Cost $14,960,246)..............                  14,960,246
                                                 ------------
Total Short-Term Investments
 (Cost $47,987,393)..............                  47,987,393
                                                 ------------
Total Investments
 (Cost $632,240,220) (j).........        102.8%   697,890,104(k)
Liabilities in Excess of Cash and
 Other Assets....................         (2.8)   (18,736,535)
                                   -----------   ------------
Net Assets.......................        100.0%  $679,153,569
                                   ===========   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(e)  Segregated or partially segregated as collateral for TBA.
(f)  Floating rate. Rate shown is the rate in effect at December 31, 2001.
(g)  Represent securities out on loan or a portion which is out on loan. (See
     Note 2J)
(h)  Restricted security.
(i)  Canadian security.
(j)  The cost for federal income tax purposes is $633,184,166.
(k) At December 31, 2001 net unrealized appreciation was $64,705,938, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $88,925,959 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $24,220,021.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value*
  (identified cost $632,240,220)........   $ 697,890,104
Collateral held for securities loaned,
  at value (Note 2J)....................      67,736,665
Cash....................................       1,760,905
Receivables:
  Investment securities sold............       4,431,149
  Dividends and interest................       3,186,214
  Fund shares sold......................         149,169
                                           -------------
        Total assets....................     775,154,206
                                           -------------
LIABILITIES:
Securities lending collateral (Note
  2J)...................................      67,736,665
Payables:
  Investment securities purchased.......      27,719,589
  Adviser...............................         183,656
  Administrator.........................         114,785
  Fund shares redeemed..................          62,391
  Custodian.............................          10,678
Accrued expenses........................         172,873
                                           -------------
        Total liabilities...............      96,000,637
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 679,153,569
                                           =============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized............................   $     406,845
Additional paid-in capital..............     624,215,153
Accumulated undistributed net investment
  income................................         104,175
Accumulated net realized loss on
  investments...........................     (11,222,488)
Net unrealized appreciation on
  investments...........................      65,649,884
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 679,153,569
                                           =============
Shares of capital stock outstanding.....      40,684,496
                                           =============
Net asset value per share outstanding...   $       16.69
                                           =============

------------
* Includes securities on loan with an average cost of $54,247,561 and a market value of $64,273,695.

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:
Income:
  Interest..............................   $  18,295,561
  Dividends (a).........................       3,212,936
                                           -------------
        Total income....................      21,508,497
                                           -------------
Expenses:
  Advisory..............................       2,289,649
  Administration........................       1,431,031
  Shareholder communication.............         264,024
  Professional..........................          94,758
  Custodian.............................          79,996
  Directors.............................          26,316
  Portfolio pricing.....................          15,550
  Miscellaneous.........................          29,411
                                           -------------
        Total expenses..................       4,230,735
                                           -------------
Net investment income...................      17,277,762
                                           -------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss on investments........     (10,657,192)
Net change in unrealized appreciation on
  investments...........................     (94,492,821)
                                           -------------
Net realized and unrealized loss on
  investments...........................    (105,150,013)
                                           -------------
Net decrease in net assets resulting
  from operations.......................   $ (87,872,251)
                                           =============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $7,216.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                  2001            2000
                                                              --------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  17,277,762   $  17,070,108
  Net realized gain (loss) on investments...................    (10,657,192)     30,207,227
  Net change in unrealized appreciation on investments......    (94,492,821)    (84,104,421)
                                                              -------------   -------------
  Net decrease in net assets resulting from operations......    (87,872,251)    (36,827,086)
                                                              -------------   -------------
Dividends and distributions to shareholders:
  From net investment income................................    (17,432,660)    (17,055,598)
  From net realized gain on investments.....................     (1,050,854)    (68,104,599)
                                                              -------------   -------------
    Total dividends and distributions to shareholders.......    (18,483,514)    (85,160,197)
                                                              -------------   -------------
Capital share transactions:
  Net proceeds from sale of shares..........................     37,238,749      69,881,512
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............     18,483,514      85,160,197
                                                              -------------   -------------
                                                                 55,722,263     155,041,709
  Cost of shares redeemed...................................    (76,075,245)    (48,723,259)
                                                              -------------   -------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................    (20,352,982)    106,318,450
                                                              -------------   -------------
Net decrease in net assets..................................   (126,708,747)    (15,668,833)
NET ASSETS:
Beginning of year...........................................    805,862,316     821,531,149
                                                              -------------   -------------
End of year.................................................  $ 679,153,569   $ 805,862,316
                                                              =============   =============
Accumulated undistributed net investment income at end of
  year......................................................  $     104,175   $     108,897
                                                              =============   =============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                              YEAR ENDED DECEMBER 31
                                                               2001             2000       1999       1998       1997
                                                           ------------------------------------------------------------
Net asset value at beginning of year.....................  $      19.21       $  22.36   $  19.99   $  16.47   $  14.56
                                                           ------------       --------   --------   --------   --------
Net investment income....................................          0.44(a)        0.43       0.39       0.38       0.37
Net realized and unrealized gain (loss) on investments...        (2.49)          (1.36)      3.00       4.07       2.21
                                                           ------------       --------   --------   --------   --------
Total from investment operations.........................        (2.05)          (0.93)      3.39       4.45       2.58
                                                           ------------       --------   --------   --------   --------
Less dividends and distributions:
  From net investment income.............................        (0.44)          (0.43)     (0.39)     (0.38)     (0.36)
  From net realized gain on investments..................        (0.03)          (1.79)     (0.63)     (0.55)     (0.31)
                                                           ------------       --------   --------   --------   --------
Total dividends and distributions........................        (0.47)          (2.22)     (1.02)     (0.93)     (0.67)
                                                           ------------       --------   --------   --------   --------
Net asset value at end of year...........................  $      16.69       $  19.21   $  22.36   $  19.99   $  16.47
                                                           ============       ========   ========   ========   ========
Total investment return..................................        (10.69%)        (4.36%)    17.02%     27.13%     17.79%
Ratios (to average net assets)/Supplemental Data:
  Net investment income..................................          2.42%(a)       2.05%      1.88%      2.20%      2.46%
  Expenses...............................................          0.59%          0.59%      0.58%      0.60%      0.60%
Portfolio turnover rate..................................           125%           120%       133%       158%       125%
Net assets at end of year (in 000's).....................  $    679,154       $805,862   $821,531   $644,361   $446,624

------------
(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

Decrease net investment income..............................  $(0.02)
Increase net realized and unrealized gains and losses.......    0.02
Decrease ratio of net investment income.....................   (0.12%)

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

COMMON STOCKS (93.0%)+
                                     SHARES         VALUE
                                   -----------------------
AEROSPACE/DEFENSE (1.6%)
Rockwell Collins, Inc. ..........      167,200   $  3,260,400
United Technologies Corp. .......       49,000      3,166,870
                                                 ------------
                                                    6,427,270
                                                 ------------
ALUMINUM (1.7%)
Alcoa Inc. ......................      198,028      7,039,895
                                                 ------------
AUTO PARTS & EQUIPMENT (1.3%)
TRW, Inc. .......................      138,400      5,126,336
                                                 ------------
BANKS (9.9%)
Bank of America Corp. ...........      114,600      7,214,070
FleetBoston Financial Corp. .....      217,430      7,936,195
JP Morgan Chase & Co. ...........      271,670      9,875,205
PNC Financial Services Group,
 Inc. (The)......................      141,000      7,924,200
Washington Mutual, Inc. .........      213,800      6,991,260
                                                 ------------
                                                   39,940,930
                                                 ------------
CHEMICALS (0.5%)
Air Products and Chemicals,
 Inc. ...........................       46,800      2,195,388
                                                 ------------
COMMUNICATIONS--EQUIPMENT (0.8%)
Tellabs, Inc. (a)................      228,100      3,428,343
                                                 ------------
COMPUTER SOFTWARE & SERVICES (1.1%)
Computer Sciences Corp. (a)......       95,100      4,657,998
                                                 ------------
COMPUTER SYSTEMS (4.5%)
Gateway, Inc. (a)................      377,000      3,031,080
International Business Machines
 Corp. ..........................       67,600      8,176,896
Sun Microsystems, Inc. (a).......      207,200      2,556,848
Unisys Corp. (a).................      346,100      4,340,094
                                                 ------------
                                                   18,104,918
                                                 ------------
CONGLOMERATES (0.7%)
Textron, Inc. ...................       70,000      2,902,200
                                                 ------------
ELECTRIC POWER COMPANIES (1.6%)
FirstEnergy Corp. ...............      190,400      6,660,192
                                                 ------------
ELECTRONICS--DEFENSE (1.5%)
Raytheon Co. ....................      187,900      6,101,113
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (2.1%)
Advanced Micro Devices, Inc.
 (a).............................      243,000      3,853,980
Motorola, Inc. ..................      316,600      4,755,332
                                                 ------------
                                                    8,609,312
                                                 ------------
FINANCE (5.1%)
Citigroup Inc. ..................      372,697     18,813,745
Morgan Stanley Dean Witter &
 Co. ............................       33,300      1,862,802
                                                 ------------
                                                   20,676,547
                                                 ------------

                                    SHARES          VALUE
                                   -----------------------
FOOD (2.6%)
Heinz (H.J.) Co. ................       91,500   $  3,762,480
Kraft Foods Inc. Class A.........      192,900      6,564,387
                                                 ------------
                                                   10,326,867
                                                 ------------
HOUSEHOLD PRODUCTS (4.9%)
Kimberly-Clark Corp. ............      183,400     10,967,320
Procter & Gamble Co. (The).......      109,800      8,688,474
                                                 ------------
                                                   19,655,794
                                                 ------------
INSURANCE (8.9%)
Allstate Corp. (The).............      237,800      8,013,860
Chubb Corp. (The)................      102,200      7,051,800
CIGNA Corp. .....................       66,200      6,133,430
Hartford Financial Services
 Group, Inc. ....................      114,400      7,187,752
Lincoln National Corp. ..........      110,800      5,381,556
Prudential Financial, Inc. (a)...       69,200      2,296,748
                                                 ------------
                                                   36,065,146
                                                 ------------
INVESTMENT BANK/BROKERAGE (2.0%)
Goldman Sachs Group, Inc.
 (The)...........................       43,400      4,025,350
Merrill Lynch & Co., Inc. .......       76,900      4,008,028
                                                 ------------
                                                    8,033,378
                                                 ------------
MACHINERY (2.3%)
Ingersoll-Rand Co. ..............      223,800      9,357,078
                                                 ------------
MANUFACTURING (4.3%)
American Standard Cos. Inc.
 (a).............................      253,700     17,309,951
                                                 ------------
METALS (0.3%)
Phelps Dodge Corp. ..............       40,400      1,308,960
                                                 ------------
NATURAL GAS DISTRIBUTORS & PIPELINES (3.4%)
El Paso Corp. ...................      305,133     13,611,983
                                                 ------------
OIL & GAS SERVICES (1.8%)
Unocal Corp. ....................      207,300      7,477,311
                                                 ------------
OIL--INTEGRATED DOMESTIC (2.9%)
Phillips Petroleum Co. ..........      193,300     11,648,258
                                                 ------------
OIL--INTEGRATED INTERNATIONAL (4.3%)
ChevronTexaco Corp. .............      130,443     11,688,997
Exxon Mobil Corp. ...............      146,800      5,769,240
                                                 ------------
                                                   17,458,237
                                                 ------------
PAPER & FOREST PRODUCTS (3.0%)
International Paper Co. .........      300,600     12,129,210
                                                 ------------
RAILROADS (1.3%)
Burlington Northern Santa Fe
 Corp. ..........................      176,400      5,032,692
                                                 ------------
RESTAURANTS (2.0%)
McDonald's Corp. ................      297,700      7,880,119
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

                  COMMON STOCKS (CONTINUED)
                                        SHARES          VALUE
                                   -----------------------
RETAIL (4.6%)
CVS Corp. .......................       45,000   $  1,332,000
Kroger Co. (The)(a)..............      212,200      4,428,614
Sears, Roebuck & Co. ............      265,500     12,648,420
                                                 ------------
                                                   18,409,034
                                                 ------------
TELECOMMUNICATIONS (4.6%)
AT&T Corp. ......................      199,300      3,615,302
Sprint Corp. (FON Group).........      323,900      6,503,912
WorldCom, Inc.-WorldCom Group
 (a).............................      600,600      8,456,448
                                                 ------------
                                                   18,575,662
                                                 ------------
TELEPHONE (5.8%)
ALLTEL Corp. ....................      119,600      7,382,908
SBC Communications Inc. .........      124,100      4,860,997
Verizon Communications Inc. .....      235,200     11,162,592
                                                 ------------
                                                   23,406,497
                                                 ------------
TOBACCO (1.6%)
Philip Morris Cos. Inc. .........      136,700      6,267,695
                                                 ------------
Total Common Stocks
 (Cost $362,617,791).............                 375,824,314
                                                 ------------
                SHORT-TERM INVESTMENTS (6.8%)
                                     PRINCIPAL
                                        AMOUNT
                                   -----------
COMMERCIAL PAPER (5.0%)
American Express Credit Corp.
 1.76%, due 1/7/02...............  $ 6,000,000      5,998,238
General Electric Capital Corp.
 1.84%, due 1/10/02..............   10,190,000     10,185,309
Halifax PLC 1.90%, due 1/4/02....    4,000,000      3,999,366
                                                 ------------
Total Commercial Paper
 (Cost $20,182,913)..............                  20,182,913
                                                 ------------

                                        SHARES          VALUE
                                   -----------------------
INVESTMENT COMPANY (1.8%)
Merrill Lynch Premier
 Institutional
 Fund............................    7,128,106   $  7,128,106
                                                 ------------
Total Investment Company
 (Cost $7,128,106)...............                   7,128,106
                                                 ------------
Total Short-Term Investments
 (Cost $27,311,019)..............                  27,311,019
                                                 ------------
Total Investments
 (Cost $389,928,810)(b)..........         99.8%   403,135,333(c)
Cash and Other Assets,
 Less Liabilities................          0.2      1,038,744
                                    ----------     ----------
Net Assets.......................        100.0%  $404,174,077
                                    ----------     ----------
                                    ----------     ----------

------------
(a) Non-income producing security.
(b) The cost for federal income tax purposes is $394,098,237.
(c) At December 31, 2001 net unrealized appreciation was $9,037,096, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $30,165,547 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $21,128,451.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $389,928,810).........   $403,135,333
Cash.....................................          6,696
Receivables:
  Investment securities sold.............      1,921,487
  Dividends..............................        707,270
  Fund shares sold.......................        461,040
                                            ------------
        Total assets.....................    406,231,826
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      1,754,269
  Adviser................................        120,654
  Administrator..........................         67,030
  Shareholder communication..............         66,065
  Custodian..............................          7,972
Accrued expenses.........................         41,759
                                            ------------
        Total liabilities................      2,057,749
                                            ------------
Net assets applicable to outstanding
  shares.................................   $404,174,077
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    263,325
Additional paid-in capital...............    394,216,334
Accumulated undistributed net investment
  income.................................         59,827
Accumulated net realized loss on
  investments............................     (3,571,932)
Net unrealized appreciation on
  investments............................     13,206,523
                                            ------------
Net assets applicable to outstanding
  shares.................................   $404,174,077
                                            ============
Shares of capital stock outstanding......     26,332,506
                                            ============
Net asset value per share outstanding....   $      15.35
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:
Income:
  Dividends..............................   $  6,994,813
  Interest...............................      1,073,745
                                            ------------
        Total income.....................      8,068,558
                                            ------------
Expenses:
  Advisory...............................      1,337,762
  Administration.........................        743,201
  Shareholder communication..............        157,514
  Professional...........................         59,170
  Custodian..............................         41,373
  Directors..............................         13,197
  Miscellaneous..........................         24,120
                                            ------------
        Total expenses...................      2,376,337
                                            ------------
Net investment income....................      5,692,221
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments.........     15,126,978
Net change in unrealized appreciation on
  investments............................    (20,005,873)
                                            ------------
Net realized and unrealized loss on
  investments............................     (4,878,895)
                                            ------------
Net increase in net assets resulting from
  operations.............................   $    813,326
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                  2001           2000
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  5,692,221   $  4,022,016
  Net realized gain on investments and foreign currency
    forward contract transactions...........................    15,126,978     17,332,632
  Net change in unrealized appreciation on investments and
    foreign currency forward contract transactions..........   (20,005,873)    14,371,135
                                                              ------------   ------------
  Net increase in net assets resulting from operations......       813,326     35,725,783
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................    (5,632,394)    (4,233,288)
  From net realized gain on investments.....................   (17,506,867)   (10,127,278)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......   (23,139,261)   (14,360,566)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................   100,935,902     22,621,277
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    23,139,261     14,360,566
                                                              ------------   ------------
                                                               124,075,163     36,981,843
  Cost of shares redeemed...................................   (36,171,585)   (51,223,679)
                                                              ------------   ------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................    87,903,578    (14,241,836)
                                                              ------------   ------------
Net increase in net assets..................................    65,577,643      7,123,381
NET ASSETS:
Beginning of year...........................................   338,596,434    331,473,053
                                                              ------------   ------------
End of year.................................................  $404,174,077   $338,596,434
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $     59,827   $         --
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                              YEAR ENDED DECEMBER 31
                                                                2001          2000       1999       1998       1997
                                                              -------------------------------------------------------
Net asset value at beginning of year........................  $  16.21      $  15.00   $  13.96   $  16.09   $  13.90
                                                              --------      --------   --------   --------   --------
Net investment income.......................................      0.23          0.20       0.20       0.24       0.21
Net realized and unrealized gain (loss) on investments......     (0.15)         1.73       1.03      (0.90)      2.94
                                                              --------      --------   --------   --------   --------
Total from investment operations............................      0.08          1.93       1.23      (0.66)      3.15
                                                              --------      --------   --------   --------   --------
Less dividends and distributions:
  From net investment income................................     (0.23)        (0.21)     (0.19)     (0.24)     (0.21)
  From net realized gain on investments.....................     (0.71)        (0.51)        --      (1.23)     (0.75)
                                                              --------      --------   --------   --------   --------
Total dividends and distributions...........................     (0.94)        (0.72)     (0.19)     (1.47)     (0.96)
                                                              --------      --------   --------   --------   --------
Net asset value at end of year..............................  $  15.35      $  16.21   $  15.00   $  13.96   $  16.09
                                                              ========      ========   ========   ========   ========
Total investment return.....................................      0.40%        12.89%      8.80%     (4.14%)    22.89%

Ratios (to average net assets)/ Supplemental Data:
  Net investment income.....................................      1.53%         1.33%      1.30%      1.60%      1.78%
  Expenses..................................................      0.64%         0.64%      0.63%      0.65%      0.65%
Portfolio turnover rate.....................................        70%           90%        74%        69%        48%
Net assets at end of year (in 000's)........................  $404,174      $338,596   $331,473   $319,743   $264,179

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

COMMON STOCKS (97.7%)+
                                  SHARES         VALUE
                                --------------------------
ADVERTISING & MARKETING SERVICES (0.5%)
Metris Cos. Inc. .............      14,400     $   370,224
                                               -----------
AEROSPACE/DEFENSE (2.2%)
Boeing Co. (The)..............       9,100         352,898
Lockheed Martin Corp. ........       9,900         462,033
Rockwell International
 Corp. .......................      21,137         377,507
United Technologies Corp. ....       5,900         381,317
                                               -----------
                                                 1,573,755
                                               -----------
AIRLINES (0.1%)
Southwest Airlines Co. .......       2,400          44,352
                                               -----------
ALUMINUM (0.1%)
Alcoa Inc. ...................       1,700          60,435
                                               -----------
AUTO PARTS & EQUIPMENT (0.8%)
Cooper Tire & Rubber Co. .....         700          11,172
Lear Corp. (a)................       1,900          72,466
Magna International Inc. Class
 A............................       7,490         475,390
                                               -----------
                                                   559,028
                                               -----------
AUTOMOBILES (0.4%)
AutoNation, Inc. (a)..........       5,200          64,116
Ford Motor Co. ...............      12,627         198,497
                                               -----------
                                                   262,613
                                               -----------
BANKS (5.7%)
AmSouth Bancorporation........      14,600         275,940
Bank of America Corp. ........      29,400       1,850,730
Bank One Corp. ...............         700          27,335
Comerica Inc. ................       4,000         229,200
Cullen/Frost Bankers, Inc. ...         200           6,176
First Tennessee National
 Corp. .......................      12,100         438,746
Hibernia Corp. Class A........       2,400          42,696
SunTrust Banks, Inc. .........       3,000         188,100
U.S. Bancorp..................       8,200         171,626
Union Planters Corp. .........         400          18,052
UnionBanCal Corp. ............       7,500         285,000
Wachovia Corp. ...............       2,000          62,720
Washington Federal, Inc. .....         300           7,734
Washington Mutual, Inc. ......      10,150         331,905
Zions Bancorporation..........       2,400         126,192
                                               -----------
                                                 4,062,152
                                               -----------
BEVERAGES (0.9%)
Coca-Cola Co. (The)...........       4,000         188,600
Coors (Adolph) Co. Class B....         600          32,040
PepsiCo, Inc. ................       8,900         433,341
                                               -----------
                                                   653,981
                                               -----------
BROADCAST/MEDIA (0.5%)
Comcast Corp. Special Class A
 (a)..........................       4,300         154,800
USA Networks, Inc. (a)........       8,500         232,135
                                               -----------
                                                   386,935
                                               -----------

                                SHARES            VALUE
                                ----------------------------
CHEMICALS (0.9%)
Eastman Chemical Co. .........       2,000     $    78,040
Engelhard Corp. ..............       7,200         199,296
Lubrizol Corp. (The)..........       9,000         315,810
RPM, Inc. ....................       2,400          34,704
                                               -----------
                                                   627,850
                                               -----------
COMMERCIAL & CONSUMER SERVICES (0.6%)
Cerner Corp. (a)..............       2,100         104,853
Viad Corp. ...................      14,500         343,360
                                               -----------
                                                   448,213
                                               -----------
COMMUNICATIONS--EQUIPMENT (2.5%)
Cisco Systems, Inc. (a).......      33,900         613,929
Corning Inc. .................      14,200         126,664
L-3 Communications Holdings,
 Inc. (a).....................       4,000         360,000
Nortel Networks Corp. ........      15,000         112,500
QUALCOMM Inc. (a).............       3,300         166,650
Scientific-Atlanta, Inc. .....      15,100         361,494
                                               -----------
                                                 1,741,237
                                               -----------
COMPUTER SOFTWARE & SERVICES (5.5%)
Automatic Data Processing,
 Inc. ........................       2,600         153,140
Computer Associates
 International, Inc. .........       8,300         286,267
Electronic Data Systems
 Corp. .......................       9,500         651,225
First Data Corp. .............       4,600         360,870
Microsoft Corp. (a)...........      30,600       2,027,862
Oracle Corp. (a)..............      23,000         317,630
Paychex, Inc. ................       3,400         119,136
                                               -----------
                                                 3,916,130
                                               -----------
COMPUTER SYSTEMS (3.5%)
Dell Computer Corp. (a).......      12,200         331,596
Hewlett-Packard Co. ..........       9,800         201,292
International Business
 Machines Corp. ..............      12,500       1,512,000
Mentor Graphics Corp. (a).....      10,400         245,128
Storage Technology Corp.
 (a)..........................       5,600         115,752
Sun Microsystems, Inc. (a)....       3,500          43,190
                                               -----------
                                                 2,448,958
                                               -----------
CONSUMER PRODUCTS (0.2%)
American Greetings Corp. Class
 A............................       7,100          97,838
Church & Dwight Co., Inc. ....       2,000          53,260
                                               -----------
                                                   151,098
                                               -----------
CONTAINERS (0.2%)
Ball Corp. ...................         700          34,426
Owens-Illinois, Inc. (a)......       1,900          18,981
Pactiv Corp. (a)..............       4,100          72,775
                                               -----------
                                                   126,182
                                               -----------
ELECTRIC POWER COMPANIES (3.1%)
ALLETE, Inc. .................       3,300          83,160
Alliant Energy Corp. .........       3,700         112,332

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

COMMON STOCKS (CONTINUED)
                                SHARES            VALUE
                                ----------------------------
ELECTRIC POWER COMPANIES (Continued)
American Electric Power Co.,
 Inc. ........................         900     $    39,177
Dominion Resources, Inc. .....       4,600         276,460
DTE Energy Co. ...............         900          37,746
Entergy Corp. ................       5,700         222,927
Exelon Corp. .................       2,237         107,108
FirstEnergy Corp. ............         199           6,961
Mirant Corp. (a)..............       2,600          41,652
PG&E Corp. (a)................       5,400         103,896
PNM Resources, Inc. ..........       1,700          47,515
Potomac Electric Power Co. ...       1,800          40,626
PPL Corp. ....................       1,000          34,850
Reliant Resources, Inc. (a)...      10,700         283,764
TXU Corp. ....................       5,300         249,895
UtiliCorp United Inc. ........      21,000         528,570
                                               -----------
                                                 2,216,639
                                               -----------
ELECTRICAL EQUIPMENT (3.1%)
C&D Technologies, Inc. .......         900          20,565
Celestica Inc. (a)............         100           4,039
General Electric Co. (e)......      54,600       2,188,368
                                               -----------
                                                 2,212,972
                                               -----------
ELECTRONICS--COMPONENTS (0.7%)
Arrow Electronics, Inc. (a)...       1,900          56,810
Flextronics International,
 Ltd. (a).....................       4,800         115,152
Lam Research Corp. (a)........      13,700         318,114
                                               -----------
                                                   490,076
                                               -----------
ELECTRONICS--DEFENSE (0.0%) (b)
Mercury Computer Systems, Inc.
 (a)..........................         500          19,555
                                               -----------
ELECTRONICS--INSTRUMENTATION (0.9%)
Agilent Technologies, Inc.
 (a)..........................       5,700         162,507
PerkinElmer, Inc. ............       9,500         332,690
Tektronix, Inc. (a)...........       4,100         105,698
                                               -----------
                                                   600,895
                                               -----------
ELECTRONICS--SEMICONDUCTORS (2.9%)
Analog Devices, Inc. (a)......       3,000         133,170
Broadcom Corp. Class A (a)....       2,400          98,352
Intel Corp. ..................      22,300         701,335
KLA-Tencor Corp. (a)..........       5,700         282,492
Linear Technology Corp. ......       5,600         218,624
Maxim Integrated Products,
 Inc. (a).....................       2,000         105,020
Novellus Systems, Inc. (a)....       1,000          39,450
NVIDIA Corp. (a)..............       4,900         327,810
PMC-Sierra, Inc. (a)..........       3,000          63,780
Texas Instruments Inc. .......       4,100         114,800
                                               -----------
                                                 2,084,833
                                               -----------
ENGINEERING & CONSTRUCTION (0.2%)
Shaw Group Inc. (The) (a).....       7,600         178,600
                                               -----------

                                SHARES            VALUE
                                ----------------------------
ENTERTAINMENT (2.3%)
AOL Time Warner Inc. (a)(e)...      35,650     $ 1,144,365
Walt Disney Co. (The).........      24,900         515,928
                                               -----------
                                                 1,660,293
                                               -----------
FINANCE (7.7%)
AmeriCredit Corp. (a).........       2,900          91,495
Citigroup Inc. ...............      49,100       2,478,568
Fannie Mae....................      11,600         922,200
Freddie Mac...................       7,400         483,960
GreenPoint Financial Corp. ...       4,300         153,725
MBIA Inc. ....................         900          48,267
MBNA Corp. ...................       1,000          35,200
MetLife, Inc. ................       9,100         288,288
Morgan Stanley Dean Witter &
 Co. .........................      14,800         827,912
PMI Group, Inc. (The).........       1,900         127,319
                                               -----------
                                                 5,456,934
                                               -----------
FOOD (1.5%)
Archer-Daniels-Midland Co. ...      13,912         199,637
ConAgra Foods, Inc. ..........       6,700         159,259
Dole Food Co., Inc. ..........       2,200          59,026
Kellogg Co. ..................       2,200          66,220
Kraft Foods Inc. Class A......       1,600          54,448
Sara Lee Corp. ...............      14,100         313,443
Unilever N.V. ................       4,100         236,201
                                               -----------
                                                 1,088,234
                                               -----------
FOOD & HEALTH CARE DISTRIBUTORS (0.5%)
Cardinal Health, Inc. ........       1,000          64,660
Fleming Cos., Inc. ...........       6,100         112,850
SUPERVALU INC. ...............       6,100         134,932
Sysco Corp. ..................       1,400          36,708
                                               -----------
                                                   349,150
                                               -----------
GOLD & PRECIOUS METALS MINING (0.4% )
CONSOL Energy Inc. ...........       8,400         208,656
Placer Dome Inc. .............       3,500          38,185
                                               -----------
                                                   246,841
                                               -----------
HARDWARE & TOOLS (0.2%)
Stanley Works (The)...........       3,700         172,309
                                               -----------
HEALTH CARE--DRUGS (6.0%)
Barr Laboratories, Inc. (a)...       1,300         103,168
Elan Corp., plc ADR (a)(c)....       1,800          81,108
IVAX Corp. (a)................       1,900          38,266
Lilly (Eli) and Co. ..........       2,900         227,766
Merck & Co., Inc. ............      17,500       1,029,000
Mylan Laboratories Inc. ......       1,700          63,750
Pfizer Inc. ..................      48,700       1,940,695
Pharmacia Corp. ..............       7,500         319,875
Schering-Plough Corp. ........      11,600         415,396
SICOR Inc. (a)................         400           6,272
                                               -----------
                                                 4,225,296
                                               -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                 COMMON STOCKS (CONTINUED)
                                SHARES            VALUE
                                ----------------------------
HEALTH CARE--HMOs (0.5%)
WellPoint Health Networks Inc.
 (a)..........................       2,800     $   327,180
                                               -----------
HEALTH CARE--MEDICAL PRODUCTS (0.2%)
Fisher Scientific
 International Inc. (a).......       3,300          96,360
Medtronic, Inc. ..............         600          30,726
                                               -----------
                                                   127,086
                                               -----------
HEALTH CARE--MISCELLANEOUS (3.8%)
American Home Products
 Corp. .......................       4,200         257,712
Amgen Inc. (a)................         400          22,576
Bristol-Myers Squibb Co. .....      13,000         663,000
Health Net, Inc. (a)..........       1,200          26,136
Johnson & Johnson.............      18,800       1,111,080
Oxford Health Plans, Inc.
 (a)..........................      19,223         579,381
                                               -----------
                                                 2,659,885
                                               -----------
HEAVY DUTY TRUCKS & PARTS (0.1%)
Eaton Corp. ..................         500          37,205
                                               -----------
HOMEBUILDING (0.8%)
Centex Corp. .................       1,900         108,471
KB Home.......................       3,200         128,320
Lennar Corp. .................       7,100         332,422
                                               -----------
                                                   569,213
                                               -----------
HOTEL/MOTEL (0.9%)
Carnival Corp. ...............      21,400         600,912
Starwood Hotels & Resorts.....         800          23,880
                                               -----------
                                                   624,792
                                               -----------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.4%)
Whirlpool Corp. ..............       4,300         315,319
                                               -----------
HOUSEHOLD PRODUCTS (1.6%)
Clorox Co. (The)..............       3,800         150,290
Procter & Gamble Co. (The)....      12,200         965,386
                                               -----------
                                                 1,115,676
                                               -----------
HOUSEWARES (0.3%)
Fortune Brands, Inc. .........       2,200          87,098
Tupperware Corp. .............       8,400         161,700
                                               -----------
                                                   248,798
                                               -----------
INDEPENDENT POWER PRODUCER (0.1%)
Calpine Corp. (a).............       2,000          33,580
Reliant Energy, Inc. .........       1,700          28,067
                                               -----------
                                                    61,647
                                               -----------
INSURANCE (4.2%)
American International Group,
 Inc. ........................      11,500         913,100
CIGNA Corp. ..................       5,000         463,250
Conseco, Inc. (a).............       3,700          16,502
Fidelity National Financial,
 Inc. ........................      15,090         374,232
First American Corp. (The)....       6,100         114,314
Lincoln National Corp. .......      10,800         524,556

                                SHARES            VALUE
                                ----------------------------
INSURANCE (Continued)
Old Republic International
 Corp. .......................      11,200     $   313,712
Progressive Corp. (The).......         200          29,860
Protective Life Corp. ........         400          11,572
Prudential Financial, Inc.
 (a)..........................       2,354          78,129
Radian Group Inc. ............       3,300         141,735
                                               -----------
                                                 2,980,962
                                               -----------
INTERNET SOFTWARE & SERVICES (0.1%)
VeriSign, Inc. (a)............       1,900          72,276
                                               -----------
INVESTMENT BANK/BROKERAGE (0.9%)
Bear Stearns Cos. Inc.
 (The)........................       2,200         129,008
Lehman Brothers Holdings
 Inc. ........................       6,400         427,520
Raymond James Financial,
 Inc. ........................       3,200         113,664
                                               -----------
                                                   670,192
                                               -----------
LEISURE TIME (0.1%)
Callaway Golf Co. ............       2,000          38,300
International Game Technology
 (a)..........................         400          27,320
                                               -----------
                                                    65,620
                                               -----------
MACHINERY (0.5%)
Caterpillar Inc. .............       6,100         318,725
Ingersoll-Rand Co. ...........         400          16,724
                                               -----------
                                                   335,449
                                               -----------
MANUFACTURING (2.3%)
AGCO Corp. ...................       3,700          58,386
Honeywell International
 Inc. ........................       1,400          47,348
Johnson Controls, Inc. .......       1,700         137,275
Tyco International Ltd. ......      19,287       1,136,004
York International Corp. .....       7,100         270,723
                                               -----------
                                                 1,649,736
                                               -----------
NATURAL GAS DISTRIBUTORS & PIPELINES (1.3%)
KeySpan Corp. ................       5,900         204,435
Nicor Inc. ...................       1,800          74,952
Peoples Energy Corp. .........         900          34,137
Sempra Energy.................      24,500         601,475
                                               -----------
                                                   914,999
                                               -----------
OFFICE EQUIPMENT & SUPPLIES (0.8%)
Pitney Bowes Inc. ............      12,200         458,842
Reynolds and Reynolds Co.
 (The) Class A................         400           9,700
Xerox Corp. ..................      13,100         136,502
                                               -----------
                                                   605,044
                                               -----------
OIL & GAS SERVICES (0.7%)
BJ Services Co. (a)...........       1,500          48,675
GlobalSantaFe Corp. ..........       5,984         170,664
Halliburton Co. ..............       2,600          34,060
McDermott International, Inc.
 (a)..........................         800           9,816
Noble Drilling Corp. (a)......       1,800          61,272
Smith International, Inc.
 (a)..........................       2,200         117,964
Unocal Corp. .................       1,200          43,284
                                               -----------
                                                   485,735
                                               -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

                 COMMON STOCKS (CONTINUED)
                                SHARES            VALUE
                                ----------------------------
OIL--INTEGRATED DOMESTIC (3.1%)
Ashland Inc. .................       9,100     $   419,328
Conoco Inc. ..................       5,900         166,970
Occidental Petroleum Corp. ...      44,700       1,185,891
USX-Marathon Group............      15,200         456,000
                                               -----------
                                                 2,228,189
                                               -----------
OIL--INTEGRATED INTERNATIONAL (4.6%)
ChevronTexaco Corp. ..........      11,000         985,710
Exxon Mobil Corp. ............      37,000       1,454,100
Royal Dutch Petroleum Co. ADR
 (c) .........................      16,219         795,055
                                               -----------
                                                 3,234,865
                                               -----------
PAPER & FOREST PRODUCTS (1.1%)
International Paper Co. ......       6,682         269,619
Plum Creek Timber Co.,
 Inc. ........................      13,300         377,055
Rayonier Inc. ................       2,700         136,269
                                               -----------
                                                   782,943
                                               -----------
PERSONAL LOANS (0.7%)
Countrywide Credit Industries,
 Inc. ........................      10,300         421,991
Providian Financial Corp. ....      20,600          73,130
                                               -----------
                                                   495,121
                                               -----------
PHOTOGRAPHY/IMAGING (0.4%)
Eastman Kodak Co. ............      10,600         311,958
                                               -----------
RAILROADS (0.2%)
Burlington Northern Santa Fe
 Corp. .......................       2,400          68,472
Union Pacific Corp. ..........       1,200          68,400
                                               -----------
                                                   136,872
                                               -----------
REAL ESTATE INVESTMENT/MANAGEMENT (0.3%)
CarrAmerica Realty Corp. .....       3,700         111,370
Liberty Property Trust........       3,300          98,505
Mack-Cali Realty Corp. .......         900          27,918
                                               -----------
                                                   237,793
                                               -----------
RETAIL (4.5%)
Circuit City Stores,
 Inc.--Circuit City Group.....         600          15,570
Federated Department Stores,
 Inc. (a).....................       9,300         380,370
Foot Locker, Inc. (a).........       8,100         126,765
Home Depot, Inc. (The)........       1,400          71,414
Longs Drug Stores Corp. ......       2,000          46,760
May Department Stores Co.
 (The)........................       3,300         122,034
Office Depot, Inc. (a)........         900          16,686
Pier 1 Imports, Inc. .........       5,900         102,306

                                SHARES            VALUE
                                ----------------------------
RETAIL (Continued)
Sears, Roebuck and Co. .......      22,300     $ 1,062,372
Talbots, Inc. (The)...........       1,800          65,250
Tech Data Corp. (a)...........       6,000         259,680
Wal-Mart Stores, Inc. ........      14,000         805,700
Winn-Dixie Stores, Inc. ......       7,040         100,320
Zale Corp. (a)................         300          12,564
                                               -----------
                                                 3,187,791
                                               -----------
SPECIALIZED SERVICES (0.3%)
Omnicom Group Inc. ...........       1,700         151,895
TMP Worldwide Inc. (a)........       1,100          47,190
                                               -----------
                                                   199,085
                                               -----------
SPECIALTY PRINTING (0.8%)
Deluxe Corp. .................      13,500         561,330
Donnelley (R.R.) & Sons
 Co. .........................         700          20,783
                                               -----------
                                                   582,113
                                               -----------
TELECOMMUNICATIONS (2.8%)
Aether Systems, Inc. (a)......       5,194          47,785
AT&T Corp. (e)................       9,907         179,713
AT&T Wireless Services, Inc.
 (a)..........................      56,473         811,517
EchoStar Communications Corp.
 Class A (a)..................       5,900         162,073
PanAmSat Corp. (a)............       4,500          98,460
Sprint Corp. (FON Group)......      13,500         271,080
TeleCorp PCS, Inc.
 Class A (a)..................         900          11,223
UTStarcom, Inc. (a)...........         600          17,100
WorldCom, Inc.-MCI Group......      22,700         319,616
WorldCom, Inc.-WorldCom Group
 (a)..........................       6,500          82,550
                                               -----------
                                                 2,001,117
                                               -----------
TELEPHONE (4.8%)
BellSouth Corp. ..............      22,200         846,930
SBC Communications Inc. (e)...      26,300       1,030,171
Telephone and Data Systems,
 Inc. ........................         100           8,975
Verizon Communications Inc.
 (e)..........................      31,818       1,510,082
                                               -----------
                                                 3,396,158
                                               -----------
TOBACCO (0.3%)
Philip Morris Cos. Inc. ......       4,700         215,495
                                               -----------
TRANSPORTATION (0.1%)
Ryder System, Inc. ...........       1,800          39,870
                                               -----------
Total Common Stocks
 (Cost $69,678,786)...........                  69,351,954(d)
                                               -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SHORT-TERM
INVESTMENT (2.1%)
                              PRINCIPAL
                               AMOUNT         VALUE
                              --------------------------
TIME DEPOSIT (2.1%)
Bank of New York Cayman
 1.50%, due 1/2/02..........  $1,534,000   $ 1,534,000
                                           -----------
Total Short-Term Investment
 (Cost $1,534,000)..........                 1,534,000
                                           -----------
Total Investments
 (Cost $71,212,786)(f)......       99.8%    70,885,954(g)
Cash and Other Assets,
 Less Liabilities...........        0.2        114,376
                              ---------    -----------
Net Assets..................      100.0%   $71,000,330
                              =========    ===========
FUTURES CONTRACTS (-0.0%) (b)

                              CONTRACTS    UNREALIZED
                                LONG     DEPRECIATION(h)
                              --------------------------
Standard & Poor's 500 Index
 March 2002.................          4    $   (13,130)
                                           -----------
Total Futures Contracts
 (Settlement Value
 $1,149,200)(d).............               $   (13,130)
                                           ===========

------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) ADR--American Depositary Receipt.
(d) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents approximately 99.3% of net assets.
(e) Segregated or partially segregated as collateral for futures contracts.
(f)  The cost for federal income tax purposes is $71,868,260.
(g) At December 31, 2001 net unrealized depreciation was $982,306, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $5,195,170 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,177,476.
(h) Represents the difference between the value of the contracts at the time they were opened and the value at December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $71,212,786)...........   $70,885,954
Cash......................................         5,731
Receivables:
  Fund shares sold........................       123,552
  Dividends and interest..................        80,826
Unamortized organization expense..........         5,676
                                             -----------
        Total assets......................    71,101,739
                                             -----------
LIABILITIES:
Payables:
  Adviser.................................        29,711
  Professional............................        27,384
  Administrator...........................        11,884
  Shareholder communication...............        10,483
  Variation margin on futures contracts...        10,096
  Custodian...............................         7,858
  Fund shares redeemed....................            30
Accrued expenses..........................         3,963
                                             -----------
        Total liabilities.................       101,409
                                             -----------
Net assets applicable to outstanding
  shares..................................   $71,000,330
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    69,322
Additional paid-in capital................    76,399,459
Accumulated net realized loss on
  investments.............................    (5,128,489)
Net unrealized depreciation on investments
  and futures transactions................      (339,962)
                                             -----------
Net assets applicable to outstanding
  shares..................................   $71,000,330
                                             ===========
Shares of capital stock outstanding.......     6,932,163
                                             ===========
Net asset value per share outstanding.....   $     10.24
                                             ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $ 1,149,203
  Interest................................        51,019
                                             -----------
        Total income......................     1,200,222
                                             -----------
Expenses:
  Advisory................................       354,943
  Administration..........................       141,977
  Custodian...............................        42,686
  Professional............................        36,064
  Shareholder communication...............        26,322
  Amortization of organization expense....         4,281
  Directors...............................         2,556
  Miscellaneous...........................        18,649
                                             -----------
        Total expenses....................       627,478
                                             -----------
Net investment income.....................       572,744
                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized loss from:
  Security transactions...................    (3,872,426)
  Futures transactions....................      (301,809)
                                             -----------
Net realized loss on investments..........    (4,174,235)
                                             -----------
Net change in unrealized appreciation
  (depreciation) on investments:
  Security transactions...................    (3,007,764)
  Futures transactions....................        45,759
                                             -----------
Net unrealized loss on investments........    (2,962,005)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (7,136,240)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(6,563,496)
                                             ===========

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $4,712.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                 2001          2000
                                                              -----------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $   572,744   $   480,014
  Net realized loss on investments..........................   (4,174,235)     (815,121)
  Net change in unrealized appreciation (depreciation) on
    investments and futures transactions....................   (2,962,005)   (7,876,404)
                                                              -----------   -----------
  Net decrease in net assets resulting from operations......   (6,563,496)   (8,211,511)
                                                              -----------   -----------
Dividends and distributions to shareholders:
  From net investment income................................     (576,439)     (489,895)
  From net realized gain on investments.....................           --      (109,499)
                                                              -----------   -----------
    Total dividends and distributions to shareholders.......     (576,439)     (599,394)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   10,552,677    22,993,206
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............      576,439       599,394
                                                              -----------   -----------
                                                               11,129,116    23,592,600
  Cost of shares redeemed...................................   (8,178,004)   (3,734,821)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................    2,951,112    19,857,779
                                                              -----------   -----------
Net increase (decrease) in net assets.......................   (4,188,823)   11,046,874
NET ASSETS:
Beginning of year...........................................   75,189,153    64,142,279
                                                              -----------   -----------
End of year.................................................  $71,000,330   $75,189,153
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                    MAY 1,
                                                                                                   1998 (a)
                                                                                                   THROUGH
                                                             YEAR ENDED DECEMBER 31              DECEMBER 31,
                                                      2001            2000            1999           1998
                                                  -----------------------------------------------------------
Net asset value at beginning of period..........    $ 11.28         $ 12.74         $ 10.91        $ 10.00
                                                    -------         -------         -------        -------
Net investment income...........................       0.08            0.07            0.08           0.05
Net realized and unrealized gain (loss) on
  investments...................................      (1.04)          (1.44)           1.83           0.91
                                                    -------         -------         -------        -------
Total from investment operations................      (0.96)          (1.37)           1.91           0.96
                                                    -------         -------         -------        -------
Less dividends and distributions:
  From net investment income....................      (0.08)          (0.07)          (0.08)         (0.05)
  From net realized gain on investments.........         --           (0.02)             --             --
                                                    -------         -------         -------        -------
Total dividends and distributions...............      (0.08)          (0.09)          (0.08)         (0.05)
                                                    -------         -------         -------        -------
Net asset value at end of period................    $ 10.24         $ 11.28         $ 12.74        $ 10.91
                                                    =======         =======         =======        =======
Total investment return.........................      (8.50%)        (10.73%)         17.59%          9.60%(b)
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income.........................       0.81%           0.66%           0.89%          1.20%+
  Net expenses..................................       0.88%           0.90%           0.85%          0.85%+
  Expenses (before reimbursement)...............       0.88%           0.90%           0.92%          1.30%+
Portfolio turnover rate.........................         61%             59%             51%            34%
Net assets at end of period (in 000's)..........    $71,000         $75,189         $64,142        $30,167

------------
(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +  Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

COMMON STOCKS (98.1%)+
                                     SHARES          VALUE
                                     ---------------------
AEROSPACE/DEFENSE (1.6%)
Boeing Co. (The)...................      10,000   $   387,800
General Dynamics Corp. ............       1,300       103,532
United Technologies Corp. .........       7,400       478,262
                                                  -----------
                                                      969,594
                                                  -----------
AGRICULTURAL PRODUCTS (0.9%)
Monsanto Co. ......................      14,900       503,620
                                                  -----------
ALUMINUM (0.8%)
Alcoa Inc. ........................      13,200       469,260
                                                  -----------
BANKS (6.3%)
Bank of America Corp. .............       8,700       547,665
Fifth Third Bancorp................       3,500       215,530
FleetBoston Financial Corp. .......      13,100       478,150
JP Morgan Chase & Co. .............      14,300       519,805
KeyCorp............................       4,200       102,228
PNC Financial Services Group, Inc.
 (The).............................       2,300       129,260
Synovus Financial Corp. ...........       6,000       150,300
Washington Mutual, Inc. ...........      14,550       475,785
Wells Fargo & Co. .................      25,900     1,125,355
                                                  -----------
                                                    3,744,078
                                                  -----------
BEVERAGES (0.7%)
Coca-Cola Co. .....................       4,700       221,605
PepsiCo, Inc. .....................       3,900       189,891
                                                  -----------
                                                      411,496
                                                  -----------
BROADCAST/MEDIA (5.2%)
Clear Channel Communications, Inc.
 (a)...............................       2,900       147,639
Comcast Corp. Special Class A
 (a)...............................       7,300       262,800
Liberty Media Corp.
 Class A (a).......................     129,000     1,806,000
News Corp. Ltd. (The) ADR (b)......      33,200       878,472
                                                  -----------
                                                    3,094,911
                                                  -----------
COMMUNICATIONS--EQUIPMENT (1.5%)
Corning Inc. ......................      73,500       655,620
Lucent Technologies Inc. (a).......      38,200       240,278
                                                  -----------
                                                      895,898
                                                  -----------
COMPUTER SOFTWARE & SERVICES (2.2%)
BMC Software, Inc. (a).............      34,700       568,039
Computer Associates International,
 Inc. .............................      21,800       751,882
                                                  -----------
                                                    1,319,921
                                                  -----------
COMPUTER SYSTEMS (1.2%)
Compaq Computer Corp. .............      11,300       110,288
International Business Machines
 Corp. ............................       5,200       628,992
                                                  -----------
                                                      739,280
                                                  -----------
COSMETICS/PERSONAL CARE (0.5%)
Gillette Co. (The).................       9,200       307,280
                                                  -----------



                                     SHARES          VALUE
                                     ------------------------
ELECTRIC POWER COMPANIES (4.5%)
Edison International (a)...........      20,500   $   309,550
Exelon Corp. ......................      10,000       478,800
PG&E Corp. (a).....................      67,400     1,296,776
Southern Co. (The).................       9,000       228,150
Xcel Energy Inc. ..................      11,900       330,106
                                                  -----------
                                                    2,643,382
                                                  -----------
ELECTRICAL EQUIPMENT (2.7%)
Emerson Electric Co. ..............      10,000       571,000
Philips Electronics NV.............      20,600       599,666
Solectron Corp. (a)................      36,300       409,464
                                                  -----------
                                                    1,580,130
                                                  -----------
ELECTRONICS--COMPONENTS (0.7%)
Sony Corp. ADR (b).................       9,800       441,980
                                                  -----------
ELECTRONICS--SEMICONDUCTORS (2.5%)
Micron Technology, Inc. (a)........      13,000       403,000
Motorola, Inc. ....................      71,800     1,078,436
                                                  -----------
                                                    1,481,436
                                                  -----------
ENTERTAINMENT (1.3%)
Viacom Inc. Class B (a)............       6,800       300,220
Walt Disney Co. (The)..............      23,300       482,776
                                                  -----------
                                                      782,996
                                                  -----------
FINANCE (15.2%)
American Express Co. ..............      26,100       931,509
Citigroup Inc. ....................      54,546     2,753,482
Fannie Mae.........................      23,400     1,860,300
Freddie Mac........................      11,600       758,640
MBNA Corp. ........................      14,100       496,320
MetLife, Inc. .....................      26,300       833,184
Morgan Stanley Dean Witter &
 Co. ..............................      15,800       883,852
USA Education, Inc. ...............       5,900       495,718
                                                  -----------
                                                    9,013,005
                                                  -----------
GOLD & PRECIOUS METALS MINING (0.1%)
Fording Inc. ......................       2,390        42,709
                                                  -----------
HEALTH CARE--DRUGS (4.1%)
King Pharmaceuticals, Inc. (a).....       6,400       269,632
Merck & Co., Inc. .................      12,500       735,000
Pharmacia Corp. ...................      12,800       545,920
Schering-Plough Corp. .............      23,700       848,697
                                                  -----------
                                                    2,399,249
                                                  -----------
HEALTH CARE--HMOs (0.8%)
Humana Inc. (a)....................      13,000       153,270
WellPoint Health Networks Inc.
 (a)...............................       2,800       327,180
                                                  -----------
                                                      480,450
                                                  -----------
HEALTH CARE--MEDICAL PRODUCTS (2.0%)
Baxter International Inc. .........       4,600       246,698
Guidant Corp. (a)..................      15,000       747,000
Henry Schein, Inc. (a).............       5,800       214,774
                                                  -----------
                                                    1,208,472
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                     SHARES          VALUE
                                     ------------------------
HEALTH CARE--MISCELLANEOUS (2.1%)
American Home Products Corp. ......       3,400   $   208,624
Bristol-Myers Squibb Co. ..........       5,300       270,300
HCA, Inc. .........................      12,900       497,166
Oxford Health Plans, Inc. (a)......       9,300       280,302
                                                  -----------
                                                    1,256,392
                                                  -----------
HOUSEHOLD PRODUCTS (2.0%)
Procter & Gamble Co. (The).........      15,000     1,186,950
                                                  -----------
HOUSEWARES (0.5%)
Newell Rubbermaid Inc. ............      10,400       286,728
                                                  -----------
INSURANCE (4.7%)
Allstate Corp. (The)...............      18,300       616,710
American International Group,
 Inc. .............................      19,758     1,568,785
Chubb Corp. (The)..................       8,400       579,600
                                                  -----------
                                                    2,765,095
                                                  -----------
INVESTMENT BANK/BROKERAGE (1.7%)
Goldman Sachs Group, Inc. (The)....      10,600       983,150
                                                  -----------
MACHINERY (0.2%)
Deere & Co. .......................       3,000       130,980
                                                  -----------
MANUFACTURING (4.6%)
Honeywell International Inc. ......      17,900       605,378
Minnesota Mining & Manufacturing
 Co. ..............................       4,800       567,408
Tyco International Ltd. ...........      26,200     1,543,180
                                                  -----------
                                                    2,715,966
                                                  -----------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.2%)
El Paso Corp. .....................       2,155        96,135
                                                  -----------
OFFICE EQUIPMENT & SUPPLIES (1.5%)
Xerox Corp. .......................      83,100       865,902
                                                  -----------
OIL & GAS SERVICES (2.1%)
Anadarko Petroleum Corp. ..........       5,000       284,250
BJ Services Co. (a)................       6,800       220,660
GlobalSantaFe Corp. ...............       4,300       122,636
Ocean Energy, Inc. ................      31,800       610,560
                                                  -----------
                                                    1,238,106
                                                  -----------
OIL--INTEGRATED DOMESTIC (0.9%)
Conoco Inc.........................      18,966       536,738
                                                  -----------
OIL--INTEGRATED INTERNATIONAL (4.9%)
Exxon Mobil Corp. .................      63,282     2,486,983
PanCanadian Energy Corp. ..........      15,649       406,874
                                                  -----------
                                                    2,893,857
                                                  -----------
PAPER & FOREST PRODUCTS (1.5%)
Boise Cascade Corp. ...............       7,400       251,674
International Paper Co. ...........      12,500       504,375
Weyerhaeuser Co. ..................       2,700       146,016
                                                  -----------
                                                      902,065
                                                  -----------

                                     SHARES          VALUE
                                     ------------------------
PERSONAL LOANS (0.8%)
Countrywide Credit Industries,
 Inc. .............................       6,600   $   270,402
Household International, Inc. .....       3,900       225,966
                                                  -----------
                                                      496,368
                                                  -----------
RAILROADS (0.8%)
Canadian Pacific Railway Ltd. .....      11,500       224,250
Union Pacific Corp. ...............       4,600       262,200
                                                  -----------
                                                      486,450
                                                  -----------
RESTAURANTS (0.5%)
McDonald's Corp. ..................      12,100       320,287
                                                  -----------
RETAIL (5.9%)
Abercrombie & Fitch Co.
 Class A (a).......................      20,100       533,253
Costco Wholesale Corp. (a).........       6,800       301,784
Federated Department Stores, Inc.
 (The) (a).........................      14,400       588,960
May Department Stores Co. (The)....       9,700       358,706
RadioShack Corp. ..................       5,100       153,510
Sears, Roebuck and Co. ............      17,300       824,172
Target Corp. ......................      11,700       480,285
Winn-Dixie Stores, Inc. ...........      17,900       255,075
                                                  -----------
                                                    3,495,745
                                                  -----------
SPECIALIZED SERVICES (0.7%)
Cendant Corp. (a)..................      19,600       384,356
                                                  -----------
TELECOMMUNICATIONS (3.0%)
AT&T Corp. ........................      34,688       629,240
Nextel Communications, Inc.
 Class A (a).......................      54,200       594,032
Sprint Corp. (FON Group)...........       5,600       112,448
WorldCom, Inc.-WorldCom Group
 (a)...............................      30,350       427,328
                                                  -----------
                                                    1,763,048
                                                  -----------
TELEPHONE (3.6%)
SBC Communications Inc. ...........      24,465       958,294
Verizon Communications Inc. .......      25,282     1,199,884
                                                  -----------
                                                    2,158,178
                                                  -----------
TEXTILES (0.6%)
Liz Claiborne, Inc. ...............       7,000       348,250
                                                  -----------
TOBACCO (0.4%)
UST Inc. ..........................       5,900       206,500
                                                  -----------
TRANSPORTATION (0.1%)
CP Ships Ltd. (a)..................       3,600        39,096
                                                  -----------
Total Common Stocks (Cost
 $57,532,949)......................                58,085,489
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

SHORT-TERM INVESTMENT (2.2%)
                                      PRINCIPAL
                                         AMOUNT         VALUE
                                     ---------------------
FEDERAL AGENCY (2.2%)
Federal Home Loan Bank
 1.47%, due 1/2/02.................  $1,293,000   $ 1,292,947
                                                  -----------
Total Short-Term Investment (Cost
 $1,292,947).......................                 1,292,947
                                                  -----------
Total Investments (Cost
 $58,825,896) (c)..................       100.3%   59,378,436(d)
Liabilities in Excess of Cash and
 Other Assets......................        (0.3)     (158,062)
                                     ----------   -----------
Net Assets.........................       100.0%  $59,220,374
                                     ==========   ===========

------------
(a)  Non-income producing security.
(b) ADR-American Depositary Receipt.
(c)  The cost for federal income tax purposes is $59,054,179.
(d) At December 31, 2001 net unrealized appreciation was $324,257, based on the cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $4,066,396 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,742,139.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $58,825,896)...........   $59,378,436
Cash......................................        10,782
Receivables:
  Fund shares sold........................       100,479
  Dividends and interest..................        40,397
Unamortized organization expense..........         5,676
                                             -----------
        Total assets......................    59,535,770
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........       223,034
  Adviser.................................        29,372
  Professional............................        22,873
  Fund shares redeemed....................        13,807
  Administrator...........................         9,791
  Custodian...............................         3,691
Accrued expenses..........................        12,828
                                             -----------
        Total liabilities.................       315,396
                                             -----------
Net assets applicable to outstanding
  shares..................................   $59,220,374
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    56,635
Additional paid-in capital................    58,940,667
Accumulated undistributed net investment
  income..................................         5,079
Accumulated net realized loss on
  investments.............................      (334,547)
Net unrealized appreciation on
  investments.............................       552,540
                                             -----------
Net assets applicable to outstanding
  shares..................................   $59,220,374
                                             ===========
Shares of capital stock outstanding.......     5,663,470
                                             ===========
Net asset value per share outstanding.....   $     10.46
                                             ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $   830,319
  Interest................................        78,623
                                             -----------
        Total income......................       908,942
                                             -----------
Expenses:
  Advisory................................       303,800
  Administration..........................       101,267
  Professional............................        30,554
  Shareholder communication...............        22,214
  Custodian...............................        19,650
  Portfolio pricing.......................         5,994
  Amortization of organization expense....         4,281
  Directors...............................         1,786
  Miscellaneous...........................        12,505
                                             -----------
        Total expenses....................       502,051
                                             -----------
Net investment income.....................       406,891
                                             -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain on investments..........       526,620
Net change in unrealized appreciation on
  investments.............................    (2,951,295)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (2,424,675)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(2,017,784)
                                             ===========

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $166.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                 2001          2000
                                                              -----------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $   406,891   $   284,627
  Net realized gain on investments..........................      526,620     2,238,771
  Net change in unrealized appreciation on investments......   (2,951,295)      187,076
                                                              -----------   -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (2,017,784)    2,710,474
                                                              -----------   -----------
Dividends and distributions to shareholders:
  From net investment income................................     (406,093)     (291,978)
  From net realized gain on investments.....................   (1,298,833)     (728,989)
                                                              -----------   -----------
    Total dividends and distributions to shareholders.......   (1,704,926)   (1,020,967)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   19,705,315    14,965,675
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    1,704,926     1,020,967
                                                              -----------   -----------
                                                               21,410,241    15,986,642
  Cost of shares redeemed...................................   (3,745,154)   (3,006,227)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................   17,665,087    12,980,415
                                                              -----------   -----------
Net increase in net assets..................................   13,942,377    14,669,922
NET ASSETS:
Beginning of year...........................................   45,277,997    30,608,075
                                                              -----------   -----------
End of year.................................................  $59,220,374   $45,277,997
                                                              ===========   ===========
Accumulated undistributed net investment income at end of
  year......................................................  $     5,079   $        --
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                    MAY 1,
                                                                                                   1998 (a)
                                                                                                   THROUGH
                                                             YEAR ENDED DECEMBER 31              DECEMBER 31,
                                                       2001            2000           1999           1998
                                                   ----------------------------------------------------------
Net asset value at beginning of period...........    $ 11.29         $ 10.84        $ 10.23        $ 10.00
                                                     -------         -------        -------        -------
Net investment income............................       0.07            0.07           0.08           0.05
Net realized and unrealized gain (loss) on
  investments....................................      (0.56)           0.64           0.61           0.23
                                                     -------         -------        -------        -------
Total from investment operations.................      (0.49)           0.71           0.69           0.28
                                                     -------         -------        -------        -------
Less dividends and distributions:
  From net investment income.....................      (0.07)          (0.07)         (0.08)         (0.05)
  From net realized gain on investments..........      (0.27)          (0.19)            --             --
                                                     -------         -------        -------        -------
Total dividends and distributions................      (0.34)          (0.26)         (0.08)         (0.05)
                                                     -------         -------        -------        -------
Net asset value at end of period.................    $ 10.46         $ 11.29        $ 10.84        $ 10.23
                                                     =======         =======        =======        =======
Total investment return..........................      (4.51%)          6.59%          6.73%          2.83%(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income..........................       0.80%           0.78%          0.90%          1.02%+
  Net expenses...................................       0.99%           1.01%          0.95%          0.95%+
  Expenses (before reimbursement)................       0.99%           1.01%          1.00%          1.39%+
Portfolio turnover rate..........................         74%            159%           121%            98%
Net assets at end of period (in 000's)...........    $59,220         $45,278        $30,608        $18,918

------------
(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +  Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001


COMMON STOCKS (99.2%)+
                                     SHARES         VALUE
                                   -----------------------
BEVERAGES (3.4%)
Anheuser-Busch Cos., Inc.........       99,600   $  4,502,916
Coca-Cola Co. (The)..............       34,150      1,610,173
                                                 ------------
                                                    6,113,089
                                                 ------------
BROADCAST/MEDIA (7.0%)
Clear Channel Communications,
 Inc. (a)........................       45,450      2,313,860
Comcast Corp. Special Class A
 (a).............................      117,750      4,239,000
Cox Communications, Inc. Class A
 (a).............................       73,650      3,086,671
Liberty Media Corp. (a)..........      211,650      2,963,100
                                                 ------------
                                                   12,602,631
                                                 ------------
CABLE TV (1.1%)
Adelphia Communications Corp.
 Class A (a).....................       60,100      1,873,918
                                                 ------------
COMMUNICATIONS--EQUIPMENT (3.8%)
ADC Telecommunications, Inc.
 (a).............................      130,950        602,370
Cisco Systems, Inc. (a)..........      297,600      5,389,536
QUALCOMM Inc. (a)................       17,000        858,500
                                                 ------------
                                                    6,850,406
                                                 ------------
COMPUTER SOFTWARE & SERVICES (9.2%)
Intuit Inc. (a)..................       28,050      1,199,418
Microsoft Corp. (a)..............      201,450     13,350,091
VERITAS Software Corp. (a).......       46,200      2,070,684
                                                 ------------
                                                   16,620,193
                                                 ------------
COMPUTER SYSTEMS (2.9%)
Brocade Communications Systems
 (a).............................        3,500        115,920
Compaq Computer Corp.............      208,600      2,035,936
Dell Computer Corp. (a)..........       65,400      1,777,572
EMC Corp. (a)....................       72,300        971,712
Sun Microsystems, Inc. (a).......       27,150        335,031
                                                 ------------
                                                    5,236,171
                                                 ------------
ELECTRICAL EQUIPMENT (3.2%)
General Electric Co..............      112,550      4,511,004
Sanmina Corp. (a)................       64,000      1,273,600
                                                 ------------
                                                    5,784,604
                                                 ------------
ELECTRONICS--COMPONENTS (1.1%)
Flextronics International Ltd.
 (a).............................       27,100        650,129
Gemstar-TV Guide International,
 Inc. (a)........................       50,350      1,394,695
                                                 ------------
                                                    2,044,824
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (11.3%)
Altera Corp. (a).................       59,800      1,268,956
Broadcom Corp. Class A (a).......       72,700      2,979,246
Intel Corp.......................      159,650      5,020,993
LSI Logic Corp. (a)..............       88,300      1,393,374
Micron Technology, Inc. (a)......       65,800      2,039,800
National Semiconductor Corp.
 (a).............................       43,550      1,340,904

                                     SHARES         VALUE
                                   --------------------------
ELECTRONICS--SEMICONDUCTORS (Continued)
Taiwan Semiconductor
 Manufacturing Co. Ltd. ADR
 (a)(b)..........................       74,100   $  1,272,297
Teradyne, Inc. (a)...............       66,900      2,016,366
Texas Instruments Inc............       86,650      2,426,200
United Microelectronics Corp. ADR
 (a)(b)..........................       70,350        675,360
                                                 ------------
                                                   20,433,496
                                                 ------------
ENTERTAINMENT (3.1%)
AOL Time Warner Inc. (a).........       72,000      2,311,200
Viacom, Inc. Class B (a).........       61,700      2,724,055
Walt Disney Co. (The)............       30,200        625,744
                                                 ------------
                                                    5,660,999
                                                 ------------
FINANCE (8.0%)
American Express Co..............       43,700      1,559,653
Citigroup Inc....................      116,883      5,900,254
Freddie Mac......................      107,300      7,017,420
                                                 ------------
                                                   14,477,327
                                                 ------------
HEALTH CARE--DRUGS (10.8%)
Biovail Corp. (a)................       10,400        585,000
Forest Laboratories, Inc. (a)....       12,400      1,016,180
Lilly (Eli) & Co.................        9,600        753,984
Merck & Co., Inc.................       95,900      5,638,920
Pfizer Inc.......................      165,950      6,613,107
Pharmacia Corp...................      114,100      4,866,365
                                                 ------------
                                                   19,473,556
                                                 ------------
HEALTH CARE--MEDICAL PRODUCTS (2.6%)
Applera Corp.-Applied
 Biosystems Group................       11,600        455,532
Baxter International Inc.........       29,700      1,592,811
Medtronic, Inc...................       50,800      2,601,468
                                                 ------------
                                                    4,649,811
                                                 ------------
HEALTH CARE--MISCELLANEOUS (7.2%)
Abbott Laboratories..............       25,050      1,396,538
American Home Products Corp......       54,200      3,325,712
Amgen, Inc. (a)..................       25,600      1,444,864
Bristol-Myers Squibb Co..........       71,250      3,633,750
Johnson & Johnson................       54,250      3,206,175
                                                 ------------
                                                   13,007,039
                                                 ------------
HOTEL/MOTEL (0.9%)
Harrah's Entertainment, Inc.
 (a).............................       44,100      1,632,141
                                                 ------------
HOUSEHOLD PRODUCTS (0.7%)
Procter & Gamble Company (The)...       15,900      1,258,167
                                                 ------------
INSURANCE (2.7%)
American International Group,
 Inc.............................       45,112      3,581,893
Aon Corp.........................       37,100      1,317,792
                                                 ------------
                                                    4,899,685
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

COMMON STOCKS (CONTINUED)

                                      SHARES        VALUE
                                   --------------------------
INTERNET SOFTWARE & SERVICES (0.5%)
VeriSign, Inc. (a)...............       23,850   $    907,254
                                                 ------------
INVESTMENT BANK/BROKERAGE (3.4%)
Goldman Sachs Group, Inc.
 (The)...........................       29,900      2,773,225
Lehman Brothers Holdings Inc.....       50,050      3,343,340
                                                 ------------
                                                    6,116,565
                                                 ------------
OIL--INTEGRATED INTERNATIONAL (1.2%)
Exxon Mobil Corp.................       54,500      2,141,850
                                                 ------------
PUBLISHING (1.1%)
Gannett Co., Inc.................       28,100      1,889,163
                                                 ------------
RETAIL (10.2%)
Costco Wholesale Corp. (a).......       39,250      1,462,321
Home Depot, Inc. (The)...........      111,050      5,664,661
Kroger Co. (The) (a).............      124,600      2,600,402
Limited, Inc. (The)..............       66,450        978,144
Lowe's Cos., Inc.................       34,000      1,577,940
Wal-Mart Stores, Inc.............      106,450      6,126,197
                                                 ------------
                                                   18,409,665
                                                 ------------
TOBACCO (1.7%)
Philip Morris Cos., Inc..........       67,600      3,099,460
                                                 ------------
TRANSPORTATION (2.1%)
United Parcel Service, Inc. Class
 B...............................       69,400      3,782,300
                                                 ------------
Total Common Stocks
 (Cost $176,450,222).............                 178,964,314
                                                 ------------

SHORT-TERM
INVESTMENT (0.9%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
TIME DEPOSIT (0.9%)
Bank of New York Cayman
 1.50%, due 1/2/02...............   $1,679,000   $  1,679,000
                                                 ------------
Total Short-Term Investment
 (Cost $1,679,000)...............                   1,679,000
                                                 ------------
Total Investments
 (Cost $178,129,222) (c).........        100.1%   180,643,314(d)
Liabilities in Excess of
 Cash and Other Assets...........         (0.1)      (195,824)
                                   -----------   ------------
Net Assets.......................        100.0%  $180,447,490
                                   ===========   ============

------------
(a) Non-income producing security.
(b) ADR -- American Depositary Receipt.
(c) The cost for federal income tax purposes is $186,854,915.
(d) At December 31, 2001 net unrealized depreciation was $6,211,601, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $4,150,151 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,361,752.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $178,129,222).........   $180,643,314
Cash.....................................          7,401
Receivables:
  Fund shares sold.......................        212,845
  Dividends and interest.................        150,261
                                            ------------
        Total assets.....................    181,013,821
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........        391,578
  Adviser................................         76,835
  Administrator..........................         30,734
  Shareholder communication..............         29,309
  Custodian..............................          4,976
Accrued expenses.........................         32,899
                                            ------------
        Total liabilities................        566,331
                                            ------------
Net assets applicable to outstanding
  shares.................................   $180,447,490
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    145,435
Additional paid-in capital...............    263,128,765
Accumulated net realized loss on
  investments............................    (85,340,802)
Net unrealized appreciation on
  investments............................      2,514,092
                                            ------------
Net assets applicable to outstanding
  shares.................................   $180,447,490
                                            ============
Shares of capital stock outstanding......     14,543,545
                                            ============
Net asset value per share outstanding....   $      12.41
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:
Income:
  Dividends..............................   $  1,164,883
  Interest...............................        135,810
                                            ------------
        Total income.....................      1,300,693
                                            ------------
Expenses:
  Advisory...............................        930,827
  Administration.........................        372,331
  Shareholder communication..............         80,440
  Professional...........................         41,569
  Custodian..............................         31,622
  Directors..............................          6,693
  Amortization of organization expense...             55
  Miscellaneous..........................         21,379
                                            ------------
        Total expenses...................      1,484,916
                                            ------------
Net investment loss......................       (184,223)
                                            ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized loss on investments.........    (62,438,109)
Net change in unrealized appreciation on
  investments............................     24,494,642
                                            ------------
Net realized and unrealized loss on
  investments............................    (37,943,467)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(38,127,690)
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                  2001           2000
                                                              -------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment loss.......................................  $   (184,223)  $   (340,495)
  Net realized loss on investments..........................   (62,438,109)    (8,148,406)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................    24,494,642    (35,207,794)
                                                              ------------   ------------
  Net decrease in net assets resulting from operations......   (38,127,690)   (43,696,695)
                                                              ------------   ------------
Distributions to shareholders:
  From net realized gain on investments.....................            --    (21,187,087)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    45,889,767    232,537,709
  Net asset value of shares issued to shareholders in
    reinvestment of distributions...........................            --     21,187,087
                                                              ------------   ------------
                                                                45,889,767    253,724,796
  Cost of shares redeemed...................................   (45,505,071)   (35,739,280)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................       384,696    217,985,516
                                                              ------------   ------------
Net increase (decrease) in net assets.......................   (37,742,994)   153,101,734
NET ASSETS:
Beginning of year...........................................   218,190,484     65,088,750
                                                              ------------   ------------
End of year.................................................  $180,447,490   $218,190,484
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                    MAY 1,
                                                                                                   1998 (a)
                                                                                                   THROUGH
                                                             YEAR ENDED DECEMBER 31              DECEMBER 31,
                                                      2001            2000            1999           1998
                                                  -----------------------------------------------------------
Net asset value at beginning of period..........    $  14.87        $  18.55        $ 11.78        $ 10.00
                                                    --------        --------        -------        -------
Net investment income (loss)....................       (0.01)(b)       (0.02)(b)      (0.01)(b)       0.01
Net realized and unrealized gain (loss) on
  investments...................................       (2.45)          (1.69)          7.71           1.78
                                                    --------        --------        -------        -------
Total from investment operations................       (2.46)          (1.71)          7.70           1.79
                                                    --------        --------        -------        -------
Less dividends and distributions:
  From net investment income....................          --              --          (0.00)(c)      (0.01)
  From net realized gain on investments.........          --           (1.97)         (0.93)            --
                                                    --------        --------        -------        -------
Total dividends and distributions...............          --           (1.97)         (0.93)         (0.01)
                                                    --------        --------        -------        -------
Net asset value at end of period................    $  12.41        $  14.87        $ 18.55        $ 11.78
                                                    ========        ========        =======        =======
Total investment return.........................      (16.56%)         (9.97%)        65.50%        17.85%(d)
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income (loss)..................       (0.10%)         (0.19%)        (0.04%)         0.11%+
  Net expenses..................................        0.80%           0.80%          0.85%          0.85%+
  Expenses (before reimbursement)...............        0.80%           0.80%          0.87%          1.28%+
Portfolio turnover rate.........................         172%            363%           203%            31%
Net assets at end of period (in 000's)..........    $180,447        $218,190        $65,089        $18,467

------------
(a)  Commencement of Operations.
(b) Per share data based on average shares outstanding during the period.
(c)  Less than one cent per share.
(d)  Total return is not annualized.
 +  Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001


COMMON STOCKS (94.5%)+
                                       SHARES        VALUE
                                     ---------------------
ADVERTISING & MARKETING SERVICES (1.4%)
Acxiom Corp. (a)...................      16,800   $   293,496
Metris Cos. Inc. ..................       6,000       154,260
                                                  -----------
                                                      447,756
                                                  -----------
AEROSPACE/DEFENSE (0.1%)
DRS Technologies, Inc. (a).........         900        32,085
                                                  -----------
AIR FREIGHT (0.3%)
EGL, Inc. (a)......................       6,300        87,885
                                                  -----------
AIRLINES (1.8%)
Frontier Airlines, Inc. (a)........      15,200       258,400
SkyWest, Inc. .....................      12,400       315,580
                                                  -----------
                                                      573,980
                                                  -----------
BANKS (0.4%)
Silicon Valley Bancshares (a)......       4,800       128,304
                                                  -----------
BIOTECHNOLOGY (3.4%)
Bio-Rad Laboratories, Inc. Class A
 (a)...............................         600        37,980
Bio-Technology General Corp. (a)...      16,900       139,087
Collateral Therapeutics, Inc.
 (a)...............................       3,800        23,788
COR Therapeutics, Inc. (a).........       7,500       179,475
Corixa Corp. (a)...................      14,400       217,008
Medicines Co. (The) (a)............       4,300        49,837
Scios Inc. (a).....................       5,200       123,604
Seattle Genetics, Inc. (a).........       4,600        26,220
Techne Corp. (a)...................       6,800       250,580
                                                  -----------
                                                    1,047,579
                                                  -----------
BROADCAST/MEDIA (0.3%)
Regent Communications, Inc. (a)....      15,500       104,625
                                                  -----------
BUSINESS & PUBLIC SERVICES (0.2%)
Riverdeep Group PLC ADR (a)(b).....       4,000        67,240
                                                  -----------
CHEMICALS (1.5%)
Albany Molecular Research, Inc.
 (a)...............................       9,200       243,708
OM Group, Inc. ....................       3,600       238,284
                                                  -----------
                                                      481,992
                                                  -----------
COMMERCIAL & CONSUMER SERVICES (5.3%)
Corinthian Colleges, Inc. (a)......       4,100       167,649
Education Management Corp. (a).....       3,400       123,250
G&K Services, Inc. Class A.........      14,200       458,660
Iron Mountain Inc. (a).............      11,700       512,460
ITT Educational Services, Inc.
 (a)...............................       3,700       136,419
Management Network Group, Inc.
 (The) (a).........................       4,100        28,290
Pegasus Solutions, Inc. (a)........       8,300       117,860
Sylvan Learning Systems, Inc.
 (a)...............................       5,000       110,350
                                                  -----------
                                                    1,654,938
                                                  -----------

                                        SHARES        VALUE
                                     ------------------------
COMMUNICATIONS--EQUIPMENT (1.8%)
Cable Design Technologies Corp.
 (a)...............................      13,450   $   183,996
CellStar Corp. (a).................      41,400        34,776
EMS Technologies, Inc. (a).........       3,020        48,562
Plantronics, Inc. (a)..............      11,100       284,604
                                                  -----------
                                                      551,938
                                                  -----------
COMPUTER SOFTWARE & SERVICES (7.1%)
Advanced Digital Information Corp.
 (a)...............................      30,100       482,804
Aware, Inc. (a)....................       3,300        27,390
BSQUARE Corp. (a)..................       5,600        23,352
EXE Technologies, Inc. (a).........       6,900        35,121
Manhattan Associates, Inc. (a).....       1,800        52,470
Numerical Technologies, Inc. (a)...       4,000       140,800
Open Text Corp. (a)................       3,300        97,548
Phoenix Technologies Ltd. (a)......       8,500        98,940
RadiSys Corp. (a)..................      15,950       313,577
RSA Security Inc. (a)..............       6,800       118,728
Saba Software, Inc. (a)............      12,300        64,206
SmartForce Public Ltd. Co. ADR
 (a)(b)............................       6,000       148,500
S1 Corp. (a).......................      22,300       360,814
THQ Inc. (a).......................         100         4,847
Tier Technologies, Inc. Class B
 (a)...............................       3,900        84,084
Verity, Inc. (a)...................       3,600        72,900
Virage, Inc. (a)...................       3,200        10,592
WatchGuard Technologies, Inc.
 (a)...............................      13,400        87,234
                                                  -----------
                                                    2,223,907
                                                  -----------
COMPUTER SYSTEMS (1.8%)
Cabot Microelectronics Corp. (a)...         800        63,400
Cray Inc. (a)......................      31,500        58,905
Drexler Technology Corp. (a).......       1,300        30,901
InFocus Corp. (a)..................       5,400       118,908
Intergraph Corp. (a)...............      15,000       206,100
Silicon Storage Technology, Inc.
 (a)...............................       9,400        90,616
                                                  -----------
                                                      568,830
                                                  -----------
COMPUTERS--NETWORKING (0.2%)
Lantronix, Inc. (a)................       7,400        46,768
                                                  -----------
COMPUTERS--PERIPHERALS (0.9%)
MICROS Systems, Inc. (a)...........       5,500       138,050
Read-Rite Corp. (a)................      23,800       157,318
                                                  -----------
                                                      295,368
                                                  -----------
CONSTRUCTION & HOUSING (0.4%)
Beazer Homes USA, Inc. (a).........       1,900       139,023
                                                  -----------
COSMETICS/PERSONAL CARE (0.7%)
Steiner Leisure Ltd. (a)...........      10,400       221,000
                                                  -----------
DATA PROCESSING SERVICES (1.8%)
Documentum, Inc. (a)...............      12,000       260,640
eFunds Corp. (a)...................       9,100       125,125
NDCHealth Corp. ...................       4,900       169,295
                                                  -----------
                                                      555,060
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

COMMON STOCKS (CONTINUED)
                                        SHARES        VALUE
                                     ------------------------
EDUCATION (1.0%)
Career Education Corp. (a).........       7,300   $   250,244
Edison Schools Inc. (a)............       3,900        76,635
                                                  -----------
                                                      326,879
                                                  -----------
ELECTRICAL EQUIPMENT (0.8%)
FuelCell Energy, Inc. (a)..........         800        14,512
SLI, Inc. .........................      17,600        45,936
Technitrol, Inc. ..................       6,900       190,578
                                                  -----------
                                                      251,026
                                                  -----------
ELECTRONICS--COMPONENTS (0.7%)
Interlink Electronics, Inc. (a)....       1,700         7,361
Microtune, Inc. (a)................       2,600        60,996
Rudolph Technologies, Inc. (a).....       2,700        92,664
Universal Electronics, Inc. (a)....       3,000        51,630
                                                  -----------
                                                      212,651
                                                  -----------
ELECTRONICS--DEFENSE (0.3%)
Mercury Computer Systems, Inc.
 (a)...............................       2,100        82,131
                                                  -----------
ELECTRONICS--INSTRUMENTATION (4.0%)
Analogic Corp. ....................       5,300       204,103
AstroPower, Inc. (a)...............       2,800       113,204
Coherent, Inc. (a).................      15,300       473,076
FLIR Systems, Inc. (a).............       2,900       109,968
LeCroy Corp. (a)...................       2,800        50,960
Molecular Devices Corp. (a)........       6,000       125,220
SonoSite, Inc. (a).................       6,200       159,278
                                                  -----------
                                                    1,235,809
                                                  -----------
ELECTRONICS--SEMICONDUCTORS (1.4%)
AXT, Inc. (a)......................       6,000        86,580
Fairchild Semiconductor
 International, Inc. Class A (a)...       5,000       141,000
Multilink Technology Corp. (a).....       2,400        15,552
Oak Technology, Inc. (a)...........      13,600       187,000
                                                  -----------
                                                      430,132
                                                  -----------
EMPLOYMENT SERVICES (0.7%)
Labor Ready, Inc. (a)..............       7,150        36,536
On Assignment, Inc. (a)............       7,900       181,463
                                                  -----------
                                                      217,999
                                                  -----------
FACILITIES & ENVIRONMENTAL SERVICES (0.5%)
Tetra Tech, Inc. (a)...............       7,125       141,859
                                                  -----------
FINANCE (1.8%)
CompuCredit Corp. (a)..............      12,500       147,000
Federal Agricultural Mortgage Corp.
 Class C (a).......................       2,600       105,300
IndyMac Bancorp, Inc. (a)..........       4,700       109,886
NCO Group, Inc. (a)................       8,700       199,230
                                                  -----------
                                                      561,416
                                                  -----------
FOOD & HEALTH CARE DISTRIBUTORS (1.0%)
Performance Food Group Co. (a).....       7,000       246,190
United Natural Foods, Inc. (a).....       3,000        75,000
                                                  -----------
                                                      321,190
                                                  -----------


                                        SHARES        VALUE
                                     ------------------------
GOLD & PRECIOUS METALS MINING (1.2%)
Stillwater Mining Co. (a)..........      20,550   $   380,175
                                                  -----------
HEALTH CARE--DRUGS (7.7%)
Alpharma Inc. Class A..............       6,800       179,860
Barr Laboratories, Inc. (a)........       3,950       313,472
Bradley Pharmaceuticals, Inc.
 (a)...............................       3,700        76,775
Cell Therapeutics, Inc. (a)........       5,800       140,012
Endo Pharmaceuticals Holdings Inc.
 (a)...............................      13,900       162,213
Galen Holdings PLC ADR (b).........       1,900        78,280
ILEX Oncology, Inc. (a)............       6,000       162,240
KV Pharmaceutical Co. Class A
 (a)...............................       6,800       200,600
Ligand Pharmaceuticals Inc. Class B
 (a)...............................      10,800       193,320
Medicis Pharmaceutical Corp. Class
 A (a).............................       3,800       245,442
Noven Pharmaceuticals, Inc. (a)....       9,200       163,300
QLT Inc. (a).......................       3,800        96,558
SICOR Inc. (a).....................      18,300       286,944
SuperGen, Inc. (a).................       8,500       121,720
                                                  -----------
                                                    2,420,736
                                                  -----------
HEALTH CARE--HMOs (1.0%)
Centene Corp. (a)..................       4,500        98,775
Mid Atlantic Medical Services, Inc.
 (a)...............................      10,000       227,000
                                                  -----------
                                                      325,775
                                                  -----------
HEALTH CARE--MEDICAL PRODUCTS (3.3%)
ATS Medical, Inc. (a)..............      18,500        98,050
Charles River Laboratories
 International, Inc. (a)...........       1,400        46,872
Diagnostic Products Corp. .........       3,000       131,850
Novoste Corp. (a)..................      13,200       115,368
Ocular Sciences, Inc. (a)..........       5,900       137,470
Orthofix International N.V. (a)....      10,100       374,735
Radiance Medical Systems, Inc.
 (a)...............................       7,800        12,636
Theragenics Corp. (a)..............      10,600       104,516
                                                  -----------
                                                    1,021,497
                                                  -----------
HEALTH CARE--MISCELLANEOUS (7.0%)
AdvancePCS (a).....................       5,900       173,165
First Consulting Group, Inc. (a)...       7,400       114,700
Hanger Orthopedic Group, Inc.
 (a)...............................      11,600        69,600
Hooper Holmes, Inc. ...............      31,400       281,030
LifePoint Hospitals, Inc. (a)......       5,900       200,836
Matria Healthcare, Inc. (a)........       7,225       250,202
Northwest Biotherapeutics, Inc.
 (a)...............................       3,000        15,000
Pharmaceutical Product Development,
 Inc. (a)..........................       9,700       313,407
Province Healthcare Co. (a)........       9,000       277,740
Quintiles Transnational Corp.
 (a)...............................       7,000       112,560
Renal Care Group, Inc. (a).........       8,600       276,060
Res-Care, Inc. (a).................       6,100        53,985
SangStat Medical Corp. (a).........       3,200        62,848
                                                  -----------
                                                    2,201,133
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                         SHARES       VALUE
                                     ------------------------
HOMEBUILDING (2.6%)
Crossman Communities, Inc. ........       8,600   $   283,800
M.D.C. Holdings, Inc. .............       6,589       248,998
Pulte Homes, Inc. .................       1,700        75,939
Standard Pacific Corp. ............       8,200       199,424
                                                  -----------
                                                      808,161
                                                  -----------
INTERNET SOFTWARE & SERVICES (1.3%)
Alloy, Inc. (a)....................       6,300       135,639
Critical Path, Inc. (a)............       6,500        17,810
CyberSource Corp. (a)..............       4,100         7,216
DoubleClick Inc. (a)...............       2,800        31,752
eCollege.com (a)...................      16,900        53,573
eMerge Interactive, Inc. Class A
 (a)...............................      70,000        93,177
RealNetworks, Inc. (a).............       5,600        33,264
SkillSoft Corp. (a)................       1,500        38,880
                                                  -----------
                                                      411,311
                                                  -----------
LEISURE TIME (0.6%)
Bally Total Fitness Holding Corp.
 (a)...............................       8,000       172,480
                                                  -----------
MACHINERY (0.7%)
Semitool, Inc. (a).................      18,600       213,528
                                                  -----------
MANUFACTURING (3.4%)
Armor Holdings, Inc. (a)...........      18,600       502,014
CTS Corp. .........................       3,200        50,880
Dionex Corp. (a)...................       2,300        58,673
Flow International Corp. (a).......       9,500       117,515
Ionics, Inc. (a)...................       1,000        30,030
Matthews International Corp. Class
 A.................................      12,000       294,960
                                                  -----------
                                                    1,054,072
                                                  -----------
METALS (0.3%)
North American Palladium, Ltd.
 (a)...............................      13,300        78,204
                                                  -----------
OIL & GAS SERVICES (5.2%)
Cal Dive International, Inc. (a)...       6,400       157,952
Core Laboratories N.V. (a).........      12,300       172,446
Evergreen Resources, Inc. (a)......       6,900       266,409
EXCO Resources, Inc. (a)...........      10,100       169,680
Patina Oil & Gas Corp. ............       4,100       112,750
Prima Energy Corp. (a).............       2,500        54,375
Remington Oil and Gas Corp. (a)....       4,700        81,310
Seitel, Inc. (a)...................      11,900       161,840
Stone Energy Corp. (a).............       2,400        94,800
Vintage Petroleum, Inc. ...........      15,100       218,195
XTO Energy Inc. ...................       8,200       143,500
                                                  -----------
                                                    1,633,257
                                                  -----------
PUBLISHING (0.6%)
Information Holdings Inc. (a)......       6,400       181,184
                                                  -----------
REAL ESTATE INVESTMENT/
 MANAGEMENT (0.7%)
Catellus Development Corp. (a).....       4,200        77,280
Healthcare Realty Trust Inc. ......       5,300       148,400
                                                  -----------
                                                      225,680
                                                  -----------

                                        SHARES        VALUE
                                     ------------------------
RESTAURANTS (1.6%)
Applebee's International, Inc. ....       4,050   $   138,510
Cheesecake Factory Inc. (The)
 (a)...............................       4,800       166,896
Jack in the Box Inc. (a)...........       7,600       209,304
                                                  -----------
                                                      514,710
                                                  -----------
RETAIL (6.4%)
American Eagle Outfitters, Inc.
 (a)...............................       3,500        91,595
Chico's FAS, Inc. (a)..............       6,000       238,200
Children's Place Retail Stores,
 Inc. (The) (a)....................       6,600       179,190
Christopher & Banks Corp. (a)......       2,700        92,475
Cost Plus, Inc. (a)................       4,925       130,513
Cutter & Buck Inc. (a).............       8,000        30,080
Electronics Boutique Holdings Corp.
 (a)...............................       2,300        91,862
Factory 2-U Stores, Inc. (a).......       2,100        42,084
Finish Line, Inc. (The) Class A
 (a)...............................       1,400        21,406
Group 1 Automotive, Inc. (a).......         800        22,808
Insight Enterprises, Inc. (a)......      13,250       325,950
Kenneth Cole Productions, Inc.
 Class A (a).......................         300         5,310
MSC Industrial Direct Co., Inc.
 Class A (a).......................      20,000       395,000
Pacific Sunwear of California, Inc.
 (a)...............................      12,650       258,313
Tarrant Apparel Group (a)..........      12,500        68,500
                                                  -----------
                                                    1,993,286
                                                  -----------
SHOES (2.5%)
Timberland Co. (The) Class A (a)...      17,600       652,608
Vans, Inc. (a).....................      10,900       138,866
                                                  -----------
                                                      791,474
                                                  -----------
SPECIALIZED SERVICES (2.3%)
Corporate Executive Board Co. (The)
 (a)...............................      11,800       433,060
Forrester Research, Inc. (a).......       6,300       126,882
Healthcare Services Group, Inc.
 (a)...............................      12,500       128,750
Student Advantage, Inc. (a)........      22,100        27,846
                                                  -----------
                                                      716,538
                                                  -----------
TECHNOLOGY (0.1%)
Metawave Communications Corp.
 (a)...............................       6,900        21,528
                                                  -----------
TELECOMMUNICATIONS (2.3%)
Comtech Telecommunications Corp.
 (a)...............................       8,400       104,160
Intrado Inc. (a)...................       1,700        45,560
Lexent Inc. (a)....................       3,600        22,500
Lightbridge, Inc. (a)..............       4,900        59,535
StockerYale, Inc. (a)..............       1,600        17,744
Talk America Holdings, Inc. (a)....      19,000         7,790
TeleTech Holdings, Inc. (a)........      30,600       438,498
West Corp. (a).....................       1,000        24,940
                                                  -----------
                                                      720,727
                                                  -----------
TELEPHONE (0.2%)
Gentner Communications Corp. (a)...       2,900        48,372
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2001

COMMON STOCKS (CONTINUED)
                                       SHARES         VALUE
                                     ------------------------
TEXTILES (1.9%)
Quiksilver, Inc. (a)...............      19,400   $   333,680
Tropical Sportswear Int'l Corp.
 (a)...............................      14,000       262,500
                                                  -----------
                                                      596,180
                                                  -----------
Total Common Stocks (Cost
 $30,572,969)......................                29,539,378
                                                  -----------
CONVERTIBLE PREFERRED STOCK (0.6%)
OIL & GAS SERVICES (0.6%)
EXCO Resources, Inc. 5.00%.........       9,900       173,349
                                                  -----------
Total Convertible Preferred Stock
 (Cost $207,900)...................                   173,349
                                                  -----------
SHORT-TERM INVESTMENT (4.3%)
                                      PRINCIPAL
                                         AMOUNT
                                     ----------
TIME DEPOSIT (4.3%)
Bank of New York Cayman
 1.50%, due 1/2/02.................  $1,328,000     1,328,000
                                                  -----------
Total Short-Term Investment (Cost
 $1,328,000).......................                 1,328,000
                                                  -----------
Total Investments (Cost
 $32,108,869) (c)..................        99.4%   31,040,727(d)
Cash and Other Assets,
 Less Liabilities..................         0.6       202,097
                                      ---------     ---------
Net Assets.........................       100.0%  $31,242,824
                                      ---------     ---------
                                      ---------     ---------

------------
(a)  Non-income producing security.
(b) ADR--American Depositary Receipt.
(c)  The cost for federal income tax purposes is $32,177,307.
(d) At December 31, 2001 net unrealized depreciation was $1,136,580, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $4,408,657 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,545,237.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS:
Investment in securities, at value
  (identified cost $32,108,869)...........   $31,040,727
Cash......................................         5,789
Receivables:
  Investment securities sold..............       476,173
  Fund shares sold........................        54,406
  Dividends and interest..................         2,180
Unamortized organization expense..........         5,676
                                             -----------
        Total assets......................    31,584,951
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........       273,179
  Professional............................        22,179
  Custodian...............................        18,409
  Adviser.................................        15,429
  Administrator...........................         5,143
  Shareholder communication...............         4,205
Accrued expenses..........................         3,583
                                             -----------
        Total liabilities.................       342,127
                                             -----------
Net assets applicable to outstanding
  shares..................................   $31,242,824
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    35,853
Additional paid-in capital................    37,282,944
Accumulated net realized loss on
  investments.............................    (5,007,831)
Net unrealized depreciation on
  investments.............................    (1,068,142)
                                             -----------
Net assets applicable to outstanding
  shares..................................   $31,242,824
                                             ===========
Shares of capital stock outstanding.......     3,585,287
                                             ===========
Net asset value per share outstanding.....   $      8.71
                                             ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:
Income:
  Dividends...............................   $    45,496
  Interest................................        29,304
                                             -----------
        Total income......................        74,800
                                             -----------
Expenses:
  Advisory................................       181,393
  Administration..........................        60,465
  Professional............................        28,808
  Custodian...............................        22,466
  Shareholder communication...............        10,568
  Portfolio pricing.......................         5,516
  Amortization of organization expense....         4,281
  Directors...............................         1,097
  Miscellaneous...........................        11,580
                                             -----------
        Total expenses....................       326,174
                                             -----------
Net investment loss.......................      (251,374)
                                             -----------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss on investments..........    (1,210,414)
Net change in unrealized appreciation on
  investments.............................    (1,337,230)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (2,547,644)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(2,799,018)
                                             ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                 2001          2000
                                                              -----------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment loss.......................................  $  (251,374)  $  (275,767)
  Net realized loss on investments..........................   (1,210,414)   (3,794,487)
  Net change in unrealized appreciation on investments......   (1,337,230)   (4,370,891)
                                                              -----------   -----------
  Net decrease in net assets resulting from operations......   (2,799,018)   (8,441,145)
                                                              -----------   -----------
Distributions to shareholders:
  From net realized gain on investments.....................           --    (1,129,645)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................    4,221,504    21,532,370
  Net asset value of shares issued to shareholders in
    reinvestment of distributions...........................           --     1,129,645
                                                              -----------   -----------
                                                                4,221,504    22,662,015
  Cost of shares redeemed...................................   (6,194,487)   (9,176,410)
                                                              -----------   -----------
  Increase (decrease) in net assets derived from capital
    share transactions......................................   (1,972,983)   13,485,605
                                                              -----------   -----------
Net increase (decrease) in net assets.......................   (4,772,001)    3,914,815
NET ASSETS:
Beginning of year...........................................   36,014,825    32,100,010
                                                              -----------   -----------
End of year.................................................  $31,242,824   $36,014,825
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                    MAY 1,
                                                                                                   1998 (a)
                                                                                                   THROUGH
                                                             YEAR ENDED DECEMBER 31              DECEMBER 31,
                                                      2001            2000            1999           1998
                                                  -----------------------------------------------------------
Net asset value at beginning of period..........    $  9.40         $ 11.94         $  9.21        $ 10.00
                                                    -------         -------         -------        -------
Net investment loss.............................      (0.07)(b)       (0.07)(b)       (0.05)(b)      (0.01)
Net realized and unrealized gain (loss) on
  investments...................................      (0.62)          (2.19)           2.81          (0.78)
                                                    -------         -------         -------        -------
Total from investment operations................      (0.69)          (2.26)           2.76          (0.79)
                                                    -------         -------         -------        -------
Less distributions:
  From net realized gain on investments.........         --           (0.28)          (0.03)            --
                                                    -------         -------         -------        -------
Net asset value at end of period................    $  8.71         $  9.40         $ 11.94        $  9.21
                                                    =======         =======         =======        =======
Total investment return.........................      (7.34%)        (19.08%)         32.19%        (7.90%)(c)
Ratios (to average net assets)/Supplemental
  Data:
  Net investment loss...........................      (0.83%)         (0.68%)         (0.54%)       (0.35%)+
  Net expenses..................................       1.08%           1.07%           0.95%          0.95% +
  Expenses (before reimbursement)...............       1.08%           1.07%           1.04%          1.50% +
Portfolio turnover rate.........................         49%             51%             59%            12%
Net assets at end of period (in 000's)..........    $31,243         $36,015         $32,100        $15,867

------------
(a)  Commencement of Operations.
(b) Per share data based on average shares outstanding during the period.
(c)  Total return is not annualized.
 +  Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Business:
--------------------------------------------------------------------------------

MainStay VP Series Fund, Inc. (the "Fund") was incorporated under Maryland law on June 3, 1983. The Fund is registered under the Investment Company Act of 1940, as amended ("Investment Company Act"), as an open-end diversified management investment company.

The Portfolios commenced operations on the dates indicated below:

COMMENCEMENT OF
  OPERATIONS                              PORTFOLIOS
---------------  ------------------------------------------------------------
July 2, 2001     Equity Income, Mid Cap Core, Mid Cap Growth and Small Cap
                 Growth Portfolios
May 1, 1998      American Century Income & Growth, Dreyfus Large Company
                 Value, Eagle Asset Management Growth Equity and Lord Abbett
                 Developing Growth Portfolios
October 1, 1996  Convertible Portfolio
May 1, 1995      High Yield Corporate Bond, International Equity and Value
                 Portfolios
January 29,      Capital Appreciation, Cash Management, Government, Total
  1993           Return and Indexed Equity Portfolios
January 23,      Bond and Growth Equity Portfolios
  1984

The Portfolios (each separately a "Portfolio") are separate Portfolios of the Fund. Shares of the Portfolios are currently offered only to New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). NYLIAC allocates shares of the Portfolios to, among others, NYLIAC Variable Annuity Separate Accounts-I, II and III, VUL Separate Account-I and CSVUL Separate Account-I (collectively "Separate Accounts"). The Separate Accounts are used to fund flexible premium deferred variable annuity and variable life insurance policies.

The investment objectives for each of the Portfolios of the Fund are as follows:

Bond: to seek the highest income over the long term consistent with preservation of principal.

Capital Appreciation: to seek long-term growth of capital. Dividend income, if any, is an incidental consideration.

Cash Management: to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity.

Convertible:  to seek capital appreciation together with current income.

Equity Income: to realize maximum long-term total return from a combination of capital appreciation and income.

Government: to seek a high level of current income, consistent with safety of principal.

Growth Equity: to seek long-term growth of capital, with income as a secondary consideration.

High Yield Corporate Bond: to maximize current income through investment in a diversified portfolio of high yield, high risk debt securities which are ordinarily in the lower rating categories of recognized rating agencies (that is, rated Baa to B by Moody's or BBB to B by S&P). Capital appreciation is a secondary objective.

Indexed Equity: to seek to provide investment results that correspond to the total return performance (and reflect reinvestment of dividends) of publicly traded common stocks represented by the S&P 500 Index.

International Equity: to seek long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

Mid Cap Core:  to seek long-term growth of capital.

Mid Cap Growth:  to seek long-term growth of capital.

Small Cap Growth:  to seek long-term capital appreciation.

Total Return: to realize current income consistent with reasonable opportunity for future growth of capital and income.

Value: to realize maximum long-term total return from a combination of capital growth and income.

American Century Income & Growth: to seek dividend growth, current income and capital appreciation.

Dreyfus Large Company Value:  capital appreciation.

Eagle Asset Management Growth Equity: to seek growth through long-term capital appreciation.

Lord Abbett Developing Growth: to seek long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

High Yield Corporate Bond Portfolio invests primarily in high yield bonds. Investment in these bonds may involve special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

There are certain risks involved in investing in foreign securities that are different from the usual risks inherent in domestic instruments. These risks include difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

--------------------------------------------------------------------------------
NOTE 2--Significant Accounting Policies:
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the
Fund:

                                      (A)

VALUATION OF FUND SHARES. The net asset value per share of each Portfolio is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the Exchange. The net asset value per share is calculated for each Portfolio by dividing the current market value (amortized cost, in the case of the Cash Management Portfolio) of the Portfolio's total assets, less liabilities, by the total number of outstanding shares of that Portfolio. Each Portfolio's net asset value will fluctuate, and although the Cash Management Portfolio seeks to preserve the value of your investment of $1.00 per share, an investor could lose money by investing in any Portfolio. An investment in the Cash Management Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                      (B)

SECURITIES VALUATION. Portfolio securities of Cash Management Portfolio are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

                                                   MAINSTAY VP SERIES FUND, INC.

Securities of each of the other Portfolios are stated at value determined (a) by appraising common and preferred stocks which are traded on the Exchange at the last sale price on that day or, if no sale occurs, at the mean between the closing bid and asked prices, (b) by appraising common and preferred stocks traded on other United States national securities exchanges or foreign securities exchanges as nearly as possible in the manner described in (a) by reference to their principal exchange, including the National Association of Securities Dealers National Market System, (c) by appraising over-the-counter securities quoted on the National Association of Securities Dealers NASDAQ ("NASDAQ") system (but not listed on the National Market System) at the bid price supplied through such system, (d) by appraising over-the-counter securities not quoted on the NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market, at prices supplied by the pricing agent or brokers selected by the Adviser (see Note 3) if these prices are deemed to be representative of market values at the regular close of business of the Exchange, (e) by appraising debt securities at prices supplied by a pricing agent selected by the Adviser, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by the Adviser to be representative of market values at the regular close of business of the Exchange, (f) by appraising options and futures contracts at the last sale price on the market where such options or futures contracts are principally traded, and (g) by appraising all other securities and other assets, including debt securities for which prices are supplied by a pricing agent but are not deemed by the Adviser to be representative of market values, but excluding money market instruments with a remaining maturity of sixty days or less and including restricted securities and securities for which no market quotations are available, at fair value in accordance with procedures approved by the Directors. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing the difference between market value on the 61st day prior to maturity and value on maturity date if their original term to maturity at purchase exceeded 60 days. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last bid and asked prices based on dealer or exchange quotations.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the regular close of the Exchange will not be reflected in the Portfolios' calculations of net asset values unless the Adviser believes that the particular event would materially affect net asset value, in which case an adjustment may be made.

                                      (C)

FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The High Yield Corporate Bond and International Equity Portfolios enter into foreign currency forward contracts primarily to hedge their foreign currency denominated investments and receivables and payables against adverse movements in future foreign exchange rates.

The use of foreign currency forward contracts involves, to varying degrees, elements of market risk in excess of the related amount recognized in the Statement of Assets and Liabilities. The contract amount reflects the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation on forward contracts reflects the Portfolio's exposure at year-end to credit loss in the event of a counterparty's failure to perform its obligations.

HIGH YIELD CORPORATE BOND PORTFOLIO

Foreign currency forward contracts open at December 31, 2001:

                                                               CONTRACT      CONTRACT       UNREALIZED
                                                                AMOUNT        AMOUNT      APPRECIATION/
                                                                 SOLD        PURCHASED    (DEPRECIATION)
                                                              -----------   -----------   --------------
FOREIGN CURRENCY SALE CONTRACTS
------------------------------------------------------------
Euro vs. U.S. Dollar, expiring 3/21/02......................  E 6,698,163   $ 6,093,319      $149,181
Pound Sterling vs. U.S. Dollar, expiring 3/14/02............  L11,357,800   $16,412,021       (40,060)

                                                               CONTRACT      CONTRACT
                                                                AMOUNT        AMOUNT
                                                               PURCHASED       SOLD
                                                              -----------   -----------
FOREIGN CURRENCY BUY CONTRACTS
------------------------------------------------------------
Pound Sterling vs. U.S. Dollar, expiring 3/14/02............  L 6,386,708   $ 9,019,947       231,372
                                                                                             --------
Net unrealized appreciation on foreign currency forward
  contracts.................................................                                 $340,493
                                                                                             ========

                                      (D)

FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Indexed Equity and American Century Income & Growth Portfolios invest in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill their investment objectives.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Portfolio's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

                                      (E)

REPURCHASE AGREEMENTS. At the time a Portfolio enters into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security, including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in a segregated account of the respective Portfolio's custodian. In the case of repurchase agreements exceeding one day, the market value of the underlying securities are monitored by the Adviser by pricing them daily.

                                                   MAINSTAY VP SERIES FUND, INC.

Each Portfolio may enter into repurchase agreements to earn income. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement.

                                      (F)

SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued daily except when collection is not expected. Discounts on securities purchased for all Portfolios are accreted on the constant yield method over the life of the respective securities or, if applicable, over the period to the first call date. Prior to January 1, 2001, premiums on securities purchased were not amortized for any Portfolios except Bond and Cash Management Portfolios which amortized the premium on the constant yield method over the life of the respective securities.

As required, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies ("Audit Guide") effective January 1, 2001. The revised Audit Guide requires each Portfolio to amortize premium and discount on all fixed-income securities. Upon initial adoption, each Portfolio adjusted the cost of its fixed-income securities and accumulated undistributed net investment income by the cumulative amount of premium amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle did not affect any Portfolio's net asset value, but the initial adjustment required upon adoption of premium amortization decreased the recorded cost of its investments (but not their market value) and accumulated undistributed net investment income and increased the net unrealized gain (loss) by the amounts shown below.

Convertible Portfolio.......................................  $132,964
Government Portfolio........................................   152,219
High Yield Corporate Bond Portfolio.........................   167,871
Total Return Portfolio......................................   366,705

Additionally, each Portfolio estimates the effect of the change for the fiscal year ended December 31, 2001, on the Statement of Operations was to decrease net investment income and to increase realized and unrealized gain (loss) by the amounts shown below.

Convertible Portfolio.......................................  $210,128
Government Portfolio........................................   682,845
High Yield Corporate Bond Portfolio.........................   157,656
Total Return Portfolio......................................   909,994

                                      (G)

FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are recorded in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid rate last quoted by any major U.S. bank at the following dates:

        (i) market value of investment securities, other assets and liabilities--at the valuation date,

       (ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities of Convertible, High Yield Corporate Bond and International Equity Portfolios are presented at the exchange rates and market values at the close of the year. The changes in net assets arising from fluctuations in exchange rates and the changes in net assets resulting from changes in market prices are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing foreign currency denominated assets and liabilities, other than investments, at year-end exchange rates are reflected in unrealized foreign exchange gains (losses).

HIGH YIELD CORPORATE BOND PORTFOLIO

Foreign currency held at December 31, 2001:

        CURRENCY                 COST           VALUE
------------------------        -------        -------
Euro            E 4,930         $ 4,348        $ 4,390
Pound Sterling  L19,183          27,903         27,918
                                -------        -------
                                $32,251        $32,308
                                =======        =======

INTERNATIONAL EQUITY PORTFOLIO

Foreign currency held at December 31, 2001:

                 CURRENCY                              COST              VALUE
-------------------------------------------         ----------         ----------
Danish Krone                DK           16         $        2         $        2
Euro                        E       810,035            717,196            721,248
Pound Sterling              L     1,198,092          1,721,119          1,743,703
Swiss Franc                 CF      163,265             99,856             98,334
                                                    ----------         ----------
                                                    $2,538,173         $2,563,287
                                                    ==========         ==========

                                      (H)

MORTGAGE DOLLAR ROLLS. Certain of the Portfolios may enter into mortgage dollar roll ("MDR") transactions in which they sell mortgage-backed securities ("MBS") from their portfolio to a counterparty from whom they simultaneously agree to buy a similar security on a delayed delivery basis. The MDR transactions of the Portfolios are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolios have agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. The Portfolios maintain a segregated account with the custodian containing securities from the respective portfolios having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Portfolios at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

                                      (I)

RESTRICTED SECURITIES. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The High Yield Corporate Bond and Total Return Portfolio do not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

                                                   MAINSTAY VP SERIES FUND, INC.

HIGH YIELD CORPORATE BOND PORTFOLIO

Restricted securities held at December 31, 2001:

                                                                    PRINCIPAL                                 PERCENT
                                                  ACQUISITION        AMOUNT/                    12/31/01         OF
                  SECURITY                          DATE(S)          SHARES         COST          VALUE      NET ASSETS
                  --------                     -----------------   -----------   -----------   -----------   ----------
Carmike Cinemas, Inc.
  Bank debt, Term Loan
  4.32%, due 3/30/05 (a).....................       8/30/01        $   993,728   $   972,730   $ 1,029,751      0.2%
  Bank debt, Revolver
  9.08%, due 11/10/02 (a)....................       6/12/01          3,950,320     3,501,008     4,093,519      0.6
Colorado Prime Corp.
  Common Stock...............................   5/6/97-11/10/99         64,130           641           641      0.0(b)
  Preferred Stock............................   5/6/97-11/10/99          1,509     5,504,719       393,836      0.1
Crown Cork & Seal Company, Inc.
  Bank debt, Revolver
  4.2286%, due 1/2/03........................      12/27/01            992,680       749,248       833,851      0.1
  5.5522%, due 1/2/03........................      12/27/01        E   113,995       103,308        95,757      0.0(b)
  6.1903%, due 1/2/03........................      12/27/01        L   164,975       239,883       138,579      0.1
Electronic Retailing Systems International,
  Inc.
  8.00%, due 8/1/04 (c)......................   5/26/98-10/1/01    $   585,238       122,720       146,309      0.0(b)
  Convertible Preferred Stock
  Series A-1 (c).............................   5/20/98-1/15/99          4,247            42            42      0.0(b)
Ermis Maritime Holdings Ltd.
  12.50%, due 3/15/04........................  12/14/98-2/16/01      3,188,036     2,822,941     2,714,931      0.4
  Preferred Stock............................   12/9/98-2/6/01          70,835             0(d)         708     0.0(b)
FRI-MRD Corp.
  14.00%, due 1/24/02 (a)....................      10/30/98          3,000,000     3,009,148     1,800,000      0.3
  15.00%, due 1/24/02 (a)....................   8/12/97-1/3/98       5,400,000     5,379,596     3,510,000      0.5
Genesis Health Ventures, Inc.
  Convertible Preferred Stock
  6.00% (c)..................................  11/1/99-12/31/01          1,547       147,771       163,209      0.0(b)
GT Group Telecom Services Corp.
  Term Loan B
  6.5625%, due 6/30/08.......................       1/30/01          2,304,787     1,761,395     1,659,446      0.2
  Term Loan A
  8.25%, due 6/30/08.........................       1/30/01          3,225,213     2,446,976     2,322,154      0.3
Harborside Healthcare Corp.
  (zero coupon), due 8/1/07
  12.00%, beginning 8/1/04...................   8/20/99-6/30/00      9,217,000     4,186,692     4,101,565      0.6
  Class A, Warrants..........................   8/17/99-6/23/00        259,493       781,236       259,493      0.0(b)
ICO Global Communications Holdings, Ltd.
  Class A, Common Stock......................       5/10/00            334,930     3,500,019       669,860      0.1
Morris Material Handing, Inc.
  Series A, Warrants.........................  3/11/99-10/30/01          5,522             0(d)          55     0.0%(b)
  Series B, Warrants.........................  3/11/99-10/30/01          5,522             0(d)          55     0.0(b)
  Series C, Warrants.........................  3/11/99-10/30/01          8,284             0(d)          83     0.0(b)
  Common Stock...............................  3/11/99-10/30/01          8,836         4,919        46,831      0.0(b)
Owens Corning, Inc.
  Bank debt, Revolver
  3.62%, due 6/26/02 (a).....................  9/26/01-11/29/01      4,035,030     2,676,566     2,718,601      0.4
Pacific & Atlantic (Holdings) Inc.
  Convertible Preferred Stock
  7.50%, Class A (c).........................   5/21/98-5/4/99         153,164     1,524,981       765,820      0.1
Paperboard Industries International, Inc.
  Convertible Preferred Stock
  5.00%, Class A.............................       5/4/98             128,883     2,144,906     1,917,541      0.3
President Casinos, Inc.
  12.00%, due 9/15/02 (a)....................       12/3/98            895,000       895,000       617,550      0.1
Synthetic Industries, Inc.
  Bridge Loan
  17.00%, due 6/14/08 (a)....................  12/17/99-3/27/00        665,000       665,000       266,000      0.0(b)

                                                                    PRINCIPAL                                 PERCENT
                                                  ACQUISITION        AMOUNT/                    12/31/01         OF
                  SECURITY                          DATE(S)          SHARES         COST          VALUE      NET ASSETS
                  --------                     -----------------   -----------   -----------   -----------   ----------
Thermadyne Holdings, Corp.
  Bank debt, Term Loan
  4.68%, due 5/22/04.........................      10/16/01        $ 1,047,264   $   943,925   $   801,157      0.1
  Bank debt, Revolver
  4.68%, due 5/22/04.........................      10/16/01          1,058,382       860,542       809,663      0.1
United Artists Theatre Circuit, Inc.
  Bank debt, Term Loan
  5.93%, due 2/2/05..........................       5/9/01           2,189,223     2,189,223     2,112,600      0.3
  Common Stock...............................       2/1/01              71,229        65,182       249,302      0.0(b)
United Industries Corp.
  Bank debt, Revolver
  5.4071%, due 1/20/05.......................  3/26/01-12/12/01        163,513       163,513       154,520      0.0(b)
  Bank debt, Term Loan
  5.43%, due 1/20/05.........................       3/26/01            457,897       419,004       432,713      0.1
Wyndham International, Inc.
  Bank debt, Term Loan
  6.3125%, due 6/30/06.......................       9/19/01          2,469,518     2,419,826     2,114,967      0.3
XO Communications, Inc.
  Bank debt, Revolver
  5.13%, due 12/31/06........................       8/1/01           2,620,000     1,955,734     1,807,800      0.3
  Bank debt, Term Loan
  5.63%, due 6/30/07.........................       9/27/01          1,500,000     1,121,191     1,026,429      0.2
Ziff Davis Media, Inc.
  Bank debt, Term Loan B2
  8.52%, due 3/31/07.........................       6/5/01           1,643,487     1,448,943     1,221,658      0.2
  Bank debt, Term Loan B1
  9.75%, due 3/31/07.........................       6/5/01               4,890         4,309         3,635      0.0(b)
                                                                                 -----------   -----------      ---
                                                                                 $54,732,837   $41,000,631      6.0%
                                                                                 ===========   ===========      ===

------------

(a)  Issue in default.
(b) Less than one tenth of a percent.
(c)  PIK ("Payment in Kind")--interest payment is made with additional shares.
(d) Less than one dollar.

                                                   MAINSTAY VP SERIES FUND, INC.

TOTAL RETURN PORTFOLIO

Restricted security held at December 31, 2001:

                                                                                                                     PERCENT
                                                      ACQUISITION                                      12/31/01         OF
                  SECURITY                               DATE             SHARES        COST             VALUE      NET ASSETS
                  --------                         -----------------    ----------   -----------      -----------   ----------
Paperboard Industries International, Inc.
  Convertible Preferred Stock
  5.00%, Class A.............................           5/4/98              13,332   $   221,875      $   198,356      0.0%(a)
                                                                                     ===========      ===========      ===

------------
(a)  Less than one tenth of a percent.

                                      (J)

SECURITIES LENDING. The Portfolios may lend their securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. The Portfolios may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Portfolios receive compensation for lending their securities in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolios.

Cash collateral received by Government and Total Return Portfolios is invested in investment grade commercial paper or other securities in accordance with the Portfolios Securities Lending Procedures. Such investments are included as an asset and a corresponding liability in the Statement of Assets and Liabilities. While the Portfolios invest cash collateral in investment grade securities or other "high quality" investment vehicles, the Portfolios bear the risk that liability for the collateral may exceed the value of the investment.

Non-cash collateral received and held by Government and Total Return Portfolios in the form of U.S. Government obligations, had a value of $1,866,478 and $259,116, respectively, as of December 31, 2001.

Net income earned on securities lending amounted to $114,674 and $124,915, net of broker fees and rebates, for the Government and Total Return Portfolios, respectively, for the year ended December 31, 2001, and is included as interest income on the Statement of Operations.

GOVERNMENT PORTFOLIO

Investments made with cash collateral at December 31, 2001:

                                                                SHARES            VALUE
                                                              ----------------------------
CASH & CASH EQUIVALENTS
AIM Institutional Funds Group...............................      585,923      $   585,923
Cash with Security Lending Agent............................                           953
                                                                               -----------
                                                                                   586,876
                                                                               -----------
                                                               PRINCIPAL
                                                                AMOUNT
                                                              -----------
SHORT-TERM COMMERCIAL PAPER
Atlantic Asset Securities Corp.
  2.20%, due 1/14/02........................................  $ 8,102,000        8,095,563
                                                                               -----------
MASTER NOTE
Bank of America Securities
  2.00%, due 1/2/02                                            10,000,000       10,000,000
                                                                               -----------
REPURCHASE AGREEMENTS
Bear Stearns Co., Inc.
  1.78%, due 1/2/02
  (Collateralized by
  $2,020,000 Bear Stearns Commercial Mortgage Security
    5.99%, due 7/3/09 Market Value $2,020,000
  $2,000,000 First Union National Bank Commercial Mortgage
    7.30%, due 8/15/33 Market Value $2,026,068
  $2,810,000 LB-UBS Commercial Mortgage Trust
    7.76%, due 7/14/16 Market Value $2,846,997).............    6,732,750        6,732,750
Credit Suisse First Boston Corp.
  1.94%, due 1/2/02
  (Collateralized by
  $6,405,000 Air 2 Us
    12.266%, due 10/1/20 Market Value $5,628,650
  $800,000 Cleveland Electric Illuminating Co.
    6.86%, due 10/1/08 Market Value $800,160
  $2,100,000 Valero Energy Corp.
    7.85%, due 6/1/05 Market Value $2,235,261)..............    8,490,000        8,490,000
Deutsche Bank Alex Brown Inc.
  1.94%, due 1/2/02
  (Collateralized by
  $11,746,018 United Airlines, Inc.
    7.186%, due 4/1/11 Market Value $10,981,765)............   10,000,000       10,000,000
Morgan Stanley Dean Witter & Co.
  1.93%, due 1/2/02
  (Collateralized by
  $7,295,000 Ford Motor Credit Co.
    7.20%, due 6/15/07 Market Value $7,519,418
  $1,960,464 Georgia-Pacific Corp.
    7.50%, due 5/15/06 Market Value $1,925,764
  $908,180 Illinois Central Railroad Co.
    6.75%, due 5/15/03 Market Value $943,761
  $108,086 Team Fleet Financing Corp.
    3.87%, due 12/25/04 Market Value $111,058)..............   10,000,000       10,000,000
                                                                               -----------
                                                                                35,222,750
                                                                               -----------
Total investments made with cash collateral.................                   $53,905,189
                                                                               ===========

                                                   MAINSTAY VP SERIES FUND, INC.

                                                               PRINCIPAL
                                                                AMOUNT            VALUE
                                                              ----------------------------
Non-cash collateral received and held by the Portfolio at
  December 31, 2001:
United States Treasury Inflationary Indexed Bond
  3.625%, due 4/15/28.......................................  $    85,000      $    95,997
  4.25%, due 1/15/10........................................      100,000          106,906
United States Treasury Bonds
  6.00%, due 2/15/26........................................       95,000          100,076
  6.25%, due 8/15/23........................................      420,000          454,650
  7.25%, due 8/15/22........................................      100,000          120,500
  7.50%, due 11/15/16.......................................      100,000          119,312
  8.125%, due 5/15/21.......................................       70,000           90,038
  8.75%, due 5/15/17........................................       65,000           86,186
  11.125%, due 8/15/03......................................      500,000          587,188
United States Treasury Note
  5.625%, due 5/15/08.......................................      100,000          105,625
                                                                               -----------
Total non-cash collateral...................................                   $ 1,866,478
                                                                               ===========
Total collateral                                                               $55,771,667
                                                                               ===========

TOTAL RETURN PORTFOLIO

Investments made with cash collateral at December 31, 2001:



                                                                SHARES         VALUE
                                                              -------------------------
CASH & CASH EQUIVALENTS
AIM Institutional Funds Group...............................    9,518,701   $ 9,518,701
Cash with Security Lending Agent............................                    202,804
                                                                            -----------
                                                                              9,721,505
                                                                            -----------

                                                               PRINCIPAL
                                                              -----------
MASTER NOTE
Bank of America Securities
 2.00%, due 1/2/02..........................................  $10,000,000    10,000,000
REPURCHASE AGREEMENTS
Bear Stearns & Co., Inc.
 1.78%, due 1/2/02
 (Collateralized by
 $4,125,000 Banco de Credito Y Securitizacion
   4.43%, due 5/31/10 Market Value $3,062,874
 $3,190,000 LB-UBS Commercial Mortgage Trust
   7.76%, due 7/14/16 Market Value $3,232,000)..............    6,156,044     6,156,044
Credit Suisse First Boston Corp.
 1.93%, due 1/2/02
 (Collateralized by
 $1,666,000 Stellar Funding Group
   1.83%, due 1/28/02, Market Value $1,663,381
 $589,000 Stellar Funding Group
   3.49%, due 2/4/02, Market Value $587,871
 $311,000 Stellar Funding Group
   1.83%, due 2/8/02, Market Value $310,343
 $1,201,000 Stellar Funding Group
   1.83%, due 2/22/02, Market Value $1,197,614
 $1,004,000 Stellar Funding Group
   1.83%, due 2/28/02, Market Value $1,000,864
 $406,000 Stellar Funding Group
   1.83%, due 3/6/02, Market Value $404,611
 $704,000 Stellar Funding Group
   1.83%, due 3/8/02, Market Value $701,522
 $633,000 Stellar Funding Group
   1.83% due 3/14/02 Market Value $630,584
 $873,000 Stellar Funding Group
   1.83%, due 3/15/02, Market Value $869,625
 $1,092,000 Stellar Funding Group
   1.83%, due 3/21/02, Market Value $1,087,456
 $730,000 Stellar Funding Group
   1.83%, due 3/25/02, Market Value $726,819
 $860,000 Stellar Funding Group
   1.83%, due 3/26/02, Market Value $856,210
 $409,000 Stellar Funding Group
   1.84%, due 4/19/02, Market Value $406,691
 $255,000 Stellar Funding Group
   1.85%, due 5/7/02, Market Value $253,323

                                                   MAINSTAY VP SERIES FUND, INC.

                                                               PRINCIPAL
                                                                AMOUNT         VALUE
                                                              -------------------------
REPURCHASE AGREEMENTS (Continued)
Credit Suisse First Boston Corp. (Continued)
 $961,000 Stellar Funding Group
   1.86%, due 5/13/02, Market Value $954,383
 $988,000 Stellar Funding Group
   1.86%, due 5/16/02, Market Value $981,044
 $825,000 Stellar Funding Group
   1.86%, due 5/21/02, Market Value $818,979
 $722,000 Stellar Funding Group
   1.87%, due 6/4/02, Market Value $716,183
 $543,000 Stellar Funding Group
   1.87%, due 6/7/02, Market Value $538,533
 $190,000 Stellar Funding Group
   1.87%, due 6/11/02, Market Value $188,394)                 $14,600,000   $14,600,000
Deutsche Bank Alex Brown Inc.
 1.95%, due 1/2/02
 (Collateralized by
 $7,245,000 Clear Channel Communications,
   7.25%, due 9/15/03 Market Value $7,485,099
 $1,739,168 Team Fleet Financing Corp.
   3.87% due 12/25/04 Market Value $1,786,995
 $8,250,000 Washington Mutual Capital I
   8.375%, due 6/1/27 Market Value $8,577,906)..............   17,000,000    17,000,000
HSBC Securities Inc.
 2.05% due 1/2/02
 (Collateralized by
 $1,845,000 Sprint Capital Corp.
   7.625%, due 6/10/02 Market Value $1,884,704
 $8,437,000 Time Warner Entertainment Co.
   9.625%, due 5/1/02 Market Value $8,619,408)..............   10,000,000    10,000,000
                                                                            -----------
                                                                             47,756,044
                                                                            -----------
Total investments made with cash collateral.................                 67,477,549
                                                                            -----------
Non-cash collateral received and held by the Portfolio at
 December 31, 2001:
United States Treasury Bond
 6.25%, due 8/15/23.........................................       50,000        54,125
United States Treasury Notes
 5.625%, due 5/16/08                                              100,000       105,625
 6.50%, due 10/15/06........................................       90,000        99,366
                                                                            -----------
Total non-cash collateral...................................                    259,116
                                                                            -----------
Total collateral............................................                $67,736,665
                                                                            ===========

                                      (K)

PURCHASED AND WRITTEN OPTIONS. International Equity Portfolio may write covered call and put options on its portfolio securities or foreign currencies. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. By writing a covered call option, a Portfolio foregoes in exchange for the premium the opportunity for capital appreciation above the exercise price should the market price of the underlying security or foreign currency increase. By writing a covered put option, a Portfolio, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security or foreign currency below the exercise price.

The Portfolio may purchase call and put options on its portfolio securities or foreign currencies. The Portfolio may purchase call options to protect against an increase in the price of the security or foreign currency it anticipates purchasing. The Portfolio may purchase put options on its securities or foreign currencies to protect against a decline in the value of the security or foreign currency or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities or foreign currencies held by the Portfolio and the prices of options relating to the securities or foreign currencies purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

                                      (L)

LOAN PARTICIPATIONS. High Yield Corporate Bond Portfolio invests in Loan Participations. When the Portfolio purchases a Participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such Participation ("Selling Participant"), but not with the Borrower. As a result, the Portfolio assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the Borrower ("Intermediate Participants"). The Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation.

                                      (M)

FEDERAL INCOME TAXES. Each of the Portfolios is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Portfolio within the allowable time limits. Therefore, no federal income tax provision is required.

Investment income received by a Portfolio from foreign sources may be subject to foreign income taxes withheld at the source.

                                      (N)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. For Cash Management Portfolio, dividends are declared daily and paid monthly. Each of the other Portfolios intends to declare and pay, as a dividend, substantially all of their net investment income and net realized gains no less frequently than once a year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax differences" are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

                                                   MAINSTAY VP SERIES FUND, INC.

The following table discloses the current year reclassifications between accumulated undistributed net investment income (loss), accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net realized gain (loss) on foreign currency transactions and paid-in capital arising from permanent differences; net assets are not affected.

                                                                                            ACCUMULATED
                                                                          ACCUMULATED      UNDISTRIBUTED
                                                         ACCUMULATED     UNDISTRIBUTED      NET REALIZED
                                                        UNDISTRIBUTED     NET REALIZED     GAIN (LOSS) ON    ADDITIONAL
                                                        NET INVESTMENT    GAIN (LOSS)     FOREIGN CURRENCY    PAID-IN
                                                        INCOME (LOSS)    ON INVESTMENTS     TRANSACTIONS      CAPITAL
                                                        --------------   --------------   ----------------   ----------
Bond Portfolio........................................    $  130,010       $(130,010)        $       0       $       0
Convertible Portfolio.................................        86,293          (9,754)                0         (76,539)
Equity Income Portfolio...............................         1,066           9,585                 0         (10,651)
Government Portfolio..................................       281,959        (281,959)                0               0
Growth Equity Portfolio...............................        (9,355)         74,200                 0         (64,845)
High Yield Corporate Bond Portfolio...................      (243,238)       (397,545)          963,222        (322,439)
Indexed Equity Portfolio..............................        (9,851)          9,851                 0               0
International Equity Portfolio........................        10,786         (69,973)           59,229             (42)
Mid Cap Core Portfolio................................        (1,073)          1,073                 0               0
Mid Cap Growth Portfolio..............................        21,407               0                 0         (21,407)
Small Cap Growth Portfolio............................        30,735               0                 0         (30,735)
Total Return Portfolio................................       516,881        (516,881)                0               0
American Century Income & Growth Portfolio............         3,695           1,173                 0          (4,868)
Dreyfus Large Company Value Portfolio.................         4,281               0                 0          (4,281)
Eagle Asset Management Growth Equity Portfolio........       184,223               0                 0        (184,223)
Lord Abbett Developing Growth Portfolio...............       251,374           1,789                 0        (253,163)

The reclassifications for the Portfolios are primarily due to foreign currency gain (loss), nondeductible organization expenses, distribution reclassifications, loss on sales of options, investments in real estate investment trusts, paydown gain (loss), premium amortization adjustments and net operating losses.

With adoption of the revised Audit Guide, each Portfolio, if applicable, is required to present the tax-based components of capital, which components may differ from their corresponding amounts for financial reporting purposes due to the reclassifications described above. Undistributed net investment income, undistributed net realized gains, and accumulated net realized losses, if any, shown in the Statement of Assets and Liabilities represent tax-based undistributed ordinary income, undistributed net long-term capital gains and capital loss carryforwards, respectively, except for any temporary differences. Tax-based unrealized appreciation (depreciation) is reflected in a footnote to each of the Portfolios of Investments.

                                      (O)

ORGANIZATION COSTS. Costs incurred in connection with the initial organization and registration of American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios of the Fund are amortized over a maximum period of 60 months beginning with the commencement of operations of the respective Portfolios on May 1, 1998. Organization costs for American Century Income & Growth, Dreyfus Large Company Value and Lord Abbett Developing Growth Portfolios, paid by, and reimbursable to, NYLIAC, aggregated approximately $64,500. In the event that any of the initial shares purchased by NYLIAC are redeemed, proceeds of such redemption will be reduced by the proportionate amount of the unamortized deferred organizational expenses which the number of shares redeemed bears to the total number of initial shares purchased.

Initial shares purchased by NYLIAC in Eagle Asset Management Growth Equity Portfolio were redeemed on December 28, 2000 and March 29, 2001. (Also see Note 7 for further discussion of these redemptions).

                                      (P)

EXPENSES. Expenses with respect to the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred except when direct allocations of expenses can be made.

                                      (Q)

USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTE 3--Fees and Related Party Policies:
--------------------------------------------------------------------------------

                                      (A)

INVESTMENT ADVISORY, SUB-ADVISORY AND ADMINISTRATION FEES. Prior to February 13, 2001, MacKay Shields LLC ("MacKay Shields") acted as investment adviser to Capital Appreciation, Cash Management, Convertible, Government, High Yield Corporate Bond, International Equity, Total Return and Value Portfolios under an Investment Advisory Agreement. Effective February 13, 2001, New York Life Investment Management LLC ("NYLIM"), an indirect wholly-owned subsidiary of New York Life, replaced MacKay Shields as investment adviser, pursuant to a Substitution Agreement. MacKay Shields, a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as sub-adviser to these Portfolios, as well as, Equity Income, Mid Cap Growth and Small Cap Growth Portfolios, under a Sub-Advisory Agreement with NYLIM. Prior to December 22, 2000, Madison Square Advisors LLC ("Madison Square Advisors") acted as investment adviser to Bond and Growth Equity Portfolios under an Investment Advisory Agreement and Monitor Capital Advisors LLC ("Monitor") acted as investment adviser to Indexed Equity Portfolio under an Investment Advisory Agreement. Effective December 22, 2000, NYLIM replaced Madison Square Advisers and Monitor as investment adviser pursuant to Substitution Agreements and these Portfolios, as well as, Mid Cap Core Portfolio, will be advised by NYLIM directly, without a sub-adviser. Prior to February 13, 2001, New York Life acted as investment adviser to American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios under an Investment Advisory Agreement. Effective February 13, 2001, NYLIM replaced New York Life as investment adviser, pursuant to a Substitution Agreement. Pursuant to a Sub-Advisory Agreement with NYLIM, American Century Investment Management, Inc. serves as sub-adviser to the American Century Income & Growth Portfolio; The Dreyfus Corporation serves as sub-adviser to the Dreyfus Large Company Value Portfolio; Eagle Asset Management, Inc. serves as sub-adviser to the Eagle Asset Management Growth Equity Portfolio; and Lord, Abbett & Co. serves as sub-adviser to the Lord Abbett Developing Growth Portfolio. The substitutions had no effect on investment personnel, investment strategies or fees of the Portfolios.

Prior to February 13, 2001, NYLIAC was administrator for the Fund. Effective February 13, 2001, NYLIM replaced NYLIAC as administrator under a Substitution Agreement.

                                                   MAINSTAY VP SERIES FUND, INC.

The Fund, on behalf of each Portfolio, pays the Adviser and Administrator a monthly fee for the services performed and the facilities furnished at an approximate annual rate of the average daily net assets of each Portfolio as follows:

                                                               ADVISER   ADMINISTRATOR
                                                               -------   -------------
Bond Portfolio..............................................    0.25%        0.20%
Capital Appreciation Portfolio..............................    0.36%        0.20%
Cash Management Portfolio...................................    0.25%        0.20%
Convertible Portfolio.......................................    0.36%        0.20%
Equity Income Portfolio.....................................    0.70%*       0.00%
Government Portfolio........................................    0.30%        0.20%
Growth Equity Portfolio.....................................    0.25%        0.20%
High Yield Corporate Bond Portfolio.........................    0.30%        0.20%
Indexed Equity Portfolio....................................    0.10%        0.20%
International Equity Portfolio..............................    0.60%        0.20%
Mid Cap Core Portfolio......................................    0.85%*       0.00%
Mid Cap Growth Portfolio....................................    0.75%*       0.00%
Small Cap Growth Portfolio..................................    1.00%*       0.00%
Total Return Portfolio......................................    0.32%        0.20%
Value Portfolio.............................................    0.36%        0.20%
American Century Income & Growth Portfolio..................    0.50%        0.20%
Dreyfus Large Company Value Portfolio.......................    0.60%        0.20%
Eagle Asset Management Growth Equity Portfolio..............    0.50%        0.20%
Lord Abbett Developing Growth Portfolio.....................    0.60%        0.20%

----------
* This fee reflects Management fees, which includes both Advisory fees and Administrative fees.

Pursuant to the terms of the Sub-Advisory Agreements between NYLIM and the sub-advisers, NYLIM pays the sub-advisers a monthly fee at an annual rate of average daily net assets of that Portfolio as follows:

Capital Appreciation Portfolio..............................       0.36%
Cash Management Portfolio...................................       0.25%
Convertible Portfolio.......................................       0.36%
Equity Income Portfolio.....................................       0.35%
Government Portfolio........................................       0.30%
High Yield Corporate Bond Portfolio.........................       0.30%
International Equity Portfolio..............................       0.60%
Mid Cap Growth Portfolio....................................       0.38%
Small Cap Growth Portfolio..................................       0.50%
Total Return Portfolio......................................       0.32%
Value Portfolio.............................................       0.36%
American Century Income & Growth Portfolio..................       0.40%*
Dreyfus Large Company Value Portfolio.......................       0.45%**
Eagle Asset Management Growth Equity Portfolio..............       0.40%***
Lord Abbett Developing Growth Portfolio.....................       0.50%

----------
  * On assets up to $100 million; 0.35% on assets from $100 million to $200 million; 0.30% on assets over $200 million.

 ** On assets up to $250 million; 0.40% on assets over $250 million.

*** On assets up to $200 million; 0.30% on assets over $200 million.

NYLIM has voluntarily agreed to assume the operating expenses of Equity Income, Mid Cap Core, Mid Cap Growth and Small Cap Growth Portfolios, which on an annualized basis exceed the percentages indicated below. This agreement may be terminated by NYLIM at any time.

Equity Income Portfolio.....................................    0.89%
Mid Cap Core Portfolio......................................    0.98%
Mid Cap Growth Portfolio....................................    0.97%
Small Cap Growth Portfolio..................................    0.95%

                                      (B)

DISTRIBUTOR. NYLIFE Distributors Inc. ("NYLIFE Distributors"), a wholly-owned subsidiary of NYLIM, which in turn is an indirect wholly-owned subsidiary of New York Life, serves as the Fund's distributor and principal underwriter (the "Distributor") pursuant to a Distribution agreement. NYLIFE Distributors is not obligated to sell any specific amount of the Fund's shares, and receives no compensation from the Fund pursuant to the Distribution Agreement.

                                      (C)

DIRECTORS FEES. Directors, other than those affiliated with NYLIM, New York Life, MacKay Shields or NYLIFE Distributors, are paid an annual fee of $35,000, and $1,500 for each Board meeting and each Committee meeting attended plus reimbursement for travel and out-of-pocket expenses. The Fund allocates this expense in proportion to the net assets of the respective Portfolios.

                                      (D)

CAPITAL. At December 31, 2001, NYLIAC was the beneficial owner of shares of the following Portfolios with net asset values as follows:

Equity Income Portfolio.....................................   $ 9,845,687
Mid Cap Core Portfolio......................................     9,365,363
Mid Cap Growth Portfolio....................................     9,108,600
Small Cap Growth Portfolio..................................     9,498,318
American Century Income & Growth Portfolio..................     9,999,374
Dreyfus Large Company Value Portfolio.......................    10,611,508
Lord Abbett Developing Growth Portfolio.....................     8,671,839

These values represent 33.0%, 73.5%, 65.2%, 46.5%, 14.1%, 17.9% and 27.8%,
respectively, of the net assets of each respective Portfolio at December 31, 2001.

                                                   MAINSTAY VP SERIES FUND, INC.

                                      (E)

OTHER. Fees for the cost of legal services provided to the Fund by the Office of General Counsel of NYLIM are charged to the Portfolios. For the year ended December 31, 2001 these fees, which are included in Professional fees shown on the Statement of Operations are as follows:

Bond Portfolio..............................................   $ 7,287
Capital Appreciation Portfolio..............................    31,214
Cash Management Portfolio...................................     9,697
Convertible Portfolio.......................................     4,222
Equity Income Portfolio*....................................       259
Government Portfolio........................................     4,322
Growth Equity Portfolio.....................................    24,483
High Yield Corporate Bond Portfolio.........................    15,205
Indexed Equity Portfolio....................................    30,109
International Equity Portfolio..............................     1,253
Mid Cap Core Portfolio*.....................................       126
Mid Cap Growth Portfolio*...................................       128
Small Cap Growth Portfolio*.................................       168
Total Return Portfolio......................................    15,680
Value Portfolio.............................................     8,494
American Century Income & Growth Portfolio..................     1,561
Dreyfus Large Company Value Portfolio.......................     1,172
Eagle Asset Management Growth Equity Portfolio..............     3,964
Lord Abbett Developing Growth Portfolio.....................       656

----------
* For the period July 2, 2001 through December 31, 2001.

NOTE 4--Federal Income Tax:
--------------------------------------------------------------------------------

At December 31, 2001, for federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by regulations to offset future realized gains of each respective Portfolio through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Additionally, as shown in the table below, certain Portfolios intend to elect, to the extent provided by regulations, to treat certain qualifying capital losses that arose during the year after October 31, 2001 as if they arose on January 1, 2002.

                                                                CAPITAL LOSS                         CAPITAL LOSS
                                                              AVAILABLE THROUGH   AMOUNT (000'S)   DEFERRED (000'S)
                                                              -----------------   --------------   ----------------
Bond Portfolio..............................................        2007             $    626
                                                                    2008                5,186
                                                                                     --------
                                                                                     $  5,812          $     0
                                                                                     ========          =======
Capital Appreciation Portfolio..............................        2009             $117,230          $ 3,362
                                                                                     ========          =======
Convertible Portfolio.......................................        2009             $ 19,819          $ 2,081
                                                                                     ========          =======
Equity Income Portfolio.....................................        2009             $    189          $     0
                                                                                     ========          =======
Government Portfolio........................................        2007             $  4,936
                                                                    2008                1,870
                                                                                     --------
                                                                                     $  6,806          $     0
                                                                                     ========          =======
Growth Equity Portfolio.....................................        2009             $ 36,576          $     0
                                                                                     ========          =======
High Yield Corporate Bond Portfolio.........................        2008             $ 14,184
                                                                    2009               41,315
                                                                                     --------
                                                                                     $ 55,499          $     0
                                                                                     ========          =======
International Equity Portfolio..............................        2009             $  8,664          $    15
                                                                                     ========          =======
Mid Cap Core Portfolio......................................        2009             $    835          $     0
                                                                                     ========          =======
Mid Cap Growth Portfolio....................................        2009             $    852          $   210
                                                                                     ========          =======
Small Cap Growth Portfolio..................................        2009             $  1,067          $   145
                                                                                     ========          =======
Total Return Portfolio......................................        2009             $ 10,290          $     0
                                                                                     ========          =======
American Century Income & Growth Portfolio..................        2008             $    168
                                                                    2009                3,851
                                                                                     --------
                                                                                     $  4,019          $   466
                                                                                     ========          =======
Dreyfus Large Company Value Portfolio.......................                         $      0          $   106
                                                                                     ========          =======
Eagle Asset Management Growth Equity Portfolio..............        2009             $ 76,099          $   517
                                                                                     ========          =======
Lord Abbett Developing Growth Portfolio.....................        2008             $  3,407
                                                                    2009                1,418
                                                                                     --------
                                                                                     $  4,825          $   114
                                                                                     ========          =======

Bond and Government Portfolios utilized $2,825,222 and $3,760,690, respectively, of capital loss carryforwards during the current year.

                                                   MAINSTAY VP SERIES FUND, INC.

NOTE 5--Commitments and Contingencies:
--------------------------------------------------------------------------------

As of December 31, 2001, High Yield Corporate Bond Portfolio had unfunded loan commitments pursuant to the following loan agreements:

                                                               UNFUNDED
                          BORROWER                            COMMITMENT
                          --------                            ----------
Crown Cork & Seal Company, Inc. ............................  $  268,350
Lucent Technologies, Inc....................................   2,079,000
Owens Corning, Inc. ........................................     264,970
Thermadyne Holdings Corp. ..................................     331,795
United Industries Corp. ....................................     770,849
                                                              ----------
                                                              $3,714,964
                                                              ==========

--------------------------------------------------------------------------------
NOTE 6--Line of Credit:
--------------------------------------------------------------------------------

The Portfolios, except Cash Management Portfolio, maintain a line of credit of $375,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These Portfolios pay a commitment fee, at an annual rate of 0.075% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Portfolios based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings on this line of credit during the year ended December 31, 2001.

--------------------------------------------------------------------------------
NOTE 7--Redemption by NYLIAC of Initial Investment:
--------------------------------------------------------------------------------

On December 28, 2000 and March 29, 2001, NYLIAC redeemed its initial investment in Eagle Asset Management Growth Equity Portfolio. In connection with the redemption of the initial shares, NYLIAC reimbursed the Portfolio $9,445 and $501, respectively, which represented the unamortized deferred organization expenses of the Portfolio on the dates of the redemptions.

NOTE 8--Purchases and Sales of Securities (in 000's):
--------------------------------------------------------------------------------

During the year ended December 31, 2001, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                                         BOND           CAPITAL APPRECIATION       CONVERTIBLE           EQUITY INCOME
                                      PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO*
                                 PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
                                       -----------------------------------------------------------------------------------
U.S. Government Securities.....  $148,238    $ 73,578   $     --    $     --   $     --    $     --    $    --     $   --
All others.....................   131,683      84,454    664,307     682,870    314,109     284,662     30,280      3,545
                                 -----------------------------------------------------------------------------------------
Total..........................  $279,921    $158,032   $664,307    $682,870   $314,109    $284,662    $30,280     $3,545
                                 =========================================================================================


                                     MID CAP CORE          MID CAP GROWTH        SMALL CAP GROWTH         TOTAL RETURN
                                      PORTFOLIO*             PORTFOLIO*             PORTFOLIO*             PORTFOLIO
                                 PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
                                       -----------------------------------------------------------------------------------
U.S. Government Securities.....   $    --     $   --     $    --     $   --     $    --     $   --    $417,224    $475,723
All others.....................    21,211      8,002      20,344      6,005      26,206      6,648     449,748     402,677
                                 -----------------------------------------------------------------------------------------
Total..........................   $21,211     $8,002     $20,344     $6,005     $26,206     $6,648    $866,972    $878,400
                                 =========================================================================================

----------
* For the period July 2, 2001 through December 31, 2001.

--------------------------------------------------------------------------------
NOTE 9--Capital Share Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in capital shares for the years ended December 31, 2001 and December 31, 2000 were as follows:


                                        BOND           CAPITAL APPRECIATION        CASH MANAGEMENT            CONVERTIBLE
                                      PORTFOLIO              PORTFOLIO                PORTFOLIO                PORTFOLIO
                                   2001       2000       2001        2000         2001          2000        2001       2000
                                          -----------------------------------------------------------------------------------
Shares sold....................    8,811      1,135      12,619     11,599       2,112,279    1,228,630     5,235      7,838
Shares issued in reinvestment
  of dividends and
  distributions................    1,321      1,296          55      3,782          13,932       18,471       712      1,540
                                 --------------------------------------------------------------------------------------------
                                  10,132      2,431      12,674     15,381       2,126,211    1,247,101     5,947      9,378
Shares redeemed................   (2,135)    (5,450)    (14,599)    (6,507)     (1,950,956)  (1,395,657)   (1,594)    (1,167)
                                 --------------------------------------------------------------------------------------------
Net increase (decrease)........    7,997     (3,019)     (1,925)     8,874         175,255     (148,556)    4,353      8,211
                                 ============================================================================================


                                   MID CAP CORE       MID CAP GROWTH     SMALL CAP GROWTH     TOTAL RETURN
                                     PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
                                       2001*               2001*               2001*          2001     2000
                                 ---------------------------------------------------------------------------
Shares sold....................        1,370               1,546               2,359          2,110    3,217
Shares issued in reinvestment
  of dividends and
  distributions................            2                  --                  --          1,097    4,232
                                 ---------------------------------------------------------------------------
                                       1,372               1,546               2,359          3,207    7,449
Shares redeemed................          (16)                (21)               (219)        (4,478)  (2,234)
                                 ---------------------------------------------------------------------------
Net increase (decrease)........        1,356               1,525               2,140         (1,271)   5,215
                                 ===========================================================================

----------
* For the period July 2, 2001 through December 31, 2001.

                                                   MAINSTAY VP SERIES FUND, INC.

--------------------------------------------------------------------------------

                                                          HIGH YIELD                                  INTERNATIONAL
         GOVERNMENT             GROWTH EQUITY           CORPORATE BOND         INDEXED EQUITY             EQUITY
         PORTFOLIO                PORTFOLIO               PORTFOLIO              PORTFOLIO              PORTFOLIO
    PURCHASES    SALES     PURCHASES      SALES      PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
-----------------------------------------------------------------------------------------------------------------------
    $261,892    $200,301   $       --   $       --   $     --    $     --    $    --    $    --     $    --    $    --
      40,615      20,119    1,024,370    1,061,088    430,609     335,311     52,030     76,087      74,878     71,804
-----------------------------------------------------------------------------------------------------------------------
    $302,507    $220,420   $1,024,370   $1,061,088   $430,609    $335,311    $52,030    $76,087     $74,878    $71,804
=======================================================================================================================

                                                                             EAGLE ASSET
                             AMERICAN CENTURY           DREYFUS               MANAGEMENT            LORD ABBETT
           VALUE             INCOME & GROWTH      LARGE COMPANY VALUE       GROWTH EQUITY        DEVELOPING GROWTH
         PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
    PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
--------------------------------------------------------------------------------------------------------------------
    $      --   $     --   $      --   $     --   $      --   $     --   $      --   $     --   $      --   $     --
      307,578    236,874      44,774     42,474      53,356     36,152     316,354    315,284      14,515     17,304
--------------------------------------------------------------------------------------------------------------------
    $ 307,578   $236,874   $  44,774   $ 42,474   $  53,356   $ 36,152   $ 316,354   $315,284   $  14,515   $ 17,304
====================================================================================================================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        HIGH YIELD                                 INTERNATIONAL
      EQUITY INCOME         GOVERNMENT           GROWTH EQUITY        CORPORATE BOND        INDEXED EQUITY            EQUITY
        PORTFOLIO            PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
          2001*           2001       2000       2001       2000       2001       2000       2001       2000       2001       2000
-----------------------------------------------------------------------------------------------------------------------------------
          3,136          10,225      2,364      5,159      8,922     11,730      3,973     22,121     21,113      7,762      2,612
             15             864        747        368      5,256      9,793      9,501      1,185      1,584         91        337
-----------------------------------------------------------------------------------------------------------------------------------
          3,151          11,089      3,111      5,527     14,178     21,523     13,474     23,306     22,697      7,853      2,949
           (123)         (2,398)    (8,102)    (7,359)    (6,594)    (7,608)    (6,756)   (22,781)   (15,749)    (7,835)    (2,123)
-----------------------------------------------------------------------------------------------------------------------------------
          3,028           8,691     (4,991)    (1,832)     7,584     13,915      6,718        525      6,948         18        826
===================================================================================================================================

                                                                  EAGLE ASSET
                      AMERICAN CENTURY          DREYFUS           MANAGEMENT         LORD ABBETT
         VALUE         INCOME & GROWTH    LARGE COMPANY VALUE    GROWTH EQUITY    DEVELOPING GROWTH
       PORTFOLIO          PORTFOLIO            PORTFOLIO           PORTFOLIO          PORTFOLIO
     2001     2000     2001      2000       2001       2000      2001     2000     2001      2000
---------------------------------------------------------------------------------------------------
     6,248    1,453    1,014     1,884      1,856      1,373     3,460   11,969      512     1,911
     1,493      884       56        52        158         90        --    1,327       --       110
---------------------------------------------------------------------------------------------------
     7,741    2,337    1,070     1,936      2,014      1,463     3,460   13,296      512     2,021
    (2,295)  (3,555)    (801)     (307)      (360)      (277)   (3,590)  (2,130)    (756)     (879)
---------------------------------------------------------------------------------------------------
     5,446   (1,218)     269     1,629      1,654      1,186      (130)  11,166     (244)    1,142
===================================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of MainStay VP Series Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nineteen portfolios constituting MainStay VP Series Fund, Inc., (hereafter referred to as the "Fund"), as listed in Note 1, at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 22, 2002

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)